Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 3.6%
20,119		carsales.com Ltd.	$181,071	0.2
19,321		Chorus Ltd.	76,891	0.1
19,209		Domain Holdings Australia Ltd.	34,829	0.0
6,010		News Corp.	75,351	0.1
131,818		Nine Entertainment Co. Holdings Ltd.	160,150	0.2
19,478		oOh!media Ltd.	53,915	0.1
4,071		REA Group Ltd.	216,195	0.2
74,592	(1)	Seven West Media Ltd.	26,045	0.0
62,951		Southern Cross Media Group Ltd.	52,365	0.1
19,139	(2)	SpeedCast International Ltd.	51,047	0.0
19,156		Spark New Zealand Ltd.	49,403	0.0
993,511		Telstra Corp., Ltd.	2,342,764	2.4
28,493		TPG Telecom Ltd.	140,696	0.1
51,585	(1)	Vocus Communications Ltd.	135,319	0.1
			3,596,041	3.6

		Consumer Discretionary: 6.2%
5,753		ARB Corp. Ltd.	70,384	0.1
34,876		Ardent Leisure Group Ltd.	28,107	0.0
53,222		Aristocrat Leisure Ltd.	928,230	0.9
23,598		Bapcor Ltd.	92,685	0.1
7,580		Breville Group Ltd.	87,720	0.1
6,768	(2)	Corporate Travel Management Ltd.	122,608	0.1
29,922		Crown Resorts Ltd.	244,710	0.2
5,206		Domino's Pizza Enterprises Ltd.	160,531	0.2
4,812		Flight Centre Travel Group Ltd.	143,751	0.1
38,040		G8 Education Ltd.	81,961	0.1
7,122		GUD Holdings Ltd.	60,395	0.1
52,724	(2)	Harvey Norman Holdings Ltd.	150,552	0.1
10,454		IDP Education Ltd.	108,370	0.1
9,015	(2)	Invocare Ltd.	91,006	0.1
9,351	(2)	JB Hi-Fi Ltd.	165,825	0.2
25,538		Navitas Ltd.	104,921	0.1
8,009		Premier Investments Ltd.	92,594	0.1
24,546		SKYCITY Entertainment Group Ltd.	64,138	0.1
68,682		Star Entertainment Grp Ltd.	204,014	0.2
11,489		Super Retail Group Ltd.	65,595	0.1
167,913		Tabcorp Holdings Ltd.	551,018	0.6
19,461		Trade Me Ltd.	84,568	0.1
10,761		Webjet Ltd.	111,264	0.1
94,716		Wesfarmers Ltd.	2,332,378	2.3
			6,147,325	6.2

		Consumer Staples: 5.4%
60,671	(1)	a2 Milk Co. Ltd.	588,697	0.6
17,777	(2)	Bega Cheese Ltd.	57,791	0.1
7,289	(1),(2)	Bellamy's Australia Ltd.	57,617	0.1
1,050	(2)	Blackmores Ltd.	69,514	0.1
42,336		Coca-Cola Amatil Ltd.	260,199	0.3
94,716	(1)	Coles Group Ltd.	796,950	0.8
26,638		Costa Group Holdings Ltd.	97,425	0.1
9,305		Elders Ltd	40,169	0.0
19,067		GrainCorp Ltd.	124,333	0.1
20,329	(2)	Inghams Group Ltd.	63,116	0.1
75,955		Metcash Ltd.	143,110	0.1
14,192		Tassal Group Ltd.	49,001	0.0
60,034		Treasury Wine Estates Ltd.	637,274	0.6
109,709		Woolworths Group Ltd	2,369,266	2.4
			5,354,462	5.4
		Energy: 5.5%
145,331		Beach Energy Ltd.	212,073	0.2
21,787		Caltex Australia Ltd.	405,330	0.4
27,048		New Hope Corp., Ltd.	57,968	0.1
110,396		Oil Search Ltd.	614,216	0.6
146,837		Origin Energy Ltd.	751,660	0.7
147,167		Santos Ltd.	712,549	0.7
89,341	(3)	Viva Energy Group Ltd.	155,690	0.2
9,768		Washington H Soul Pattinson & Co. Ltd.	182,797	0.2
58,288		Whitehaven Coal Ltd.	168,161	0.2
78,193		Woodside Petroleum Ltd.	1,919,643	1.9
26,045		WorleyParsons Ltd.	261,405	0.3
			5,441,492	5.5

		Financials: 30.9%
244,529		AMP Ltd.	365,198	0.4
16,170		ASX Ltd.	803,248	0.8
241,777		Australia & New Zealand Banking Group Ltd.	4,471,507	4.5
33,190		Bank of Queensland Ltd.	214,590	0.2
40,274		Bendigo and Adelaide Bank Ltd.	277,178	0.3
47,923		Challenger Ltd.	282,445	0.3
147,009		Commonwealth Bank of Australia	7,378,993	7.4
3,906	(2)	Credit Corp. Group Ltd.	61,660	0.1
67,345		CYBG PLC	175,701	0.2
26,221		Eclipx Group Ltd.	11,913	0.0
4,679		HUB24 Ltd.	46,064	0.0
193,025		Insurance Australia Group Ltd.	1,053,644	1.1
25,259		IOOF Holdings Ltd.	110,073	0.1
5,380		Janus Henderson Group PLC	133,771	0.1
26,436		Macquarie Group Ltd.	2,434,653	2.5
11,643		Magellan Financial Group Ltd.	301,965	0.3
230,057		Medibank Pvt Ltd.	451,572	0.5
227,983		National Australia Bank Ltd.	4,096,445	4.1
37,996		NIB Holdings Ltd./Australia	141,515	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,751		Pendal Group Ltd.	$136,569	0.1
3,944		Perpetual Ltd.	108,526	0.1
10,724	(2)	Pinnacle Investment Management Group Ltd.	40,457	0.0
24,647		Platinum Asset Management Ltd.	80,488	0.1
114,021		QBE Insurance Group Ltd.	997,562	1.0
64,790		Steadfast Group Ltd.	145,871	0.2
108,263		Suncorp Group Ltd.	1,060,374	1.1
286,927		Westpac Banking Corp.	5,289,057	5.3
			30,671,039	30.9

		Health Care: 8.2%
11,185		Ansell Ltd.	202,081	0.2
33,028		Australian Pharmaceutical Industries Ltd.	35,592	0.0
4,785		Cochlear Ltd.	590,002	0.6
37,798		CSL Ltd.	5,244,569	5.3
19,810		Estia Health Ltd.	37,894	0.0
11,845		Fisher & Paykel Healthcare Corp. Ltd.	125,665	0.1
41,349		Healius Ltd.	77,279	0.1
108,518		Healthscope Ltd.	187,239	0.2
120,726	(1)	Mayne Pharma Group Ltd.	59,715	0.1
21,389	(1)	Nanosonics Ltd.	66,407	0.1
10,804		Ramsay Health Care Ltd.	494,053	0.5
33,000		ResMed, Inc.	339,799	0.3
90,380		Sigma Healthcare Ltd.	33,726	0.0
38,038		Sonic Healthcare Ltd.	663,858	0.7
			8,157,879	8.2

		Industrials: 7.9%
40,970		ALS Ltd.	221,402	0.2
55,090		Atlas Arteria Ltd.	282,833	0.3
166,259		Aurizon Holdings Ltd.	537,513	0.5
36,210	(2)	Bingo Industries Ltd	39,395	0.0
132,670		Brambles Ltd.	1,109,110	1.1
8,164		CIMIC Group Ltd.	280,428	0.3
167,954		Cleanaway Waste Management Ltd.	265,265	0.3
50,842		Downer EDI Ltd.	277,953	0.3
20,447	(1)	Emeco Holdings Ltd.	28,092	0.0
22,655		GWA Group Ltd.	51,249	0.0
15,778		IPH Ltd.	78,973	0.1
6,460		McMillan Shakespeare Ltd.	55,095	0.1
7,574		Monadelphous Group Ltd.	93,464	0.1
142,541		Qantas Airways Ltd.	573,577	0.6
121,898		Qube Logistics Holdings Ltd.	242,591	0.2
66,011	(2)	Reliance Worldwide Corp. Ltd.	202,528	0.2
29,292		Seek Ltd.	365,422	0.4
9,638		Seven Group Holdings Ltd.	120,809	0.1
8,037		SmartGroup Corp. Ltd.	45,286	0.0
188,077		Sydney Airport	992,829	1.0
217,854		Transurban Group - Stapled Security	2,043,277	2.1
231,429	(1),(4)	Virgin Australia International Holdings	–	–
			7,907,091	7.9

		Information Technology: 2.3%
14,024	(1)	Afterpay Touch Group Ltd.	210,247	0.2
9,792		Altium Ltd.	225,635	0.2
8,386		Appen Ltd.	133,270	0.2
17,897		Bravura Solutions Ltd.	69,603	0.1
41,987		Computershare Ltd.	510,405	0.5
14,195		IRESS Ltd.	131,887	0.1
43,933		Link Administration Holdings Ltd.	230,716	0.2
37,103		MYOB Group Ltd.	87,840	0.1
28,662	(1)	NEXTDC Ltd.	128,726	0.1
20,161		Technology One Ltd.	114,719	0.1
9,497		WiseTech Global Ltd.	156,773	0.2
8,905	(1)	Xero Ltd.	308,393	0.3
			2,308,214	2.3

		Materials: 18.6%
33,679		Adelaide Brighton Ltd.	107,702	0.1
194,657		Alumina Ltd.	335,221	0.3
96,746		Amcor Ltd.	1,058,536	1.1
44,493		Ausdrill Ltd.	51,592	0.1
245,873		BHP Group Ltd.	6,720,539	6.8
45,960		BlueScope Steel Ltd.	456,177	0.5
97,929		Boral Ltd.	319,632	0.3
6,396		Brickworks Ltd.	78,782	0.1
43,112		CSR Ltd.	101,817	0.1
31,835		DuluxGroup Ltd.	167,466	0.2
126,285		Evolution Mining Ltd.	328,199	0.3
28,635		Fletcher Building Ltd.	95,428	0.1
142,981		Fortescue Metals Group Ltd.	723,648	0.7
33,692	(1),(2)	Galaxy Resources Ltd.	45,144	0.0
34,958		Iluka Resources Ltd.	223,901	0.2
139,974		Incitec Pivot Ltd.	310,388	0.3
38,619		Independence Group NL	133,581	0.1
37,039		James Hardie Industries SE	477,883	0.5
55,346	(1),(2)	Lynas Corp. Ltd.	82,233	0.1
13,049		Mineral Resources Ltd.	146,722	0.2
63,766		Newcrest Mining Ltd.	1,154,806	1.2
53,417		Northern Star Resources Ltd.	339,364	0.3
22,892		Nufarm Ltd.	76,739	0.1
31,320		Orica Ltd.	392,289	0.4
19,165	(1),(2)	Orocobre Ltd.	45,998	0.0
100,801		Orora Ltd.	213,958	0.2
25,992		OZ Minerals Ltd.	196,057	0.2
18,667		Pact Group Holdings Ltd.	37,014	0.0
134,070	(1),(2)	Pilbara Minerals Ltd.	75,405	0.1
41,106		Regis Resources Ltd.	154,677	0.2
61,169		Resolute Mining Ltd.	52,567	0.1
31,010		Rio Tinto Ltd.	2,159,592	2.2
13,027		Sandfire Resources NL	64,028	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
66,100	(1)	Saracen Mineral Holdings Ltd.	$136,139	0.1
13,357		Sims Metal Management Ltd.	101,745	0.1
429,255		South32 Ltd. - AUD	1,140,013	1.1
42,877		St Barbara Ltd.	102,600	0.1
28,367	(1)	Syrah Resources Ltd.	21,651	0.0
21,935		Western Areas Ltd.	35,153	0.0
			18,464,386	18.6

		Real Estate: 7.5%
26,925		Abacus Property Group	71,189	0.1
35,403		Aveo Group	49,562	0.0
40,397		BWP Trust	107,354	0.1
38,669		Charter Hall Group	282,125	0.3
27,440		Charter Hall Retail REIT	90,684	0.1
18,998		Charter Hall Long Wale REIT	61,541	0.1
137,523		Cromwell Property Group	106,937	0.1
84,303		Dexus	762,987	0.8
133,880		Goodman Group	1,269,684	1.3
149,931		GPT Group	661,353	0.7
22,183		Growthpoint Properties Australia Ltd.	65,393	0.1
48,740		Lend Lease Corp., Ltd.	428,874	0.4
309,508		Mirvac Group	604,596	0.6
54,102		National Storage REIT	67,803	0.0
444,767		Scentre Group	1,298,318	1.3
73,719		Shopping Centres Australasia Property Group	138,254	0.1
203,364		Stockland	556,256	0.5
33,332		Unibail Group Stapled	273,832	0.3
268,435		Vicinity Centres	495,629	0.5
38,490		Viva Energy REIT	69,437	0.1
			7,461,808	7.5

		Utilities: 2.0%
54,964		AGL Energy Ltd.	849,623	0.9
98,562		APA Group	699,654	0.7
144,476		AusNet Services	182,190	0.2
140,507		Spark Infrastructure Group	227,690	0.2
			1,959,157	2.0

	Total Common Stock
	(Cost $94,314,073)		97,468,894	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateral(5): 1.0%
28,998	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $29,004, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $29,578, due 04/25/19-08/15/48)	$28,998	0.0
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,000,219, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,020,227, due 12/01/33-02/01/49)	1,000,000	1.0
		1,028,998	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
873,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $873,000)	873,000	0.9

	Total Short-Term Investments
	(Cost $1,901,998)	1,901,998	1.9

	Total Investments in Securities (Cost $96,216,071)	$99,370,892	100.0
	Liabilities in Excess of Other Assets	(28,122)	–
	Net Assets	$99,342,770	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$–	$3,596,041	$–	$3,596,041
Consumer Discretionary	176,813	5,970,512	–	6,147,325
Consumer Staples	796,950	4,557,512	–	5,354,462
Energy	–	5,441,492	–	5,441,492
Financials	–	30,671,039	–	30,671,039
Health Care	187,239	7,970,640	–	8,157,879
Industrials	–	7,907,091	–	7,907,091
Information Technology	–	2,308,214	–	2,308,214
Materials	–	18,464,386	–	18,464,386
Real Estate	341,635	7,120,173	–	7,461,808
Utilities	849,623	1,109,534	–	1,959,157
Total Common Stock	2,352,260	95,116,634	–	97,468,894
Short-Term Investments	873,000	1,028,998	–	1,901,998
Total Investments, at fair value	$3,225,260	$96,145,632	$–	$99,370,892
Other Financial Instruments+
Forward Foreign Currency Contracts	–	576	–	576
Total Assets	$3,225,260	$96,146,208	$–	$99,371,468
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(150)	$–	$(150)
Futures	(4,541)	–	–	(4,541)
Total Liabilities	$(4,541)	$(150)	$–	$(4,691)

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $67,989 and $1,056,160 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,000,000	USD 1,421,612	The Bank of New York Mellon	06/19/19	$576
USD 213,178	AUD 300,000	The Bank of New York Mellon	06/19/19	(150)
				$426

At March 31, 2019, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
ASX SPI 200® Index	16	06/20/19	$1,752,689	$(4,541)
			$1,752,689	$(4,541)

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $99,496,113.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,787,735
Gross Unrealized Depreciation	(11,476,206)

Net Unrealized Appreciation	$311,529

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.6%
		Brazil: 4.3%
622,600		Ambev SA	$2,676,225	0.4
51,100		Atacadao Distribuicao Comercio e Industria Ltd.	262,199	0.0
23,900	(1)	B2W Cia Digital	256,192	0.0
272,369		B3 SA - Brasil Bolsa Balcao	2,217,713	0.3
141,037		Banco Bradesco SA	1,347,206	0.2
113,800		Banco do Brasil S.A.	1,409,076	0.2
55,900		Banco Santander Brasil SA	622,912	0.1
96,000		BB Seguridade Participacoes SA	644,847	0.1
116,233		BR Malls Participacoes SA	370,784	0.1
74,100	(1)	BRF - Brasil Foods SA	426,203	0.1
28,100	(1)	Centrais Eletricas Brasileiras SA	261,884	0.0
166,700		CCR SA	498,565	0.1
48,200		Cia de Saneamento Basico do Estado de Sao Paulo	512,733	0.1
80,200	(1)	Cia Siderurgica Nacional S.A.	331,832	0.0
171,756		Cielo SA	415,424	0.1
19,800		Cosan SA	214,317	0.0
93,900		Embraer SA	444,636	0.1
26,450		Engie Brasil Energia SA	290,012	0.0
24,300		Equatorial Energia SA	495,576	0.1
48,700		Hypera S.A.	322,150	0.0
14,900		IRB Brasil Resseguros S/A	346,304	0.0
133,000		JBS SA	548,258	0.1
99,800		Klabin SA	432,810	0.1
193,004		Kroton Educacional SA	516,603	0.1
80,447		Localiza Rent a Car SA	672,078	0.1
93,360		Lojas Renner SA	1,038,194	0.1
11,700		M Dias Branco SA	128,255	0.0
10,400		Magazine Luiza SA	456,204	0.1
35,500		Multiplan Empreendimentos Imobiliarios SA	211,893	0.0
26,500		Natura Cosmeticos S.A.	304,368	0.0
48,200		Petrobras Distribuidora SA	284,866	0.0
394,800		Petroleo Brasileiro SA	3,126,859	0.4
12,200		Porto Seguro SA	167,544	0.0
32,500		Raia Drogasil SA	539,792	0.1
144,600	(1)	Rumo SA	702,438	0.1
25,386		Sul America SA	191,594	0.0
72,044		Suzano Papel e Celulose SA	851,939	0.1
116,800		Tim Participacoes SA	354,396	0.0
48,600		Ultrapar Participacoes SA	581,162	0.1
421,674		Vale SA	5,507,658	0.8
118,454		Weg S.A.	544,567	0.1
			31,528,268	4.3

		Chile: 0.9%
337,654		Aguas Andinas SA	191,973	0.0
3,565,188		Banco de Chile	524,899	0.1
6,624		Banco de Credito e Inversiones SA	423,466	0.1
9,029,706		Banco Santander Chile	679,247	0.1
194,995		Cencosud SA	337,578	0.0
20,071		Cia Cervecerias Unidas SA	287,336	0.0
1,043,724		Colbun SA	235,891	0.0
19,620		Empresa Nacional de Telecomunicaciones SA	204,300	0.0
172,006		Empresas CMPC SA	606,629	0.1
50,176		Empresas COPEC SA	637,050	0.1
3,764,155		Enel Americas SA	669,190	0.1
4,011,820		Enel Chile SA	420,339	0.1
19,001,462		Itau CorpBanca	167,536	0.0
43,593		Latam Airlines Group SA	463,472	0.1
96,898		SACI Falabella	720,500	0.1
			6,569,406	0.9

		China: 32.0%
174,500	(2),(3)	3SBio, Inc.	343,211	0.1
3,234	(1)	51job, Inc. ADR	251,864	0.0
12,721	(1)	58.com, Inc. ADR	835,515	0.1
98,500		AAC Technologies Holdings, Inc.	584,255	0.1
210,000		Agile Group Holdings, Ltd.	340,865	0.1
113,600		Agricultural Bank of China Ltd. - A Shares	63,077	0.0
3,946,000		Agricultural Bank of China Ltd. - H Shares	1,824,094	0.3
258,000		Air China Ltd. - H Shares	317,747	0.1
173,128	(1)	Alibaba Group Holding Ltd. ADR	31,587,204	4.3
490,000	(1)	Alibaba Health Information Technology Ltd.	567,448	0.1
2,000,000	(1),(2)	Alibaba Pictures Group Ltd.	354,947	0.1
524,000	(1)	Aluminum Corp. of China Ltd. - H Shares	193,621	0.0
140,000		Angang Steel Co., Ltd. - H Shares	102,574	0.0
11,600		Anhui Conch Cement Co., Ltd. - A Shares	65,907	0.0
159,000		Anhui Conch Cement Co., Ltd. - H Shares	972,906	0.1
143,000		Anta Sports Products Ltd.	974,830	0.1
7,959	(1),(2)	Autohome, Inc. ADR	836,650	0.1
273,000		AviChina Industry & Technology Co. Ltd. - H Shares	174,458	0.0
213,000	(3)	BAIC Motor Corp. Ltd. - H Shares	139,426	0.0
36,967	(1)	Baidu, Inc. ADR	6,094,010	0.8
74,800		Bank of Beijing Co. Ltd. - A Shares	68,993	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
199,100		Bank of China Ltd. - A Shares	$111,695	0.0
10,415,000		Bank of China Ltd. - H Shares	4,733,308	0.7
164,800		Bank of Communications Co. Ltd. - A Shares	152,962	0.0
1,074,000		Bank of Communications Co., Ltd. - H Shares	881,117	0.1
31,900		Bank of Jiangsu Co. Ltd. - A Shares	33,814	0.0
39,057		Bank of Nanjing Co. Ltd. - A Shares	45,976	0.0
17,000		Bank of Ningbo Co. Ltd. - A Shares	53,681	0.0
37,400		Bank of Shanghai Co. Ltd. - A Shares	66,638	0.0
50,600		Baoshan Iron & Steel Co. Ltd. - A Shares	54,387	0.0
4,534	(1),(2)	Baozun, Inc. ADR	188,342	0.0
272,000		BBMG Corp. - H Shares	100,010	0.0
226,000		Beijing Capital International Airport Co., Ltd. - H Shares	214,657	0.0
70,000		Beijing Enterprises Holdings Ltd.	397,489	0.1
802,000		Beijing Enterprises Water Group Ltd.	496,131	0.1
119,500		BOE Technology Group Co. Ltd. - A Shares	69,059	0.0
426,000		Brilliance China Automotive Holdings Ltd.	423,157	0.1
6,600		BYD Co. Ltd. - A Shares	52,497	0.0
84,500	(2)	Byd Co., Ltd. - H Shares	510,907	0.1
93,000		BYD Electronic International Co. Ltd.	120,267	0.0
107,000	(1)	CAR, Inc. - H Shares	92,406	0.0
1,532,000	(3)	CGN Power Co. Ltd. - H Shares	427,612	0.1
189,000		China Agri-Industries Holdings Ltd. - H Shares	64,781	0.0
1,229,000		China Cinda Asset Management Co. Ltd. - H Shares	341,780	0.1
1,306,000		China CITIC Bank Corp. Ltd - H Shares	832,788	0.1
223,000		China Coal Energy Co. - H Shares	92,399	0.0
640,000		China Communications Construction Co., Ltd. - H Shares	663,303	0.1
338,000		China Communications Services Corp., Ltd. - H Shares	302,007	0.1
227,500		China Conch Venture Holdings Ltd.	814,650	0.1
12,787,000		China Construction Bank - H Shares	10,975,960	1.5
43,200		China Construction Bank Corp. - A Shares	44,636	0.0
136,000	(1),(2),(4)	China Ding Yi Feng Holdings Ltd.	400,206	0.0
170,000		China Eastern Airlines Corp. Ltd. - H Shares	120,636	0.0
156,200		China Everbright Bank Co. Ltd. - A Shares	95,214	0.0
275,000		China Everbright Bank Co. Ltd. - H Shares	130,211	0.0
472,000		China Everbright International Ltd.	480,765	0.1
124,000		China Everbright Ltd.	246,246	0.0
349,000	(2)	China Evergrande Group	1,162,349	0.2
422,000	(1)	China First Capital Group Ltd.	223,271	0.0
9,700		China Fortune Land Development Co. Ltd. - A Shares	44,646	0.0
473,000		China Galaxy Securities Co. Ltd. - H Shares	311,760	0.1
237,400		China Gas Holdings Ltd.	836,341	0.1
272,000		China Hongqiao Group Ltd.	205,008	0.0
1,321,000	(3)	China Huarong Asset Management Co. Ltd. - H Shares	281,464	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
144,400	(2),(3)	China International Capital Corp. Ltd. - H Shares	335,209	0.1
6,312		China International Travel Service Corp. Ltd. - A Shares	65,818	0.0
736,000		China Jinmao Holdings Group Ltd.	481,267	0.1
12,800		China Life Insurance Co. Ltd. - A Shares	53,713	0.0
985,000		China Life Insurance Co., Ltd. - H Shares	2,655,691	0.4
30,600	(1),(3)	China Literature Ltd. - H Shares	143,642	0.0
453,000		China Longyuan Power Group Corp. Ltd. - H Shares	315,624	0.1
173,000		China Medical System Holdings Ltd.	168,194	0.0
365,000		China Mengniu Dairy Co., Ltd.	1,358,462	0.2
58,400		China Merchants Bank Co. Ltd. - A Shares	294,576	0.1
501,880		China Merchants Bank Co., Ltd. - H Shares	2,445,027	0.3
189,353		China Merchants Port Holdings Co. Ltd.	403,824	0.1
12,900		China Merchants Securities Co. Ltd. - A Shares	33,570	0.0
19,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	66,080	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
142,580		China Minsheng Banking Corp. Ltd. - A Shares	$134,541	0.0
810,600		China Minsheng Banking Corp. Ltd. - H Shares	589,514	0.1
817,500		China Mobile Ltd.	8,342,041	1.2
534,000		China Molybdenum Co. Ltd. - H Shares	223,703	0.0
552,000		China National Building Material Co., Ltd. - H Shares	436,891	0.1
246,000		China Oilfield Services Ltd. - H Shares	265,557	0.0
144,000		China Oriental Group Co. Ltd.	90,658	0.0
514,000		China Overseas Land & Investment Ltd.	1,956,032	0.3
15,003		China Pacific Insurance Group Co. Ltd. - A Shares	75,767	0.0
353,400		China Pacific Insurance Group Co., Ltd. - H Shares	1,388,591	0.2
104,000		China Petroleum & Chemical Corp. - A Shares	88,612	0.0
3,353,600		China Petroleum & Chemical Corp. - H Shares	2,661,638	0.4
524,000		China Power International Development Ltd. - H Shares	134,224	0.0
31,900		China Railway Construction Corp. Ltd. - A Shares	54,586	0.0
284,000		China Railway Construction Corp. Ltd. - H Shares	372,753	0.1
544,000		China Railway Group Ltd. - H Shares	496,680	0.1
180,000	(3)	China Railway Signal & Communication Corp. Ltd. - H Shares	142,567	0.0
714,000		China Reinsurance Group Corp. - H Shares	151,120	0.0
198,000		China Resources Beer Holdings Co Ltd.	835,133	0.1
342,000		China Resources Cement Holdings Ltd. - H Shares	354,346	0.1
126,000		China Resources Gas Group Ltd.	594,841	0.1
370,444		China Resources Land Ltd.	1,664,746	0.2
228,000	(3)	China Resources Pharmaceutical Group Ltd.	322,307	0.1
282,000		China Resources Power Holdings Co.	424,126	0.1
18,270		China Shenhua Energy Co. Ltd. - A Shares	53,275	0.0
435,500		China Shenhua Energy Co., Ltd. - H Shares	993,894	0.1
262,000		China Southern Airlines Co., Ltd. - H Shares	234,437	0.0
117,740		China State Construction Engineering Corp. Ltd. - A Shares	107,062	0.0
266,000		China State Construction International Holdings Ltd.	249,619	0.0
228,428		China Taiping Insurance Holdings Co., Ltd.	682,785	0.1
1,856,000		China Telecom Corp., Ltd. - H Shares	1,032,723	0.2
5,314,000	(1),(3)	China Tower Corp. Ltd. - H Shares	1,234,334	0.2
294,000		China Traditional Chinese Medicine Holdings Co. Ltd.	175,073	0.0
290,000		China Travel International Inv HK	73,972	0.0
826,000		China Unicom Hong Kong Ltd.	1,051,684	0.2
112,100		China United Network Communications Ltd. - A Shares	113,114	0.0
27,600		China Vanke Co. Ltd. - A Shares	125,757	0.0
160,300		China Vanke Co. Ltd. - H Shares	674,687	0.1
29,700		China Yangtze Power Co. Ltd. - A Shares	74,501	0.0
166,400		China Zhongwang Holdings Ltd. - H Shares	90,793	0.0
322,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	186,355	0.0
478,000		CIFI Holdings Group Co. Ltd.	363,052	0.1
777,000		CITIC Ltd.	1,161,552	0.2
30,200		CITIC Securities Co. Ltd. - A Shares	111,195	0.0
296,500		CITIC Securities Co. Ltd. - H Shares	692,773	0.1
2,389,000		CNOOC Ltd.	4,449,943	0.6
230,000		COSCO Shipping Ports, Ltd.	248,713	0.0
132,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	75,746	0.0
311,500	(1),(2)	COSCO SHIPPING Holdings Co., Ltd.. - H Shares	129,490	0.0
1,008,133		Country Garden Holdings Co. Ltd.	1,578,466	0.2
158,000	(1)	Country Garden Services Holdings Co. Ltd. - H Shares	295,007	0.1
67,900		CRRC Corp. Ltd. - A Shares	91,871	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
551,000		CRRC Corp. Ltd. - H Shares	$519,766	0.1
622,000		CSPC Pharmaceutical Group Ltd.	1,158,874	0.2
54,504	(1)	Ctrip.com International Ltd. ADR	2,381,280	0.3
257,500	(3)	Dali Foods Group Co. Ltd.	192,315	0.0
52,000		Daqin Railway Co. Ltd. - A Shares	64,495	0.0
310,000		Datang International Power Generation Co., Ltd. - H Shares	83,050	0.0
380,000		Dongfeng Motor Group Co., Ltd. - H Shares	381,223	0.1
104,600		ENN Energy Holdings Ltd.	1,012,409	0.1
302,000		Far East Horizon Ltd.	320,083	0.1
46,200		Focus Media Information Technology Co. Ltd. - A Shares	43,097	0.0
7,000		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	90,215	0.0
368,968		Fosun International Ltd	626,887	0.1
910,000	(2)	Fullshare Holdings Ltd.	121,872	0.0
228,000		Future Land Development Holdings Ltd. - H Shares	283,101	0.0
70,000	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	235,413	0.0
7,666	(1),(2)	GDS Holdings Ltd. ADR	273,599	0.1
657,000		Geely Automobile Holdings Ltd.	1,260,773	0.2
120,000	(1)	Genscript Biotech Corp. - H Shares	227,019	0.0
22,100		GF Securities Co. Ltd. - A Shares	53,048	0.0
196,000	(2)	GF Securities Co. Ltd. - H Shares	282,286	0.0
1,290,000	(1),(2)	GOME Retail Holdings Ltd	120,118	0.0
427,000		Great Wall Motor Co. Ltd. - H Shares	321,273	0.1
10,400		Gree Electric Appliances, Inc. of Zhuhai - A Shares	73,054	0.0
110,500		Greentown China Holdings Ltd. - H Shares	110,591	0.0
124,000		Greentown Service Group Co. Ltd.	110,159	0.0
426,000		Guangdong Investment Ltd.	822,530	0.1
417,200		Guangzhou Automobile Group Co. Ltd. - H Shares	493,763	0.1
129,200		Guangzhou R&F Properties Co., Ltd. - H Shares	280,243	0.0
27,600		Guotai Junan Securities Co. Ltd. - A Shares	82,660	0.0
67,800	(3)	Guotai Junan Securities Co. Ltd. - H Shares	151,072	0.0
183,000		Haier Electronics Group Co. Ltd.	532,800	0.1
82,000		Haitian International Holdings Ltd.	186,733	0.0
36,800		Haitong Securities Co. Ltd. - A Shares	76,602	0.0
419,200		Haitong Securities Co. Ltd. - H Shares	543,734	0.1
1,908,000	(1),(4)	Hanergy Thin Film Power Group Ltd.	–	–
21,300		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	110,927	0.0
12,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	47,629	0.0
98,500		Hengan International Group Co., Ltd.	863,568	0.1
2,600,000	(1)	HengTen Networks Group Ltd. - H Shares	78,965	0.0
55,000	(3)	Hua Hong Semiconductor Ltd.	129,302	0.0
208,000		Huadian Power International Co. - H Shares	85,695	0.0
626,000		Huaneng Power International, Inc. - H Shares	363,802	0.1
636,000		Huaneng Renewables Corp. Ltd.	176,954	0.0
23,600		Huatai Securities Co. Ltd. - A Shares	78,584	0.0
220,400	(3)	Huatai Securities Co. Ltd. - H Shares	441,689	0.1
41,200		Huaxia Bank Co. Ltd. - A Shares	50,590	0.0
14,200		Huayu Automotive Systems Co. Ltd. - A Shares	43,036	0.0
17,941		Huazhu Group Ltd. ADR	756,034	0.1
6,615	(1)	Hutchison China MediTech Ltd. ADR	202,287	0.0
6,200		Iflytek Co. Ltd. - A Shares	33,455	0.0
9,318,000		Industrial & Commercial Bank of China - H Shares	6,842,995	0.9
76,200		Industrial & Commercial Bank of China Ltd. - A Shares	63,142	0.0
72,100		Industrial Bank Co. Ltd. - A Shares	194,833	0.0
113,800		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	30,929	0.0
19,000		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	82,065	0.0
132,400	(1)	Inner Mongolia Yitai Coal Co. - A Shares	163,015	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
17,147	(1),(2)	iQIYI, Inc. ADR	$410,156	0.1
97,453	(1)	JD.com, Inc. ADR	2,938,208	0.4
162,000		Jiangsu Expressway Co. Ltd. - H Shares	229,228	0.0
11,940		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	115,971	0.0
4,276		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	82,947	0.0
178,000		Jiangxi Copper Co., Ltd. - H Shares	236,460	0.0
136,974		Jiayuan International Group Ltd.	72,459	0.0
247,000		Kaisa Group Holdings Ltd. - H Shares	112,247	0.0
95,500		Kingboard Holdings Ltd	339,202	0.1
135,000		Kingboard Laminates Holdings Ltd.	142,311	0.0
316,000		Kingdee International Software Group Co., Ltd.	366,925	0.1
108,000		Kingsoft Corp. Ltd.	275,364	0.0
466,000		Kunlun Energy Co. Ltd.	487,800	0.1
2,400		Kweichow Moutai Co. Ltd. - A Shares	304,394	0.1
158,500		KWG Group Holdings Ltd.	191,713	0.0
196,000		Lee & Man Paper Manufacturing Ltd.	167,242	0.0
47,700	(3)	Legend Holdings Corp. - H Shares	126,886	0.0
958,000		Lenovo Group Ltd.	864,352	0.1
186,000		Logan Property Holdings Co. Ltd. - H Shares	308,526	0.1
206,000		Longfor Group Holdings Ltd	726,588	0.1
16,960		Luxshare Precision Industry Co. Ltd. - A Shares	62,280	0.0
129,000	(3)	Luye Pharma Group Ltd. - H Shares	113,009	0.0
6,900		Luzhou Laojiao Co. Ltd. - A Shares	68,258	0.0
206,000		Maanshan Iron & Steel Co. Ltd. - H Shares	100,972	0.0
195,500	(1),(2),(3)	Meitu, Inc.	92,121	0.0
42,900	(1),(2)	Meituan Dianping- Class B	289,960	0.1
82,300		Metallurgical Corp. of China Ltd. - A Shares	43,110	0.0
284,000		Metallurgical Corp. of China Ltd. - H Shares	84,078	0.0
18,200		Midea Group Co. Ltd. - A Shares	131,923	0.0
304,000	(1)	Minmetals Resources Ltd.	123,799	0.0
19,579	(1)	Momo, Inc. ADR	748,701	0.1
16,300		NARI Technology Co. Ltd. - A Shares	51,100	0.0
10,380		NetEase, Inc. ADR	2,506,251	0.4
6,200		New China Life Insurance Co. Ltd. - A Shares	49,354	0.0
114,600		New China Life Insurance Co. Ltd. - H Shares	585,294	0.1
19,042	(1)	New Oriental Education & Technology Group, Inc. ADR	1,715,494	0.2
103,000		Nexteer Automotive Group Ltd.	127,534	0.0
211,000		Nine Dragons Paper Holdings Ltd.	201,397	0.0
3,553	(1)	Noah Holdings Ltd. ADR	172,178	0.0
21,400		Orient Securities Co. Ltd./China - A Shares	37,796	0.0
1,033,000		Peoples Insurance Co. Group of China Ltd. - H Shares	442,978	0.1
67,300		PetroChina Co. Ltd. - A Shares	75,870	0.0
2,758,000		PetroChina Co., Ltd. - H Shares	1,805,424	0.3
925,244		PICC Property & Casualty Co., Ltd. - H Shares	1,053,304	0.2
25,772	(1)	Pinduoduo, Inc. ADR	639,146	0.1
46,700		Ping An Bank Co. Ltd. - A Shares	89,018	0.0
25,100		Ping An Insurance Group Co. of China Ltd. - A Shares	287,555	0.1
690,000		Ping An Insurance Group Co. of China Ltd. - H Shares	7,768,171	1.1
30,900		Poly Developments and Holdings Group Co. Ltd. - A Shares	65,279	0.0
991,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	567,420	0.1
17,700		Qingdao Haier Co. Ltd. - A Shares	44,980	0.0
24,000		SAIC Motor Corp. Ltd. - A Shares	93,008	0.0
21,200		Sany Heavy Industry Co. Ltd. - A Shares	40,247	0.0
425,900	(1),(2)	Semiconductor Manufacturing International Corp.	431,621	0.1
260,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	248,628	0.0
324,000		Shanghai Electric Group Co., Ltd. - H Shares	123,119	0.0
73,500		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	266,031	0.0
58,000		Shanghai Industrial Holdings Ltd.	136,695	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
114,061	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	$167,294	0.0
118,600		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	258,491	0.0
100,300		Shanghai Pudong Development Bank Co. Ltd. - A Shares	168,294	0.0
64,500		Shenwan Hongyuan Group Co. Ltd. - A Shares	52,916	0.0
121,000		Shenzhen International Holdings Ltd.	257,300	0.0
412,000		Shenzhen Investment Ltd.	157,656	0.0
99,800		Shenzhou International Group Holdings Ltd.	1,340,835	0.2
168,500		Shimao Property Holdings Ltd.	528,054	0.1
403,500		Shui On Land Ltd. - H Shares	99,904	0.0
484,000		Sihuan Pharmaceutical Holdings Group Ltd.	117,326	0.0
9,291	(1)	Sina Corp.	550,399	0.1
928,500		Sino Biopharmaceutical Ltd.	848,552	0.1
375,500		Sino-Ocean Group Holding Ltd.	165,022	0.0
159,000		Sinopec Engineering Group Co. Ltd. - H Shares	155,492	0.0
450,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	214,556	0.0
163,600		Sinopharm Group Co. - H Shares	682,110	0.1
254,000		Sinotrans Ltd. - H Shares	109,231	0.0
89,500		Sinotruk Hong Kong Ltd.	191,019	0.0
236,000	(1)	Soho China Ltd.	99,434	0.0
186,000		SSY Group Ltd.	173,457	0.0
329,000		Sun Art Retail Group Ltd.	320,964	0.1
323,000		Sunac China Holdings Ltd.	1,612,962	0.2
34,000		Suning.com Co. Ltd. - A Shares	63,415	0.0
94,900		Sunny Optical Technology Group Co. Ltd.	1,137,698	0.2
47,458	(1)	TAL Education Group ADR	1,712,285	0.2
763,400		Tencent Holdings Ltd.	35,107,085	4.8
11,002	(1),(2)	Tencent Music Entertainment Group ADR	199,136	0.0
276,000		Tingyi Cayman Islands Holding Corp.	455,592	0.1
60,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	80,637	0.0
103,000		Towngas China Co. Ltd.	80,992	0.0
134,000		Travelsky Technology Ltd. - H Shares	354,851	0.1
48,000		Tsingtao Brewery Co., Ltd. - H Shares	226,457	0.0
155,000		Uni-President China Holdings Ltd.	152,112	0.0
60,255	(1)	Vipshop Holdings Ltd. ADR	483,848	0.1
720,000		Want Want China Holdings Ltd.	598,950	0.1
7,681	(1)	Weibo Corp. ADR	476,145	0.1
283,000		Weichai Power Co. Ltd. - H Shares	454,216	0.1
9,700		Wuliangye Yibin Co. Ltd. - A Shares	136,940	0.0
66,000	(1),(3)	Wuxi Biologics Cayman, Inc. - H Shares	642,933	0.1
470,200	(1),(3)	Xiaomi Corp.	683,520	0.1
90,800		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	130,951	0.0
412,000		Xinyi Solar Holdings Ltd.	198,487	0.0
248,000		Yanzhou Coal Mining Co., Ltd. - H Shares	244,044	0.0
60,000		Yihai International Holding Ltd.	267,299	0.0
32,800		Yonghui Superstores Co. Ltd. - A Shares	42,207	0.0
860,000		Yuexiu Property Co. Ltd. - H Shares	207,328	0.0
48,038		Yum China Holdings, Inc.	2,157,387	0.3
4,000		Yunnan Baiyao Group Co. Ltd. - A Shares	50,844	0.0
183,000		Yuzhou Properties Co. Ltd. - H Shares	110,704	0.0
6,864	(1)	YY, Inc. ADR	576,645	0.1
138,000		Zhaojin Mining Industry Co. Ltd. - H Shares	138,144	0.0
186,000		Zhejiang Expressway Co., Ltd. - H Shares	213,514	0.0
30,500	(1),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	109,827	0.0
70,000		Zhongsheng Group Holdings Ltd.	174,139	0.0
79,200		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	468,867	0.1
81,600		Zijin Mining Group Co. Ltd. - A Shares	42,410	0.0
790,000		Zijin Mining Group Co., Ltd. - H Shares	327,084	0.1
8,600	(1)	ZTE Corp. - A Shares	37,162	0.0
97,040	(1)	ZTE Corp. - H Shares	292,660	0.1
43,962		ZTO Express Cayman, Inc. ADR	803,625	0.1
			233,812,802	32.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Colombia: 0.4%
24,026		Bancolombia SA	$298,438	0.1
17,597		BanColombia SA ADR	898,503	0.1
55,054		Cementos Argos SA	136,079	0.0
693,934		Ecopetrol SA	743,338	0.1
37,047		Grupo Argos SA/Colombia	210,334	0.0
30,572		Grupo de Inversiones Suramericana SA	351,364	0.1
56,718		Interconexion Electrica SA ESP	283,943	0.0
			2,921,999	0.4

		Czech Republic: 0.2%
23,048	(1)	CEZ AS	541,625	0.1
10,839	(1)	Komercni Banka AS	443,053	0.1
60,342	(1),(3)	Moneta Money Bank AS	208,323	0.0
			1,193,001	0.2

		Egypt: 0.1%
186,169		Commercial International Bank Egypt SAE	732,727	0.1
108,230		Eastern Tobacco	113,663	0.0
80,497		ElSewedy Electric Co.	72,229	0.0
			918,619	0.1

		Greece: 0.2%
187,626	(1)	Alpha Bank AE	260,352	0.0
4,349	(1),(4)	FF Group	–	–
33,724		Hellenic Telecommunications Organization SA	451,633	0.1
14,341		Jumbo SA	240,236	0.0
7,929		Motor Oil Hellas Corinth Refineries SA	184,114	0.0
29,725		OPAP S.A.	307,226	0.1
5,882		Titan Cement Co. SA	127,080	0.0
			1,570,641	0.2

		Hungary: 0.3%
51,312	(1)	MOL Hungarian Oil & Gas PLC	588,425	0.1
28,948	(1)	OTP Bank Nyrt	1,276,197	0.2
19,708	(1)	Richter Gedeon Nyrt	372,331	0.0
			2,236,953	0.3

		India: 8.9%
72,617		Adani Ports & Special Economic Zone, Ltd.	396,190	0.1
79,700		Ambuja Cements Ltd.	270,733	0.0
168,962		Ashok Leyland Ltd.	222,524	0.0
37,405		Asian Paints Ltd.	805,361	0.1
36,642		Aurobindo Pharma Ltd.	414,740	0.1
17,343	(1),(3)	Avenue Supermarts Ltd.	367,956	0.1
252,662	(1)	Axis Bank Ltd.	2,831,384	0.4
11,690		Bajaj Auto Ltd.	491,073	0.1
22,921		Bajaj Finance Ltd.	1,000,141	0.1
5,357		Bajaj Finserv Ltd.	544,291	0.1
26,443		Bharat Forge Ltd.	195,520	0.0
102,413		Bharat Petroleum Corp. Ltd.	588,874	0.1
182,053		Bharti Airtel Ltd.	874,969	0.1
41,782		Bharti Infratel Ltd.	188,966	0.0
995		Bosch Ltd.	261,041	0.0
7,675		Britannia Industries Ltd.	341,523	0.0
24,596		Cadila Healthcare Ltd.	123,167	0.0
48,244		Cipla Ltd.	368,281	0.1
93,406		Coal India Ltd.	319,728	0.0
28,449		Container Corp. Of India Ltd.	215,682	0.0
74,977		Dabur India Ltd.	442,288	0.1
9,987		Divis Laboratories Ltd.	245,434	0.0
15,065		Dr Reddys Laboratories Ltd.	605,481	0.1
708		Dr. Reddys Laboratories Ltd. ADR	28,674	0.0
1,819		Eicher Motors Ltd.	539,308	0.1
106,768		GAIL India Ltd.	536,168	0.1
18,567		Glenmark Pharmaceuticals Ltd.	173,514	0.0
50,510		Godrej Consumer Products Ltd.	500,324	0.1
46,587		Grasim Industries Ltd.	577,059	0.1
35,446		Havells India Ltd.	395,494	0.1
71,376		HCL Technologies Ltd.	1,121,401	0.2
6,627		Hero Motocorp Ltd.	244,211	0.0
167,197		Hindalco Industries Ltd.	495,959	0.1
83,313		Hindustan Petroleum Corp. Ltd.	342,645	0.0
84,500		Hindustan Unilever Ltd.	2,081,270	0.3
217,090		Housing Development Finance Corp.	6,165,994	0.8
315,391		ICICI Bank Ltd.	1,821,990	0.3
38,714		Indiabulls Housing Finance Ltd.	478,972	0.1
255,160		Indian Oil Corp. Ltd.	601,084	0.1
7,913		Infosys Ltd. ADR	86,489	0.0
453,282		Infosys Ltd.	4,864,613	0.7
12,257	(3)	InterGlobe Aviation Ltd.	252,446	0.0
446,728		ITC Ltd.	1,916,039	0.3
120,506		JSW Steel Ltd.	509,566	0.1
63,054		Larsen & Toubro Ltd.	1,261,344	0.2
894	(2)	Larsen & Toubro Ltd. GDS GDR	17,818	0.0
40,886		LIC Housing Finance Ltd.	314,088	0.0
30,273		Lupin Ltd.	322,928	0.0
41,443		Mahindra & Mahindra Financial Services Ltd.	252,071	0.0
102,075		Mahindra & Mahindra Ltd.	992,634	0.1
62,135		Marico Ltd.	310,858	0.0
13,695		Maruti Suzuki India Ltd.	1,318,410	0.2
128,724		Motherson Sumi Systems Ltd.	278,360	0.0
3,231		Nestle India Ltd.	510,806	0.1
321,200		NTPC Ltd.	624,100	0.1
195,760		Oil & Natural Gas Corp., Ltd.	451,470	0.1
749		Page Industries Ltd.	269,861	0.0
81,876		Petronet LNG Ltd.	297,199	0.0
16,002		Pidilite Industries Ltd.	287,722	0.0
11,395		Piramal Enterprises, Ltd.	454,677	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
241,291		Power Grid Corp. of India Ltd.	$689,317	0.1
8,287		Reliance Industries Ltd. GDR	332,632	0.0
360,246		Reliance Industries Ltd.	7,089,747	1.0
91,626		REC Ltd.	202,005	0.0
20,796		Shriram Transport Finance Co. Ltd.	383,443	0.1
1,130		Shree Cement Ltd.	304,493	0.0
233,690	(1)	State Bank of India	1,080,838	0.1
110,817		Sun Pharmaceutical Industries Ltd.	766,727	0.1
213,548	(1)	Tata Motors Ltd.	537,316	0.1
119,580		Tata Consultancy Services Ltd.	3,456,112	0.5
154,617		Tata Power Co. Ltd.	164,736	0.0
47,328		Tata Steel Ltd.	355,787	0.1
62,138		Tech Mahindra Ltd.	696,583	0.1
40,722		Titan Co., Ltd.	671,337	0.1
12,290		Ultratech Cement Ltd.	709,664	0.1
39,804	(1)	United Spirits Ltd.	317,956	0.0
49,390		UPL Ltd.	683,723	0.1
186,910		Vedanta Ltd.	497,984	0.1
316,595	(1)	Vodafone Idea Ltd.	83,353	0.0
233,134		Wipro Ltd.	857,960	0.1
227,580		Yes Bank Ltd.	901,901	0.1
68,110		Zee Entertainment Enterprises Ltd.	438,369	0.1
			65,034,896	8.9

		Indonesia: 2.1%
1,904,600		Adaro Energy Tbk PT	180,366	0.0
2,634,400		Astra International Tbk PT	1,352,704	0.2
1,300,100		Bank Central Asia Tbk PT	2,536,994	0.4
380,700		Bank Danamon Indonesia Tbk PT	248,632	0.0
2,446,900		Bank Mandiri Persero TBK PT	1,283,996	0.2
7,313,300		Bank Rakyat Indonesia	2,123,493	0.3
421,300		Bank Tabungan Negara Persero Tbk PT	72,435	0.0
1,046,500		Bank Negara Indonesia Persero Tbk PT	692,623	0.1
916,100	(1)	Bumi Serpong Damai PT	90,598	0.0
993,200		Charoen Pokphand Indonesia Tbk PT	446,818	0.1
67,700		Gudang Garam Tbk PT	396,087	0.1
1,277,400		Hanjaya Mandala Sampoerna Tbk PT	337,016	0.0
376,600		Indah Kiat Pulp and Paper Corp. Tbk PT	227,805	0.0
262,900		Indocement Tunggal Prakarsa Tbk PT	405,273	0.1
304,300		Indofood CBP Sukses Makmur TBK PT	199,587	0.0
617,500		Indofood Sukses Makmur Tbk PT	276,630	0.0
229,231		Jasa Marga Persero Tbk PT	96,335	0.0
2,950,700		Kalbe Farma Tbk PT	314,901	0.0
179,300		Pabrik Kertas Tjiwi Kimia Tbk PT	138,932	0.0
2,168,100		Pakuwon Jati Tbk PT	105,147	0.0
1,539,600		Perusahaan Gas Negara PT	254,694	0.0
421,400		Semen Indonesia Persero Tbk PT	413,811	0.1
646,500		Surya Citra Media Tbk PT	75,233	0.0
360,200		Tambang Batubara Bukit Asam Persero Tbk PT	106,413	0.0
6,523,200		Telekomunikasi Indonesia Persero Tbk PT	1,803,078	0.3
280,600		Tower Bersama Infrastructure Tbk PT	77,691	0.0
210,300		Unilever Indonesia Tbk PT	727,753	0.1
241,400		United Tractors Tbk PT	459,428	0.1
			15,444,473	2.1

		Malaysia: 2.1%
188,000		AirAsia Group Bhd	122,714	0.0
136,200		Alliance Bank Malaysia Bhd	136,632	0.0
221,900		AMMB Holdings Bhd	248,132	0.0
380,500		Axiata Group Bhd	387,557	0.1
18,200		British American Tobacco Malaysia Bhd	161,257	0.0
660,000		CIMB Group Holdings Bhd	834,019	0.1
504,342		Dialog Group BHD	391,512	0.1
448,900		Digi.Com BHD	500,959	0.1
14,300		Fraser & Neave Holdings Bhd	122,166	0.0
248,300		Gamuda BHD	175,662	0.0
308,000		Genting Bhd	501,604	0.1
407,100		Genting Malaysia BHD	319,773	0.1
28,400		Genting Plantations Bhd	73,780	0.0
77,700		HAP Seng Consolidated Bhd	188,446	0.0
179,300		Hartalega Holdings Bhd	203,618	0.0
90,172		Hong Leong Bank BHD	449,116	0.1
25,392		Hong Leong Financial Group Bhd	119,356	0.0
290,800		IHH Healthcare Bhd	411,725	0.1
400,800		IJM Corp. Bhd	218,406	0.0
286,900		IOI Corp. Bhd	313,633	0.1
222,340		IOI Properties Group Bhd	71,968	0.0
64,600		Kuala Lumpur Kepong Bhd	392,426	0.0
496,500		Malayan Banking BHD	1,128,209	0.2
117,800		Malaysia Airports Holdings Bhd	209,248	0.0
334,700		Maxis Bhd	440,018	0.1
153,700		MISC Bhd	252,289	0.0
7,800		Nestle Malaysia Bhd	280,545	0.0
344,900		Petronas Chemicals Group Bhd	774,420	0.1
29,900		Petronas Dagangan BHD	183,431	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
95,300		Petronas Gas BHD	$411,880	0.1
81,380		PPB Group Bhd	365,103	0.1
177,200		Press Metal Aluminium Holdings Bhd	196,209	0.0
383,300		Public Bank BHD	2,176,154	0.3
65,500		QL Resources Bhd	110,449	0.0
77,500	(1),(4)	RHB Bank Bhd	–	–
96,976		RHB Capital Bhd	135,569	0.0
303,300		Sime Darby Bhd	165,819	0.0
336,700		Sime Darby Plantation Bhd	414,308	0.1
355,200		Sime Darby Property Bhd	96,679	0.0
173,300		SP Setia Bhd Group	96,490	0.0
125,700		Telekom Malaysia BHD	98,687	0.0
409,000		Tenaga Nasional BHD	1,270,690	0.2
190,400		Top Glove Corp. Bhd	215,782	0.0
111,800		Westports Holdings Bhd	103,063	0.0
427,134		YTL Corp. Bhd	110,977	0.0
			15,580,480	2.1

		Mexico: 2.6%
437,900		Alfa SA de CV	464,290	0.1
61,100		Alsea SAB de CV	127,927	0.0
4,411,200		America Movil SAB de CV	3,152,115	0.4
58,700		Arca Continental SAB de CV	326,611	0.0
246,855		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	337,148	0.0
1,996,321	(1)	Cemex SA de CV	931,810	0.1
72,600		Coca-Cola Femsa SAB de CV	479,730	0.1
22,600		El Puerto de Liverpool SAB de CV	142,654	0.0
481,200		Fibra Uno Administracion SA de CV	663,160	0.1
253,300		Fomento Economico Mexicano SAB de CV	2,334,871	0.3
29,970		Gruma SAB de CV	306,922	0.0
51,200		Grupo Aeroportuario del Pacifico SA de CV	453,909	0.1
29,760		Grupo Aeroportuario del Sureste SA de CV	480,937	0.1
231,000		Grupo Bimbo SAB de CV	481,869	0.1
56,800		Grupo Carso SAB de CV	222,369	0.0
345,077		Grupo Financiero Banorte	1,874,699	0.3
327,600		Grupo Financiero Inbursa SA	453,335	0.1
457,900		Grupo Mexico SA de CV Series B	1,253,606	0.2
327,400	(2)	Grupo Televisa S.A.	723,610	0.1
17,870		Industrias Penoles, S.A. de C.V.	223,008	0.0
73,100		Infraestructura Energetica Nova SAB de CV	293,752	0.0
210,500		Kimberly-Clark de Mexico SA de CV	356,360	0.0
30,900		Megacable Holdings SAB de CV	143,307	0.0
149,550		Mexichem SA de CV	357,498	0.1
32,525		Promotora y Operadora de Infraestructura SAB de CV	322,498	0.0
11,901		Southern Copper Corp.	472,232	0.1
686,600		Wal-Mart de Mexico SAB de CV	1,835,508	0.3
			19,215,735	2.6

		Pakistan: 0.0%
73,000		Habib Bank Ltd.	68,716	0.0
50,700		MCB Bank Ltd.	70,793	0.0
66,500		Oil & Gas Development Co. Ltd.	69,622	0.0
			209,131	0.0

		Peru: 0.4%
25,934		Cia de Minas Buenaventura SAA ADR	448,140	0.1
8,911		Credicorp Ltd.	2,138,194	0.3
			2,586,334	0.4

		Philippines: 1.1%
285,740		Aboitiz Equity Ventures, Inc.	320,963	0.1
187,600		Aboitiz Power Corp.	126,472	0.0
497,100		Alliance Global Group, Inc.	153,086	0.0
35,895		Ayala Corp.	642,821	0.1
1,011,000		Ayala Land, Inc.	865,087	0.1
122,440		Bank of the Philippine Islands	196,528	0.0
277,279		BDO Unibank, Inc.	707,739	0.1
469,850		DMCI Holdings, Inc.	107,374	0.0
4,170		Globe Telecom, Inc.	153,903	0.0
12,248		GT Capital Holdings, Inc.	217,434	0.0
107,750		International Container Terminal Services, Inc.	268,195	0.1
410,080		JG Summit Holdings, Inc.	496,073	0.1
60,130		Jollibee Foods Corp.	363,002	0.1
27,390		Manila Electric Co.	198,476	0.0
1,457,700		Megaworld Corp.	161,028	0.0
1,859,100		Metro Pacific Investments Corp.	171,791	0.0
191,286		Metropolitan Bank & Trust Co.	291,349	0.1
11,805		PLDT, Inc.	258,772	0.0
263,995		Robinsons Land Corp.	123,174	0.0
25,570		Security Bank Corp.	84,243	0.0
33,402		SM Investments Corp.	594,746	0.1
1,313,000		SM Prime Holdings, Inc.	998,299	0.1
120,100		Universal Robina Corp.	347,524	0.1
			7,848,079	1.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: 1.1%
11,561	(1)	Alior Bank SA	$180,124	0.0
2,906		Bank Handlowy w Warszawie	51,111	0.0
74,981	(1)	Bank Millennium SA	174,722	0.0
24,139	(1),(2)	Bank Polska Kasa Opieki SA	692,291	0.1
3,615	(1)	CCC SA	202,803	0.0
9,379	(1)	CD Projekt SA	489,370	0.1
30,519	(1)	Cyfrowy Polsat SA	204,183	0.0
5,979	(1),(3)	Dino Polska SA	188,232	0.0
12,785	(1)	Grupa Lotos SA	277,755	0.0
5,697	(1)	Jastrzebska Spolka Weglowa SA	90,586	0.0
20,197	(1)	KGHM Polska Miedz SA	563,041	0.1
182	(1)	LPP SA	394,613	0.1
1,947	(1)	mBank SA	215,623	0.0
116,151	(1)	PGE Polska Grupa Energetyczna SA	300,915	0.1
39,308	(1)	Polski Koncern Naftowy Orlen	1,000,559	0.1
242,848	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	396,040	0.1
115,275	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	1,158,996	0.2
80,358	(1)	Powszechny Zaklad Ubezpieczen SA	848,244	0.1
4,941	(1)	Santander Bank Polska SA	490,721	0.1
77,914	(1)	Orange Polska SA	104,144	0.0
			8,024,073	1.1

		Qatar: 0.9%
21,155		Barwa Real Estate Co.	212,959	0.0
27,411		Commercial Bank PQSC	338,508	0.1
112,058	(1)	Ezdan Holding Group QSC	304,710	0.0
23,409		Industries Qatar QSC	798,054	0.1
54,013		Masraf Al Rayan	545,720	0.1
10,359		Ooredoo QPSC	188,928	0.0
6,654		Qatar Electricity & Water Co. QSC	314,885	0.1
20,107		Qatar Insurance Co. SAQ	201,850	0.0
16,660		Qatar Islamic Bank SAQ	694,357	0.1
59,887		Qatar National Bank QPSC	2,969,120	0.4
			6,569,091	0.9

		Romania: 0.1%
52,867		NEPI Rockcastle PLC	444,957	0.1

		Russia: 3.6%
348,400		Alrosa PJSC	490,681	0.1
1,403,173		Gazprom PJSC	3,200,372	0.4
4,410,000		Inter RAO UES PJSC	251,230	0.0
64,768		Lukoil PJSC	5,816,229	0.8
47,565		Magnit PJSC GDR	672,064	0.1
289,100		Magnitogorsk Iron & Steel Works PJSC	202,260	0.0
8,269		MMC Norilsk Nickel OJSC	1,726,418	0.2
70,003		Mobile TeleSystems PJSC ADR	529,223	0.1
196,515	(1)	Moscow Exchange MICEX-RTS PJ	273,563	0.0
12,125		Novatek PJSC GDR	2,078,918	0.3
172,330		Novolipetsk Steel PJSC	447,797	0.1
15,441		PhosAgro OJSC GDR	193,817	0.0
22,532		Polymetal International PLC	253,393	0.0
3,811		Polyus PJSC	315,566	0.1
154,086		Rosneft Oil Co. PJSC	967,021	0.1
1,430,862		Sberbank of Russia PJSC	4,674,040	0.7
29,871		Severstal PJSC	467,964	0.1
981,851		Surgutneftegas PJSC	372,154	0.1
202,575		Tatneft PJSC	2,332,179	0.3
443,227,930		VTB Bank PJSC	240,754	0.0
1,245		X5 Retail Group N.V. GDR	31,025	0.0
16,127		X5 Retail Group NV GDR	402,356	0.1
			25,939,024	3.6

		Singapore: 0.0%
25,900	(3)	BOC Aviation Ltd.	211,400	0.0

		South Africa: 5.7%
94,116	(2)	Absa Group Ltd.	996,018	0.1
7,242		Anglo American Platinum Ltd.	369,722	0.1
52,978	(2)	AngloGold Ashanti Ltd.	696,565	0.1
53,108		Aspen Pharmacare Holdings Ltd.	343,043	0.0
43,586	(2)	Bid Corp. Ltd.	900,976	0.1
46,694		Bidvest Group Ltd.	628,930	0.1
5,644		Capitec Bank Holdings Ltd.	528,067	0.1
36,410		Clicks Group Ltd.	464,842	0.1
50,580		Discovery Ltd.	480,978	0.1
34,816		Exxaro Resources Ltd.	395,955	0.1
443,672	(2)	FirstRand Ltd.	1,942,699	0.3
129,933	(2)	Fortress REIT Ltd. - Class A	164,979	0.0
101,244	(2)	Fortress REIT Ltd. - Class B	75,641	0.0
31,051		Foschini Group Ltd./The	352,373	0.0
115,385	(2)	Gold Fields Ltd.	425,303	0.1
420,280	(2)	Growthpoint Properties Ltd.	711,482	0.1
31,501		Hyprop Investments Ltd.	153,873	0.0
36,910		Investec Ltd.	216,115	0.0
8,230	(2)	Kumba Iron Ore Ltd.	246,628	0.0
11,093		Liberty Holdings Ltd.	77,673	0.0
188,674		Life Healthcare Group Holdings Ltd.	351,438	0.0
99,019		MMI Holdings Ltd.	113,851	0.0
16,657		Mondi Ltd.	369,504	0.1
35,880		Mr Price Group Ltd.	471,291	0.1
223,062	(2)	MTN Group Ltd.	1,373,029	0.2
60,498	(1)	MultiChoice Group Ltd.	506,080	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
58,504		Naspers Ltd.	$13,633,869	1.9
52,403	(2)	Nedbank Group Ltd.	915,823	0.1
156,179		Netcare Ltd.	254,035	0.0
649,727	(2)	Old Mutual Ltd.	985,892	0.1
47,436		Pick n Pay Stores Ltd.	218,330	0.0
21,140		PSG Group Ltd.	383,295	0.1
77,636	(2)	Rand Merchant Investment Holdings Ltd.	181,097	0.0
757,227		Redefine Properties Ltd.	509,063	0.1
19,913		Reinet Investments SCA	340,593	0.0
69,024		Remgro Ltd.	888,298	0.1
34,061		Resilient REIT Ltd.	128,676	0.0
100,470		RMB Holdings Ltd.	530,198	0.1
235,320		Sanlam Ltd.	1,207,754	0.2
73,866		Sappi Ltd.	341,205	0.1
74,351		Sasol Ltd.	2,318,309	0.3
58,932		Shoprite Holdings Ltd.	649,258	0.1
26,640		Spar Group Ltd.	354,926	0.0
170,537	(2)	Standard Bank Group Ltd.	2,199,751	0.3
33,455		Telkom SA Ltd.	169,909	0.0
22,624		Tiger Brands Ltd.	416,376	0.1
60,527		Truworths International Ltd.	292,731	0.0
86,887		Vodacom Group Pty Ltd.	670,911	0.1
141,323		Woolworths Holdings Ltd./South Africa	455,353	0.1
			41,402,707	5.7

		South Korea: 12.1%
4,463		Amorepacific Corp.	742,825	0.1
3,782		AMOREPACIFIC Group	232,398	0.0
1,014		BGF retail Co. Ltd.	195,189	0.0
32,626		BNK Financial Group, Inc.	192,114	0.0
6,944	(1)	Celltrion Healthcare Co. Ltd.	409,462	0.1
2,117	(1)	Celltrion Pharm, Inc.	103,575	0.0
11,097	(1)	Celltrion, Inc.	1,774,465	0.3
8,400		Cheil Worldwide, Inc.	179,141	0.0
1,109		CJ CheilJedang Corp.	315,760	0.1
1,919		CJ Corp.	210,768	0.0
1,489		CJ ENM Co. Ltd.	305,904	0.0
1,033	(1)	CJ Logistics Corp.	150,791	0.0
7,271		Coway Co., Ltd.	605,330	0.1
3,845		Daelim Industrial Co., Ltd.	326,578	0.1
19,086	(1)	Daewoo Engineering & Construction Co., Ltd.	85,564	0.0
4,353	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	107,441	0.0
20,950		DGB Financial Group, Inc.	150,914	0.0
7,077		DB Insurance Co. Ltd	428,323	0.1
5,292		Doosan Bobcat, Inc.	144,194	0.0
2,972		E-Mart, Inc.	450,862	0.1
6,635		Fila Korea Ltd.	456,360	0.1
7,443		GS Engineering & Construction Corp.	280,035	0.0
3,316		GS Retail Co. Ltd.	114,494	0.0
7,109		GS Holdings Corp.	331,124	0.1
39,876		Hana Financial Group, Inc.	1,280,337	0.2
10,236		Hankook Tire Co. Ltd.	337,713	0.0
896		Hanmi Pharm Co. Ltd.	360,487	0.1
1,497		Hanmi Science Co. Ltd.	102,243	0.0
24,844		Hanon Systems Corp.	248,868	0.0
14,491		Hanwha Chemical Corp.	267,678	0.0
5,005		Hanwha Corp.	134,364	0.0
30,988		Hanwha Life Insurance Co. Ltd.	109,314	0.0
4,548	(1)	HLB, Inc.	321,715	0.1
2,335		Lotte Chemical Corp.	599,064	0.1
4,326		Hotel Shilla Co. Ltd.	364,564	0.1
3,284		HDC Hyundai Development Co-Engineering & Construction	146,873	0.0
1,632		Hyundai Department Store Co. Ltd.	145,466	0.0
10,738		Hyundai Engineering & Construction Co. Ltd.	506,170	0.1
2,611		Hyundai Glovis Co., Ltd.	295,963	0.0
5,155	(1)	Hyundai Heavy Industries Co. Ltd	541,582	0.1
8,648		Hyundai Marine & Fire Insurance Co., Ltd.	288,975	0.0
9,048		Hyundai Mobis Co. Ltd.	1,663,876	0.2
18,968		Hyundai Motor Co.	1,999,931	0.3
11,448		Hyundai Steel Co.	453,936	0.1
1,374		Hyundai Heavy Industries Holdings Co., Ltd.	403,475	0.1
35,085		Industrial Bank Of Korea	434,416	0.1
4,245	(3)	Orange Life Insurance Ltd.	134,750	0.0
6,853		Kakao Corp.	626,157	0.1
16,567		Kangwon Land, Inc.	467,309	0.1
52,828		KB Financial Group, Inc.	1,954,751	0.3
732		KCC Corp.	205,621	0.0
34,570		Kia Motors Corp.	1,077,381	0.2
10,073		Korea Aerospace Industries Ltd.	314,380	0.1
33,806	(1)	Korea Electric Power Corp.	889,137	0.1
3,225		Korea Gas Corp.	128,308	0.0
5,596		Korea Investment Holdings Co., Ltd.	306,839	0.0
1,244		Korea Zinc Co., Ltd.	510,310	0.1
6,351		Korean Air Lines Co. Ltd.	178,571	0.0
2,336		KT Corp.	56,375	0.0
15,396		KT&G Corp.	1,403,913	0.2
2,418		Kumho Petrochemical Co. Ltd.	203,194	0.0
6,178		LG Chem Ltd.	1,995,550	0.3
12,847		LG Corp.	877,579	0.1
32,260	(1)	LG Display Co., Ltd.	555,896	0.1
14,037		LG Electronics, Inc.	930,754	0.1
1,253		LG Household & Health Care Ltd.	1,565,803	0.2
1,752		LG Innotek Co. Ltd.	182,135	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
14,846		LG Uplus Corp.	$202,189	0.0
3,594		Lotte Corp.	156,650	0.0
1,524		Lotte Shopping Co. Ltd.	239,318	0.0
632		Medy-Tox, Inc.	326,312	0.1
54,433		Mirae Asset Daewoo Co., Ltd.	352,434	0.1
18,737		NAVER Corp.	2,050,621	0.3
2,357		NCSoft Corp.	1,030,445	0.1
3,602	(1),(3)	Netmarble Corp.	397,194	0.1
18,456		NH Investment & Securities Co., Ltd.	219,297	0.0
2,347		OCI Co. Ltd.	192,634	0.0
2,994		Orion Corp./Republic of Korea	263,959	0.0
122		Ottogi Corp.	82,903	0.0
28,290	(1)	Pan Ocean Co. Ltd.	102,682	0.0
686	(1)	Pearl Abyss Corp.	101,629	0.0
10,372		POSCO	2,316,066	0.3
2,902		POSCO Chemtech Co. Ltd.	154,325	0.0
6,259		Posco International Corp.	98,117	0.0
2,189		S-1 Corp.	193,811	0.0
2,218	(1),(3)	Samsung Biologics Co. Ltd.	626,071	0.1
9,934		Samsung C&T Corp.	938,017	0.1
3,105		Samsung Card Co.	94,099	0.0
7,473		Samsung Electro-Mechanics Co. Ltd.	691,212	0.1
637,980		Samsung Electronics Co., Ltd.	25,163,801	3.5
62,145	(1)	Samsung Heavy Industries Co., Ltd.	453,153	0.1
9,938		Samsung Life Insurance Co. Ltd.	736,583	0.1
7,300		Samsung SDI Co., Ltd.	1,383,404	0.2
4,682		Samsung SDS Co. Ltd.	971,440	0.1
8,578		Samsung Securities Co. Ltd.	252,375	0.0
21,960	(1)	Samsung Engineering Co. Ltd.	312,452	0.0
4,146		Samsung Fire & Marine Insurance Co. Ltd.	1,099,415	0.2
56,825		Shinhan Financial Group Co., Ltd.	2,110,037	0.3
1,003		Shinsegae, Inc.	299,015	0.0
8,003	(1)	SillaJen, Inc.	454,913	0.1
4,148		SK Holdings Co. Ltd.	989,997	0.1
77,697		SK Hynix, Inc.	5,094,307	0.7
8,550		SK Innovation Co. Ltd.	1,352,556	0.2
2,787		SK Telecom Co., Ltd.	617,233	0.1
6,337		S-Oil Corp.	500,192	0.1
1,862	(1)	ViroMed Co. Ltd.	460,783	0.1
63,417		Woori Financial Group, Inc.	768,200	0.1
1,269		Yuhan Corp.	268,582	0.0
			87,983,757	12.1

		Taiwan: 11.0%
398,462		Acer, Inc.	256,148	0.0
47,694		Advantech Co. Ltd.	396,897	0.1
15,000		Airtac International Group	195,054	0.0
463,243		ASE Industrial Holding Co. Ltd.	1,016,178	0.1
314,356		Asia Cement Corp.	409,543	0.1
97,000		Asustek Computer, Inc.	702,895	0.1
1,235,000		AU Optronics Corp.	455,251	0.1
88,000		Catcher Technology Co., Ltd.	679,821	0.1
1,072,611		Cathay Financial Holding Co., Ltd.	1,566,796	0.2
162,710		Chailease Holding Co. Ltd.	666,728	0.1
740,770		Chang Hwa Commercial Bank Ltd.	443,751	0.1
275,650		Cheng Shin Rubber Industry Co. Ltd.	375,641	0.1
75,816		Chicony Electronics Co. Ltd.	176,655	0.0
301,000		China Airlines Ltd.	96,386	0.0
1,979,000		China Development Financial Holding Corp.	662,389	0.1
371,827		China Life Insurance Co., Ltd.	315,858	0.0
1,615,535		China Steel Corp.	1,326,949	0.2
2,300,170		CTBC Financial Holding Co. Ltd.	1,527,510	0.2
492,000		Chunghwa Telecom Co., Ltd.	1,749,532	0.2
597,000		Compal Electronics, Inc.	371,523	0.1
274,703		Delta Electronics, Inc.	1,419,346	0.2
1,305,273		E.Sun Financial Holding Co., Ltd.	1,007,258	0.1
25,386		Eclat Textile Co. Ltd.	342,313	0.1
291,335		Eva Airways Corp.	142,850	0.0
271,966		Evergreen Marine Corp. Taiwan Ltd	105,623	0.0
469,685		Far Eastern New Century Corp.	464,988	0.1
228,000		Far EasTone Telecommunications Co., Ltd.	549,994	0.1
46,312		Feng TAY Enterprise Co., Ltd.	328,310	0.1
1,346,942		First Financial Holding Co., Ltd.	922,495	0.1
457,600		Formosa Chemicals & Fibre Co.	1,667,234	0.2
168,000		Formosa Petrochemical Corp.	630,676	0.1
578,600		Formosa Plastics Corp.	2,059,525	0.3
87,000		Formosa Taffeta Co. Ltd.	103,990	0.0
124,849		Foxconn Technology Co., Ltd.	249,540	0.0
869,000		Fubon Financial Holding Co., Ltd.	1,299,057	0.2
44,000		Giant Manufacturing Co., Ltd.	314,656	0.0
30,000		Globalwafers Co. Ltd.	296,377	0.0
106,300		Highwealth Construction Corp.	175,401	0.0
31,249		Hiwin Technologies Corp.	264,660	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
1,744,170		HON HAI Precision Industry Co., Ltd.	$4,168,417	0.6
39,000		Hotai Motor Co. Ltd.	478,653	0.1
1,104,824		Hua Nan Financial Holdings Co. Ltd.	695,841	0.1
1,279,439		Innolux Corp.	415,950	0.1
339,000		Inventec Co., Ltd.	258,275	0.0
13,000		Largan Precision Co. Ltd.	1,949,791	0.3
307,538		Lite-On Technology Corp.	448,260	0.1
201,820		MediaTek, Inc.	1,855,598	0.3
1,425,826		Mega Financial Holdings Co., Ltd.	1,298,951	0.2
90,000		Micro-Star International Co., Ltd.	253,570	0.0
667,890		Nan Ya Plastics Corp.	1,712,558	0.2
142,000		Nanya Technology Corp.	283,988	0.0
21,000		Nien Made Enterprise Co. Ltd.	185,383	0.0
83,000		Novatek Microelectronics Corp., Ltd.	534,410	0.1
281,000		Pegatron Corp.	487,272	0.1
18,000		Phison Electronics Corp.	176,726	0.0
302,000		Pou Chen Corp.	368,409	0.1
94,000		Powertech Technology, Inc.	222,588	0.0
76,000		President Chain Store Corp.	749,206	0.1
368,000		Quanta Computer, Inc.	691,200	0.1
64,760		Realtek Semiconductor Corp.	383,729	0.1
67,819		Ruentex Development Co. Ltd.	102,687	0.0
41,048		Ruentex Industries Ltd.	107,939	0.0
352,000		Shanghai Commercial & Savings Bank Ltd./The	556,674	0.1
1,485,943		Shin Kong Financial Holding Co., Ltd.	438,382	0.1
1,561,454		SinoPac Financial Holdings Co., Ltd.	578,324	0.1
53,914		Standard Foods Corp.	90,680	0.0
192,800		Synnex Technology International Corp.	231,886	0.0
22,000	(1)	TaiMed Biologics, Inc.	120,154	0.0
1,474,598		Taishin Financial Holdings Co., Ltd.	672,766	0.1
528,326		Taiwan Business Bank	205,912	0.0
598,900		Taiwan Cement Corp.	802,990	0.1
1,266,420		Taiwan Cooperative Financial Holding Co. Ltd.	801,889	0.1
252,000		Taiwan High Speed Rail Corp.	294,673	0.0
198,000		Taiwan Mobile Co., Ltd.	716,309	0.1
3,290,000		Taiwan Semiconductor Manufacturing Co., Ltd.	26,349,804	3.6
243,000	(1)	Tatung Co., Ltd.	192,112	0.0
627,209		Uni-President Enterprises Corp.	1,524,106	0.2
1,606,000		United Microelectronics Corp.	608,204	0.1
118,000		Vanguard International Semiconductor Corp.	255,207	0.0
42,000		Walsin Technology Corp.	273,827	0.0
47,000		Win Semiconductors Corp.	333,357	0.1
366,000		Winbond Electronics Corp.	175,814	0.0
374,382		Wistron Corp.	288,684	0.0
211,280		WPG Holdings Ltd.	275,935	0.0
34,537		Yageo Corp.	363,915	0.1
1,343,586		Yuanta Financial Holding Co., Ltd.	766,384	0.1
57,000		Zhen Ding Technology Holding Ltd.	177,315	0.0
			80,660,502	11.0

		Thailand: 2.3%
141,700		Advanced Info Service PCL	822,904	0.1
556,800		Airports of Thailand PCL	1,194,836	0.2
31,400		Bangkok Bank PCL - Foreign Reg	205,065	0.0
546,500		Bangkok Dusit Medical Services PCL	427,280	0.1
1,068,900		Bangkok Expressway & Metro PCL	340,402	0.1
279,000		Banpu PCL (Foreign)	142,653	0.0
162,800		Berli Jucker PCL	254,353	0.0
797,300		BTS Group Holdings PCL	276,443	0.0
48,700		Bumrungrad Hospital PCL	275,482	0.0
195,000		Central Pattana PCL	450,611	0.1
476,100		Charoen Pokphand Foods PCL	382,738	0.1
654,100		CP ALL PCL (Foreign)	1,541,341	0.2
61,200		Delta Electronics Thailand PCL	136,972	0.0
15,300		Electricity Generating PCL	140,899	0.0
172,700		Energy Absolute PCL	261,613	0.0
63,400		Glow Energy PCL	181,799	0.0
41,700		Gulf Energy Development PCL	125,670	0.0
533,551		Home Product Center PCL	257,510	0.0
223,100		Indorama Ventures PCL	350,276	0.1
1,360,700		IRPC PCL	246,449	0.0
240,700		Kasikornbank PCL - Foreign	1,423,859	0.2
472,200		Krung Thai Bank PCL	285,973	0.1
353,700		Land & House Pub Co. Ltd.	119,336	0.0
318,600		Minor International PCL (Foreign)	391,733	0.1
78,700		Muangthai Capital PCL	109,404	0.0
319,100		PTT Global Chemical PCL (Foreign)	677,746	0.1
186,900		PTT Exploration & Production PCL	739,021	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
1,394,200		PTT PCL (Foreign)	$2,108,887	0.3
62,800	(2)	Robinson PCL	116,382	0.0
50,800		Siam Cement PCL	772,341	0.1
246,000		Siam Commercial Bank PCL	1,023,415	0.2
154,500		Thai Oil PCL	338,442	0.1
250,500		Thai Union Group PCL	152,447	0.0
1,319,000		TMB Bank PCL	84,771	0.0
1,360,490	(2)	True Corp. PCL	204,383	0.0
			16,563,436	2.3

		Turkey: 0.5%
404,251		Akbank Turk AS	460,293	0.1
21,928		Anadolu Efes Biracilik Ve Malt Sanayii AS	68,996	0.0
25,184		Arcelik A/S	76,559	0.0
47,160		Aselsan Elektronik Sanayi Ve Ticaret AS	180,489	0.0
30,135		BIM Birlesik Magazalar AS	411,853	0.0
196,880		Eregli Demir ve Celik Fabrikalari TAS	322,940	0.1
8,212		Ford Otomotiv Sanayi AS	72,006	0.0
126,214		Haci Omer Sabanci Holding AS	178,074	0.0
105,956		KOC Holding AS	306,835	0.0
89,449		Petkim Petrokimya Holding	73,035	0.0
20,520		TAV Havalimanlari Holding AS	86,091	0.0
17,271		Tupras Turkiye Petrol Rafine	387,354	0.1
76,314	(1)	Turk Hava Yollari	177,554	0.0
153,840		Turkcell Iletisim Hizmet AS	333,982	0.1
322,415		Turkiye Garanti Bankasi A/S	485,029	0.1
74,319	(1)	Turkiye Halk Bankasi AS	85,424	0.0
207,419		Turkiye Is Bankasi	205,719	0.0
81,752		Turk Sise Ve Cam Fabrikalari	85,601	0.0
			3,997,834	0.5

		United Arab Emirates: 0.7%
289,161		Abu Dhabi Commercial Bank PJSC	747,054	0.1
480,988		Aldar Properties PJSC	237,769	0.0
199,548		DAMAC Properties Dubai Co. PJSC	73,601	0.0
23,076		DP World Ltd.	369,216	0.1
231,792		Dubai Islamic Bank PJSC	309,541	0.1
92,544		Emaar Development PJSC	97,800	0.0
220,364		Emaar Malls PJSC	104,500	0.0
507,296		Emaar Properties PJSC	649,102	0.1
226,226		Emirates Telecommunications Group Co. PJSC	1,030,274	0.1
360,105		First Abu Dhabi Bank PJSC	1,497,924	0.2
			5,116,781	0.7

	Total Common Stock
	(Cost $628,204,437)		683,584,379	93.6

PREFERRED STOCK: 3.5%
		Brazil: 2.6%
438,921		Banco Bradesco SA	4,797,992	0.6
23,300		Braskem SA	300,820	0.0
22,300		Cia Brasileira de Distribuicao	517,952	0.1
121,259		Cia Energetica de Minas Gerais	427,388	0.1
30,500	(1)	Centrais Eletricas Brasileiras SA	293,600	0.0
143,500		Gerdau SA	553,791	0.1
638,425		Itau Unibanco Holding S.A.	5,578,178	0.8
575,187		Investimentos Itau SA	1,755,522	0.2
105,160		Lojas Americanas SA	447,192	0.1
524,700		Petroleo Brasileiro SA	3,729,526	0.5
59,800		Telefonica Brasil SA	725,478	0.1
			19,127,439	2.6

		Chile: 0.1%
37,906		Embotelladora Andina SA	138,421	0.0
15,948		Sociedad Quimica y Minera de Chile SA	612,816	0.1
			751,237	0.1

		Colombia: 0.1%
448,305		Grupo Aval Acciones y Valores	173,667	0.1
15,018		Grupo de Inversiones Suramericana SA	162,050	0.0
			335,717	0.1

		Russia: 0.1%
976,123		Surgutneftegas PJSC	609,640	0.1
53		Transneft PJSC	142,539	0.0
			752,179	0.1

		South Korea: 0.6%
941		Amorepacific Corp.	88,878	0.0
383	(1),(4)	CJ Corp.	12,385	0.0
2,217		Hyundai Motor Co.	135,329	0.0
4,615		Hyundai Motor Co.- Series 2	310,563	0.1
253		LG Household & Health Care Ltd.	186,380	0.0
922		LG Chem Ltd.	169,346	0.0
109,636		Samsung Electronics Co., Ltd.	3,510,565	0.5
			4,413,446	0.6

	Total Preferred Stock
	(Cost $20,341,502)		25,380,018	3.5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		China: 0.0%
17,252	(1)	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	$6,879	0.0

		India: 0.0%
724,835	(1)	Vodafone Idea Ltd.	61,314	0.0

		Taiwan: –%
17,993	(1),(4)	CTBC Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $105,674)		68,193	0.0

	Total Long-Term Investments
	(Cost $648,651,613)		709,032,590	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateral(5): 2.4%
4,154,635	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $4,155,523, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-4.500%, Market Value plus accrued interest $4,237,732, due 03/31/19-03/01/49)	4,154,635	0.6
4,154,635	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $4,155,547, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $4,238,671, due 12/01/33-02/01/49)	4,154,635	0.6
2,843,961	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,844,580, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $2,905,323, due 01/01/28-07/01/48)	2,843,961	0.4
4,154,635	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $4,155,523, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $4,237,728, due 03/20/47-12/20/48)	4,154,635	0.5
2,184,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $2,184,603, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,231,468, due 07/15/20-02/15/47)	2,184,100	0.3
		17,491,966	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
18,356,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $18,356,000)	18,356,000	2.5

	Total Short-Term Investments
	(Cost $35,847,966)	35,847,966	4.9

	Total Investments in Securities (Cost $684,499,579)	$744,880,556	102.0
	Liabilities in Excess of Other Assets	(14,611,266)	(2.0)
	Net Assets	$730,269,290	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	23.5%
Information Technology	14.2
Consumer Discretionary	13.0
Communication Services	11.9
Energy	7.8
Materials	7.1
Consumer Staples	6.3
Industrials	5.2
Real Estate	3.0
Health Care	2.6
Utilities	2.5
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Brazil	$31,528,268	$–	$–	$31,528,268
Chile	6,569,406	–	–	6,569,406
China	59,816,472	173,596,124	400,206	233,812,802
Colombia	2,921,999	–	–	2,921,999
Czech Republic	–	1,193,001	–	1,193,001
Egypt	185,892	732,727	–	918,619
Greece	311,194	1,259,447	–	1,570,641
Hungary	–	2,236,953	–	2,236,953
India	115,163	64,919,733	–	65,034,896
Indonesia	248,632	15,195,841	–	15,444,473
Malaysia	392,426	15,188,054	–	15,580,480
Mexico	19,215,735	–	–	19,215,735
Pakistan	139,509	69,622	–	209,131
Peru	2,586,334	–	–	2,586,334
Philippines	1,226,363	6,621,716	–	7,848,079
Poland	215,623	7,808,450	–	8,024,073
Qatar	1,021,482	5,547,609	–	6,569,091
Romania	444,957	–	–	444,957
Russia	813,641	25,125,383	–	25,939,024
Singapore	–	211,400	–	211,400
South Africa	2,820,155	38,582,552	–	41,402,707
South Korea	3,722,080	84,261,677	–	87,983,757
Taiwan	716,309	79,944,193	–	80,660,502
Thailand	181,799	16,381,637	–	16,563,436
Turkey	411,853	3,585,981	–	3,997,834
United Arab Emirates	369,216	4,747,565	–	5,116,781
Total Common Stock	135,974,508	547,209,665	400,206	683,584,379
Preferred Stock	20,824,033	4,543,600	12,385	25,380,018
Rights	–	68,193	–	68,193
Short-Term Investments	18,356,000	17,491,966	–	35,847,966
Total Investments, at fair value	$175,154,541	$569,313,424	$412,591	$744,880,556
Other Financial Instruments+
Futures	206,776	–	–	206,776
Total Assets	$175,361,317	$569,313,424	$412,591	$745,087,332
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,262)	$–	$(1,262)

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Total Liabilities	$–	$(1,262)	$–	$(1,262)

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $1,746,485 and $10,268,980 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $9,278 and $70,423 were transferred from Level 2 to Level 3 and Level 3 to Level 2, respectively, due to an increase and decrease in signficiant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,697	ZAR 82,533	The Bank of New York Mellon	04/03/19	$(131)
USD 4,406	ZAR 63,827	The Bank of New York Mellon	04/03/19	(101)
USD 197	ZAR 2,859	The Bank of New York Mellon	04/03/19	(5)
USD 42,536	ZAR 616,206	The Bank of New York Mellon	04/03/19	(978)
USD 2,033	ZAR 29,458	The Bank of New York Mellon	04/03/19	(47)
				$(1,262)

At March 31, 2019, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	418	06/21/19	$22,099,660	$206,776
			$22,099,660	$206,776

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $714,332,147.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$105,794,205
Gross Unrealized Depreciation	(74,449,481)

Net Unrealized Appreciation	$31,344,724

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Belgium: 2.6%
114,270	Anheuser-Busch InBev SA/NV	$9,592,344	2.6

	Finland: 1.2%
753,018	Nokia OYJ - Finland	4,289,679	1.2

	France: 35.8%
57,377	Air Liquide SA	7,301,913	2.0
278,180	AXA S.A.	6,996,509	1.9
154,060	BNP Paribas	7,331,474	2.0
86,038	Danone	6,625,040	1.8
248,458	Engie SA	3,705,234	1.0
38,934	EssilorLuxottica SA	4,253,166	1.2
9,971	Kering SA	5,719,416	1.6
32,702	L'Oreal S.A.	8,806,408	2.4
35,675	LVMH Moet Hennessy Louis Vuitton SE	13,140,368	3.6
273,842	Orange SA	4,464,481	1.2
48,370	Safran S.A.	6,629,660	1.8
150,914	Sanofi	13,344,507	3.6
73,386	Schneider Electric SE	5,759,991	1.6
107,945	Societe Generale	3,118,922	0.9
352,971	Total SA	19,642,690	5.4
18,476	(1) Unibail-Rodamco-Westfield	3,028,832	0.8
74,174	Vinci SA	7,217,299	2.0
128,590	Vivendi SA	3,726,565	1.0
		130,812,475	35.8

	Germany: 25.6%
24,611	Adidas AG	5,985,949	1.6
56,712	Allianz SE	12,638,194	3.4
122,717	BASF SE	9,050,031	2.5
124,598	Bayer AG	8,023,141	2.2
42,814	Bayerische Motoren Werke AG	3,305,858	0.9
119,312	Daimler AG	7,001,653	1.9
131,291	Deutsche Post AG	4,272,617	1.2
433,299	Deutsche Telekom AG	7,198,511	2.0
54,787	Fresenius SE & Co. KGaA	3,062,166	0.8
19,980	Muenchener Rueckversicherungs-Gesellschaft AG	4,735,170	1.3
144,525	SAP SE	16,707,823	4.6
107,390	Siemens AG	11,549,040	3.2
		93,530,153	25.6

	Ireland: 1.0%
112,684	CRH PLC	3,492,723	1.0

	Italy: 4.9%
1,037,922	Enel S.p.A.	6,650,837	1.8
339,408	ENI S.p.A.	5,996,869	1.6
2,180,574	Intesa Sanpaolo SpA	5,321,754	1.5
		17,969,460	4.9

	Netherlands: 13.0%
76,345	Airbus SE	10,118,528	2.8
56,872	ASML Holding NV	10,689,127	2.9
519,960	ING Groep NV	6,300,540	1.7
158,157	Koninklijke Ahold Delhaize NV	4,210,755	1.1
123,748	Koninklijke Philips NV	5,056,067	1.4
194,372	Unilever NV	11,332,217	3.1
		47,707,234	13.0

	Spain: 10.0%
58,631	Amadeus IT Group SA	4,699,234	1.3
890,890	(1) Banco Bilbao Vizcaya Argentaria SA	5,090,423	1.4
2,169,349	Banco Santander SA	10,073,485	2.8
796,532	Iberdrola S.A.	6,993,400	1.9
148,493	Industria de Diseno Textil SA	4,365,928	1.2
623,097	Telefonica S.A.	5,219,631	1.4
		36,442,101	10.0

	United Kingdom: 3.5%
73,738	Linde PLC	12,983,258	3.5

	Total Common Stock
	(Cost $335,662,167)	356,819,427	97.6

PREFERRED STOCK: 1.1%
	Germany: 1.1%
24,460	Volkswagen AG	3,856,258	1.1

	Total Preferred Stock
	(Cost $3,289,347)	3,856,258	1.1

	Total Long-Term Investments
	(Cost $338,951,514)	360,675,685	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(2): 1.8%
321,441	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $321,509, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $327,870, due 04/25/19-08/15/48)	321,441	0.1
1,528,973	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,529,309, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,559,899, due 12/01/33-02/01/49)	1,528,973	0.4

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(2) (continued)
1,528,973	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,529,306, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,559,553, due 04/02/19-10/20/68)	$1,528,973	0.4
1,528,973	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,529,309, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,559,564, due 04/03/19-07/15/36)	1,528,973	0.4
1,528,973	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $1,529,304, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,559,552, due 01/01/29-01/01/49)	1,528,973	0.5
		6,437,333	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,519,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $2,519,000)	2,519,000	0.7

	Total Short-Term Investments
	(Cost $8,956,333)	8,956,333	2.5

	Total Investments in Securities (Cost $347,907,847)	$369,632,018	101.2
	Liabilities in Excess of Other Assets	(4,213,797)	(1.2)
	Net Assets	$365,418,221	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	16.9%
Consumer Discretionary	13.1
Industrials	12.5
Consumer Staples	11.1
Information Technology	9.9
Materials	9.0
Health Care	8.1
Energy	7.0
Communication Services	5.6
Utilities	4.7
Real Estate	0.8
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$9,592,344	$–	$9,592,344
Finland	–	4,289,679	–	4,289,679
France	3,028,832	127,783,643	–	130,812,475
Germany	–	93,530,153	–	93,530,153
Ireland	–	3,492,723	–	3,492,723
Italy	–	17,969,460	–	17,969,460
Netherlands	–	47,707,234	–	47,707,234
Spain	–	36,442,101	–	36,442,101
United Kingdom	–	12,983,258	–	12,983,258
Total Common Stock	3,028,832	353,790,595	–	356,819,427
Preferred Stock	–	3,856,258	–	3,856,258
Short-Term Investments	2,519,000	6,437,333	–	8,956,333
Total Investments, at fair value	$5,547,832	$364,084,186	$–	$369,632,018
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,196	–	10,196
Futures	61,494	–	–	61,494
Total Assets	$5,609,326	$364,094,382	$–	$369,703,708
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(47,605)	$–	$(47,605)
Total Liabilities	$–	$(47,605)	$–	$(47,605)

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $12,042,463 and $2,945,875 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,800,000	USD 2,058,219	The Bank of New York Mellon	06/19/19	$(25,512)
EUR 2,000,000	USD 2,280,656	The Bank of New York Mellon	06/19/19	(22,093)
USD 800,694	EUR 700,000	The Bank of New York Mellon	06/19/19	10,196
				$(37,409)

At March 31, 2019, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	96	06/21/19	$3,523,568	$61,494
			$3,523,568	$61,494

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $356,524,493.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,991,151
Gross Unrealized Depreciation	(35,636,026)

Net Unrealized Appreciation	$13,355,125

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 2.1%
196,369		BHP Group PLC	$4,737,813	2.1

		Bermuda: 0.2%
26,231		Hiscox Ltd.	533,093	0.2

		Germany: 0.2%
41,085		TUI AG	394,062	0.2

		Ireland: 0.9%
9,275		DCC PLC	802,510	0.4
7,265		Paddy Power Betfair PLC	563,028	0.2
22,420		Smurfit Kappa PLC	629,624	0.3
			1,995,162	0.9

		Mexico: 0.1%
17,400		Fresnillo PLC	197,193	0.1

		Netherlands: 10.7%
420,830		Royal Dutch Shell PLC - Class A	13,225,038	5.8
353,991		Royal Dutch Shell PLC - Class B	11,188,149	4.9
			24,413,187	10.7

		Switzerland: 2.8%
18,602		Coca-Cola HBC AG	634,317	0.3
21,902		Ferguson PLC	1,394,968	0.6
1,065,814		Glencore PLC	4,416,927	1.9
			6,446,212	2.8

		United Arab Emirates: 0.1%
8,126		NMC Health PLC	242,211	0.1

		United Kingdom: 81.3%
89,925		3i Group PLC	1,153,150	0.5
19,209		Admiral Group PLC	543,350	0.2
93,227		Anglo American PLC	2,493,497	1.1
32,686		Antofagasta PLC	411,247	0.2
44,635		Ashtead Group PLC	1,079,040	0.5
32,830		Associated British Foods PLC	1,043,934	0.5
119,696		AstraZeneca PLC	9,554,355	4.2
86,419	(1)	Auto Trader Group PLC	587,772	0.3
370,104		Aviva PLC	1,990,219	0.9
301,416		BAE Systems PLC	1,894,640	0.8
1,610,569		Barclays PLC	3,244,137	1.4
95,040		Barratt Developments PLC	742,392	0.3
11,322		Berkeley Group Holdings PLC	544,307	0.2
1,873,480		BP PLC	13,604,301	6.0
215,550		British American Tobacco PLC	8,992,324	3.9
90,154		British Land Co. PLC	692,173	0.3
787,767		BT Group PLC	2,288,727	1.0
31,706		Bunzl PLC	1,046,496	0.5
38,521		Burberry Group PLC	981,778	0.4
15,139		Carnival PLC	748,290	0.3
537,878		Centrica PLC	801,226	0.4
149,397		Compass Group PLC	3,515,092	1.5
77,433		CRH PLC - London	2,399,238	1.1
11,999		Croda International PLC	788,312	0.3
224,091		Diageo PLC	9,170,310	4.0
129,965		Direct Line Insurance Group PLC	597,871	0.3
120,000		DS Smith PLC	525,691	0.2
23,349		easyJet PLC	340,165	0.1
47,853		Evraz PLC	387,159	0.2
86,421		Experian PLC	2,339,029	1.0
460,237		GlaxoSmithKline PLC	9,561,841	4.2
35,775		Halma PLC	779,969	0.3
24,814		Hargreaves Lansdown PLC	602,829	0.3
13,208		Hikma Pharmaceuticals PLC	308,465	0.1
1,897,924		HSBC Holdings PLC	15,422,337	6.8
89,679		Imperial Brands PLC	3,067,682	1.3
117,594		Informa PLC	1,140,319	0.5
17,094		InterContinental Hotels Group PLC	1,028,765	0.4
149,716		International Consolidated Airlines Group SA	996,212	0.4
15,238		Intertek Group PLC	965,321	0.4
351,834		ITV PLC	582,972	0.3
152,651		J Sainsbury PLC	468,436	0.2
17,936		Johnson Matthey PLC	735,543	0.3
54,297	(2)	Just Eat PLC	531,321	0.2
199,371		Kingfisher PLC	611,417	0.3
67,292		Land Securities Group PLC	801,181	0.3
558,879		Legal & General Group PLC	2,005,618	0.9
6,708,035		Lloyds Banking Group Plc	5,434,733	2.4
29,446		London Stock Exchange Group PLC	1,821,422	0.8
153,469		Marks & Spencer Group PLC	556,984	0.2
454,357		Melrose Industries PLC	1,085,257	0.5
38,521		Micro Focus International PLC	1,001,529	0.4
34,607		Mondi PLC	766,311	0.3
320,769		National Grid PLC	3,560,660	1.6
12,466		Next PLC	905,858	0.4
42,404	(2)	Ocado Group PLC	757,104	0.3
73,542		Pearson PLC	802,326	0.4
29,688		Persimmon PLC	839,747	0.4
49,670		Phoenix Group Holdings PLC	438,735	0.2
244,716		Prudential PLC	4,905,474	2.1
59,111		Reckitt Benckiser Group PLC	4,919,398	2.2
178,549		Relx PLC (GBP Exchange)	3,820,839	1.7
174,205		Rentokil Initial PLC	802,442	0.4
83,903		Rightmove PLC	557,899	0.2
104,624		Rio Tinto PLC	6,081,100	2.7
158,897		Rolls-Royce Holdings PLC	1,871,276	0.8

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
426,665	Royal Bank of Scotland Group PLC	$1,373,899	0.6
96,778	RSA Insurance Group PLC	640,443	0.3
102,358	Sage Group PLC/The	935,543	0.4
10,545	Schroders PLC	371,320	0.2
96,977	SSE PLC	1,500,419	0.7
101,883	Segro PLC	894,340	0.4
22,359	Severn Trent PLC	575,835	0.3
82,634	Smith & Nephew PLC	1,641,041	0.7
37,390	Smiths Group PLC	699,674	0.3
6,931	Spirax-Sarco Engineering PLC	649,565	0.3
49,269	St. James's Place PLC	660,265	0.3
255,379	Standard Chartered PLC	1,968,559	0.9
233,330	Standard Life Aberdeen PLC	801,966	0.4
307,117	Taylor Wimpey PLC	702,441	0.3
912,633	Tesco PLC	2,762,095	1.2
103,201	Unilever PLC	5,940,549	2.6
64,430	United Utilities Group PLC	684,293	0.3
2,521,088	Vodafone Group PLC	4,594,075	2.0
17,142	Whitbread PLC	1,134,398	0.5
205,213	WM Morrison Supermarkets PLC	608,782	0.3
115,746	WPP PLC	1,222,753	0.5
		185,401,799	81.3

	Total Common Stock
	(Cost $222,098,400)	224,360,732	98.4

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
138,875	Scottish Mortgage Investment Trust PLC	927,656	0.4

	Total Closed-End Funds
	(Cost $663,320)	927,656	0.4

	Total Long-Term Investments
	(Cost $222,761,720)	225,288,388	98.8

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
377,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $377,000)	377,000	0.2

	Total Short-Term Investments
	(Cost $377,000)	377,000	0.2

	Total Investments in Securities (Cost $223,138,720)	$225,665,388	99.0
	Assets in Excess of Other Liabilities	2,385,193	1.0
	Net Assets	$228,050,581	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	19.5%
Energy	16.7
Consumer Staples	16.5
Materials	10.8
Health Care	9.3
Industrials	8.7
Consumer Discretionary	6.4
Communication Services	5.2
Utilities	3.1
Information Technology	1.2
Real Estate	1.0
Financial	0.4
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,737,813	$–	$4,737,813
Bermuda	–	533,093	–	533,093
Germany	–	394,062	–	394,062
Ireland	–	1,995,162	–	1,995,162
Mexico	–	197,193	–	197,193
Netherlands	–	24,413,187	–	24,413,187
Switzerland	–	6,446,212	–	6,446,212
United Arab Emirates	–	242,211	–	242,211
United Kingdom	–	185,401,799	–	185,401,799
Total Common Stock	–	224,360,732	–	224,360,732
Closed-End Funds	–	927,656	–	927,656
Short-Term Investments	377,000	–	–	377,000
Total Investments, at fair value	$377,000	$225,288,388	$–	$225,665,388
Other Financial Instruments+
Forward Foreign Currency Contracts	–	11,783	–	11,783
Futures	58,098	–	–	58,098
Total Assets	$435,098	$225,300,171	$–	$225,735,269
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(30,431)	$–	$(30,431)
Total Liabilities	$–	$(30,431)	$–	$(30,431)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 1,330,000	USD 1,769,530	The Bank of New York Mellon	06/19/19	$(30,431)
USD 439,678	GBP 330,000	The Bank of New York Mellon	06/19/19	8,172
USD 265,130	GBP 200,000	The Bank of New York Mellon	06/19/19	3,611
				$(18,648)

At March 31, 2019, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
FTSE 100 Index	30	06/21/19	$2,817,799	$58,098
			$2,817,799	$58,098

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $231,884,543.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$28,348,041
Gross Unrealized Depreciation	(33,891,186)

Net Unrealized Depreciation	$(5,543,145)

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 3.1%
214,440		AGL Energy Ltd.	$3,314,772	0.5
685,254		Aurizon Holdings Ltd.	2,215,417	0.4
70,652		BHP Group Ltd.	1,931,158	0.3
105,034		Coca-Cola Amatil Ltd.	645,544	0.1
93,039		Computershare Ltd.	1,131,006	0.2
144,809		Crown Resorts Ltd.	1,184,287	0.2
99,656		Newcrest Mining Ltd.	1,804,775	0.3
81,953		Sonic Healthcare Ltd.	1,430,285	0.3
255,656		Sydney Airport	1,349,569	0.2
150,239		Wesfarmers Ltd.	3,699,631	0.6
			18,706,444	3.1

		Belgium: 0.6%
39,812		UCB S.A.	3,419,960	0.6

		Canada: 5.0%
45,257		Bank of Montreal	3,386,274	0.6
54,967		Bank of Nova Scotia	2,926,144	0.5
74,891		BCE, Inc.	3,325,500	0.5
44,616	(1)	Canadian Imperial Bank of Commerce - XTSE	3,525,610	0.6
75,041		CI Financial Corp.	1,024,244	0.2
48,158		Empire Co. Ltd.	1,042,549	0.2
65,502		Great-West Lifeco, Inc.	1,586,145	0.3
17,767		iA Financial Corp., Inc.	655,186	0.1
67,424		National Bank Of Canada	3,042,872	0.5
57,800		Open Text Corp.	2,219,267	0.4
91,294		TELUS Corp.	3,378,906	0.5
40,559		Waste Connections, Inc.	3,593,122	0.6
			29,705,819	5.0

		China: 0.5%
689,500		BOC Hong Kong Holdings Ltd.	2,861,374	0.5

		Denmark: 0.7%
84,365		Novo Nordisk A/S	4,409,368	0.7

		Finland: 0.8%
32,718		Nokian Renkaat OYJ	1,096,537	0.2
20,442	(1)	Orion Oyj	768,137	0.1
69,725		Sampo OYJ	3,160,150	0.5
			5,024,824	0.8

		France: 1.4%
29,025		Edenred	1,321,821	0.2
78,819		Getlink SE	1,195,237	0.2
200,293		Orange SA	3,265,402	0.6
8,512		Societe BIC S.A.	758,831	0.1
62,313		Societe Generale	1,800,448	0.3
			8,341,739	1.4

		Germany: 1.8%
5,637		Allianz SE	1,256,198	0.2
50,084		Deutsche Lufthansa AG	1,100,903	0.2
91,798		Deutsche Post AG	2,987,392	0.5
21,882		SAP SE	2,529,670	0.4
391,852		Telefonica Deutschland Holding AG	1,230,334	0.2
152,671		TUI AG	1,464,325	0.3
			10,568,822	1.8

		Hong Kong: 1.6%
316,500		CK Hutchison Holdings Ltd.	3,328,111	0.5
749,000		HKT Trust / HKT Ltd.	1,204,133	0.2
372,500		Power Assets Holdings Ltd.	2,584,383	0.4
24,800		Jardine Matheson Holdings Ltd.	1,548,255	0.3
504,000		NWS Holdings Ltd.	1,103,436	0.2
			9,768,318	1.6

		Israel: 0.3%
251,852		Bank Leumi Le-Israel BM	1,650,018	0.3

		Italy: 1.1%
192,248		Assicurazioni Generali S.p.A.	3,564,397	0.6
652,956		Snam SpA	3,358,909	0.5
			6,923,306	1.1

		Japan: 7.1%
123,100		Canon, Inc.	3,574,216	0.6
12,800		Central Japan Railway Co.	2,975,316	0.5
73,000		Fuji Film Holdings Corp.	3,325,008	0.6
89,100		Japan Airlines Co. Ltd.	3,139,844	0.5
188		Japan Prime Realty Investment Corp.	773,900	0.1
41,000		Kamigumi Co., Ltd.	950,927	0.2
13,200		Konami Holdings Corp.	574,328	0.1
71,500		Kyushu Railway Co.	2,351,989	0.4
29,400		Medipal Holdings Corp.	699,539	0.1
17,300		MEIJI Holdings Co., Ltd.	1,406,341	0.2
20,200		Mitsubishi Corp.	562,393	0.1
207,900		Mitsui & Co., Ltd.	3,235,015	0.5
49,600		Nippon Telegraph & Telephone Corp.	2,114,502	0.4
141,100		NTT DoCoMo, Inc.	3,127,289	0.5
13,200		Oracle Corp. Japan	887,683	0.2
161,700		ORIX Corp.	2,323,243	0.4
23,000		Sankyo Co., Ltd.	878,092	0.1
211,000		Sekisui House Ltd.	3,496,580	0.6
225,200		Sumitomo Corp.	3,122,238	0.5
43,900		Sundrug Co., Ltd.	1,211,570	0.2
15,300		Suzuken Co., Ltd.	887,473	0.1
705		United Urban Investment Corp.	1,112,991	0.2
			42,730,477	7.1

		Netherlands: 3.5%
41,931	(2)	ABN AMRO Group NV	945,320	0.2
236,480		ING Groep NV	2,865,512	0.5
137,849		Koninklijke Ahold Delhaize NV	3,670,077	0.6
36,645		LyondellBasell Industries NV - Class A	3,081,112	0.5
83,127		NN Group NV	3,458,636	0.6

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
214,652		Royal Dutch Shell PLC - Class A	$6,745,671	1.1
			20,766,328	3.5

		New Zealand: 0.3%
634,570		Spark New Zealand Ltd.	1,643,777	0.3

		Norway: 0.6%
111,174		Mowi ASA	2,483,734	0.4
116,781		Orkla ASA	896,853	0.1
28,914		Telenor ASA	578,972	0.1
			3,959,559	0.6

		Singapore: 0.7%
672,300		ComfortDelgro Corp., Ltd.	1,277,804	0.2
189,200		SATS Ltd	714,982	0.1
218,300		Singapore Exchange Ltd.	1,180,056	0.2
304,500		Singapore Technologies Engineering Ltd.	842,063	0.2
			4,014,905	0.7

		Spain: 2.2%
18,839	(2)	Aena SME SA	3,394,632	0.6
111,326		Enagas	3,240,985	0.5
118,673		Endesa S.A.	3,028,600	0.5
144,336		Ferrovial SA	3,382,307	0.6
			13,046,524	2.2

		Switzerland: 2.4%
41,912		Nestle SA	3,996,326	0.7
22,370		Roche Holding AG	6,164,163	1.0
12,016		Zurich Insurance Group AG	3,977,737	0.7
			14,138,226	2.4

		United Kingdom: 5.2%
336,507		Aviva PLC	1,809,552	0.3
766,536		BT Group PLC	2,227,044	0.4
113,272		Compass Group PLC	2,665,124	0.4
422,318		Direct Line Insurance Group PLC	1,942,767	0.3
222,244		GlaxoSmithKline PLC	4,617,320	0.8
108,831		Imperial Brands PLC	3,722,821	0.6
1,055,992		Legal & General Group PLC	3,789,579	0.6
730,205		Marks & Spencer Group PLC	2,650,129	0.4
114,156		Persimmon PLC	3,228,988	0.5
1,018,612		Taylor Wimpey PLC	2,329,781	0.4
807,844		Vodafone Group PLC	1,472,101	0.3
320,292		WM Morrison Supermarkets PLC	950,174	0.2
			31,405,380	5.2

		United States: 59.0%
56,805		AbbVie, Inc.	4,577,915	0.8
9,345		Accenture PLC	1,644,907	0.3
75,893		Aflac, Inc.	3,794,650	0.6
169,937		AGNC Investment Corp.	3,058,866	0.5
20,338		Air Products & Chemicals, Inc.	3,883,744	0.6
15,073		Allison Transmission Holdings, Inc.	677,079	0.1
23,234		Allstate Corp.	2,188,178	0.4
80,383		Altria Group, Inc.	4,616,396	0.8
59,352		Amdocs Ltd.	3,211,537	0.5
35,546		Ameren Corp.	2,614,408	0.4
18,764		Amgen, Inc.	3,564,785	0.6
39,410		Amphenol Corp.	3,721,880	0.6
313,562		Annaly Capital Management, Inc.	3,132,484	0.5
104,215		Apple Hospitality REIT, Inc.	1,698,704	0.3
57,532		Apple, Inc.	10,928,203	1.8
181,585		AT&T, Inc.	5,694,506	1.0
142,073		Bank of America Corp.	3,919,794	0.7
56,953		Bemis Co., Inc.	3,159,752	0.5
110,559		BGC Partners, Inc.	587,068	0.1
9,192		Boeing Co.	3,506,013	0.6
55,645		Booz Allen Hamilton Holding Corp.	3,235,200	0.5
79,609		Bristol-Myers Squibb Co.	3,798,145	0.6
33,705		Broadridge Financial Solutions, Inc. ADR	3,494,871	0.6
6,125		Camden Property Trust	621,688	0.1
58,214		CDK Global, Inc.	3,424,147	0.6
114,388		Centerpoint Energy, Inc.	3,511,712	0.6
47,639		CenturyLink, Inc.	571,192	0.1
48,558		Chevron Corp.	5,981,374	1.0
124,831		Chimera Investment Corp.	2,339,333	0.4
129,017		Cisco Systems, Inc.	6,965,628	1.2
34,217		Citrix Systems, Inc.	3,410,066	0.6
53,834		CMS Energy Corp.	2,989,940	0.5
25,780		CNA Financial Corp.	1,117,563	0.2
29,457		Comerica, Inc.	2,159,787	0.4
30,003		CoreCivic, Inc.	583,558	0.1
28,888		Darden Restaurants, Inc.	3,509,025	0.6
23,070		Eaton Corp. PLC	1,858,519	0.3
37,763		Eli Lilly & Co.	4,900,127	0.8
9,881		Encompass Health Corp.	577,050	0.1
12,094		Everest Re Group Ltd.	2,611,820	0.4
46,912		Evergy, Inc.	2,723,242	0.5
11,897		Exelon Corp.	596,397	0.1
27,162		Expedia Group, Inc.	3,232,278	0.5
40,098		Expeditors International Washington, Inc.	3,043,438	0.5
61,775		Exxon Mobil Corp.	4,991,420	0.8
70,696		Flir Systems, Inc.	3,363,716	0.6
71,001		General Mills, Inc.	3,674,302	0.6
31,681		Genuine Parts Co.	3,549,222	0.6
76,605		Geo Group, Inc./The	1,470,816	0.2
49,625		Hartford Financial Services Group, Inc.	2,467,355	0.4
4,516		HCA Healthcare, Inc.	588,796	0.1
30,546		Hershey Co.	3,507,597	0.6
64,646		Hewlett Packard Enterprise Co.	997,488	0.2
14,365		Home Depot, Inc.	2,756,500	0.5

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
30,113	Honeywell International, Inc.	$4,785,558	0.8
109,891	Intel Corp.	5,901,147	1.0
37,468	InterDigital, Inc.	2,472,139	0.4
36,785	International Business Machines Corp.	5,190,364	0.9
29,400	j2 Global, Inc.	2,546,040	0.4
71,245	Jabil, Inc.	1,894,405	0.3
18,505	JM Smucker Co.	2,155,833	0.4
62,290	Johnson & Johnson	8,707,519	1.5
42,879	JPMorgan Chase & Co.	4,340,641	0.7
128,612	Juniper Networks, Inc.	3,404,360	0.6
39,982	KAR Auction Services, Inc.	2,051,476	0.3
26,294	Kimberly-Clark Corp.	3,257,827	0.5
33,145	Kohl's Corp.	2,279,382	0.4
5,355	Lear Corp.	726,727	0.1
58,175	Maxim Integrated Products	3,093,165	0.5
34,055	Maximus, Inc.	2,417,224	0.4
28,240	McDonald's Corp.	5,362,776	0.9
67,237	MDU Resources Group, Inc.	1,736,732	0.3
77,181	Merck & Co., Inc.	6,419,144	1.1
243,269	MFA Financial, Inc.	1,768,566	0.3
58,615	Microsoft Corp.	6,913,053	1.2
7,002	Motorola Solutions, Inc.	983,221	0.2
192,177	New Residential Investment Corp.	3,249,713	0.5
32,053	OGE Energy Corp.	1,382,125	0.2
116,131	Old Republic International Corp.	2,429,461	0.4
44,429	Omnicom Group	3,242,873	0.5
20,110	Oneok, Inc.	1,404,482	0.2
99,564	Oracle Corp.	5,347,582	0.9
44,996	Paychex, Inc.	3,608,679	0.6
44,433	PepsiCo, Inc.	5,445,264	0.9
53,279	Perspecta, Inc.	1,077,301	0.2
159,382	Pfizer, Inc.	6,768,954	1.1
59,672	Philip Morris International, Inc.	5,274,408	0.9
35,546	Phillips 66	3,382,913	0.6
13,802	Pinnacle West Capital Corp.	1,319,195	0.2
131,702	Plains GP Holdings L.P.	3,282,014	0.5
11,251	Popular, Inc.	586,515	0.1
53,897	Procter & Gamble Co.	5,607,983	0.9
36,785	Quest Diagnostics, Inc.	3,307,707	0.6
42,814	Republic Services, Inc.	3,441,389	0.6
34,162	Royal Gold, Inc.	3,106,351	0.5
126,862	Sabre Corp.	2,713,578	0.5
71,119	Service Corp. International	2,855,428	0.5
3,233	Simon Property Group, Inc.	589,085	0.1
50,934	Sonoco Products Co.	3,133,969	0.5
82,390	Starwood Property Trust, Inc.	1,841,417	0.3
44,203	Texas Instruments, Inc.	4,688,612	0.8
36,067	Total System Services, Inc.	3,426,726	0.6
232,190	Two Harbors Investment Corp.	3,141,531	0.5
48,465	Tyson Foods, Inc.	3,364,925	0.6
17,219	Valero Energy Corp.	1,460,688	0.2
60,030	Virtu Financial, Inc.	1,425,713	0.2
63,935	Walgreens Boots Alliance, Inc.	4,045,167	0.7
18,505	Walt Disney Co.	2,054,610	0.3
37,423	Waste Management, Inc.	3,888,624	0.7
100,498	Wells Fargo & Co.	4,856,063	0.8
167,718	Western Union Co.	3,097,751	0.5
		353,060,276	59.0

	Total Common Stock
	(Cost $572,282,159)	586,145,444	97.9

EXCHANGE-TRADED FUNDS: 1.0%
31,928	iShares MSCI EAFE ETF	2,070,850	0.3
14,940	SPDR S&P 500 ETF Trust	4,220,251	0.7

	Total Exchange-Traded Funds
	(Cost $6,274,785)	6,291,101	1.0

	Total Long-Term Investments
	(Cost $578,556,944)	592,436,545	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateral(3): 0.9%
1,283,752	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,284,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,309,427, due 04/15/19-10/20/68)	1,283,752	0.2
1,283,752	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,284,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $1,311,450, due 01/01/28-07/01/48)	1,283,752	0.2

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,283,752	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,284,034, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,309,437, due 04/03/19-07/15/36)	$1,283,752	0.2
268,336	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $268,393, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $273,703, due 12/31/20-05/15/43)	268,336	0.1
1,283,752	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,284,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,309,427, due 04/11/19-09/09/49)	1,283,752	0.2
		5,403,344	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
364,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $364,000)	364,000	0.1

	Total Short-Term Investments
	(Cost $5,767,344)	5,767,344	1.0

	Total Investments in Securities (Cost $584,324,288)	$598,203,889	99.9
	Assets in Excess of Other Liabilities	364,712	0.1
	Net Assets	$598,568,601	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	19.5%
Financials	17.3
Industrials	11.6
Health Care	11.0
Consumer Staples	10.2
Consumer Discretionary	7.8
Communication Services	6.0
Energy	5.7
Utilities	4.3
Materials	3.4
Real Estate	1.1
Exchange-Traded Funds	1.0
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$3,314,772	$15,391,672	$–	$18,706,444
Belgium	–	3,419,960	–	3,419,960
Canada	29,705,819	–	–	29,705,819
China	–	2,861,374	–	2,861,374
Denmark	–	4,409,368	–	4,409,368
Finland	–	5,024,824	–	5,024,824
France	–	8,341,739	–	8,341,739
Germany	1,230,334	9,338,488	–	10,568,822
Hong Kong	1,204,133	8,564,185	–	9,768,318
Israel	–	1,650,018	–	1,650,018
Italy	–	6,923,306	–	6,923,306
Japan	–	42,730,477	–	42,730,477
Netherlands	3,081,112	17,685,216	–	20,766,328
New Zealand	–	1,643,777	–	1,643,777
Norway	–	3,959,559	–	3,959,559
Singapore	–	4,014,905	–	4,014,905
Spain	–	13,046,524	–	13,046,524
Switzerland	–	14,138,226	–	14,138,226
United Kingdom	–	31,405,380	–	31,405,380
United States	353,060,276	–	–	353,060,276
Total Common Stock	391,596,446	194,548,998	–	586,145,444
Exchange-Traded Funds	6,291,101	–	–	6,291,101
Short-Term Investments	364,000	5,403,344	–	5,767,344
Total Investments, at fair value	$398,251,547	$199,952,342	$–	$598,203,889
Other Financial Instruments+
Forward Foreign Currency Contracts	–	16,458	–	16,458
Total Assets	$398,251,547	$199,968,800	$–	$598,220,347

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 11,386,263	JPY 1,260,115,469	Credit Suisse International	04/02/19	$16,458
				$16,458

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $584,358,397.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,165,657
Gross Unrealized Depreciation	(24,325,051)

Net Unrealized Appreciation	$13,840,606

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	China: 53.6%
26,500	AAC Technologies Holdings, Inc.	$157,185	0.3
2,884,746	Bank of China Ltd. - H Shares	1,311,031	2.9
317,451	Bank of Communications Co., Ltd. - H Shares	260,439	0.6
134,129	BOC Hong Kong Holdings Ltd.	556,626	1.2
3,929,107	China Construction Bank - H Shares	3,372,622	7.4
269,911	China Life Insurance Co., Ltd. - H Shares	727,716	1.6
100,000	China Mengniu Dairy Co., Ltd.	372,182	0.8
223,101	China Mobile Ltd.	2,276,597	5.0
138,991	China Overseas Land & Investment Ltd.	528,932	1.2
926,438	China Petroleum & Chemical Corp. - H Shares	735,282	1.6
100,444	China Resources Land Ltd.	451,387	1.0
123,341	China Shenhua Energy Co., Ltd. - H Shares	281,488	0.6
223,110	China Unicom Hong Kong Ltd.	284,069	0.6
210,811	CITIC Ltd.	315,145	0.7
648,714	CNOOC Ltd.	1,208,347	2.6
275,000	Country Garden Holdings Co. Ltd.	430,576	0.9
170,000	CSPC Pharmaceutical Group Ltd.	316,734	0.7
196,000	Geely Automobile Holdings Ltd.	376,121	0.8
26,000	Hengan International Group Co., Ltd.	227,947	0.5
2,679,340	Industrial & Commercial Bank of China - H Shares	1,967,666	4.3
766,604	PetroChina Co., Ltd. - H Shares	501,829	1.1
202,932	Ping An Insurance Group Co. of China Ltd. - H Shares	2,284,653	5.0
27,300	Shenzhou International Group Holdings Ltd.	366,781	0.8
252,000	Sino Biopharmaceutical Ltd.	230,302	0.5
25,900	Sunny Optical Technology Group Co. Ltd.	310,499	0.7
96,875	Tencent Holdings Ltd.	4,455,068	9.8
203,000	Want Want China Holdings Ltd.	168,871	0.4
		24,476,095	53.6

	Hong Kong: 33.9%
438,600	AIA Group Ltd.	4,385,899	9.6
94,036	CK Asset Holdings Ltd.	837,466	1.8
97,832	CK Hutchison Holdings Ltd.	1,028,738	2.2
23,830	CK Infrastructure Holdings Ltd.	195,595	0.4
68,931	CLP Holdings Ltd.	799,503	1.7
79,000	Galaxy Entertainment Group Ltd.	538,386	1.2
73,706	Hang Lung Properties Ltd.	180,022	0.4
27,743	Hang Seng Bank Ltd.	685,055	1.5
47,117	Henderson Land Development Co., Ltd.	299,869	0.7
335,494	Hong Kong & China Gas	804,596	1.8
43,141	Hong Kong Exchanges and Clearing Ltd.	1,507,283	3.3
50,322	Power Assets Holdings Ltd.	349,131	0.8
76,500	Link REIT	895,636	2.0
66,643	MTR Corp.	412,912	0.9
222,100	New World Development Ltd.	368,622	0.8
109,265	Sino Land Co.	211,567	0.5
42,055	Sun Hung Kai Properties Ltd.	722,956	1.6
17,591	Swire Pacific Ltd - Class A	226,588	0.5
53,000	Techtronic Industries Co., Ltd.	356,937	0.8
319,500	(1) WH Group Ltd.	341,746	0.7
43,637	Wharf Real Estate Investment Co. Ltd.	325,214	0.7
		15,473,721	33.9

	Macau: 1.0%
88,000	Sands China Ltd.	442,900	1.0

	United Kingdom: 9.7%
544,428	HSBC Holdings PLC (HKD)	4,432,579	9.7

	Total Common Stock
	(Cost $26,797,592)	44,825,295	98.2

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
681,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $681,000)	681,000	1.5

	Total Short-Term Investments
	(Cost $681,000)	681,000	1.5

	Total Investments in Securities (Cost $27,478,592)	$45,506,295	99.7
	Assets in Excess of Other Liabilities	123,358	0.3
	Net Assets	$45,629,653	100.0

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	47.1%
Communication Services	15.4
Real Estate	12.0
Energy	6.0
Utilities	4.7
Consumer Discretionary	4.6
Industrials	3.8
Consumer Staples	2.4
Health Care	1.2
Information Technology	1.0
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
China	$–	$24,476,095	$–	$24,476,095
Hong Kong	–	15,473,721	–	15,473,721
Macau	–	442,900	–	442,900
United Kingdom	–	4,432,579	–	4,432,579
Total Common Stock	–	44,825,295	–	44,825,295
Short-Term Investments	681,000	–	–	681,000
Total Investments, at fair value	$681,000	$44,825,295	$–	$45,506,295
Other Financial Instruments+
Forward Foreign Currency Contracts	–	92	–	92
Futures	9,988	–	–	9,988
Total Assets	$690,988	$44,825,387	$–	$45,516,375
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(346)	$–	$(346)
Total Liabilities	$–	$(346)	$–	$(346)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 89,286	HKD 700,000	Citibank N.A.	04/11/19	$87
HKD 9,500,000	USD 1,213,416	The Bank of New York Mellon	06/19/19	(333)
USD 75,326	HKD 590,000	The Bank of New York Mellon	06/19/19	(13)

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 153,236	HKD 1,200,000	The Bank of New York Mellon	06/19/19	$5
				$(254)

At March 31, 2019, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hang Seng Index	4	04/29/19	$740,820	$9,988
			$740,820	$9,988

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $28,473,409.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,235,800
Gross Unrealized Depreciation	(1,191,122)

Net Unrealized Appreciation	$17,044,678

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 8.6%
19,463	(1)	Alphabet, Inc. - Class A	$22,905,810	2.4
39,780	(1)	AMC Networks, Inc.	2,257,913	0.2
94,233		AT&T, Inc.	2,955,147	0.3
198,762		CenturyLink, Inc.	2,383,156	0.3
302,204		Comcast Corp. – Class A	12,082,116	1.3
84,602	(1)	Facebook, Inc. - Class A	14,102,307	1.5
54,225	(1)	Liberty Global PLC - Class A	1,351,287	0.1
3,816	(1)	Netflix, Inc.	1,360,633	0.1
217,565		Verizon Communications, Inc.	12,864,619	1.4
53,092		Viacom, Inc. - Class B	1,490,292	0.2
70,925		Walt Disney Co.	7,874,803	0.8
			81,628,083	8.6

		Consumer Discretionary: 10.4%
15,504	(1)	Amazon.com, Inc.	27,608,748	2.9
3,438	(1)	Autozone, Inc.	3,520,925	0.4
3,672	(1)	Booking Holdings, Inc.	6,407,309	0.7
66,216		Brunswick Corp.	3,332,651	0.4
11,025	(1)	Burlington Stores, Inc.	1,727,397	0.2
25,579		Darden Restaurants, Inc.	3,107,081	0.3
35,249		Expedia Group, Inc.	4,194,631	0.4
78,331		Extended Stay America, Inc.	1,406,041	0.1
76,503		Home Depot, Inc.	14,680,161	1.5
24,852		Kohl's Corp.	1,709,072	0.2
36,290		Lear Corp.	4,924,916	0.5
17,139		McDonald's Corp.	3,254,696	0.3
52,956	(1)	Norwegian Cruise Line Holdings Ltd.	2,910,462	0.3
6,089	(1)	O'Reilly Automotive, Inc.	2,364,359	0.2
54,451		Pulte Group, Inc.	1,522,450	0.2
19,935		Ralph Lauren Corp.	2,585,171	0.3
69,581		Ross Stores, Inc.	6,477,991	0.7
100,604		Starbucks Corp.	7,478,901	0.8
			99,212,962	10.4

		Consumer Staples: 7.4%
136,639		Altria Group, Inc.	7,847,178	0.8
26,202		Church & Dwight Co., Inc.	1,866,368	0.2
49,013		Coca-Cola Co.	2,296,749	0.2
15,490		Costco Wholesale Corp.	3,750,749	0.4
40,642		Hershey Co.	4,666,921	0.5
36,699		Lamb Weston Holdings, Inc.	2,750,223	0.3
42,720		Molson Coors Brewing Co.	2,548,248	0.3
68,697		Mondelez International, Inc.	3,429,354	0.4
56,701	(1)	Monster Beverage Corp.	3,094,740	0.3
31,506		Nu Skin Enterprises, Inc.	1,507,877	0.2
15,243		PepsiCo, Inc.	1,868,030	0.2
46,389		Philip Morris International, Inc.	4,100,324	0.4
157,484		Procter & Gamble Co.	16,386,210	1.7
68,339		Tyson Foods, Inc.	4,744,777	0.5
22,652		Walgreens Boots Alliance, Inc.	1,433,192	0.1
88,215		Walmart, Inc.	8,603,609	0.9
			70,894,549	7.4

		Energy: 5.3%
125,759		Chevron Corp.	15,490,994	1.6
114,821		ConocoPhillips	7,663,153	0.8
20,082		EOG Resources, Inc.	1,911,405	0.2
102,071		Exxon Mobil Corp.	8,247,337	0.8
131,817		Halliburton Co.	3,862,238	0.4
33,519		HollyFrontier Corp.	1,651,481	0.2
45,361		Marathon Petroleum Corp.	2,714,856	0.3
53,638		PBF Energy, Inc.	1,670,287	0.2
27,846		Phillips 66	2,650,104	0.3
57,262		Valero Energy Corp.	4,857,535	0.5
			50,719,390	5.3

		Financials: 12.5%
55,480		Ally Financial, Inc.	1,525,145	0.2
55,573		Ameriprise Financial, Inc.	7,118,901	0.7
60,824	(1)	Athene Holding Ltd.	2,481,619	0.3
500,173		Bank of America Corp.	13,799,773	1.4
49,000	(1)	Berkshire Hathaway, Inc. – Class B	9,843,610	1.0
17,608		Capital One Financial Corp.	1,438,398	0.1
126,768		Citigroup, Inc.	7,887,505	0.8
82,882		Citizens Financial Group, Inc.	2,693,665	0.3
75,316		Comerica, Inc.	5,522,169	0.6
57,108		Discover Financial Services	4,063,805	0.4
99,837		E*Trade Financial Corp.	4,635,432	0.5
22,413		Evercore, Inc.	2,039,583	0.2
29,372		Hartford Financial Services Group, Inc.	1,460,376	0.2
144,926		JPMorgan Chase & Co.	14,670,859	1.5
120,871		Keycorp	1,903,718	0.2
61,288		Lazard Ltd.	2,214,948	0.2
60,634		Lincoln National Corp.	3,559,216	0.4
20,972		LPL Financial Holdings, Inc.	1,460,700	0.2
103,941		Morgan Stanley	4,386,310	0.5
36,153		Progressive Corp.	2,606,270	0.3
45,854		Prudential Financial, Inc.	4,213,066	0.4
25,533		Reinsurance Group of America, Inc.	3,625,175	0.4
31,761		S&P Global, Inc.	6,687,279	0.7
85,993		TCF Financial Corp.	1,779,195	0.2
74,951		Unum Group	2,535,592	0.3
80,330		Wells Fargo & Co.	3,881,546	0.4
31,940		Zions Bancorp NA	1,450,396	0.1
			119,484,251	12.5

		Health Care: 14.3%
65,960		AbbVie, Inc.	5,315,716	0.6
8,757	(1)	Align Technology, Inc.	2,489,878	0.3
52,524		Amgen, Inc.	9,978,510	1.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
17,014	(1)	Biogen, Inc.	$4,021,769	0.4
31,274		Bristol-Myers Squibb Co.	1,492,083	0.2
82,903		Bruker Corp.	3,186,791	0.3
36,520		Cardinal Health, Inc.	1,758,438	0.2
24,457	(1)	Celgene Corp.	2,307,273	0.2
87,814	(1)	Centene Corp.	4,662,923	0.5
14,742	(1)	Charles River Laboratories International, Inc.	2,141,276	0.2
13,461		Chemed Corp.	4,308,462	0.5
8,532		Cigna Corp.	1,372,116	0.1
32,228	(1)	DaVita, Inc.	1,749,658	0.2
10,482	(1)	Edwards Lifesciences Corp.	2,005,521	0.2
10,760		Eli Lilly & Co.	1,396,218	0.1
36,643		Encompass Health Corp.	2,139,951	0.2
58,546		Gilead Sciences, Inc.	3,806,076	0.4
47,271		HCA Healthcare, Inc.	6,163,193	0.7
13,901		Hill-Rom Holdings, Inc.	1,471,560	0.2
5,172		Humana, Inc.	1,375,752	0.1
28,670	(1)	Idexx Laboratories, Inc.	6,410,612	0.7
10,335	(1)	Illumina, Inc.	3,210,981	0.3
103,251		Johnson & Johnson	14,433,457	1.5
23,240		McKesson Corp.	2,720,474	0.3
114,911		Merck & Co., Inc.	9,557,148	1.0
298,737		Pfizer, Inc.	12,687,360	1.3
23,459	(1)	PRA Health Sciences, Inc.	2,587,293	0.3
14,698		Thermo Fisher Scientific, Inc.	4,023,137	0.4
55,510		UnitedHealth Group, Inc.	13,725,403	1.4
31,771	(1)	Veeva Systems, Inc.	4,030,469	0.4
			136,529,498	14.3

		Industrials: 9.5%
86,846		Allison Transmission Holdings, Inc.	3,901,122	0.4
45,027		Ametek, Inc.	3,735,890	0.4
34,204		Boeing Co.	13,046,090	1.4
34,761		Curtiss-Wright Corp.	3,939,812	0.4
36,677		Delta Air Lines, Inc.	1,894,367	0.2
57,046		Emerson Electric Co.	3,905,940	0.4
66,906		Fortune Brands Home & Security, Inc.	3,185,395	0.3
64,148		Honeywell International, Inc.	10,194,400	1.1
23,222		IDEX Corp.	3,523,706	0.4
70,292		Ingersoll-Rand PLC - Class A	7,588,021	0.8
32,606		KAR Auction Services, Inc.	1,673,014	0.2
17,167		Norfolk Southern Corp.	3,208,341	0.3
48,997		Regal Beloit Corp.	4,011,384	0.4
22,128		Robert Half International, Inc.	1,441,861	0.2
15,442		Spirit Aerosystems Holdings, Inc.	1,413,406	0.2
53,599		Union Pacific Corp.	8,961,753	0.9
41,330	(1)	United Continental Holdings, Inc.	3,297,307	0.3
74,837		Waste Management, Inc.	7,776,313	0.8
68,493	(1)	Wesco International, Inc.	3,630,814	0.4
			90,328,936	9.5

		Information Technology: 21.8%
42,573	(1)	Adobe, Inc.	11,345,279	1.2
50,864	(1)	Akamai Technologies, Inc.	3,647,458	0.4
146,878		Apple, Inc.	27,899,476	2.9
19,318	(1)	Atlassian Corp. PLC	2,171,150	0.2
26,547		Booz Allen Hamilton Holding Corp.	1,543,443	0.2
16,771		Broadcom, Inc.	5,043,207	0.5
36,697		Broadridge Financial Solutions, Inc. ADR	3,805,112	0.4
95,939	(1)	Cadence Design Systems, Inc.	6,093,086	0.6
14,608		CDW Corp.	1,407,773	0.1
282,153		Cisco Systems, Inc.	15,233,441	1.6
66,102		Citrix Systems, Inc.	6,587,725	0.7
9,861	(1)	Fair Isaac Corp.	2,678,543	0.3
74,840	(1)	Fortinet, Inc.	6,284,315	0.7
18,762	(1)	GoDaddy, Inc.	1,410,715	0.1
245,231		Hewlett Packard Enterprise Co.	3,783,914	0.4
167,472		Intel Corp.	8,993,246	0.9
12,825		Intuit, Inc.	3,352,583	0.4
156,737		Jabil, Inc.	4,167,637	0.4
12,822		KLA-Tencor Corp.	1,531,075	0.2
19,343		Lam Research Corp.	3,462,590	0.4
19,203		Mastercard, Inc. - Class A	4,521,346	0.5
32,583		Maxim Integrated Products	1,732,438	0.2
50,286	(1)	Micron Technology, Inc.	2,078,320	0.2
274,576		Microsoft Corp.	32,383,493	3.4
74,878		NetApp, Inc.	5,192,041	0.5
66,669	(1)	ON Semiconductor Corp.	1,371,381	0.1
51,092		Oracle Corp.	2,744,151	0.3
41,656	(1)	PayPal Holdings, Inc.	4,325,559	0.5
116,194		Sabre Corp.	2,485,390	0.3
12,590	(1)	Synopsys, Inc.	1,449,739	0.2
93,012		Texas Instruments, Inc.	9,865,783	1.0
77,507		Total System Services, Inc.	7,363,940	0.8
24,364	(1)	VeriSign, Inc.	4,423,528	0.5
26,992		Visa, Inc. - Class A	4,215,881	0.4
7,995		VMware, Inc.	1,443,178	0.1
45,241		Xerox Corp.	1,446,807	0.2
			207,484,743	21.8

		Materials: 2.3%
30,661		Air Products & Chemicals, Inc.	5,855,025	0.6
12,776		Avery Dennison Corp.	1,443,688	0.2
47,530		Celanese Corp.	4,686,933	0.5
28,841		Domtar Corp.	1,431,956	0.1
98,841		Huntsman Corp.	2,222,934	0.2
30,455		LyondellBasell Industries NV - Class A	2,560,656	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
24,567	Nucor Corp.	$1,433,485	0.2
52,093	Steel Dynamics, Inc.	1,837,320	0.2
		21,471,997	2.3

	Real Estate: 3.3%
73,320	Brookfield Property REIT, Inc.	1,502,327	0.2
35,820	Camden Property Trust	3,635,730	0.4
106,948	(1) CBRE Group, Inc.	5,288,579	0.5
46,168	Highwoods Properties, Inc.	2,159,739	0.2
139,026	Host Hotels & Resorts, Inc.	2,627,591	0.3
45,546	Lamar Advertising Co.	3,609,976	0.4
169,425	Outfront Media, Inc.	3,964,545	0.4
214,540	Retail Properties of America, Inc.	2,615,243	0.3
33,626	Simon Property Group, Inc.	6,126,993	0.6
		31,530,723	3.3

	Utilities: 3.7%
252,179	AES Corp.	4,559,396	0.5
90,442	Ameren Corp.	6,652,009	0.7
114,336	Centerpoint Energy, Inc.	3,510,115	0.4
26,759	Edison International	1,656,917	0.2
148,643	Exelon Corp.	7,451,474	0.8
54,986	MDU Resources Group, Inc.	1,420,289	0.1
21,010	NextEra Energy, Inc.	4,061,653	0.4
93,086	NRG Energy, Inc.	3,954,293	0.4
27,845	UGI Corp.	1,543,170	0.2
		34,809,316	3.7

	Total Common Stock
	(Cost $807,137,782)	944,094,448	99.1

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
393,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $393,000)	393,000	0.0

	Total Short-Term Investments
	(Cost $393,000)	393,000	0.0

	Total Investments in Securities (Cost $807,530,782)	$944,487,448	99.1
	Assets in Excess of Other Liabilities	8,555,155	0.9
	Net Assets	$953,042,603	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$944,094,448	$–	$–	$944,094,448
Short-Term Investments	393,000	–	–	393,000
Total Investments, at fair value	$944,487,448	$–	$–	$944,487,448
Liabilities Table
Other Financial Instruments+
Futures	$(2,124)	$–	$–	$(2,124)
Total Liabilities	$(2,124)	$–	$–	$(2,124)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	43	06/21/19	$6,101,270	$(2,124)
			$6,101,270	$(2,124)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $808,221,503.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$157,192,601
Gross Unrealized Depreciation	(20,928,780)

Net Unrealized Appreciation	$136,263,821

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 2.3%
46,805		Altice USA, Inc.	$1,005,371	0.2
41,268	(1)	AMC Networks, Inc.	2,342,372	0.4
1,508		Cable One, Inc.	1,479,921	0.3
13,016		Cinemark Holdings, Inc.	520,510	0.1
44,188	(1)	Live Nation Entertainment, Inc.	2,807,706	0.5
64,747		Telephone & Data Systems, Inc.	1,989,675	0.4
23,478		World Wrestling Entertainment, Inc.	2,037,421	0.4
			12,182,976	2.3

		Consumer Discretionary: 12.1%
28,345	(1)	Adtalem Global Education, Inc.	1,312,940	0.2
90,911		American Eagle Outfitters, Inc.	2,015,497	0.4
17,839		Aramark	527,142	0.1
542	(1)	Autozone, Inc.	555,073	0.1
31,071		Bed Bath & Beyond, Inc.	527,896	0.1
56,639		Brinker International, Inc.	2,513,639	0.5
65,935		Brunswick Corp.	3,318,508	0.6
10,010	(1)	Burlington Stores, Inc.	1,568,367	0.3
17,903		Churchill Downs, Inc.	1,615,925	0.3
3,298		Cracker Barrel Old Country Store, Inc.	532,990	0.1
169,502		Dana, Inc.	3,006,965	0.6
13,519		Darden Restaurants, Inc.	1,642,153	0.3
24,840	(1)	Deckers Outdoor Corp.	3,651,232	0.7
37,146		Delphi Technologies PLC	715,432	0.1
38,867		Dick's Sporting Goods, Inc.	1,430,694	0.3
20,377		Domino's Pizza, Inc.	5,259,304	1.0
12,750	(1)	Eldorado Resorts, Inc.	595,297	0.1
4,499		Expedia Group, Inc.	535,381	0.1
18,308	(1)	Five Below, Inc.	2,274,769	0.4
92,905		Gentex Corp.	1,921,275	0.4
14,281	(1)	Helen of Troy Ltd.	1,656,025	0.3
17,643		Jack in the Box, Inc.	1,430,142	0.3
109,088		KB Home	2,636,657	0.5
22,567		Kohl's Corp.	1,551,933	0.3
9,845		Lear Corp.	1,336,065	0.2
54,040	(1)	Michaels Cos, Inc.	617,137	0.1
16,975	(1)	Norwegian Cruise Line Holdings Ltd.	932,946	0.2
703	(1)	NVR, Inc.	1,945,201	0.4
65,778	(1)	Penn National Gaming, Inc.	1,322,138	0.2
22,949		Pulte Group, Inc.	641,654	0.1
7,110		Ralph Lauren Corp.	922,025	0.2
29,078	(1)	Sally Beauty Holdings, Inc.	535,326	0.1
113,287		Service Corp. International	4,548,473	0.8
31,648		Signet Jewelers Ltd.	859,560	0.2
12,233		Six Flags Entertainment Corp.	603,698	0.1
14,204	(1)	Sotheby's	536,201	0.1
12,935		Thor Industries, Inc.	806,756	0.1
40,316		Toll Brothers, Inc.	1,459,439	0.3
41,081	(1)	Urban Outfitters, Inc.	1,217,641	0.2
27,746	(1)	Weight Watchers International, Inc.	559,082	0.1
47,035		Wendy's Company	841,456	0.2
57,653		Wyndham Destinations, Inc.	2,334,370	0.4
			64,814,404	12.1

		Consumer Staples: 2.9%
21,363		Church & Dwight Co., Inc.	1,521,686	0.3
6,494		Hershey Co.	745,706	0.1
33,684		Ingredion, Inc.	3,189,538	0.6
28,201		Lamb Weston Holdings, Inc.	2,113,383	0.4
44,013		Nu Skin Enterprises, Inc.	2,106,462	0.4
39,135	(1)	Post Holdings, Inc.	4,281,369	0.8
19,169		Tyson Foods, Inc.	1,330,904	0.3
			15,289,048	2.9

		Energy: 3.5%
455,954	(1),(2)	Chesapeake Energy Corp.	1,413,457	0.3
59,308	(1)	CNX Resources Corp.	638,747	0.1
109,286		EQT Corp.	2,266,592	0.4
26,289		HollyFrontier Corp.	1,295,259	0.2
44,644		Marathon Oil Corp.	746,001	0.1
87,163	(1)	McDermott International, Inc.	648,493	0.1
42,371		Murphy Oil Corp.	1,241,470	0.2
126,752	(1)	Oasis Petroleum, Inc.	765,582	0.1
109,104		Patterson-UTI Energy, Inc.	1,529,638	0.3
80,499		PBF Energy, Inc.	2,506,739	0.5
119,259	(1)	QEP Resources, Inc.	929,028	0.2
396,259	(1)	Southwestern Energy Co.	1,858,455	0.4
25,395	(1)	Whiting Petroleum Corp.	663,825	0.1
26,875		World Fuel Services Corp.	776,419	0.2
126,521	(1)	WPX Energy, Inc.	1,658,690	0.3
			18,938,395	3.5

		Financials: 16.1%
958	(1)	Alleghany Corp.	586,679	0.1
40,940		Ally Financial, Inc.	1,125,441	0.2
18,320		American Financial Group, Inc.	1,762,567	0.3
13,810		Ameriprise Financial, Inc.	1,769,061	0.3
22,589	(1)	Athene Holding Ltd.	921,631	0.2
82,666		Bank OZK	2,395,661	0.4
75,636		Cathay General Bancorp.	2,564,817	0.5
64,591		Citizens Financial Group, Inc.	2,099,208	0.4
28,050		Comerica, Inc.	2,056,626	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,301		Discover Financial Services	$1,373,459	0.3
33,665		E*Trade Financial Corp.	1,563,066	0.3
85,122		East West Bancorp, Inc.	4,083,302	0.8
36,187		Evercore, Inc.	3,293,017	0.6
8,127	(2)	Factset Research Systems, Inc.	2,017,690	0.4
77,022		First American Financial Corp.	3,966,633	0.7
20,159	(1)	Green Dot Corp.	1,222,643	0.2
62,753		Hancock Whitney Corp.	2,535,221	0.5
18,938		Hanover Insurance Group, Inc.	2,162,151	0.4
33,292		Hartford Financial Services Group, Inc.	1,655,278	0.3
13,905		International Bancshares Corp.	528,807	0.1
17,461		Kemper Corp.	1,329,481	0.3
129,082		Keycorp	2,033,042	0.4
51,074		Lazard Ltd.	1,845,814	0.3
14,838		LPL Financial Holdings, Inc.	1,033,467	0.2
4,224		M&T Bank Corp.	663,252	0.1
5,652		MarketAxess Holdings, Inc.	1,390,844	0.3
177,851		Navient Corp.	2,057,736	0.4
206,377		Old Republic International Corp.	4,317,407	0.8
24,551		Popular, Inc.	1,279,844	0.2
33,198		Primerica, Inc.	4,055,136	0.8
30,064		Reinsurance Group of America, Inc.	4,268,487	0.8
28,494		Santander Consumer USA Holdings, Inc.	602,078	0.1
16,204		Signature Bank	2,075,246	0.4
41,001		Sterling Bancorp	763,849	0.1
35,216		Stifel Financial Corp.	1,857,996	0.3
93,015		Synovus Financial Corp.	3,195,995	0.6
155,671		TCF Financial Corp.	3,220,833	0.6
73,865		Two Harbors Investment Corp.	999,393	0.2
40,043		Unum Group	1,354,655	0.3
47,431		Webster Financial Corp.	2,403,329	0.5
51,250		Wintrust Financial Corp.	3,450,663	0.6
6,469		WR Berkley Corp.	548,054	0.1
39,162		Zions Bancorp NA	1,778,346	0.3
			86,207,905	16.1

		Health Care: 9.9%
17,860	(1)	Amedisys, Inc.	2,201,424	0.4
55,414		Bruker Corp.	2,130,114	0.4
12,863	(1)	Catalent, Inc.	522,109	0.1
12,449	(1)	Centene Corp.	661,042	0.1
30,019	(1)	Charles River Laboratories International, Inc.	4,360,260	0.8
9,991		Chemed Corp.	3,197,819	0.6
64,377		Encompass Health Corp.	3,759,617	0.7
79,617	(1)	Exelixis, Inc.	1,894,885	0.4
10,714	(1)	Globus Medical, Inc.	529,379	0.1
25,298	(1)	Haemonetics Corp.	2,213,069	0.4
16,882	(1)	HealthEquity, Inc.	1,248,930	0.2
44,754		Hill-Rom Holdings, Inc.	4,737,658	0.9
4,093	(1)	ICU Medical, Inc.	979,578	0.2
5,481	(1)	Idexx Laboratories, Inc.	1,225,552	0.2
11,114	(1),(2)	Ligand Pharmaceuticals, Inc.	1,397,141	0.3
10,711	(1)	LivaNova PLC	1,041,645	0.2
76,665	(1)	Mallinckrodt PLC - W/I	1,666,697	0.3
33,079	(1)	Masimo Corp.	4,574,164	0.9
19,786	(1)	Molina Healthcare, Inc.	2,808,821	0.5
74,391		Patterson Cos., Inc.	1,625,443	0.3
23,602	(1)	PRA Health Sciences, Inc.	2,603,065	0.5
23,798	(1)	Prestige Consumer Healthcare, Inc.	711,798	0.1
7,251	(1)	STERIS Public Ltd. Co.	928,345	0.2
28,870	(1)	Syneos Health, Inc.	1,494,311	0.3
62,353	(1)	Tenet Healthcare Corp.	1,798,260	0.3
16,099	(1)	United Therapeutics Corp.	1,889,540	0.4
7,136		West Pharmaceutical Services, Inc.	786,387	0.1
			52,987,053	9.9

		Industrials: 15.1%
19,107		AGCO Corp.	1,328,892	0.2
38,557		Allison Transmission Holdings, Inc.	1,731,980	0.3
15,205		Ametek, Inc.	1,261,559	0.2
8,714		Armstrong World Industries, Inc.	692,066	0.1
28,408	(1)	ASGN, Inc.	1,803,624	0.3
25,749	(1)	Avis Budget Group, Inc.	897,610	0.2
11,872		Brink's Co.	895,268	0.2
6,829		Carlisle Cos., Inc.	837,372	0.2
35,995		Crane Co.	3,045,897	0.6
35,651		Curtiss-Wright Corp.	4,040,684	0.8
44,496		Deluxe Corp.	1,945,365	0.4
51,911		EMCOR Group, Inc.	3,793,656	0.7
23,439		EnerSys	1,527,285	0.3
9,553		GATX Corp.	729,563	0.1
20,561		Graco, Inc.	1,018,181	0.2
71,153		Herman Miller, Inc.	2,503,163	0.5
11,738		Hubbell, Inc.	1,384,849	0.3
41,275		IDEX Corp.	6,263,068	1.2
22,706		Ingersoll-Rand PLC - Class A	2,451,113	0.5
22,593		Insperity, Inc.	2,793,850	0.5
31,007		ITT, Inc.	1,798,406	0.3
14,883		KAR Auction Services, Inc.	763,647	0.1
111,512		KBR, Inc.	2,128,764	0.4
2,249		Lennox International, Inc.	594,636	0.1
34,375		Manpowergroup, Inc.	2,842,469	0.5
25,803	(1)	Mastec, Inc.	1,241,124	0.2
35,980		MSC Industrial Direct Co.	2,975,906	0.6
79,960		nVent Electric PLC	2,157,321	0.4
16,115		Old Dominion Freight Line	2,326,845	0.4
31,612		Oshkosh Corp.	2,375,010	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
235,324		Pitney Bowes, Inc.	$1,616,676	0.3
36,158		Regal Beloit Corp.	2,960,255	0.6
11,680		Ryder System, Inc.	724,043	0.1
37,370		Schneider National, Inc.	786,638	0.1
3,512	(1)	Teledyne Technologies, Inc.	832,379	0.2
83,542		Timken Co.	3,644,102	0.7
52,142		Toro Co.	3,589,455	0.7
16,325	(1)	United Continental Holdings, Inc.	1,302,408	0.2
23,130		Werner Enterprises, Inc.	789,889	0.1
16,279	(1)	Wesco International, Inc.	862,950	0.2
27,776		Woodward, Inc.	2,635,665	0.5
14,911	(1),(2)	XPO Logistics, Inc.	801,317	0.2
			80,694,950	15.1

		Information Technology: 15.9%
40,762	(1)	ACI Worldwide, Inc.	1,339,847	0.3
96,027		Avnet, Inc.	4,164,691	0.8
41,460		Belden, Inc.	2,226,402	0.4
21,874		Broadridge Financial Solutions, Inc. ADR	2,268,115	0.4
13,078	(1)	CACI International, Inc.	2,380,457	0.4
37,974	(1)	Cadence Design Systems, Inc.	2,411,729	0.5
23,781		CDK Global, Inc.	1,398,798	0.3
13,187		CDW Corp.	1,270,831	0.2
51,552	(1)	Cirrus Logic, Inc.	2,168,793	0.4
19,632		Citrix Systems, Inc.	1,956,525	0.4
10,481		Cognex Corp.	533,064	0.1
18,133	(1)	Fair Isaac Corp.	4,925,467	0.9
28,412	(1)	Fortinet, Inc.	2,385,756	0.4
42,700		j2 Global, Inc.	3,697,820	0.7
144,754		Jabil, Inc.	3,849,009	0.7
10,520		KLA-Tencor Corp.	1,256,193	0.2
23,876		Leidos Holdings, Inc.	1,530,213	0.3
5,691		Littelfuse, Inc.	1,038,494	0.2
6,460		LogMeIn, Inc.	517,446	0.1
29,129	(1)	Lumentum Holdings, Inc.	1,646,954	0.3
13,514	(1)	Manhattan Associates, Inc.	744,756	0.1
10,563		Maxim Integrated Products	561,635	0.1
13,949		Maximus, Inc.	990,100	0.2
43,330		MKS Instruments, Inc.	4,031,856	0.8
4,649		Monolithic Power Systems, Inc.	629,893	0.1
120,428	(1)	NCR Corp.	3,286,480	0.6
18,982		NetApp, Inc.	1,316,212	0.2
28,193	(1)	Netscout Systems, Inc.	791,377	0.1
44,617	(1)	ON Semiconductor Corp.	917,772	0.2
86,881		Perspecta, Inc.	1,756,734	0.3
10,197	(1)	PTC, Inc.	939,959	0.2
162,538		Sabre Corp.	3,476,688	0.7
9,910	(1)	Silicon Laboratories, Inc.	801,323	0.2
11,840		SYNNEX Corp.	1,129,418	0.2
28,775	(1)	Tech Data Corp.	2,946,848	0.6
65,392		Teradyne, Inc.	2,605,217	0.5
6,509		Total System Services, Inc.	618,420	0.1
50,005	(1)	Trimble, Inc.	2,020,202	0.4
3,731	(1)	Tyler Technologies, Inc.	762,616	0.1
43,571		Versum Materials, Inc.	2,192,057	0.4
157,560		Vishay Intertechnology, Inc.	2,910,133	0.5
13,720	(1)	WEX, Inc.	2,634,103	0.5
31,209		Xerox Corp.	998,064	0.2
15,330	(1)	Zebra Technologies Corp.	3,212,095	0.6
			85,240,562	15.9

		Materials: 6.5%
10,902		Avery Dennison Corp.	1,231,926	0.2
20,901		Cabot Corp.	870,109	0.2
20,257		Carpenter Technology Corp.	928,784	0.2
6,162		Celanese Corp.	607,635	0.1
63,710		Chemours Co.	2,367,464	0.4
89,964		Commercial Metals Co.	1,536,585	0.3
12,879	(2)	Compass Minerals International, Inc.	700,231	0.1
39,664		Domtar Corp.	1,969,318	0.4
7,638		Eastman Chemical Co.	579,571	0.1
24,229		Greif, Inc. - Class A	999,446	0.2
38,641		Huntsman Corp.	869,036	0.2
13,389	(1)	Ingevity Corp.	1,414,012	0.3
125,414		Louisiana-Pacific Corp.	3,057,593	0.6
23,676		Minerals Technologies, Inc.	1,391,912	0.2
19,436		Packaging Corp. of America	1,931,550	0.4
88,056		PolyOne Corp.	2,580,921	0.5
23,023		Reliance Steel & Aluminum Co.	2,078,056	0.4
9,171		RPM International, Inc.	532,285	0.1
43,098		Sonoco Products Co.	2,651,820	0.5
129,982		Steel Dynamics, Inc.	4,584,465	0.8
50,760		Worthington Industries, Inc.	1,894,363	0.3
			34,777,082	6.5

		Real Estate: 10.1%
72,308		Brixmor Property Group, Inc.	1,328,298	0.3
30,017		Brookfield Property REIT, Inc.	615,048	0.1
31,791		Camden Property Trust	3,226,787	0.6
30,297	(1)	CBRE Group, Inc.	1,498,187	0.3
140,720		CoreCivic, Inc.	2,737,004	0.5
11,704		Coresite Realty Corp.	1,252,562	0.2
394,133		Cousins Properties, Inc.	3,807,325	0.7
34,947		Douglas Emmett, Inc.	1,412,558	0.3
21,751		Equity Lifestyle Properties, Inc.	2,486,139	0.5
6,454		Extra Space Storage, Inc.	657,727	0.1
121,612		First Industrial Realty Trust, Inc.	4,300,200	0.8
123,211		Geo Group, Inc./The	2,365,651	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
83,189		Highwoods Properties, Inc.	$3,891,581	0.7
135,923		Hospitality Properties Trust	3,576,134	0.7
18,235		Jones Lang LaSalle, Inc.	2,811,472	0.5
6,874		Kilroy Realty Corp.	522,149	0.1
63,492		Lamar Advertising Co.	5,032,376	0.9
18,343		Life Storage, Inc.	1,784,224	0.3
9,682		National Retail Properties, Inc.	536,286	0.1
20,471		Omega Healthcare Investors, Inc.	780,969	0.2
55,916		Outfront Media, Inc.	1,308,434	0.2
85,183	(2)	Realogy Holdings Corp.	971,086	0.2
43,198		Retail Properties of America, Inc.	526,584	0.1
9,526		SL Green Realty Corp.	856,578	0.2
125,376	(2)	Tanger Factory Outlet Centers, Inc.	2,630,389	0.5
85,085	(2)	Uniti Group, Inc.	952,101	0.2
111,939		Urban Edge Properties	2,126,841	0.4
			53,994,690	10.1

		Utilities: 4.9%
46,612		AES Corp.	842,745	0.2
31,607		Ameren Corp.	2,324,695	0.4
40,763		Idacorp, Inc.	4,057,549	0.8
85,247		MDU Resources Group, Inc.	2,201,930	0.4
49,905		NorthWestern Corp.	3,513,811	0.6
22,435		NRG Energy, Inc.	953,039	0.2
37,593		OGE Energy Corp.	1,621,010	0.3
20,855		Pinnacle West Capital Corp.	1,993,321	0.4
66,437		PNM Resources, Inc.	3,145,128	0.6
95,275		UGI Corp.	5,280,140	1.0
			25,933,368	4.9

	Total Common Stock
	(Cost $508,777,533)		531,060,433	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(3): 1.0%
263,594	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $263,650, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $268,866, due 04/25/19-08/15/48)	263,594	0.1
1,253,446	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,253,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,278,515, due 04/02/19-10/20/68)	1,253,446	0.2
1,253,446	Daiwa Capital Markets, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,253,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,278,515, due 04/11/19-03/20/49)	1,253,446	0.3
1,253,446	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,253,721, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,278,525, due 04/03/19-07/15/36)	1,253,446	0.2
1,253,446	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $1,253,717, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,278,515, due 01/01/29-01/01/49)	1,253,446	0.2
		5,277,378	1.0

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,900,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $2,900,000)	$2,900,000	0.5

	Total Short-Term Investments
	(Cost $8,177,378)	8,177,378	1.5

	Total Investments in Securities (Cost $516,954,911)	$539,237,811	100.8
	Liabilities in Excess of Other Assets	(4,146,304)	(0.8)
	Net Assets	$535,091,507	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$531,060,433	$–	$–	$531,060,433
Short-Term Investments	2,900,000	5,277,378	–	8,177,378
Total Investments, at fair value	$533,960,433	$5,277,378	$–	$539,237,811
Other Financial Instruments+
Futures	27,703	–	–	27,703
Total Assets	$533,988,136	$5,277,378	$–	$539,265,514

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	9	06/21/19	$1,710,900	$27,703
			$1,710,900	$27,703

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $517,485,247.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$55,981,451
Gross Unrealized Depreciation	(34,201,184)

Net Unrealized Appreciation	$21,780,267

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 2.7%
26,764	(1)	Care.com, Inc.	$528,857	0.2
28,979		Cogent Communications Holdings, Inc.	1,572,111	0.6
33,180		Consolidated Communications Holdings, Inc.	361,994	0.2
104,155		Entravision Communications Corp.	337,462	0.1
128,438	(1),(2)	Frontier Communications Corp.	255,592	0.1
58,044		Gannett Co., Inc.	611,784	0.2
9,059	(1)	Iridium Communications, Inc.	239,520	0.1
27,286	(1)	Liberty TripAdvisor Holdings, Inc.	387,188	0.2
16,358		Marcus Corp.	655,138	0.3
23,964	(1)	QuinStreet, Inc.	320,878	0.1
14,412		Scholastic Corp.	573,021	0.2
6,436		Sinclair Broadcast Group, Inc.	247,657	0.1
74,508	(1)	Vonage Holdings Corp.	748,060	0.3
			6,839,262	2.7

		Consumer Discretionary: 13.1%
33,176		Abercrombie & Fitch Co.	909,354	0.4
96,177	(1)	American Axle & Manufacturing Holdings, Inc.	1,376,293	0.6
6,217	(1)	Asbury Automotive Group, Inc.	431,211	0.2
72,011	(1)	Barnes & Noble Education, Inc.	302,446	0.1
21,331		BJ's Restaurants, Inc.	1,008,530	0.4
14,812		Bloomin Brands, Inc.	302,905	0.1
10,579		Brinker International, Inc.	469,496	0.2
49,010		Caleres, Inc.	1,210,057	0.5
60,239		Callaway Golf Co.	959,607	0.4
63,656	(1)	Career Education Corp.	1,051,597	0.4
2,721	(1)	Cavco Industries, Inc.	319,799	0.1
11,191		Childrens Place, Inc./The	1,088,661	0.4
18,590		Citi Trends, Inc.	358,973	0.1
20,256		Clarus Corp.	259,479	0.1
19,853		Core-Mark Holding Co., Inc.	737,142	0.3
37,984	(1)	CROCS, Inc.	978,088	0.4
44,945		Dana, Inc.	797,324	0.3
17,350		Dave & Buster's Entertainment, Inc.	865,245	0.3
4,883	(1)	Deckers Outdoor Corp.	717,752	0.3
26,980	(2)	DSW, Inc.	599,496	0.2
3,875	(1)	Fox Factory Holding Corp.	270,824	0.1
40,144		GameStop Corp.	407,863	0.2
11,677	(1)	Genesco, Inc.	531,887	0.2
8,089		Group 1 Automotive, Inc.	523,358	0.2
5,697	(1),(2)	iRobot Corp.	670,480	0.3
47,873		La-Z-Boy, Inc.	1,579,330	0.6
8,265	(1)	Liberty Expedia Holdings, Inc.	353,742	0.1
47,291	(1)	M/I Homes, Inc.	1,258,886	0.5
9,451	(1)	Malibu Boats, Inc.	374,071	0.2
16,355	(1)	MarineMax, Inc.	313,362	0.1
11,320	(1)	MasterCraft Boat Holdings, Inc.	255,492	0.1
30,099		MDC Holdings, Inc.	874,677	0.4
3,159		Monro, Inc.	273,317	0.1
18,694		Movado Group, Inc.	680,088	0.3
369,438		Office Depot, Inc.	1,341,060	0.5
5,220		Oxford Industries, Inc.	392,857	0.2
17,381	(2)	PetMed Express, Inc.	395,939	0.2
23,215	(1)	Rent-A-Center, Inc.	484,497	0.2
7,476	(1),(2)	RH	769,654	0.3
41,182		Ruth's Hospitality Group, Inc.	1,053,847	0.4
17,472	(2)	Shoe Carnival, Inc.	594,572	0.2
8,253	(1)	Shutterfly, Inc.	335,402	0.1
5,091	(1)	Stamps.com, Inc.	414,458	0.2
7,430		Steven Madden Ltd.	251,431	0.1
2,767		Strategic Education, Inc.	363,335	0.1
55,909		Superior Industries International	266,127	0.1
57,459	(2)	Tailored Brands, Inc.	450,479	0.2
21,875	(1)	TopBuild Corp.	1,417,938	0.6
25,401		Tower International, Inc.	534,183	0.2
22,086		Wolverine World Wide, Inc.	789,133	0.3
			32,965,744	13.1

		Consumer Staples: 3.2%
147,018	(1)	Avon Products, Inc.	432,233	0.2
14,328		B&G Foods, Inc.	349,890	0.1
15,486	(1),(2)	Central Garden & Pet Co.	395,822	0.2
63,244	(1)	Darling Ingredients, Inc.	1,369,233	0.5
31,345	(1)	Hostess Brands, Inc.	391,812	0.2
10,576		John B Sanfilippo & Son, Inc.	760,097	0.3
9,722		Medifast, Inc.	1,240,041	0.5
27,048	(1)	Performance Food Group Co.	1,072,183	0.4
16,650	(1)	Primo Water Corp.	257,409	0.1
34,856		SpartanNash Co.	553,165	0.2
13,220		Universal Corp.	761,869	0.3
42,807	(2)	Vector Group Ltd.	461,887	0.2
			8,045,641	3.2

		Energy: 4.7%
5,468		Arch Coal, Inc.	499,064	0.2
22,466	(1)	C&J Energy Services, Inc.	348,672	0.1
10,929	(1)	Cactus, Inc.	389,072	0.2
56,976	(1)	Carrizo Oil & Gas, Inc.	710,491	0.3
17,372	(1)	CONSOL Energy, Inc.	594,470	0.2
172,672	(1)	Denbury Resources, Inc.	353,978	0.1
37,364	(1)	Exterran Corp.	629,583	0.2
24,412	(1)	FTS International, Inc.	244,120	0.1
56,058	(1)	Gulfport Energy Corp.	449,585	0.2
53,157	(1)	Helix Energy Solutions Group, Inc.	420,472	0.2
79,969	(1)	Laredo Petroleum, Inc.	247,104	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
46,060	(1)	Matrix Service Co.	$901,855	0.4
16,410	(1)	PDC Energy, Inc.	667,559	0.3
13,427		Peabody Energy Corp.	380,387	0.1
62,361	(1)	ProPetro Holding Corp.	1,405,617	0.6
40,484	(1)	Renewable Energy Group, Inc.	889,029	0.3
4,698	(1)	REX American Resources Corp.	378,706	0.1
58,295	(1)	SRC Energy, Inc.	298,470	0.1
105,356	(1)	Tetra Technologies, Inc.	246,533	0.1
47,450	(1)	Unit Corp.	675,688	0.3
37,646	(2)	US Silica Holdings, Inc.	653,535	0.3
17,551	(1)	Whiting Petroleum Corp.	458,783	0.2
			11,842,773	4.7

		Financials: 16.5%
59,503		American Equity Investment Life Holding Co.	1,607,771	0.6
18,024		Ameris Bancorp.	619,124	0.3
11,963		Amerisafe, Inc.	710,602	0.3
26,117	(2)	Arbor Realty Trust, Inc.	338,738	0.1
18,832		Ares Commercial Real Estate Corp.	286,058	0.1
19,324	(1)	Axos Financial, Inc.	559,623	0.2
53,537	(1)	Bancorp, Inc.	432,579	0.2
21,388		Bank of NT Butterfield & Son Ltd.	767,401	0.3
42,994		Cadence BanCorp	797,539	0.3
10,545		Cathay General Bancorp.	357,581	0.1
37,872		Central Pacific Financial Corp.	1,092,229	0.4
25,323		Cherry Hill Mortgage Investment Corp.	436,062	0.2
12,779		Columbia Banking System, Inc.	417,746	0.2
4,700		Community Bank System, Inc.	280,919	0.1
43,590	(1)	Customers Bancorp, Inc.	798,133	0.3
18,445	(1)	Eagle Bancorp, Inc.	925,939	0.4
26,967		Employers Holdings, Inc.	1,081,646	0.4
24,302	(1)	Essent Group Ltd.	1,055,922	0.4
151,285		First BanCorp. Puerto Rico	1,733,726	0.7
48,926		First Commonwealth Financial Corp.	616,468	0.2
13,791		First Financial Bancorp.	331,811	0.1
6,397		FirstCash, Inc.	553,341	0.2
27,291		Flagstar Bancorp, Inc.	898,420	0.4
15,999		Franklin Financial Network, Inc.	464,131	0.2
7,205		Glacier Bancorp., Inc.	288,704	0.1
39,510		Great Western Bancorp, Inc.	1,248,121	0.5
12,378	(1)	Green Dot Corp.	750,726	0.3
55,219		Hanmi Financial Corp.	1,174,508	0.5
10,281		HCI Group, Inc.	439,307	0.2
65,340		Hope Bancorp, Inc.	854,647	0.3
6,588		Houlihan Lokey, Inc.	302,060	0.1
6,167		Iberiabank Corp.	442,236	0.2
24,114		Independent Bank Corp. Michigan	518,451	0.2
52,715		Ladder Capital Corp.	897,209	0.4
65,361	(1)	MGIC Investment Corp.	862,112	0.3
5,805		Moelis & Co.	241,546	0.1
26,282	(1)	Mr Cooper Group, Inc.	252,044	0.1
56,440	(1)	NMI Holdings, Inc.	1,460,103	0.6
56,637		OFG Bancorp	1,120,846	0.4
16,301		Oppenheimer Holdings, Inc.	424,152	0.2
8,614		Federal Agricultural Mortgage Corp.	623,912	0.3
5,218		Primerica, Inc.	637,379	0.3
42,054		Radian Group, Inc.	872,200	0.4
76,937		Redwood Trust, Inc.	1,242,533	0.5
13,448	(1)	Regional Management Corp.	328,400	0.1
3,636		RLI Corp.	260,883	0.1
20,812	(1)	Seacoast Banking Corp. of Florida	548,396	0.2
36,730		Selective Insurance Group	2,324,274	0.9
60,501		Simmons First National Corp.	1,481,064	0.6
106,053	(1)	Third Point Reinsurance Ltd.	1,100,830	0.4
63,733		United Community Banks, Inc./GA	1,588,864	0.6
31,184		Universal Insurance Holdings, Inc.	966,704	0.4
15,934		Veritex Holdings, Inc.	385,921	0.2
45,925	(2)	Waddell & Reed Financial, Inc.	794,043	0.3
			41,595,684	16.5

		Health Care: 11.4%
27,615	(1)	Acorda Therapeutics, Inc.	367,003	0.1
23,627	(1)	AMAG Pharmaceuticals, Inc.	304,316	0.1
7,072	(1)	Amedisys, Inc.	871,695	0.3
29,943	(1)	AMN Healthcare Services, Inc.	1,410,016	0.6
8,293	(1)	Anika Therapeutics, Inc.	250,780	0.1
95,887	(1)	Assertio Therapeutics, Inc.	486,147	0.2
12,261	(1)	BioTelemetry, Inc.	767,784	0.3
16,905	(1)	Cambrex Corp.	656,759	0.3
5,731		Conmed Corp.	476,705	0.2
23,857	(1),(2)	Corcept Therapeutics, Inc.	280,081	0.1
10,645	(1)	Corvel Corp.	694,480	0.3
59,940	(1)	Cross Country Healthcare, Inc.	421,378	0.2
24,874	(1)	Emergent Biosolutions, Inc.	1,256,634	0.5
4,919	(1)	Enanta Pharmaceuticals, Inc.	469,863	0.2
80,338	(1)	Endo International PLC	645,114	0.3
19,507		Ensign Group, Inc.	998,563	0.4
7,200	(1)	Haemonetics Corp.	629,856	0.3
32,198	(1)	HMS Holdings Corp.	953,383	0.4
20,683	(1)	Integer Holdings Corp.	1,559,912	0.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
34,741	(1),(2)	Lannett Co., Inc.	$273,412	0.1
36,175	(1)	Lantheus Holdings, Inc.	885,564	0.4
2,786	(1)	LHC Group, Inc.	308,856	0.1
3,692	(1)	Ligand Pharmaceuticals, Inc.	464,121	0.2
42,141		Luminex Corp.	969,664	0.4
14,724	(1)	Magellan Health, Inc.	970,606	0.4
14,529	(1)	Mallinckrodt PLC - W/I	315,860	0.1
12,349	(1)	Medpace Holdings, Inc.	728,221	0.3
29,231	(1)	Merit Medical Systems, Inc.	1,807,353	0.7
24,156	(1)	Myriad Genetics, Inc.	801,979	0.3
5,786	(1)	Neogen Corp.	332,059	0.1
12,703	(1)	NeoGenomics, Inc.	259,903	0.1
9,931	(1)	Omnicell, Inc.	802,822	0.3
15,465	(1)	Orthofix Medical, Inc.	872,381	0.3
70,665		Owens & Minor, Inc.	289,726	0.1
22,757		Phibro Animal Health Corp.	750,981	0.3
10,750	(1)	REGENXBIO, Inc.	616,083	0.2
4,160	(1)	Repligen Corp.	245,773	0.1
49,728	(1)	Select Medical Holdings Corp.	700,668	0.3
25,292	(1)	Spectrum Pharmaceuticals, Inc.	270,371	0.1
26,034	(1)	Supernus Pharmaceuticals, Inc.	912,231	0.4
11,814	(1)	SurModics, Inc.	513,673	0.2
40,423	(1)	Tivity Health, Inc.	709,828	0.3
19,438	(1)	Vanda Pharmaceuticals, Inc.	357,659	0.1
			28,660,263	11.4

		Industrials: 19.1%
7,642		AAR Corp.	248,441	0.1
9,041		ABM Industries, Inc.	328,640	0.1
58,373		ACCO Brands Corp.	499,673	0.2
24,165		Actuant Corp.	588,901	0.2
14,111		Advanced Drainage Systems, Inc.	363,640	0.1
21,095	(1)	Aegion Corp.	370,639	0.1
29,109	(1)	Aerojet Rocketdyne Holdings, Inc.	1,034,243	0.4
19,087		Applied Industrial Technologies, Inc.	1,135,104	0.5
31,030		ArcBest Corp.	955,414	0.4
4,168	(1)	ASGN, Inc.	264,626	0.1
25,948	(1)	Atkore International Group, Inc.	558,660	0.2
8,816	(1)	Atlas Air Worldwide Holdings, Inc.	445,737	0.2
4,616	(1)	Axon Enterprise, Inc.	251,157	0.1
6,061		AZZ, Inc.	248,077	0.1
33,676		Barnes Group, Inc.	1,731,283	0.7
5,878		Barrett Business Services, Inc.	454,546	0.2
11,030		Brady Corp.	511,902	0.2
2,717	(1)	Chart Industries, Inc.	245,943	0.1
11,274		Columbus McKinnon Corp.	387,262	0.2
10,785		Comfort Systems USA, Inc.	565,026	0.2
31,762	(1)	Commercial Vehicle Group, Inc.	243,614	0.1
16,882	(1)	Continental Building Products, Inc.	418,505	0.2
16,407	(1)	Covenant Transportation Group, Inc.	311,405	0.1
11,065	(1)	CSW Industrials, Inc.	633,914	0.3
8,312		EMCOR Group, Inc.	607,441	0.2
21,268		EnPro Industries, Inc.	1,370,723	0.5
4,717		Exponent, Inc.	272,265	0.1
46,328		Federal Signal Corp.	1,204,065	0.5
5,766	(1)	FTI Consulting, Inc.	442,944	0.2
9,564	(1)	Gibraltar Industries, Inc.	388,394	0.2
12,190		Global Brass & Copper Holdings, Inc.	419,824	0.2
27,552	(1)	Great Lakes Dredge & Dock Corp.	245,488	0.1
13,165		Griffon Corp.	243,289	0.1
74,081	(1)	Harsco Corp.	1,493,473	0.6
30,740		Hawaiian Holdings, Inc.	806,925	0.3
30,345		Heidrick & Struggles International, Inc.	1,163,124	0.5
21,583		Herman Miller, Inc.	759,290	0.3
42,752		Hillenbrand, Inc.	1,775,491	0.7
21,995	(1)	HUB Group, Inc.	898,496	0.4
8,706		Insperity, Inc.	1,076,584	0.4
4,784		John Bean Technologies Corp.	439,602	0.2
14,423		Kaman Corp.	842,880	0.3
12,342		Kforce, Inc.	433,451	0.2
19,848		Knoll, Inc.	375,326	0.1
35,224		Korn Ferry	1,577,331	0.6
5,449		Lindsay Corp.	527,409	0.2
12,019		Matthews International Corp.	444,102	0.2
3,955	(1)	Mercury Systems, Inc.	253,436	0.1
48,276	(1)	Milacron Holdings Corp.	546,484	0.2
2,985		Moog, Inc.	259,546	0.1
4,449	(2)	National Presto Industries, Inc.	482,939	0.2
29,026		Navigant Consulting, Inc.	565,136	0.2
7,919	(1)	Patrick Industries, Inc.	358,889	0.1
23,854	(1)	PGT Innovations, Inc.	330,378	0.1
2,333	(1)	Proto Labs, Inc.	245,292	0.1
36,812		Quanex Building Products Corp.	584,943	0.2
64,201		RR Donnelley & Sons Co.	303,029	0.1
12,725	(1)	Saia, Inc.	777,497	0.3
30,023		Simpson Manufacturing Co., Inc.	1,779,463	0.7
29,454		Skywest, Inc.	1,599,058	0.6
20,417	(1)	SPX Corp.	710,307	0.3
37,663	(1)	SPX FLOW, Inc.	1,201,450	0.5
19,518	(1)	Sterling Construction Co., Inc.	244,365	0.1
10,591		Tennant Co.	657,595	0.3
36,050		Tetra Tech, Inc.	2,148,219	0.9
5,325	(1)	Trex Co., Inc.	327,594	0.1
16,588	(1)	Trimas Corp.	501,455	0.2
17,344	(1)	TrueBlue, Inc.	410,012	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
47,949		Universal Forest Products, Inc.	$1,433,196	0.6
22,042		Watts Water Technologies, Inc.	1,781,434	0.7
			48,105,986	19.1

		Information Technology: 14.6%
30,616	(1)	Advanced Energy Industries, Inc.	1,521,003	0.6
7,741	(1)	Alarm.com Holdings, Inc.	502,391	0.2
27,033	(1)	Axcelis Technologies, Inc.	543,904	0.2
5,024		Belden, Inc.	269,789	0.1
50,338		Benchmark Electronics, Inc.	1,321,372	0.5
14,287	(1)	Bottomline Technologies de, Inc.	715,636	0.3
3,198		Cabot Microelectronics Corp.	358,048	0.1
3,824	(1)	CACI International, Inc.	696,044	0.3
65,324	(1)	CalAmp Corp.	821,776	0.3
17,970	(1)	Cardtronics plc	639,373	0.3
41,294		Cohu, Inc.	609,086	0.2
13,371		Comtech Telecommunications Corp.	310,475	0.1
41,845	(1)	Control4 Corp.	708,436	0.3
17,460		CSG Systems International, Inc.	738,558	0.3
30,981		CTS Corp.	909,912	0.4
26,923	(1)	Diodes, Inc.	934,228	0.4
18,058	(1)	DSP Group, Inc.	254,076	0.1
10,353		Entegris, Inc.	369,499	0.1
5,099	(1)	ePlus, Inc.	451,465	0.2
34,917		EVERTEC, Inc.	971,042	0.4
57,320	(1)	Extreme Networks, Inc.	429,327	0.2
21,364	(1)	Fabrinet	1,118,619	0.4
44,133	(1)	Formfactor, Inc.	710,100	0.3
22,055	(1),(2)	Ichor Holdings Ltd.	498,002	0.2
21,056	(1)	Insight Enterprises, Inc.	1,159,343	0.5
43,993		Kemet Corp.	746,561	0.3
35,966	(1)	Knowles Corp.	634,081	0.2
35,337		Kulicke & Soffa Industries, Inc.	781,301	0.3
8,175		Mantech International Corp.	441,613	0.2
31,075	(1)	Nanometrics, Inc.	959,596	0.4
4,359	(1)	New Relic, Inc.	430,233	0.2
47,751		NIC, Inc.	816,065	0.3
43,268	(1)	Perficient, Inc.	1,185,111	0.5
24,707	(1)	Plexus Corp.	1,505,892	0.6
42,193		Progress Software Corp.	1,872,103	0.7
10,101	(1)	Qualys, Inc.	835,757	0.3
1,583	(1)	Rogers Corp.	251,507	0.1
48,414	(1)	Rudolph Technologies, Inc.	1,103,839	0.4
28,949	(1)	Sanmina Corp.	835,179	0.3
21,064	(1)	Scansource, Inc.	754,512	0.3
15,042	(1),(2)	SecureWorks Corp.	276,773	0.1
23,430	(1)	Semtech Corp.	1,192,821	0.5
13,078	(1)	SMART Global Holdings, Inc.	251,098	0.1
11,094	(1),(2)	SolarEdge Technologies, Inc.	418,022	0.2
4,480	(1)	SPS Commerce, Inc.	475,149	0.2
25,218	(1)	Sykes Enterprises, Inc.	713,165	0.3
2,752	(1)	Tech Data Corp.	281,832	0.1
78,739	(1)	TTM Technologies, Inc.	923,608	0.4
20,223	(1)	Viavi Solutions, Inc.	250,361	0.1
19,550	(1)	Virtusa Corp.	1,044,948	0.4
20,003		Vishay Intertechnology, Inc.	369,455	0.1
			36,912,086	14.6

		Materials: 3.6%
13,153	(1)	AdvanSix, Inc.	375,781	0.2
2,677		Balchem Corp.	248,426	0.1
12,465		Boise Cascade Co.	333,563	0.1
16,483	(1)	Ferro Corp.	312,023	0.1
39,700		FutureFuel Corp.	531,980	0.2
7,099		Hawkins, Inc.	261,456	0.1
3,142	(1)	Ingevity Corp.	331,827	0.1
3,566		Kaiser Aluminum Corp.	373,467	0.1
32,453	(1)	Kraton Corp.	1,044,338	0.4
17,573		Materion Corp.	1,002,715	0.4
23,011		PolyOne Corp.	674,452	0.3
1,284		Quaker Chemical Corp.	257,224	0.1
19,626		Stepan Co.	1,717,668	0.7
15,353		Tredegar Corp.	247,797	0.1
12,318		Trinseo SA	558,005	0.2
19,642	(1)	Verso Corp.	420,732	0.2
12,933		Worthington Industries, Inc.	482,660	0.2
			9,174,114	3.6

		Real Estate: 7.4%
3,528		Agree Realty Corp.	244,632	0.1
20,562		American Assets Trust, Inc.	942,973	0.4
49,870		Armada Hoffler Properties, Inc.	777,473	0.3
76,974		Ashford Hospitality Trust, Inc.	365,627	0.1
155,239	(2)	CBL & Associates Properties, Inc.	240,620	0.1
82,202		Cedar Realty Trust, Inc.	279,487	0.1
21,881		Chatham Lodging Trust	420,990	0.2
51,861		Chesapeake Lodging Trust	1,442,254	0.6
31,682		CoreCivic, Inc.	616,215	0.2
150,497		DiamondRock Hospitality Co.	1,629,883	0.7
20,113		EastGroup Properties, Inc.	2,245,415	0.9
28,657		Geo Group, Inc./The	550,214	0.2
31,302		HFF, Inc.	1,494,671	0.6
99,946	(2)	iStar, Inc.	841,545	0.3
7,156		LTC Properties, Inc.	327,745	0.1
16,885	(1)	Marcus & Millichap, Inc.	687,726	0.3
29,872		National Storage Affiliates Trust	851,651	0.3
13,695		PS Business Parks, Inc.	2,147,787	0.9
3,388		Ryman Hospitality Properties	278,629	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
13,661	Saul Centers, Inc.	$701,766	0.3
22,122	Urstadt Biddle Properties, Inc.	456,598	0.2
186,079	(2) Washington Prime Group, Inc.	1,051,346	0.4
		18,595,247	7.4

	Utilities: 2.4%
3,430	American States Water Co.	244,559	0.1
6,051	Avista Corp.	245,792	0.1
8,709	Black Hills Corp.	645,076	0.3
4,506	California Water Service Group	244,586	0.1
16,487	Clearway Energy, Inc.-Class C	249,118	0.1
17,616	El Paso Electric Co.	1,036,173	0.4
8,222	Idacorp, Inc.	818,418	0.3
12,929	NorthWestern Corp.	910,331	0.4
7,291	PNM Resources, Inc.	345,156	0.1
20,789	Portland General Electric Co.	1,077,702	0.4
8,207	South Jersey Industries, Inc.	263,198	0.1
		6,080,109	2.4

	Total Common Stock
	(Cost $244,337,423)	248,816,909	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(3): 2.8%
352,282	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $352,357, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $359,328, due 04/25/19-08/15/48)	352,282	0.1
1,675,470	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,675,838, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,709,360, due 12/01/33-02/01/49)	1,675,470	0.7
1,675,470	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,675,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,708,979, due 04/02/19-10/20/68)	1,675,470	0.7
1,675,470	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,675,838, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,708,992, due 04/03/19-07/15/36)	1,675,470	0.6
1,675,470	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $1,675,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,708,979, due 01/01/29-01/01/49)	1,675,470	0.7
		7,054,162	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
758,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $758,000)	758,000	0.3

	Total Short-Term Investments
	(Cost $7,812,162)	7,812,162	3.1

	Total Investments in Securities (Cost $252,149,585)	$256,629,071	101.8
	Liabilities in Excess of Other Assets	(4,591,883)	(1.8)
	Net Assets	$252,037,188	100.0

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$248,816,909	$–	$–	$248,816,909
Short-Term Investments	758,000	7,054,162	–	7,812,162
Total Investments, at fair value	$249,574,909	$7,054,162	$–	$256,629,071
Other Financial Instruments+
Futures	25,788	–	–	25,788
Total Assets	$249,600,697	$7,054,162	$–	$256,654,859

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	30	06/21/19	$2,315,700	$25,788
			$2,315,700	$25,788

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $252,595,187.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,262,375
Gross Unrealized Depreciation	(25,202,703)

Net Unrealized Appreciation	$4,059,672

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Australia: 7.0%
83,050		AGL Energy Ltd.	$1,283,771	0.1
314,117		Alumina Ltd.	540,944	0.0
146,479		Amcor Ltd.	1,602,684	0.1
379,877		AMP Ltd.	567,337	0.0
150,005		APA Group	1,064,829	0.1
72,728		Aristocrat Leisure Ltd.	1,268,429	0.1
24,646		ASX Ltd.	1,224,295	0.1
253,260		Aurizon Holdings Ltd.	818,786	0.0
238,576		AusNet Services	300,854	0.0
363,436		Australia & New Zealand Banking Group Ltd.	6,721,511	0.4
53,024		Bank of Queensland Ltd.	342,827	0.0
63,272		Bendigo and Adelaide Bank Ltd.	435,457	0.0
874,585	(1),(2)	BGP Holdings PLC	–	–
373,238		BHP Group Ltd.	10,201,854	0.6
267,466		BHP Group PLC	6,453,177	0.4
66,650		BlueScope Steel Ltd.	661,535	0.0
150,150		Boral Ltd.	490,076	0.0
201,874		Brambles Ltd.	1,687,650	0.1
33,146		Caltex Australia Ltd.	616,656	0.0
71,754		Challenger Ltd.	422,898	0.0
12,027		CIMIC Group Ltd.	413,119	0.0
62,952		Coca-Cola Amatil Ltd.	386,906	0.0
7,309		Cochlear Ltd.	901,218	0.1
143,462	(2)	Coles Group Ltd.	1,207,104	0.0
224,409		Commonwealth Bank of Australia	11,264,021	0.6
58,782		Computershare Ltd.	714,569	0.0
46,859		Crown Resorts Ltd.	383,226	0.0
57,392		CSL Ltd.	7,963,286	0.4
129,544		Dexus	1,172,443	0.1
7,346		Domino's Pizza Enterprises Ltd.	226,520	0.0
6,735		Flight Centre Travel Group Ltd.	201,197	0.0
198,473		Fortescue Metals Group Ltd.	1,004,502	0.1
207,029		Goodman Group	1,963,410	0.1
229,830		GPT Group	1,013,791	0.1
76,470	(3)	Harvey Norman Holdings Ltd.	218,358	0.0
202,875		Incitec Pivot Ltd.	449,869	0.0
292,388		Insurance Australia Group Ltd.	1,596,026	0.1
73,346		Lend Lease Corp., Ltd.	645,388	0.0
40,959		Macquarie Group Ltd.	3,772,165	0.2
350,543		Medibank Pvt Ltd.	688,071	0.0
457,432		Mirvac Group	893,552	0.1
346,492		National Australia Bank Ltd.	6,225,838	0.4
97,116		Newcrest Mining Ltd.	1,758,776	0.1
174,504		Oil Search Ltd.	970,897	0.1
48,284		Orica Ltd.	604,767	0.0
223,329		Origin Energy Ltd.	1,143,223	0.1
168,884		QBE Insurance Group Ltd.	1,477,555	0.1
17,992		Ramsay Health Care Ltd.	822,751	0.1
6,390		REA Group Ltd.	339,348	0.0
46,958		Rio Tinto Ltd.	3,270,240	0.2
224,712		Santos Ltd.	1,088,005	0.1
673,385		Scentre Group	1,965,676	0.1
43,269		Seek Ltd.	539,788	0.0
55,171		Sonic Healthcare Ltd.	962,872	0.1
400,627		South32 Ltd. - AUD	1,063,983	0.1
242,587		South32 Ltd. - GBP	634,590	0.0
300,136		Stockland	820,955	0.0
164,350		Suncorp Group Ltd.	1,609,714	0.1
136,842		Sydney Airport	722,368	0.0
246,197		Tabcorp Holdings Ltd.	807,912	0.0
527,961		Telstra Corp., Ltd.	1,244,967	0.1
45,689		TPG Telecom Ltd.	225,608	0.0
338,688		Transurban Group - Stapled Security	3,176,593	0.2
91,121		Treasury Wine Estates Ltd.	967,269	0.1
417,609		Vicinity Centres	771,059	0.0
13,839		Washington H Soul Pattinson & Co. Ltd.	258,981	0.0
143,319		Wesfarmers Ltd.	3,529,226	0.2
435,327		Westpac Banking Corp.	8,024,582	0.5
118,612		Woodside Petroleum Ltd.	2,911,933	0.2
166,799		Woolworths Group Ltd	3,602,176	0.2
41,145		WorleyParsons Ltd.	412,958	0.0
			125,738,921	7.0

		Austria: 0.2%
9,530		Andritz AG	408,740	0.0
38,092		Erste Group Bank AG	1,400,027	0.1
18,708		OMV AG	1,015,875	0.1
19,268		Raiffeisen International Bank Holding AG	432,805	0.0
8,723		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	418,940	0.0
14,732		Voestalpine AG	447,830	0.0
			4,124,217	0.2

		Belgium: 1.0%
22,693		Ageas	1,094,638	0.1
96,599		Anheuser-Busch InBev SA/NV	8,108,960	0.4
7,534		Colruyt S.A.	556,702	0.0
10,439		Groupe Bruxelles Lambert S.A.	1,014,888	0.1
31,691		KBC Group NV	2,215,555	0.1
18,644		Proximus SADP	538,829	0.0
9,464		Solvay S.A.	1,024,631	0.1
6,894		Telenet Group Holding NV	331,533	0.0
16,061		UCB S.A.	1,379,684	0.1
26,552		Umicore SA	1,181,768	0.1
			17,447,188	1.0

		China: 0.2%
4,171	(2)	BeiGene Ltd. ADR	550,572	0.1
467,917		BOC Hong Kong Holdings Ltd.	1,941,821	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
96,000		Minth Group Ltd.	$302,703	0.0
			2,795,096	0.2

		Denmark: 1.7%
481		AP Moller - Maersk A/S - Class A	582,086	0.0
829	(3)	AP Moller - Maersk A/S - Class B	1,051,046	0.1
13,533		Carlsberg A/S	1,692,277	0.1
12,501		Chr Hansen Holding A/S	1,268,902	0.1
15,055		Coloplast A/S	1,652,597	0.1
90,738		Danske Bank A/S	1,594,964	0.1
23,775		DSV A/S	1,967,436	0.1
7,786	(2)	Genmab A/S	1,351,009	0.1
9,087	(3)	H Lundbeck A/S	394,058	0.0
21,259		ISS A/S	647,479	0.0
230,288		Novo Nordisk A/S	12,036,088	0.7
27,651		Novozymes A/S	1,271,692	0.1
23,991	(4)	Orsted A/S	1,818,232	0.1
13,950		Pandora A/S	653,127	0.0
15,534		Tryg A/S	426,439	0.0
24,743		Vestas Wind Systems A/S	2,085,494	0.1
13,455	(2),(3)	Demant A/S	398,223	0.0
			30,891,149	1.7

		Finland: 1.2%
18,294	(3)	Elisa OYJ	825,371	0.1
56,620	(3)	Fortum OYJ	1,159,687	0.1
42,990		Kone OYJ	2,171,357	0.1
13,050		Metso Oyj	449,928	0.0
16,263		Neste OYJ	1,733,655	0.1
541,593		Nokia OYJ - Finland	3,085,265	0.2
172,697		Nokia OYJ - France	986,297	0.1
15,074		Nokian Renkaat OYJ	505,202	0.0
385,369	(3)	Nordea Bank Abp	2,934,532	0.2
12,809	(3)	Orion Oyj	481,317	0.0
56,304		Sampo OYJ	2,551,869	0.1
70,513		Stora Enso OYJ	863,313	0.0
67,431	(3)	UPM-Kymmene OYJ	1,969,460	0.1
56,581		Wartsila OYJ	915,072	0.1
			20,632,325	1.2

		France: 10.1%
24,054		Accor S.A.	974,414	0.1
3,689		Aeroports de Paris	713,745	0.0
54,334		Air Liquide SA	6,914,655	0.4
19,246		Alstom SA	834,547	0.1
7,381	(4)	Amundi SA	464,833	0.0
8,538		Arkema SA	814,514	0.0
12,195	(3)	Atos SE	1,177,289	0.1
246,200		AXA S.A.	6,192,179	0.3
5,089		BioMerieux	420,910	0.0
142,668		BNP Paribas	6,789,347	0.4
114,183		Bollore SA	516,323	0.0
28,122		Bouygues SA	1,005,328	0.1
32,839		Bureau Veritas SA	770,433	0.0
20,364		Capgemini SE	2,471,017	0.1
75,118		Carrefour S.A.	1,402,996	0.1
6,917	(3)	Casino Guichard Perrachon S.A.	299,892	0.0
63,085		Cie de Saint-Gobain	2,287,408	0.1
21,651		Cie Generale des Etablissements Michelin SCA	2,557,950	0.1
21,296		CNP Assurances	468,898	0.0
145,903		Credit Agricole SA	1,761,632	0.1
78,283		Danone	6,027,895	0.3
304		Dassault Aviation SA	448,433	0.0
16,610		Dassault Systemes SE	2,475,710	0.1
30,395		Edenred	1,384,211	0.1
9,780		Eiffage SA	940,135	0.1
76,651		Electricite de France SA	1,049,309	0.1
232,081		Engie SA	3,461,005	0.2
36,504		EssilorLuxottica SA	3,987,712	0.2
5,919		Eurazeo SE	445,073	0.0
1,459	(3)	Eurofins Scientific SE	604,410	0.0
22,587		Eutelsat Communications	395,545	0.0
9,813		Faurecia SA	413,083	0.0
5,529		Covivio	586,727	0.0
5,639		Gecina S.A.	834,172	0.1
59,710		Getlink SE	905,462	0.1
4,025		Hermes International	2,657,609	0.2
4,228		ICADE	357,606	0.0
3,248		Iliad SA	326,361	0.0
4,761		Imerys SA	237,339	0.0
7,634		Ingenico Group SA	545,313	0.0
4,822		Ipsen SA	661,249	0.0
9,832		JC Decaux SA	299,109	0.0
9,604		Kering SA	5,508,903	0.3
25,349		Klepierre SA	886,941	0.1
33,886		Legrand S.A.	2,268,679	0.1
32,008		L'Oreal S.A.	8,619,519	0.5
35,217		LVMH Moet Hennessy Louis Vuitton SE	12,971,670	0.7
117,494		Natixis SA	629,335	0.0
253,430		Orange SA	4,131,702	0.2
26,959		Pernod Ricard SA	4,840,800	0.3
74,563		Peugeot S.A.	1,819,468	0.1
26,845		Publicis Groupe	1,437,341	0.1
2,760		Remy Cointreau SA	368,120	0.0
24,376		Renault S.A.	1,611,693	0.1
39,287		Rexel SA	443,367	0.0
42,319		Safran S.A.	5,800,302	0.3
142,917		Sanofi	12,637,376	0.7
3,570		Sartorius Stedim Biotech	452,354	0.0
69,755		Schneider Electric SE	5,474,997	0.3
20,889	(2)	SCOR SE	889,712	0.1
2,773		SEB SA	466,873	0.0
3,193		Societe BIC S.A.	284,651	0.0
97,291		Societe Generale	2,811,089	0.2
11,019		Sodexo SA	1,213,411	0.1
46,468		SUEZ	615,605	0.1
7,346		Teleperformance	1,320,574	0.1
13,514		Thales S.A.	1,619,122	0.1
306,290		Total SA	17,044,911	1.0
10,597	(2)	UbiSoft Entertainment	944,968	0.1
17,559	(3)	Unibail-Rodamco-Westfield	2,878,505	0.2
30,609		Valeo SA	888,667	0.1
68,475		Veolia Environnement	1,532,059	0.1
64,478		Vinci SA	6,273,856	0.4
132,422		Vivendi SA	3,837,617	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
3,378		Wendel	$425,693	0.0
			180,831,658	10.1

		Germany: 7.7%
22,857		Adidas AG	5,559,337	0.3
53,853		Allianz SE	12,001,070	0.7
99,891		Aroundtown SA	823,959	0.1
5,951		Axel Springer AG	307,628	0.0
116,373		BASF SE	8,582,179	0.5
118,204		Bayer AG	7,611,417	0.4
41,609		Bayerische Motoren Werke AG	3,212,814	0.2
12,860		Beiersdorf AG	1,338,806	0.1
19,664		Brenntag AG	1,010,994	0.1
127,261	(2)	Commerzbank AG	986,608	0.1
13,936		Continental AG	2,102,380	0.1
24,331	(4)	Covestro AG	1,342,378	0.1
115,256		Daimler AG	6,763,633	0.4
11,909	(2),(4)	Delivery Hero SE	430,159	0.0
248,741		Deutsche Bank AG	2,027,750	0.1
24,109		Deutsche Boerse AG	3,091,262	0.2
30,181		Deutsche Lufthansa AG	663,412	0.0
125,400		Deutsche Post AG	4,080,905	0.2
423,015		Deutsche Telekom AG	7,027,660	0.4
45,393		Deutsche Wohnen SE	2,202,718	0.1
6,540	(3)	1&1 Drillisch AG	233,065	0.0
279,304		E.ON AG	3,108,176	0.2
20,582		Evonik Industries AG	561,668	0.0
5,031		Fraport AG Frankfurt Airport Services Worldwide	385,954	0.0
52,879		Fresenius SE & Co. KGaA	2,955,524	0.2
27,430		Fresenius Medical Care AG & Co. KGaA	2,216,901	0.1
20,021		GEA Group AG	524,729	0.0
7,745		Hannover Rueck SE	1,112,890	0.1
18,880		HeidelbergCement AG	1,360,911	0.1
12,874		Henkel AG & Co. KGaA	1,225,004	0.1
2,576		Hochtief AG	373,243	0.0
8,118		Hugo Boss AG	555,067	0.0
143,777		Infineon Technologies AG	2,854,335	0.2
17,344	(4)	Innogy SE	801,965	0.1
9,097		KION Group AG	476,032	0.0
11,084		Lanxess AG	592,565	0.0
16,406		Merck KGaA	1,873,098	0.1
22,082		Metro AG	366,753	0.0
6,599		MTU Aero Engines AG	1,495,744	0.1
18,980		Muenchener Rueckversicherungs-Gesellschaft AG	4,498,175	0.3
12,003	(3)	Osram Licht AG	413,496	0.0
29,778		ProSiebenSat.1 Media SE	423,948	0.0
1,061		Puma SE	615,324	0.0
65,747		RWE AG	1,765,461	0.1
124,678		SAP SE	14,413,409	0.8
96,995		Siemens AG	10,431,131	0.6
18,570	(4)	Siemens Healthineers AG	775,307	0.0
15,646		Symrise AG	1,410,462	0.1
92,198		Telefonica Deutschland Holding AG	289,483	0.0
55,249		ThyssenKrupp AG	760,003	0.0
56,308		TUI AG	540,071	0.0
25,033		Uniper SE	755,096	0.1
15,175		United Internet AG	554,891	0.0
4,313		Volkswagen AG	703,140	0.0
62,509		Vonovia SE	3,243,956	0.2
14,874	(3)	Wirecard AG	1,868,522	0.1
14,300	(2),(3),(4)	Zalando SE	557,428	0.0
			138,259,996	7.7

		Hong Kong: 3.7%
1,530,299		AIA Group Ltd.	15,302,638	0.9
39,500		ASM Pacific Technology Ltd.	441,371	0.0
162,952		Bank of East Asia Ltd.	529,723	0.0
327,199		CK Asset Holdings Ltd.	2,913,968	0.2
341,199		CK Hutchison Holdings Ltd.	3,587,829	0.2
84,902		CK Infrastructure Holdings Ltd.	696,869	0.0
207,865		CLP Holdings Ltd.	2,410,942	0.1
44,787		Dairy Farm International Holdings Ltd.	376,659	0.0
300,159		Galaxy Entertainment Group Ltd.	2,045,588	0.1
113,000		Hang Lung Group Ltd.	363,258	0.0
260,823		Hang Lung Properties Ltd.	637,044	0.0
96,836		Hang Seng Bank Ltd.	2,391,162	0.1
167,509		Henderson Land Development Co., Ltd.	1,066,086	0.1
324,000		HK Electric Investments & HK Electric Investments Ltd.	331,019	0.0
483,867		HKT Trust / HKT Ltd.	777,890	0.1
1,169,744		Hong Kong & China Gas	2,805,331	0.2
150,288		Hong Kong Exchanges and Clearing Ltd.	5,250,841	0.3
176,845		Power Assets Holdings Ltd.	1,226,940	0.1
149,133		Hongkong Land Holdings Ltd. - HKHGF	1,061,477	0.1
82,644		Hysan Development Co., Ltd.	442,988	0.0
28,004		Jardine Matheson Holdings Ltd.	1,748,279	0.1
28,200		Jardine Strategic Holdings Ltd.	1,057,777	0.1
82,060		Kerry Properties Ltd.	366,876	0.0
267,032		Link REIT	3,126,321	0.2
31,245		Melco Resorts & Entertainment Ltd ADR	705,825	0.0
194,144		MTR Corp.	1,202,892	0.1
777,094		New World Development Ltd.	1,289,754	0.1
192,660		NWS Holdings Ltd.	421,802	0.0
550,000		PCCW Ltd.	341,944	0.0
151,385		Shangri-La Asia Ltd.	215,219	0.0
408,626		Sino Land Co.	791,211	0.0
201,471		Sun Hung Kai Properties Ltd.	3,463,432	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
63,620		Swire Pacific Ltd - Class A	$819,483	0.1
151,225		Swire Properties Ltd.	650,855	0.0
174,500		Techtronic Industries Co., Ltd.	1,175,197	0.1
1,118,500	(4)	WH Group Ltd.	1,196,378	0.1
155,857		Wharf Holdings Ltd.	471,166	0.0
153,857		Wharf Real Estate Investment Co. Ltd.	1,146,651	0.1
101,504		Wheelock & Co., Ltd.	744,947	0.0
90,949		Yue Yuen Industrial Holdings	313,115	0.0
			65,908,747	3.7

		Ireland: 0.5%
106,081		AIB Group PLC	477,370	0.0
124,022		Bank of Ireland Group PLC	740,168	0.0
42,961		CRH PLC	1,331,607	0.1
12,500		DCC PLC	1,081,550	0.1
56,941		James Hardie Industries SE	734,662	0.0
9,552		Kerry Group PLC - KYG	1,066,143	0.1
10,633		Kerry Group PLC - KYGAL	1,180,835	0.1
19,418		Kingspan Group Plc	899,774	0.1
10,030		Paddy Power Betfair PLC	773,520	0.0
2,975	(2)	Ryanair Holdings PLC ADR	222,947	0.0
28,674		Smurfit Kappa PLC	801,410	0.0
			9,309,986	0.5

		Israel: 0.5%
5,330		Azrieli Group Ltd.	315,716	0.0
136,413		Bank Hapoalim BM	906,558	0.1
189,258		Bank Leumi Le-Israel BM	1,239,931	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	176,093	0.0
15,898	(2)	Check Point Software Technologies	2,010,938	0.1
2,876		Elbit Systems Ltd.	372,549	0.0
91,881		Israel Chemicals Ltd.	480,074	0.0
17,569		Mizrahi Tefahot Bank Ltd.	362,104	0.0
7,903	(2)	Nice Ltd.	965,234	0.1
122,621	(2)	Teva Pharmaceutical Industries Ltd. ADR	1,922,697	0.1
5,535	(2)	Wix.com Ltd.	668,794	0.0
			9,420,688	0.5

		Italy: 2.0%
149,322		Assicurazioni Generali S.p.A.	2,768,523	0.2
62,932		Atlantia S.p.A	1,632,081	0.1
74,182		Davide Campari-Milano SpA	728,814	0.0
1,032,356		Enel S.p.A.	6,615,171	0.4
322,677		ENI S.p.A.	5,701,255	0.3
15,545		Ferrari NV	2,088,453	0.1
52,715		Leonardo SpA	613,962	0.0
1,886,680		Intesa Sanpaolo SpA	4,604,497	0.3
79,052		Mediobanca Banca di Credito Finanziario SpA	823,100	0.0
22,654		Moncler SpA	914,312	0.1
49,777	(2),(4)	Pirelli & C SpA	320,944	0.0
63,471	(4)	Poste Italiane SpA	618,277	0.0
30,797		Prysmian SpA	583,684	0.0
13,482		Recordati S.p.A.	525,338	0.0
287,505		Snam SpA	1,478,971	0.1
1,454,493	(2),(3)	Telecom Italia S.p.A. - TIT	905,930	0.1
751,165		Telecom Italia S.p.A. - TITR	426,603	0.0
173,822		Terna Rete Elettrica Nazionale SpA	1,103,222	0.1
254,261		UniCredit SpA	3,266,125	0.2
			35,719,262	2.0

		Japan: 23.2%
4,400		ABC-Mart, Inc.	261,959	0.0
54,043	(3)	Acom Co., Ltd.	193,221	0.0
13,842		Aeon Mall Co., Ltd.	227,818	0.0
77,280		Aeon Co., Ltd.	1,618,656	0.1
13,498	(3)	AEON Financial Service Co., Ltd.	275,266	0.0
19,343		Air Water, Inc.	280,947	0.0
20,111		Aisin Seiki Co., Ltd.	719,955	0.1
55,828		Ajinomoto Co., Inc.	893,639	0.1
23,868		Alfresa Holdings Corp.	680,161	0.0
14,789	(3)	ANA Holdings, Inc.	542,575	0.0
27,300		Alps Alpine Co. Ltd.	570,788	0.0
43,389		Amada Holdings Co., Ltd.	430,517	0.0
14,568		Aozora Bank Ltd.	360,002	0.0
23,321		AGC, Inc.	819,161	0.1
45,858		Asahi Group Holdings, Ltd.	2,047,032	0.1
12,400		Asahi Intecc Co. Ltd.	583,974	0.0
159,553		Asahi Kasei Corp.	1,652,370	0.1
20,849		Asics Corp.	280,555	0.0
238,120		Astellas Pharma, Inc.	3,577,940	0.2
25,293		Bandai Namco Holdings, Inc.	1,187,531	0.1
6,411		Bank of Kochi Ltd./The	268,432	0.0
9,737		Benesse Holdings, Inc.	253,388	0.0
77,143		Bridgestone Corp.	2,972,588	0.2
27,386		Brother Industries Ltd.	508,630	0.0
10,501	(3)	Calbee, Inc.	283,612	0.0
126,593		Canon, Inc.	3,675,635	0.2
25,787	(3)	Casio Computer Co., Ltd.	337,450	0.0
18,228		Central Japan Railway Co.	4,237,036	0.2
75,566		Chiba Bank Ltd.	410,919	0.0
77,142		Chubu Electric Power Co., Inc.	1,205,972	0.1
28,406		Chugai Pharmaceutical Co., Ltd.	1,956,577	0.1
34,572	(3)	Chugoku Electric Power Co., Inc.	431,548	0.0
16,600		Coca-Cola Bottlers Japan, Inc.	422,247	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
133,209		Concordia Financial Group Ltd.	$515,033	0.0
20,824		Credit Saison Co., Ltd.	275,522	0.0
13,000		CyberAgent, Inc.	531,966	0.0
29,874		Dai Nippon Printing Co., Ltd.	715,568	0.1
33,984		Daicel Corp.	370,117	0.0
12,800	(3)	Daifuku Co., Ltd.	669,559	0.0
136,283		Dai-ichi Life Holdings, Inc.	1,897,241	0.1
71,893		Daiichi Sankyo Co., Ltd.	3,319,852	0.2
31,498		Daikin Industries Ltd.	3,702,423	0.2
9,081		Daito Trust Construction Co., Ltd.	1,266,963	0.1
71,654		Daiwa House Industry Co., Ltd.	2,282,009	0.1
236		Daiwa House REIT Investment Corp.	523,540	0.0
205,121		Daiwa Securities Group, Inc.	999,824	0.1
14,100		Dena Co., Ltd.	212,546	0.0
54,867		Denso Corp.	2,143,612	0.1
27,403		Dentsu, Inc.	1,159,759	0.1
3,600		Disco Corp.	515,561	0.0
15,042		Pan Pacific International Holdings Corp.	996,596	0.1
38,733		East Japan Railway Co.	3,740,293	0.2
31,979		Eisai Co., Ltd.	1,799,357	0.1
18,942		Electric Power Development Co., Ltd.	461,908	0.0
32,152	(3)	FamilyMart UNY Holdings Co., Ltd.	819,583	0.1
24,493		Fanuc Ltd.	4,188,638	0.2
7,342		Fast Retailing Co., Ltd.	3,457,796	0.2
15,423		Fuji Electric Holdings Co., Ltd.	439,107	0.0
48,860		Fuji Film Holdings Corp.	2,225,478	0.1
24,913		Fujitsu Ltd.	1,801,698	0.1
18,143		Fukuoka Financial Group, Inc.	402,877	0.0
28,700		Hakuhodo DY Holdings, Inc.	462,133	0.0
18,042		Hamamatsu Photonics KK	699,906	0.0
29,157		Hankyu Hanshin Holdings, Inc.	1,094,485	0.1
2,700		Hikari Tsushin, Inc.	512,479	0.0
31,532		Hino Motors Ltd.	266,198	0.0
3,864		Hirose Electric Co., Ltd.	406,871	0.0
7,129		Hisamitsu Pharmaceutical Co., Inc.	328,842	0.0
13,400	(3)	Hitachi Chemical Co., Ltd.	298,204	0.0
13,410		Hitachi Construction Machinery Co., Ltd.	357,494	0.0
8,700		Hitachi High-Technologies Corp.	357,477	0.0
122,391		Hitachi Ltd.	3,976,561	0.2
28,210		Hitachi Metals Ltd.	328,654	0.0
206,442		Honda Motor Co., Ltd.	5,607,125	0.3
7,000		Hoshizaki Corp.	434,535	0.0
48,337		Hoya Corp.	3,201,711	0.2
37,164		Hulic Co. Ltd.	365,170	0.0
27,456		Idemitsu Kosan Co., Ltd.	918,345	0.1
19,142		IHI Corp.	461,139	0.0
19,191		Iida Group Holdings Co. Ltd.	348,226	0.0
129,716		Inpex Corp.	1,233,978	0.1
43,466		Isetan Mitsukoshi Holdings Ltd.	439,734	0.0
70,468		Isuzu Motors Ltd.	928,407	0.1
170,616		Itochu Corp.	3,092,207	0.2
28,652		J Front Retailing Co., Ltd.	341,408	0.0
14,778		Japan Airlines Co. Ltd.	520,770	0.0
6,100	(3)	Japan Airport Terminal Co., Ltd.	258,457	0.0
64,714		Japan Exchange Group, Inc.	1,155,077	0.1
48,700		Japan Post Bank Co. Ltd.	532,105	0.0
200,000		Japan Post Holdings Co. Ltd.	2,340,773	0.1
107		Japan Prime Realty Investment Corp.	440,465	0.0
168		Japan Real Estate Investment Corp.	990,306	0.1
339		Japan Retail Fund Investment Corp.	681,181	0.1
139,402		Japan Tobacco, Inc.	3,452,684	0.2
62,502		JFE Holdings, Inc.	1,063,835	0.1
27,439	(3)	JGC Corp.	365,861	0.0
25,135		JSR Corp.	391,054	0.0
27,165		JTEKT Corp.	335,436	0.0
406,764		JXTG Holdings, Inc.	1,856,854	0.1
56,754		Kajima Corp.	839,547	0.1
16,623		Kakaku.com, Inc.	320,245	0.0
13,260		Kamigumi Co., Ltd.	307,544	0.0
6,400		Kaneka Corp.	240,273	0.0
89,162		Kansai Electric Power Co., Inc.	1,314,882	0.1
23,153		Kansai Paint Co., Ltd.	442,568	0.0
61,875		Kao Corp.	4,883,587	0.3
18,553		Kawasaki Heavy Industries Ltd.	458,874	0.0
224,601		KDDI Corp.	4,837,299	0.3
12,600		Keihan Holdings Co., Ltd.	530,451	0.0
27,508		Keikyu Corp.	467,359	0.0
12,768		Keio Corp.	825,922	0.1
15,898		Keisei Electric Railway Co., Ltd.	578,154	0.0
12,344		Keyence Corp.	7,717,408	0.4
18,534		Kikkoman Corp.	911,338	0.1
21,797		Kintetsu Group Holdings Co., Ltd.	1,016,740	0.1
104,156		Kirin Holdings Co., Ltd.	2,491,794	0.1
6,300		Kobayashi Pharmaceutical Co., Ltd.	533,030	0.0
38,276		Kobe Steel Ltd.	287,964	0.0
13,200		Koito Manufacturing Co., Ltd.	750,460	0.1
116,883		Komatsu Ltd.	2,726,128	0.2
11,566		Konami Holdings Corp.	503,233	0.0
58,123		Konica Minolta, Inc.	573,101	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,800		Kose Corp.	$700,382	0.1
124,922		Kubota Corp.	1,815,775	0.1
41,167		Kuraray Co., Ltd.	525,138	0.0
12,748		Kurita Water Industries, Ltd.	326,413	0.0
40,594		Kyocera Corp.	2,390,291	0.1
33,214		Kyowa Hakko Kirin Co., Ltd.	724,844	0.1
47,360		Kyushu Electric Power Co., Inc.	559,406	0.0
20,400		Kyushu Railway Co.	671,057	0.0
6,564		Lawson, Inc.	364,139	0.0
8,800	(2)	LINE Corp.	309,890	0.0
28,700		Lion Corp.	604,829	0.0
34,192		LIXIL Group Corp.	456,995	0.0
53,600		M3, Inc.	902,071	0.1
28,608		Makita Corp.	999,848	0.1
197,856		Marubeni Corp.	1,371,816	0.1
23,619	(3)	Marui Group Co., Ltd.	477,556	0.0
7,500		Maruichi Steel Tube Ltd.	218,769	0.0
70,366		Mazda Motor Corp.	788,937	0.1
8,500		McDonald's Holdings Co. Japan Ltd.	393,240	0.0
104,262		Mebuki Financial Group, Inc.	266,868	0.0
21,100		Medipal Holdings Corp.	502,050	0.0
15,488		MEIJI Holdings Co., Ltd.	1,259,041	0.1
48,600		Minebea Mitsumi, Inc.	733,592	0.1
36,300		Misumi Group, Inc.	906,309	0.1
171,193		Mitsubishi Corp.	4,766,223	0.3
230,861		Mitsubishi Electric Corp.	2,978,659	0.2
13,151		Mitsubishi Materials Corp.	347,749	0.0
86,815		Mitsubishi Motors Corp.	462,565	0.0
31,213		Mitsubishi Tanabe Pharma Corp.	418,079	0.0
1,488,906		Mitsubishi UFJ Financial Group, Inc.	7,363,823	0.4
48,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	250,009	0.0
149,727		Mitsubishi Estate Co., Ltd.	2,716,785	0.2
21,439		Mitsubishi Gas Chemical Co., Inc.	307,083	0.0
38,419		Mitsubishi Heavy Industries Ltd.	1,598,766	0.1
162,248		Mitsubishi Chemical Holdings Corp.	1,145,895	0.1
209,401		Mitsui & Co., Ltd.	3,258,372	0.2
23,514		Mitsui Chemicals, Inc.	569,514	0.0
113,019		Mitsui Fudosan Co., Ltd.	2,847,123	0.2
14,793		Mitsui OSK Lines Ltd.	319,176	0.0
60,154		MS&AD Insurance Group Holdings, Inc.	1,832,807	0.1
3,055,561		Mizuho Financial Group, Inc.	4,728,395	0.3
16,000		MonotaRO Co. Ltd.	357,676	0.0
68,544		Murata Manufacturing Co., Ltd.	3,430,284	0.2
14,421		Nabtesco Corp.	422,591	0.0
23,100		Nagoya Railroad Co., Ltd.	640,153	0.0
33,120		NEC Corp.	1,122,524	0.1
56,700	(2)	Nexon Co. Ltd.	891,682	0.1
33,869		NGK Insulators Ltd.	493,430	0.0
19,185		NGK Spark Plug Co., Ltd.	357,330	0.0
12,009	(3)	NH Foods Ltd.	432,708	0.0
28,292		Nidec Corp.	3,602,559	0.2
39,669		Nikon Corp.	560,866	0.0
14,394		Nintendo Co., Ltd.	4,126,630	0.2
214		Nippon Prologis REIT, Inc.	455,617	0.0
171		Nippon Building Fund, Inc.	1,157,886	0.1
11,082		Nippon Electric Glass Co., Ltd.	294,440	0.0
9,622		Nippon Express Co., Ltd.	536,486	0.0
18,617		Nippon Paint Holdings Co., Ltd.	734,889	0.1
101,880		Nippon Steel & Sumitomo Metal Corp.	1,803,340	0.1
81,598		Nippon Telegraph & Telephone Corp.	3,478,612	0.2
18,903		Nippon Yusen KK	277,595	0.0
16,100		Nissan Chemical Corp.	739,599	0.1
293,692		Nissan Motor Co., Ltd.	2,411,842	0.1
24,167		Nisshin Seifun Group, Inc.	555,557	0.0
8,217		Nissin Food Products Co., Ltd.	565,380	0.0
10,106		Nitori Co., Ltd.	1,306,660	0.1
20,842		Nitto Denko Corp.	1,098,565	0.1
437,826		Nomura Holdings, Inc.	1,582,151	0.1
16,245		Nomura Real Estate Holdings, Inc.	312,601	0.0
501		Nomura Real Estate Master Fund, Inc.	738,032	0.1
14,056		Nomura Research Institute Ltd.	640,245	0.0
46,249		NSK Ltd.	434,844	0.0
78,020		NTT Data Corp.	862,565	0.1
169,154		NTT DoCoMo, Inc.	3,749,067	0.2
82,215		Obayashi Corp.	828,619	0.1
8,200		Obic Co., Ltd.	829,222	0.1
37,327		Odakyu Electric Railway Co., Ltd.	905,798	0.1
109,226		Oji Holdings Corp.	679,697	0.0
147,828		Olympus Corp.	1,608,254	0.1
24,323		Omron Corp.	1,142,724	0.1
48,190		Ono Pharmaceutical Co., Ltd.	946,954	0.1
4,700		Oracle Corp. Japan	316,069	0.0
25,380		Oriental Land Co., Ltd.	2,886,620	0.2
167,563		ORIX Corp.	2,407,480	0.1
47,765		Osaka Gas Co., Ltd.	944,368	0.1
13,322		Otsuka Corp.	498,407	0.0
49,446		Otsuka Holdings Co. Ltd.	1,946,834	0.1
278,831		Panasonic Corp.	2,404,108	0.1
14,899		Park24 Co., Ltd.	323,905	0.0
22,000		Persol Holdings Co. Ltd	357,245	0.0
14,600		Pigeon Corp.	599,020	0.0
11,500		Pola Orbis Holdings, Inc.	367,842	0.0
109,370		Rakuten, Inc.	1,037,904	0.1
139,600		Recruit Holdings Co. Ltd.	4,002,397	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
107,000	(2)	Renesas Electronics Corp.	$497,244	0.0
265,013		Resona Holdings, Inc.	1,148,057	0.1
84,932	(3)	Ricoh Co., Ltd.	889,431	0.1
4,366		Rinnai Corp.	309,136	0.0
11,950		Rohm Co., Ltd.	748,727	0.1
3,000	(3)	Ryohin Keikaku Co., Ltd.	761,505	0.1
5,988		Sankyo Co., Ltd.	228,609	0.0
46,445		Santen Pharmaceutical Co., Ltd.	694,182	0.0
30,170		SBI Holdings, Inc.	674,651	0.0
26,606		Secom Co., Ltd.	2,281,702	0.1
22,510		Sega Sammy Holdings, Inc.	265,974	0.0
29,000		Seibu Holdings, Inc.	508,114	0.0
36,216	(3)	Seiko Epson Corp.	555,552	0.0
46,219		Sekisui Chemical Co., Ltd.	744,761	0.1
78,685		Sekisui House Ltd.	1,303,926	0.1
95,471		Seven & I Holdings Co., Ltd.	3,602,140	0.2
78,707		Seven Bank Ltd.	232,674	0.0
12,100		SG Holdings Co. Ltd.	352,989	0.0
26,500	(3)	Sharp Corp.	292,785	0.0
28,372		Shimadzu Corp.	823,492	0.1
2,861		Shimamura Co., Ltd.	242,475	0.0
9,355		Shimano, Inc.	1,523,153	0.1
70,492		Shimizu Corp.	613,931	0.0
45,989		Shin-Etsu Chemical Co., Ltd.	3,869,923	0.2
18,894	(2)	Shinsei Bank Ltd.	268,855	0.0
34,832		Shionogi & Co., Ltd.	2,162,426	0.1
48,162		Shiseido Co., Ltd.	3,487,162	0.2
52,881		Shizuoka Bank Ltd.	402,844	0.0
17,300		Showa Denko KK	611,520	0.0
7,236		SMC Corp.	2,727,658	0.2
212,200	(3)	Softbank Corp.	2,390,688	0.1
104,646		SoftBank Group Corp.	10,200,548	0.6
8,800		Sohgo Security Services Co., Ltd.	383,840	0.0
40,513		Sompo Holdings, Inc.	1,500,317	0.1
160,870		Sony Corp.	6,792,127	0.4
21,298		Sony Financial Holdings, Inc.	401,933	0.0
17,288		Stanley Electric Co., Ltd.	465,870	0.0
25,900		ZOZO, Inc.	489,662	0.0
77,835		Subaru Corp.	1,777,182	0.1
30,800		Sumco Corp.	344,534	0.0
188,071		Sumitomo Chemical Co., Ltd.	877,973	0.1
142,155		Sumitomo Corp.	1,970,878	0.1
20,509		Sumitomo Dainippon Pharma Co. Ltd.	509,015	0.0
95,733		Sumitomo Electric Industries Ltd.	1,273,543	0.1
14,396		Sumitomo Heavy Industries	467,866	0.0
29,480		Sumitomo Metal Mining Co., Ltd.	873,546	0.1
168,351		Sumitomo Mitsui Financial Group, Inc.	5,895,436	0.3
42,085		Sumitomo Mitsui Trust Holdings, Inc.	1,512,498	0.1
45,196		Sumitomo Realty & Development Co., Ltd.	1,875,198	0.1
22,959		Sumitomo Rubber Industries, Inc.	275,752	0.0
9,500		Sundrug Co., Ltd.	262,185	0.0
17,734		Suntory Beverage & Food Ltd.	834,057	0.1
9,217		Suzuken Co., Ltd.	534,630	0.0
43,544		Suzuki Motor Corp.	1,930,214	0.1
21,138		Sysmex Corp.	1,280,467	0.1
71,411		T&D Holdings, Inc.	752,014	0.1
15,500		Taiheiyo Cement Corp.	517,683	0.0
27,061		Taisei Corp.	1,258,953	0.1
4,400		Taisho Pharmaceutical Holdings Co. Ltd.	420,345	0.0
16,025		Taiyo Nippon Sanso Corp.	244,682	0.0
19,144		Takashimaya Co., Ltd.	255,108	0.0
188,022		Takeda Pharmaceutical Co., Ltd.	7,699,923	0.4
16,412		TDK Corp.	1,291,693	0.1
23,001		Teijin Ltd.	380,345	0.0
76,928		Terumo Corp.	2,354,435	0.1
15,278		THK Co., Ltd.	379,450	0.0
24,285		Tobu Railway Co., Ltd.	701,878	0.1
14,600		Toho Co., Ltd.	587,311	0.0
9,500		Toho Gas Co., Ltd.	427,237	0.0
55,213		Tohoku Electric Power Co., Inc.	704,988	0.1
82,088		Tokio Marine Holdings, Inc.	3,976,891	0.2
5,300		Tokyo Century Corp.	230,992	0.0
183,666	(2)	Tokyo Electric Power Co., Inc.	1,161,891	0.1
19,865		Tokyo Electron Ltd.	2,881,584	0.2
48,772		Tokyo Gas Co., Ltd.	1,320,245	0.1
63,694		Tokyu Corp.	1,113,447	0.1
76,835		Tokyu Fudosan Holdings Corp.	460,440	0.0
31,916		Toppan Printing Co., Ltd.	482,993	0.0
176,103		Toray Industries, Inc.	1,123,781	0.1
82,561		Toshiba Corp.	2,631,538	0.2
33,100		Tosoh Corp.	516,466	0.0
17,934	(3)	Toto Ltd.	762,554	0.1
19,685		Toyo Seikan Group Holdings, Ltd.	403,808	0.0
11,388		Toyo Suisan Kaisha Ltd.	434,107	0.0
8,800		Toyoda Gosei Co., Ltd.	186,834	0.0
18,105		Toyota Industries Corp.	909,757	0.1
289,458	(3)	Toyota Motor Corp.	17,052,202	1.0
26,254		Toyota Tsusho Corp.	857,821	0.1
15,153		Trend Micro, Inc.	739,023	0.1
4,800		Tsuruha Holdings, Inc.	390,931	0.0
51,078		Unicharm Corp.	1,693,349	0.1
376		United Urban Investment Corp.	593,595	0.0
28,126		USS Co., Ltd.	523,074	0.0
5,800		Welcia Holdings Co. Ltd.	197,051	0.0
20,721		West Japan Railway Co.	1,561,239	0.1
361,744		Yahoo! Japan Corp.	887,232	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
15,185		Yakult Honsha Co., Ltd.	$1,064,676	0.1
80,037	(3)	Yamada Denki Co., Ltd.	394,733	0.0
24,000		Yamaguchi Financial Group, Inc.	203,491	0.0
17,207		Yamaha Corp.	861,615	0.1
35,504		Yamaha Motor Co., Ltd.	698,377	0.0
39,101		Yamato Holdings Co., Ltd.	1,011,575	0.1
15,300		Yamazaki Baking Co., Ltd.	248,722	0.0
30,342		Yaskawa Electric Corp.	958,005	0.1
29,173		Yokogawa Electric Corp.	605,798	0.0
15,669		Yokohama Rubber Co., Ltd.	291,682	0.0
			414,747,848	23.2

		Luxembourg: 0.1%
4,940		RTL Group SA	270,031	0.0
169		SES S.A. - France	2,635	0.0
46,075		SES S.A. - Luxembourg	716,611	0.0
60,211		Tenaris S.A.	848,199	0.1
			1,837,476	0.1

		Macau: 0.1%
117,268	(3)	MGM China Holdings Ltd.	245,916	0.0
306,802		Sands China Ltd.	1,544,119	0.1
261,365		SJM Holdings Ltd.	298,783	0.0
198,079		Wynn Macau Ltd.	467,793	0.0
			2,556,611	0.1

		Mexico: 0.0%
28,755		Fresnillo PLC	325,879	0.0

		Netherlands: 6.0%
53,972	(4)	ABN AMRO Group NV	1,216,780	0.1
1,301	(2),(4)	Adyen NV	1,020,447	0.1
226,054		Aegon NV	1,085,847	0.1
15,723	(2)	AerCap Holdings NV	731,748	0.1
73,829		Airbus SE	9,785,065	0.6
28,427		Akzo Nobel NV	2,525,279	0.1
84,003		ArcelorMittal	1,704,793	0.1
51,919		ASML Holding NV	9,758,208	0.5
13,914		EXOR NV	903,632	0.1
14,748		Heineken Holding NV	1,479,798	0.1
32,909		Heineken NV	3,478,301	0.2
493,201		ING Groep NV	5,976,292	0.3
150,025		Koninklijke Ahold Delhaize NV	3,994,249	0.2
22,955		Koninklijke DSM NV	2,504,051	0.1
426,907		Koninklijke KPN NV	1,355,168	0.1
117,480		Koninklijke Philips NV	4,799,971	0.3
8,559		Koninklijke Vopak NV	409,953	0.0
39,007		NN Group NV	1,622,951	0.1
43,595		NXP Semiconductor NV - NXPI - US	3,853,362	0.2
29,328	(2)	QIAGEN NV	1,190,492	0.1
14,797	(3)	Randstad NV	722,511	0.0
571,067		Royal Dutch Shell PLC - Class A	17,946,398	1.0
474,866		Royal Dutch Shell PLC - Class B	15,008,493	0.8
195,684		Unilever NV	11,408,709	0.6
35,632		Wolters Kluwer NV	2,427,592	0.1
			106,910,090	6.0

		New Zealand: 0.2%
92,897	(2)	a2 Milk Co. Ltd.	908,964	0.1
123,714		Auckland International Airport Ltd.	686,316	0.0
72,805		Fisher & Paykel Healthcare Corp. Ltd.	779,388	0.1
112,874		Fletcher Building Ltd.	380,650	0.0
158,760		Meridian Energy Ltd.	452,904	0.0
49,082		Ryman Healthcare Ltd.	409,816	0.0
237,328		Spark New Zealand Ltd.	614,770	0.0
			4,232,808	0.2

		Norway: 0.7%
13,197		Det Norske Oljeselskap ASA	470,635	0.0
122,612		DNB ASA	2,258,488	0.1
148,749		Equinor ASA	3,260,589	0.2
24,172	(3)	Gjensidige Forsikring ASA	417,824	0.0
55,709		Mowi ASA	1,244,592	0.1
172,967		Norsk Hydro ASA	703,423	0.0
100,594		Orkla ASA	772,540	0.1
12,045		Schibsted ASA - Class B	431,528	0.0
93,745		Telenor ASA	1,877,145	0.1
22,685		Yara International ASA	929,517	0.1
			12,366,281	0.7

		Portugal: 0.2%
329,042		EDP - Energias de Portugal SA	1,294,590	0.1
62,063		Galp Energia SGPS SA	994,483	0.1
31,389		Jeronimo Martins SGPS SA	463,472	0.0
			2,752,545	0.2

		Singapore: 1.3%
336,545		Ascendas Real Estate Investment Trust	723,365	0.1
325,642		CapitaLand Commercial Trust	466,561	0.0
319,896		CapitaLand Ltd.	863,128	0.1
332,601		CapitaLand Mall Trust	584,458	0.1
50,981		City Developments Ltd.	341,188	0.0
275,102		ComfortDelgro Corp., Ltd.	522,871	0.0
227,420		DBS Group Holdings Ltd.	4,245,222	0.3
770,712		Genting Singapore Ltd.	592,849	0.1
849,769		Golden Agri-Resources Ltd.	175,688	0.0
12,570		Jardine Cycle & Carriage Ltd.	301,933	0.0
186,304		Keppel Corp., Ltd.	857,250	0.1
404,522		Oversea-Chinese Banking Corp., Ltd.	3,307,201	0.2
86,700		SATS Ltd	327,637	0.0
131,094		SembCorp Industries Ltd.	247,246	0.0
70,160		Singapore Airlines Ltd.	500,987	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
98,551		Singapore Exchange Ltd.	$532,733	0.0
207,627		Singapore Press Holdings Ltd.	369,966	0.0
1,035,450		Singapore Telecommunications Ltd.	2,311,865	0.1
190,306		Singapore Technologies Engineering Ltd.	526,271	0.0
282,600		Suntec Real Estate Investment Trust	407,193	0.0
170,256		United Overseas Bank Ltd.	3,176,535	0.2
65,100		UOL Group Ltd.	334,680	0.0
35,300		Venture Corp. Ltd.	469,004	0.0
233,076		Wilmar International Ltd.	569,901	0.0
304,400		Yangzijiang Shipbuilding Holdings Ltd.	338,024	0.0
			23,093,756	1.3

		Spain: 2.9%
32,423		ACS Actividades de Construccion y Servicios SA	1,425,382	0.1
8,624	(4)	Aena SME SA	1,553,974	0.1
55,708		Amadeus IT Group SA	4,464,958	0.2
845,774	(3)	Banco Bilbao Vizcaya Argentaria SA	4,832,636	0.3
715,422		Banco de Sabadell SA	713,077	0.0
2,059,861		Banco Santander SA	9,565,072	0.5
150,012		Bankia SA	388,956	0.0
86,463		Bankinter S.A.	659,001	0.0
455,666		CaixaBank SA	1,424,957	0.1
28,094		Enagas	817,888	0.0
39,244		Endesa S.A.	1,001,528	0.1
61,376		Ferrovial SA	1,438,258	0.1
37,997		Grifols SA	1,065,442	0.1
789,109		Iberdrola S.A.	6,928,228	0.4
138,325		Industria de Diseno Textil SA	4,066,972	0.2
134,537		Mapfre SA	370,843	0.0
44,901	(3)	Naturgy Energy Group SA	1,256,761	0.1
53,718		Red Electrica Corp. SA	1,145,095	0.1
177,231		Repsol SA	3,032,132	0.2
30,968	(2)	Siemens Gamesa Renewable Energy SA	493,624	0.0
593,147		Telefonica S.A.	4,968,742	0.3
			51,613,526	2.9

		Sweden: 2.4%
37,686		Alfa Laval AB	866,062	0.1
127,070		Assa Abloy AB	2,742,467	0.2
86,004		Atlas Copco AB - A Shares	2,313,597	0.1
48,453		Atlas Copco AB - B Shares	1,201,752	0.1
35,007		Boliden AB	997,666	0.1
30,548		Electrolux AB	786,640	0.0
84,711	(2)	Epiroc AB - A Shares	855,552	0.1
48,074	(2)	Epiroc AB - B Shares	460,588	0.0
76,881		Essity AB	2,218,657	0.1
10,062	(2),(3)	ICA Gruppen AB	403,965	0.0
111,009	(3)	Hennes & Mauritz AB	1,851,994	0.1
32,978	(2)	Hexagon AB	1,723,516	0.1
51,290		Husqvarna AB - B Shares	419,472	0.0
20,699		Industrivarden AB-Class C	434,070	0.0
57,965		Investor AB - B Shares	2,612,879	0.2
30,810		Kinnevik AB	799,090	0.0
9,642		Lundbergforetagen AB	305,365	0.0
23,829		Lundin Petroleum AB	806,898	0.1
8,136		Millicom International Cellular S.A.	494,112	0.0
142,976		Sandvik AB	2,325,378	0.1
40,290		Securitas AB	651,738	0.0
206,622	(3)	Skandinaviska Enskilda Banken AB	1,789,950	0.1
43,281	(3)	Skanska AB	787,139	0.0
48,160	(3)	SKF AB - B Shares	801,253	0.0
193,913	(3)	Svenska Handelsbanken AB	2,047,333	0.1
114,830	(3)	Swedbank AB	1,622,883	0.1
22,415		Swedish Match AB	1,143,677	0.1
63,631		Tele2 AB	849,046	0.1
389,453	(3)	Telefonaktiebolaget LM Ericsson	3,587,598	0.2
357,631		Telia Co. AB	1,612,074	0.1
198,490		Volvo AB - B Shares	3,079,799	0.2
			42,592,210	2.4

		Switzerland: 9.1%
233,532		ABB Ltd.	4,389,096	0.2
20,145		Adecco Group AG	1,075,835	0.1
6,236		Baloise Holding AG	1,030,658	0.1
269		Barry Callebaut AG	486,226	0.0
13		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	1,017,022	0.0
138		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	938,316	0.0
66,097		Cie Financiere Richemont SA	4,821,996	0.3
24,725		Clariant AG	520,428	0.0
25,951		Coca-Cola HBC AG	884,913	0.0
323,658		Credit Suisse Group AG	3,772,694	0.2
4,093		Dufry Group	430,375	0.0
1,055		EMS-Chemie Holding AG	572,698	0.0
29,318		Ferguson PLC	1,867,303	0.1
4,693		Geberit AG - Reg	1,919,391	0.1
1,169		Givaudan	2,992,094	0.2
1,425,268		Glencore PLC	5,906,570	0.3
41,115		LafargeHolcim Ltd.-CHF	2,032,836	0.1
28,407		Julius Baer Group Ltd.	1,149,125	0.1
6,926		Kuehne & Nagel International AG	950,288	0.0
20,344		LafargeHolcim Ltd.	1,005,400	0.1
9,434		Lonza Group AG	2,928,849	0.2
388,394		Nestle SA	37,033,528	2.1
274,904		Novartis AG	26,423,645	1.5
4,814		Pargesa Holding SA	377,540	0.0
2,207		Partners Group	1,605,510	0.1
89,076		Roche Holding AG	24,545,326	1.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
5,048		Schindler Holding AG - Part Cert	$1,047,445	0.1
2,518		Schindler Holding AG - Reg	521,308	0.0
680		SGS SA	1,693,674	0.1
16,145		Sika AG	2,257,913	0.1
7,047		Sonova Holding AG - Reg	1,396,503	0.1
86,541		STMicroelectronics NV-STM1	1,283,610	0.1
1,316		Straumann Holding AG	1,075,830	0.1
3,948		Swatch Group AG - BR	1,130,714	0.1
6,771		Swatch Group AG - Reg	374,918	0.0
4,338		Swiss Life Holding AG	1,911,324	0.1
9,727		Swiss Prime Site AG	852,591	0.0
38,681		Swiss Re Ltd.	3,780,883	0.2
3,291		Swisscom AG	1,610,190	0.1
7,684		Temenos AG	1,133,662	0.1
488,592		UBS Group AG	5,928,355	0.3
5,631		Vifor Pharma AG	762,048	0.0
19,202		Zurich Insurance Group AG	6,356,567	0.4
			163,795,197	9.1

		United Arab Emirates: 0.0%
13,480		NMC Health PLC	401,797	0.0

		United Kingdom: 14.0%
123,354		3i Group PLC	1,581,826	0.1
25,994		Admiral Group PLC	735,271	0.0
133,394	(3)	Anglo American PLC	3,567,825	0.2
50,570		Antofagasta PLC	636,258	0.0
61,059		Ashtead Group PLC	1,476,086	0.1
45,215		Associated British Foods PLC	1,437,754	0.1
160,571		AstraZeneca PLC	12,817,073	0.7
119,904	(4)	Auto Trader Group PLC	815,518	0.0
493,428		Aviva PLC	2,653,389	0.1
30,029		Babcock International Group	193,210	0.0
404,254		BAE Systems PLC	2,541,059	0.1
2,169,703		Barclays PLC	4,370,390	0.2
129,400		Barratt Developments PLC	1,010,790	0.1
15,546		Berkeley Group Holdings PLC	747,376	0.0
2,541,993		BP PLC	18,458,717	1.0
290,714		British American Tobacco PLC	12,128,019	0.7
113,243		British Land Co. PLC	869,443	0.0
1,068,097		BT Group PLC	3,103,179	0.2
42,747		Bunzl PLC	1,410,917	0.1
52,571		Burberry Group PLC	1,339,867	0.1
21,505		Carnival PLC	1,062,949	0.1
721,608		Centrica PLC	1,074,911	0.1
128,982		CNH Industrial NV	1,314,162	0.1
24,114		Coca-Cola European Partners PLC - EUR	1,242,922	0.1
3,435		Coca-Cola European Partners PLC - USD	177,727	0.0
200,901		Compass Group PLC	4,726,905	0.3
166,367	(4)	ConvaTec Group PLC	306,977	0.0
60,857		CRH PLC - London	1,885,636	0.1
16,647		Croda International PLC	1,093,677	0.1
307,634		Diageo PLC	12,589,079	0.7
175,123		Direct Line Insurance Group PLC	805,609	0.0
19,564		easyJet PLC	285,022	0.0
115,285		Experian PLC	3,120,247	0.2
137,445	(2)	Fiat Chrysler Automobiles NV	2,052,846	0.1
199,803		G4S PLC	478,123	0.0
628,841		GlaxoSmithKline PLC	13,064,741	0.7
71,031		GVC Holdings PLC	517,862	0.0
95,554		Hammerson PLC	418,317	0.0
36,525		Hargreaves Lansdown PLC	887,335	0.0
2,539,994		HSBC Holdings PLC	20,639,732	1.2
120,794		Imperial Brands PLC	4,132,044	0.2
158,320		Informa PLC	1,535,242	0.1
21,897		InterContinental Hotels Group PLC	1,317,823	0.1
20,511		Intertek Group PLC	1,299,364	0.1
87,214		Investec PLC - INVP - GBP	502,579	0.0
462,847		ITV PLC	766,915	0.0
226,639		J Sainsbury PLC	695,481	0.0
86,361		John Wood Group PLC	570,852	0.0
24,459		Johnson Matthey PLC	1,003,047	0.1
269,801		Kingfisher PLC	827,407	0.0
94,378		Land Securities Group PLC	1,123,668	0.1
753,780		Legal & General Group PLC	2,705,048	0.2
9,015,349		Lloyds Banking Group Plc	7,304,079	0.4
39,685		London Stock Exchange Group PLC	2,454,770	0.1
205,778		Marks & Spencer Group PLC	746,829	0.0
99,208		Meggitt PLC	650,364	0.0
614,589		Melrose Industries PLC	1,467,980	0.1
93,558	(4)	Merlin Entertainments PLC	418,812	0.0
53,684		Micro Focus International PLC	1,395,760	0.1
46,317		Mondi PLC	1,025,608	0.1
430,765		National Grid PLC	4,781,658	0.3
17,756		Next PLC	1,290,263	0.1
99,027		Pearson PLC	1,080,361	0.1
39,907		Persimmon PLC	1,128,799	0.1
328,244		Prudential PLC	6,579,842	0.4
85,139		Reckitt Benckiser Group PLC	7,085,528	0.4
115,352	(2)	Relx PLC (EUR Exchange)	2,465,615	0.1
134,122		Relx PLC (GBP Exchange)	2,870,128	0.2
146,383		Rio Tinto PLC	8,508,274	0.5
214,861		Rolls-Royce Holdings PLC	2,530,345	0.1
610,967		Royal Bank of Scotland Group PLC	1,967,367	0.1
117,107		Royal Mail PLC	363,888	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
131,158	RSA Insurance Group PLC	$867,958	0.0
137,623	Sage Group PLC/The	1,257,862	0.1
15,953	Schroders PLC	561,751	0.0
129,979	SSE PLC	2,011,023	0.1
137,182	Segro PLC	1,204,198	0.1
30,116	Severn Trent PLC	775,610	0.0
110,762	Smith & Nephew PLC	2,199,640	0.1
50,444	Smiths Group PLC	943,952	0.1
67,653	St. James's Place PLC	906,634	0.1
356,081	Standard Chartered PLC	2,744,809	0.2
316,421	Standard Life Aberdeen PLC	1,087,554	0.1
417,696	Taylor Wimpey PLC	955,359	0.1
1,240,151	Tesco PLC	3,753,333	0.2
140,636	Unilever PLC	8,095,416	0.5
87,280	United Utilities Group PLC	926,977	0.1
3,385,421	Vodafone Group PLC	6,169,114	0.3
31,105	Weir Group PLC	632,213	0.0
23,239	Whitbread PLC	1,537,876	0.1
287,302	WM Morrison Supermarkets PLC	852,306	0.0
159,662	WPP PLC	1,686,687	0.1
		251,404,758	14.0

	Total Common Stock
	(Cost $1,561,574,305)	1,719,710,015	96.0

PREFERRED STOCK: 0.5%
	Germany: 0.5%
7,483	Bayerische Motoren Werke AG	492,628	0.0
9,077	Fuchs Petrolub AG	374,698	0.0
22,830	Henkel AG & Co. KGaA	2,332,653	0.1
19,501	Porsche AG	1,223,741	0.1
4,521	Sartorius AG	776,971	0.1
23,341	Volkswagen AG	3,679,842	0.2

	Total Preferred Stock
	(Cost $9,623,349)	8,880,533	0.5

	Total Long-Term Investments
	(Cost $1,571,197,654)	1,728,590,548	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateral(5): 3.7%
10,639,934	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $10,642,190, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $10,852,733, due 04/25/19-08/15/48)	10,639,934	0.6
15,552,879	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $15,556,267, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $15,863,937, due 04/02/19-10/20/68)	15,552,879	0.9
15,552,879	Daiwa Capital Markets, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $15,556,267, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $15,863,937, due 04/11/19-03/20/49)	15,552,879	0.9
15,552,879	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $15,556,203, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $15,863,937, due 03/20/47-12/20/48)	15,552,879	0.9
8,181,569	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $8,183,452, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,359,009, due 07/15/20-02/15/47)	8,181,569	0.4
		65,480,140	3.7

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
43,927,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $43,927,000)	$43,927,000	2.4

	Total Short-Term Investments
	(Cost $109,407,140)	109,407,140	6.1

	Total Investments in Securities (Cost $1,680,604,794)	$1,837,997,688	102.6
	Liabilities in Excess of Other Assets	(45,872,893)	(2.6)
	Net Assets	$1,792,124,795	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	18.2%
Industrials	13.9
Consumer Staples	11.4
Health Care	10.9
Consumer Discretionary	10.6
Materials	7.2
Information Technology	6.1
Energy	5.7
Communication Services	5.2
Real Estate	3.7
Utilities	3.6
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$2,490,875	$123,248,046	$–	$125,738,921
Austria	–	4,124,217	–	4,124,217
Belgium	–	17,447,188	–	17,447,188

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
China	$550,572	$2,244,524	$–	$2,795,096
Denmark	2,471,359	28,419,790	–	30,891,149
Finland	825,371	19,806,954	–	20,632,325
France	7,494,332	173,337,326	–	180,831,658
Germany	3,449,455	134,810,541	–	138,259,996
Hong Kong	2,191,393	63,717,354	–	65,908,747
Ireland	3,243,445	6,066,541	–	9,309,986
Israel	4,602,429	4,818,259	–	9,420,688
Italy	–	35,719,262	–	35,719,262
Japan	681,181	414,066,667	–	414,747,848
Luxembourg	716,611	1,120,865	–	1,837,476
Macau	–	2,556,611	–	2,556,611
Mexico	–	325,879	–	325,879
Netherlands	4,585,110	102,324,980	–	106,910,090
New Zealand	–	4,232,808	–	4,232,808
Norway	431,528	11,934,753	–	12,366,281
Portugal	–	2,752,545	–	2,752,545
Singapore	–	23,093,756	–	23,093,756
Spain	–	51,613,526	–	51,613,526
Sweden	–	42,592,210	–	42,592,210
Switzerland	1,017,022	162,778,175	–	163,795,197
United Arab Emirates	–	401,797	–	401,797
United Kingdom	177,727	251,227,031	–	251,404,758
Total Common Stock	34,928,410	1,684,781,605	–	1,719,710,015
Preferred Stock	–	8,880,533	–	8,880,533
Short-Term Investments	43,927,000	65,480,140	–	109,407,140
Total Investments, at fair value	$78,855,410	$1,759,142,278	$–	$1,837,997,688
Other Financial Instruments+
Futures	978,817	–	–	978,817
Total Assets	$79,834,227	$1,759,142,278	$–	$1,838,976,505

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $2,752,991 and $15,570,488 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	635	06/21/19	$59,258,200	$978,817
			$59,258,200	$978,817

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,707,491,264.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$314,367,837
Gross Unrealized Depreciation	(179,586,959)

Net Unrealized Appreciation	$134,780,878

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 7.9%
400		Akatsuki, Inc.	$23,055	0.0
900		Amuse, Inc.	19,104	0.0
1,200		AOI TYO Holdings, Inc.	8,515	0.0
700		Asahi Net, Inc.	3,445	0.0
1,200		Ateam, Inc.	19,573	0.0
2,800		Avex, Inc.	37,393	0.0
4,900		Capcom Co., Ltd.	109,975	0.1
3,500		COLOPL, Inc.	21,756	0.0
4,300	(1)	Cookpad, Inc.	10,828	0.0
6,600		CyberAgent, Inc.	270,075	0.1
1,700		Daiichikosho Co., Ltd.	87,048	0.0
5,800		Dena Co., Ltd.	87,430	0.0
13,000		Dentsu, Inc.	550,190	0.2
1,700		Dip Corp.	29,485	0.0
4,500		F N Communications, Inc.	22,948	0.0
899		Faith, Inc.	7,430	0.0
11,400		Fuji Media Holdings, Inc.	157,476	0.1
300		Gakken Holdings Co., Ltd.	13,950	0.0
2,200		Gurunavi, Inc.	13,833	0.0
6,400		Gree, Inc.	26,196	0.0
2,000	(1)	Gumi, Inc.	12,779	0.0
27,200		GungHo Online Entertainment, Inc.	99,288	0.1
14,800		Hakuhodo DY Holdings, Inc.	238,313	0.1
1,900		Intage Holdings, Inc.	14,771	0.0
1,700		Internet Initiative Japan, Inc.	34,482	0.0
12,100	(1),(2)	Japan Communications, Inc.	12,274	0.0
3,486		Kadokawa Dwango Corp.	36,779	0.0
8,300		Kakaku.com, Inc.	159,901	0.1
1,100		Kamakura Shinsho Ltd.	14,206	0.0
95,900		KDDI Corp.	2,065,427	0.9
2,400	(1),(2)	KLab, Inc.	18,909	0.0
2,352		Koei Tecmo Holdings Co. Ltd.	45,425	0.0
4,623		Konami Holdings Corp.	201,145	0.1
4,000		Lifull Co., Ltd.	21,033	0.0
3,500	(1)	LINE Corp.	123,252	0.1
1,700		Macromill, Inc.	20,538	0.0
2,600		Marvelous, Inc.	20,201	0.0
28,000	(1)	Nexon Co. Ltd.	440,337	0.2
6,800		Nintendo Co., Ltd.	1,949,499	0.8
74,800		Nippon Telegraph & Telephone Corp.	3,188,806	1.4
9,700		Nippon Television Holdings, Inc.	145,621	0.1
68,400		NTT DoCoMo, Inc.	1,515,993	0.7
700		OPT Holding, Inc.	10,983	0.0
1,400		Shobunsha Publications, Inc.	5,388	0.0
800		Shochiku Co., Ltd.	89,717	0.1
8,200		SKY Perfect JSAT Holdings, Inc.	34,139	0.0
86,600	(2)	Softbank Corp.	975,653	0.4
45,550		SoftBank Group Corp.	4,440,064	1.9
5,200	(2)	Square Enix Holdings Co., Ltd.	182,762	0.1
400		Toei Co., Ltd.	53,308	0.0
7,200		Toho Co., Ltd.	289,633	0.1
6,700		Tokyo Broadcasting System Holdings, Inc.	122,800	0.1
2,900		TV Asahi Holdings Corp.	51,019	0.0
1,100		Tv Tokyo Holdings Corp.	23,159	0.0
800		ValueCommerce Co. Ltd.	14,977	0.0
1,500	(1)	Vector, Inc.	19,008	0.0
400	(1)	Vision, Inc./Tokyo Japan	18,637	0.0
600		Wowow, Inc.	16,083	0.0
69,600		Yahoo! Japan Corp.	170,705	0.1
2,050		Zenrin Co., Ltd.	45,479	0.0
			18,462,198	7.9

		Consumer Discretionary: 16.9%
1,700		ABC-Mart, Inc.	101,211	0.1
1,600		Adastria Co. Ltd.	35,522	0.0
400		Aeon Fantasy Co., Ltd.	10,339	0.0
2,400		Aisan Industry Co., Ltd.	14,782	0.0
9,170		Aisin Seiki Co., Ltd.	328,277	0.2
8,000	(1)	Akebono Brake Industry Co., Ltd.	8,981	0.0
800		Alpen Co., Ltd.	12,371	0.0
500		Amiyaki Tei Co., Ltd.	15,767	0.0
2,500		AOKI Holdings, Inc.	26,203	0.0
2,200		Aoyama Trading Co., Ltd.	50,048	0.0
600		Arata Corp.	20,718	0.0
2,200		Arcland Sakamoto Co. Ltd	29,828	0.0
600		Arcland Service Holdings Co. Ltd.	11,012	0.0
1,200		Asahi Co., Ltd.	16,614	0.0
11,100		Asics Corp.	149,367	0.1
1,000		ASKUL Corp.	24,991	0.0
1,800		Atsugi Co., Ltd.	15,684	0.0
4,000	(2)	Autobacs Seven Co., Ltd.	66,508	0.0
11,500		Bandai Namco Holdings, Inc.	539,936	0.2
2,700		Belluna Co., Ltd.	20,975	0.0
3,800		Benesse Holdings, Inc.	98,888	0.1
6,000		BIC Camera, Inc.	63,109	0.0
34,100		Bridgestone Corp.	1,313,992	0.6
800		BRONCO BILLY Co. Ltd.	19,068	0.0
1,400		Can Do Co., Ltd.	21,397	0.0
2,900		Canon Marketing Japan, Inc.	57,172	0.0
9,500	(2)	Casio Computer Co., Ltd.	124,317	0.1
500		Central Sports Co., Ltd.	14,255	0.0
1,300		Chiyoda Co., Ltd.	20,926	0.0
800		Chofu Seisakusho Co., Ltd.	16,591	0.0
900		Chori Co., Ltd.	12,669	0.0
1,600		Cleanup Corp.	8,553	0.0
3,800		Colowide Co., Ltd.	78,797	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,600		Create Restaurants Holdings, Inc.	$44,526	0.0
1,900		Daido Metal Co., Ltd.	12,176	0.0
1,900		Daidoh Ltd.	5,561	0.0
700		Daikoku Denki Co., Ltd.	9,753	0.0
2,600		Daikyonishikawa Corp.	23,942	0.0
1,500		Dainichi Co., Ltd.	9,228	0.0
600		Daisyo Corp.	8,143	0.0
5,400		DCM Holdings Co., Ltd.	50,367	0.0
300		DD Holdings Co. Ltd	4,919	0.0
24,300		Denso Corp.	949,383	0.4
2,900		Descente Ltd.	76,133	0.1
6,500		Pan Pacific International Holdings Corp.	430,653	0.2
1,300		Doshisha Co., Ltd.	20,307	0.0
2,000		Doutor Nichires Holdings Co., Ltd.	38,023	0.0
1,000		Dynic Corp.	6,496	0.0
1,600	(2)	Eagle Industry Co., Ltd.	17,515	0.0
4,200		EDION Corp.	36,682	0.0
2,500	(2)	ES-Con Japan Ltd.	16,535	0.0
1,400		Exedy Corp.	30,413	0.0
1,500		Fast Retailing Co., Ltd.	706,442	0.3
1,900		FCC Co., Ltd.	40,295	0.0
1,700		Foster Electric Co., Ltd.	25,609	0.0
1,900		France Bed Holdings Co., Ltd.	15,494	0.0
1,200		F-Tech, Inc.	9,689	0.0
1,500		Fuji Co., Ltd.	25,914	0.0
1,600	(2)	Fuji Kyuko Co., Ltd.	60,233	0.0
800		Fujibo Holdings, Inc.	19,077	0.0
1,300		Fujikura Rubber Ltd.	5,117	0.0
700		Fujita Kanko, Inc.	17,275	0.0
3,800		Fujitsu General Ltd.	53,873	0.0
1,700	(1)	Funai Electric Co., Ltd.	11,502	0.0
1,000		Furukawa Battery Co., Ltd.	6,320	0.0
4,000		Futaba Industrial Co., Ltd.	19,762	0.0
300		Genki Sushi Co., Ltd.	14,009	0.0
1,900		Geo Corp.	26,421	0.0
800		Globeride, Inc.	19,032	0.0
1,000	(2)	Goldwin, Inc.	145,950	0.1
1,000	(1)	Gourmet Kineya Co., Ltd.	10,452	0.0
1,400		G-Tekt Corp.	19,399	0.0
900		Gunze Ltd.	36,454	0.0
5,335		H2O Retailing Corp.	74,475	0.0
1,400		Happinet Corp.	18,102	0.0
1,500		Hard Off Corp. Co., Ltd.	10,719	0.0
1,400		Haruyama Trading Co., Ltd.	10,900	0.0
14,900		Haseko Corp.	187,797	0.1
2,788	(2)	Heiwa Corp.	55,780	0.0
1,881		Hiday Hidaka Corp.	36,434	0.0
1,300		Hikari Tsushin, Inc.	246,749	0.1
3,000	(2)	Hiramatsu, Inc.	9,254	0.0
2,000		HIS Co., Ltd.	73,654	0.0
93,800		Honda Motor Co., Ltd.	2,547,681	1.1
2,010		Honeys Holdings Co., Ltd.	20,034	0.0
2,500		Hoosiers Holdings Co. Ltd.	14,549	0.0
900		Ichibanya Co., Ltd.	39,376	0.0
2,000		Ichikoh Industries Ltd.	10,804	0.0
3,900		IDOM, Inc.	11,369	0.0
8,920		Iida Group Holdings Co. Ltd.	161,856	0.1
1,700		Imasen Electric Industrial	15,401	0.0
20,200		Isetan Mitsukoshi Holdings Ltd.	204,358	0.1
3,200	(2)	Istyle, Inc.	26,620	0.0
34,500		Isuzu Motors Ltd.	454,533	0.2
2,100		Izumi Co., Ltd.	98,005	0.1
13,600		J Front Retailing Co., Ltd.	162,053	0.1
2,200		Janome Sewing Machine Co., Ltd.	9,454	0.0
1,200		Japan Best Rescue System Co. Ltd.	16,481	0.0
3,500		Japan Wool Textile Co., Ltd.	29,849	0.0
800		JINS, Inc.	43,304	0.0
370		Joban Kosan Co. Ltd.	5,299	0.0
1,500	(2)	Joshin Denki Co., Ltd.	34,657	0.0
3,200		Joyful Honda Co. Ltd.	40,509	0.0
5,500		JP-Holdings, Inc.	15,145	0.0
10,870		JVC Kenwood Corp.	26,367	0.0
1,900		Kappa Create Co., Ltd.	24,798	0.0
2,000		Kasai Kogyo Co., Ltd.	14,810	0.0
500		Kawai Musical Instruments Manufacturing Co., Ltd.	13,022	0.0
1,200	(1)	KYB Corp.	29,519	0.0
2,700		Keihin Corp.	44,319	0.0
2,800		Keiyo Co., Ltd.	12,530	0.0
1,100	(1)	KNT-CT Holdings Co., Ltd.	13,223	0.0
400		Kintetsu Department Store Co. Ltd.	12,598	0.0
1,600		Kisoji Co., Ltd.	38,363	0.0
1,800		Kohnan Shoji Co., Ltd.	44,698	0.0
6,600		Koito Manufacturing Co., Ltd.	375,230	0.2
1,300	(1)	Kojima Co., Ltd.	6,966	0.0
2,700		Komatsu Matere Co. Ltd.	19,751	0.0
2,400		KOMEDA Holdings Co. Ltd.	45,643	0.0
1,700		Komeri Co., Ltd.	41,708	0.0
2,400		Konaka Co., Ltd.	9,288	0.0
3,200		Koshidaka Holdings Co. Ltd.	48,164	0.0
600		Kourakuen Holdings Corp.	14,360	0.0
11,240		Ks Holdings Corp.	99,725	0.1
700		Kura Corp.	32,112	0.0
1,300		Kurabo Industries Ltd.	23,910	0.0
1,520		Kyoritsu Maintenance Co., Ltd.	75,577	0.0
1,600		LEC, Inc.	20,490	0.0
640		Look Holdings, Inc.	8,780	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
800		Mars Group Holdings Corp.	$15,890	0.0
9,100	(2)	Marui Group Co., Ltd.	183,994	0.1
400		Matsuoka Corp.	12,582	0.0
2,700		Matsuya Co., Ltd.	24,532	0.0
700		Matsuyafoods Holdings Co. Ltd.	23,337	0.0
34,100		Mazda Motor Corp.	382,326	0.2
500		Media Do Holdings Co. Ltd.	13,010	0.0
2,500		Meiko Network Japan Co., Ltd.	21,760	0.0
1,800		Meiwa Estate Co., Ltd.	9,289	0.0
1,500		Misawa Homes Co., Ltd.	10,740	0.0
2,700		Mitsuba Corp.	15,220	0.0
41,100		Mitsubishi Motors Corp.	218,988	0.1
1,200		Mizuno Corp.	27,851	0.0
300		Monogatari Corp.	24,462	0.0
1,800		MOS Food Services, Inc.	43,769	0.0
2,800		Musashi Seimitsu Industry Co., Ltd.	38,028	0.0
1,800		Nakayamafuku Co., Ltd.	8,537	0.0
2,200		Nextage Co. Ltd.	23,676	0.0
9,400		NGK Spark Plug Co., Ltd.	175,079	0.1
10,700		NHK Spring Co., Ltd.	96,289	0.1
4,200		Nifco, Inc.	107,228	0.1
800		Nihon Eslead Corp.	11,010	0.0
700		Nihon Tokushu Toryo Co., Ltd.	7,302	0.0
19,300		Nikon Corp.	272,876	0.1
1,800		Nippon Felt Co., Ltd.	7,446	0.0
900		Nippon Piston Ring Co., Ltd.	12,803	0.0
2,900		Nishimatsuya Chain Co., Ltd.	24,371	0.0
130,100		Nissan Motor Co., Ltd.	1,068,400	0.5
1,300		Nissan Shatai Co., Ltd.	11,283	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	10,599	0.0
2,300		Nissin Kogyo Co., Ltd.	28,883	0.0
4,800		Nitori Co., Ltd.	620,618	0.3
2,000		Nojima Corp.	36,371	0.0
5,800	(2)	NOK Corp.	90,537	0.1
1,200		Ohashi Technica, Inc.	15,104	0.0
900		Ohsho Food Service Corp.	57,052	0.0
7,200		Onward Holdings Co., Ltd.	38,120	0.0
500	(1)	Open Door, Inc.	15,232	0.0
12,600		Oriental Land Co., Ltd.	1,433,074	0.6
2,600		Pacific Industrial Co., Ltd.	36,670	0.0
700		PAL Group Holdings Co., Ltd.	19,026	0.0
1,900		Paltac Corp.	103,623	0.1
126,950		Panasonic Corp.	1,094,575	0.5
800		Parco Co., Ltd.	7,311	0.0
2,000		Paris Miki Holdings, Inc.	7,126	0.0
1,400		PC Depot Corp.	5,613	0.0
1,000		Pepper Food Service Co. Ltd.	20,792	0.0
400		PIA Corp.	16,614	0.0
2,000		Piolax, Inc.	38,564	0.0
1,300		Plenus Co., Ltd.	20,753	0.0
6,500		Press Kogyo Co., Ltd.	34,562	0.0
1,800		Pressance Corp.	22,434	0.0
600		QB Net Holdings Co. Ltd.	11,147	0.0
48,600		Rakuten, Inc.	461,206	0.2
1,000		Renaissance, Inc.	17,701	0.0
4,700		Resorttrust, Inc.	63,819	0.0
1,400		Right On Co., Ltd.	9,328	0.0
600		Riken Corp.	27,311	0.0
1,900	(2)	Ringer Hut Co., Ltd.	40,587	0.0
2,000		Rinnai Corp.	141,611	0.1
4,220		Riso Kyoiku Co. Ltd.	19,472	0.0
3,500		Round One Corp.	44,402	0.0
2,200		Royal Holdings Co., Ltd.	55,075	0.0
1,600	(2)	Ryohin Keikaku Co., Ltd.	406,136	0.2
2,800		Sagami Holdings Corp.	32,303	0.0
1,900		Saizeriya Co., Ltd.	36,641	0.0
400		Sakai Ovex Co., Ltd.	6,542	0.0
600		San Holdings, Inc.	13,517	0.0
1,800	(1)	Sanden Holdings Corp.	12,302	0.0
4,100		Sangetsu Co., Ltd.	74,514	0.0
2,700		Sankyo Co., Ltd.	103,080	0.1
2,300		Sankyo Seiko Co., Ltd.	9,853	0.0
3,200		Sanrio Co., Ltd.	76,462	0.1
1,100		Sanyo Electric Railway Co. Ltd.	21,907	0.0
800		Sanyo Shokai Ltd.	12,500	0.0
2,200		Scroll Corp.	7,474	0.0
11,100		Sega Sammy Holdings, Inc.	131,156	0.1
1,900		Seiko Holdings Corp.	45,330	0.0
2,800		Seiren Co., Ltd.	41,438	0.0
23,900		Sekisui Chemical Co., Ltd.	385,118	0.2
38,500		Sekisui House Ltd.	638,002	0.3
3,700	(1)	Senshukai Co., Ltd.	7,976	0.0
10,700	(2)	Sharp Corp.	118,219	0.1
2,500		Shimachu Co., Ltd.	65,198	0.0
1,300		Shimamura Co., Ltd.	110,177	0.1
4,500		Shimano, Inc.	732,676	0.3
900		Shimojima Co., Ltd.	9,233	0.0
700		Shoei Co. Ltd.	29,929	0.0
2,900		Showa Corp.	37,089	0.0
10,300		Skylark Holdings Co. Ltd	170,712	0.1
74,512		Sony Corp.	3,145,987	1.4
3,000		Space Value Holdings Co. Ltd.	13,888	0.0
1,100		St. Marc Holdings Co., Ltd.	24,751	0.0
7,800		Stanley Electric Co., Ltd.	210,191	0.1
11,900	(2)	ZOZO, Inc.	224,980	0.1
1,500		Starts Corp., Inc.	32,073	0.0
800		Studio Alice Co., Ltd.	16,493	0.0
34,400		Subaru Corp.	785,444	0.4
500		Suminoe Textile Co., Ltd.	13,002	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
40,700		Sumitomo Electric Industries Ltd.	$541,435	0.2
8,100		Sumitomo Forestry Co., Ltd.	112,750	0.1
2,500		Sumitomo Riko Co., Ltd.	21,026	0.0
9,605		Sumitomo Rubber Industries, Inc.	115,362	0.1
1,300		Sushiro Global Holdings Ltd.	89,597	0.1
20,400		Suzuki Motor Corp.	904,289	0.4
900		Syuppin Co. Ltd.	6,673	0.0
500		T RAD Co., Ltd.	9,593	0.0
2,000		Tachi-S Co., Ltd.	28,680	0.0
1,300		Taiho Kogyo Co., Ltd.	10,651	0.0
8,400		Takashimaya Co., Ltd.	111,936	0.1
640		Take And Give Needs Co., Ltd.	8,209	0.0
400		Takihyo Co., Ltd.	6,334	0.0
1,200		Tama Home Co. Ltd.	11,597	0.0
1,300		Tamron Co., Ltd.	23,753	0.0
2,700		TBK Co., Ltd.	9,983	0.0
1,000		T-Gaia Corp.	16,607	0.0
1,400		Toa Corp./Hyogo	14,153	0.0
2,800		Tokai Rika Co., Ltd.	47,829	0.0
520		Token Corp.	33,770	0.0
600	(1)	Tokyo Base Co. Ltd.	5,262	0.0
1,350		Sac's Bar Holdings, Inc.	14,010	0.0
4,800		Tokyo Dome Corp.	45,847	0.0
700		Tokyotokeiba Co., Ltd.	21,222	0.0
5,100		Tomy Co., Ltd.	52,747	0.0
2,100		Topre Corp.	39,328	0.0
1,600	(2)	Toridoll Holdings Corp.	32,345	0.0
500		Torikizoku Co. Ltd.	7,822	0.0
500		Tosho Co. Ltd.	13,894	0.0
5,900		Toyo Tire & Rubber Co., Ltd.	67,069	0.0
3,900		Toyoda Gosei Co., Ltd.	82,801	0.1
3,400		Toyota Boshoku Corp.	51,544	0.0
8,900		Toyota Industries Corp.	447,216	0.2
123,682	(2)	Toyota Motor Corp.	7,286,205	3.1
1,400		TPR Co., Ltd.	26,719	0.0
2,500		TS Tech Co., Ltd.	72,174	0.0
4,750		TSI Holdings Co. Ltd.	27,255	0.0
500		Tsutsumi Jewelry Co., Ltd.	8,497	0.0
2,300		Unipres Corp.	36,023	0.0
1,400		United Arrows Ltd.	48,769	0.0
4,900	(1)	Unitika Ltd.	18,865	0.0
1,300	(1)	U-Shin Ltd.	11,550	0.0
12,700		USS Co., Ltd.	236,189	0.1
4,400		VT Holdings Co. Ltd.	16,600	0.0
3,300		Wacoal Holdings Corp.	82,159	0.1
1,600		WATAMI Co., Ltd.	23,324	0.0
900		World Co. Ltd.	18,106	0.0
1,700		Xebio Holdings Co., Ltd.	18,749	0.0
32,632	(2)	Yamada Denki Co., Ltd.	160,937	0.1
6,500		Yamaha Corp.	325,478	0.2
15,900		Yamaha Motor Co., Ltd.	312,759	0.2
700		Yasunaga Corp.	8,751	0.0
2,200		Yellow Hat Ltd.	28,984	0.0
6,100		Yokohama Rubber Co., Ltd.	113,553	0.1
500		Yomiuri Land Co., Ltd.	19,537	0.0
1,300		Yondoshi Holdings, Inc.	24,504	0.0
1,400		Yorozu Corp.	18,327	0.0
3,900		Yoshinoya D&C Co., Ltd.	63,002	0.0
5,000	(2)	Zensho Holdings Co., Ltd.	115,947	0.1
2,400		Zojirushi Corp.	24,987	0.0
			39,721,661	16.9

		Consumer Staples: 9.2%
42,245		Aeon Co., Ltd.	884,836	0.4
1,500		Ain Holdings, Inc.	112,805	0.1
24,900		Ajinomoto Co., Inc.	398,574	0.2
2,000		Arcs Co., Ltd.	44,054	0.0
1,000		Ariake Japan Co., Ltd.	53,639	0.0
2,300		Artnature, Inc.	13,183	0.0
23,400		Asahi Group Holdings, Ltd.	1,044,541	0.5
1,100		Axial Retailing, Inc.	33,904	0.0
600		Belc Co., Ltd.	27,207	0.0
5,100	(2)	Calbee, Inc.	137,741	0.1
1,000	(2)	Cawachi Ltd.	16,008	0.0
1,700		Chubu Shiryo Co., Ltd.	17,966	0.0
400		Ci:z Holdings Co. Ltd.	21,247	0.0
8,552		Coca-Cola Bottlers Japan, Inc.	217,533	0.1
1,220		Cocokara fine, Inc.	48,534	0.0
500		Cosmos Pharmaceutical Corp.	86,574	0.0
1,700		Create SD Holdings Co., Ltd.	40,063	0.0
400		Daikokutenbussan Co., Ltd.	13,884	0.0
700		DyDo Group Holdings, Inc.	31,590	0.0
900		Earth Corp.	41,794	0.0
5,100	(1),(2)	Euglena Co. Ltd.	31,717	0.0
3,300		Ezaki Glico Co., Ltd.	173,675	0.1
12,360	(2)	FamilyMart UNY Holdings Co., Ltd.	315,067	0.1
5,200		FANCL Corp.	134,860	0.1
9,680		Feed One Co., Ltd.	15,411	0.0
2,700		Fuji Oil Holdings, Inc.	92,563	0.1
1,300		Fujicco Co., Ltd.	25,292	0.0
900		Fujiya Co., Ltd.	17,724	0.0
500		Genky DrugStores Co. Ltd.	10,840	0.0
1,200		Hayashikane Sangyo Co., Ltd.	6,274	0.0
2,500		Heiwado Co., Ltd.	53,270	0.0
1,600		Hokuto Corp.	27,731	0.0
4,300		House Foods Group, Inc.	173,242	0.1
500		Imuraya Group Co. Ltd.	10,989	0.0
1,500		Inageya Co., Ltd.	17,276	0.0
3,400		Ito En Ltd.	176,979	0.1
300		Itochu-Shokuhin Co., Ltd.	12,835	0.0
6,570		Itoham Yonekyu Holdings, Inc.	40,957	0.0
64,000		Japan Tobacco, Inc.	1,585,141	0.7

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
600		J-Oil Mills, Inc.	$22,342	0.0
4,400		Kagome Co., Ltd.	123,861	0.1
700		Kameda Seika Co. Ltd.	33,593	0.0
27,100		Kao Corp.	2,138,912	0.9
1,800		Kato Sangyo Co., Ltd.	59,455	0.0
800		Kenko Mayonnaise Co. Ltd.	15,888	0.0
6,000		Kewpie Corp.	144,142	0.1
1,400		Key Coffee, Inc.	26,278	0.0
7,400		Kikkoman Corp.	363,867	0.2
50,600		Kirin Holdings Co., Ltd.	1,210,538	0.5
3,900		Kitanotatsujin Corp.	16,481	0.0
3,200		Kobayashi Pharmaceutical Co., Ltd.	270,746	0.1
1,800		Kobe Bussan Co. Ltd.	68,379	0.0
1,900		Kose Corp.	350,191	0.2
1,200		Kotobuki Spirits Co. Ltd.	46,046	0.0
900		Kusuri no Aoki Holdings Co. Ltd.	64,498	0.0
800		Kyokuyo Co., Ltd.	20,523	0.0
200		Lacto Japan Co. Ltd.	16,227	0.0
2,800		Lawson, Inc.	155,330	0.1
1,000		Life Corp.	21,495	0.0
15,500		Lion Corp.	326,650	0.2
2,300		Mandom Corp.	59,250	0.0
1,400		Marudai Food Co., Ltd.	23,813	0.0
2,400		Maruha Nichiro Corp.	85,996	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	153,699	0.1
2,600		Megmilk Snow Brand Co., Ltd.	63,413	0.0
7,800		MEIJI Holdings Co., Ltd.	634,073	0.3
700		Meito Sangyo Co., Ltd.	9,627	0.0
1,424		Milbon Co., Ltd.	66,372	0.0
1,100		Ministop Co., Ltd.	17,037	0.0
1,000		Mitsubishi Shokuhin Co. Ltd.	26,176	0.0
1,000		Mitsui Sugar Co., Ltd.	24,644	0.0
900		Miyoshi Oil & Fat Co., Ltd.	9,129	0.0
2,700		Morinaga & Co., Ltd.	117,422	0.1
2,400		Morinaga Milk Industry Co., Ltd.	81,595	0.0
300		Morozoff Ltd.	13,369	0.0
500		Nagatanien Holdings Co., Ltd.	11,228	0.0
600		Nakamuraya Co., Ltd.	22,974	0.0
1,000		Natori Co., Ltd.	14,876	0.0
4,500	(2)	NH Foods Ltd.	162,144	0.1
5,700		Nichirei Corp.	140,785	0.1
620		Nihon Chouzai Co., Ltd.	21,012	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	19,030	0.0
3,800		Nippon Flour Mills Co., Ltd.	65,305	0.0
14,200		Nippon Suisan Kaisha Ltd.	108,565	0.1
300		Nishimoto Co. Ltd.	11,780	0.0
1,400		Nisshin Oillio Group Ltd.	41,422	0.0
12,745		Nisshin Seifun Group, Inc.	292,985	0.1
4,700		Nissin Food Products Co., Ltd.	323,389	0.1
700		Noevir Holdings Co. Ltd.	34,037	0.0
5,400		Oenon Holdings, Inc.	20,010	0.0
1,000		OIE Sangyo Co., Ltd.	11,793	0.0
2,000		Okuwa Co., Ltd.	20,091	0.0
6,700		Pigeon Corp.	274,893	0.1
4,800		Pola Orbis Holdings, Inc.	153,534	0.1
1,800		Prima Meat Packers Ltd.	33,448	0.0
1,400		Qol Holdings Co. Ltd.	19,120	0.0
1,700		Rock Field Co., Ltd.	25,130	0.0
1,000		Rokko Butter Co. Ltd.	19,307	0.0
800		S Foods, Inc.	29,350	0.0
2,000		Sakata Seed Corp.	68,134	0.0
900		San-A Co., Ltd.	36,042	0.0
4,200		Sapporo Holdings Ltd.	91,891	0.0
45,743		Seven & I Holdings Co., Ltd.	1,725,892	0.7
22,100		Shiseido Co., Ltd.	1,600,147	0.7
600		Shoei Foods Corp.	17,086	0.0
900		Showa Sangyo Co., Ltd.	24,359	0.0
1,200		Sogo Medical Holdings Co. Ltd.	18,384	0.0
1,000		ST Corp.	17,125	0.0
600	(2)	Starzen Co., Ltd.	20,536	0.0
2,500		Sugi Holdings Co., Ltd.	110,327	0.1
4,100		Sundrug Co., Ltd.	113,153	0.1
7,400		Suntory Beverage & Food Ltd.	348,033	0.2
8,400		Takara Holdings, Inc.	99,557	0.1
1,200		Toho Co., Ltd./Hyogo	23,999	0.0
1,600		Torigoe Co., Ltd.	11,042	0.0
5,600		Toyo Suisan Kaisha Ltd.	213,470	0.1
2,400		Tsuruha Holdings, Inc.	195,465	0.1
23,600		Unicharm Corp.	782,392	0.3
3,680		United Super Markets Holdings, Inc.	36,443	0.0
2,200		Valor Holdings Co., Ltd.	53,382	0.0
1,100		Warabeya Nichiyo Co., Ltd.	18,106	0.0
2,940		Welcia Holdings Co. Ltd.	99,884	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	15,097	0.0
8,300		Yakult Honsha Co., Ltd.	581,943	0.3
400		Yakuodo Co. Ltd.	9,610	0.0
1,700		YA-MAN Ltd.	17,590	0.0
1,400		Yamatane Corp.	19,799	0.0
9,000		Yamazaki Baking Co., Ltd.	146,307	0.1
1,300		Yaoko Co., Ltd.	63,958	0.0
3,500		Yokohama Reito Co., Ltd.	28,303	0.0
500		Yomeishu Seizo Co., Ltd.	9,623	0.0
			21,581,864	9.2

		Energy: 1.0%
3,300		Cosmo Energy Holdings Co. Ltd.	66,276	0.0
3,400		Fuji Oil Co., Ltd.	7,725	0.0
12,705		Idemitsu Kosan Co., Ltd.	424,958	0.2
60,800		Inpex Corp.	578,386	0.3

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
2,200		Itochu Enex Co., Ltd.	$17,764	0.0
2,500		Iwatani Corp.	80,317	0.1
400		Japan Oil Transportation Co., Ltd.	10,374	0.0
1,900		Japan Petroleum Exploration Co., Ltd.	40,924	0.0
185,360		JXTG Holdings, Inc.	846,158	0.4
1,800		Mitsuuroko Group Holdings Co., Ltd.	13,778	0.0
1,000		Modec, Inc.	28,501	0.0
14,600		Nippon Coke & Engineering Co., Ltd.	13,200	0.0
2,300		Sala Corp.	12,810	0.0
3,200		San-Ai Oil Co., Ltd.	26,276	0.0
1,600		Shinko Plantech Co., Ltd.	17,086	0.0
800		Sinanen Holdings Co., Ltd.	15,206	0.0
700		Toyo Kanetsu K K	12,703	0.0
			2,212,442	1.0

		Financials: 10.4%
3,400		77 Bank Ltd.	47,529	0.0
21,800		Acom Co., Ltd.	77,942	0.0
6,800	(2)	AEON Financial Service Co., Ltd.	138,673	0.1
500		Aichi Bank Ltd.	15,540	0.0
20,200	(1)	Aiful Corp.	50,829	0.0
1,000		Akita Bank Ltd.	20,308	0.0
900	(1)	Anicom Holdings, Inc.	24,407	0.0
1,100		Aomori Bank Ltd.	29,189	0.0
6,200		Aozora Bank Ltd.	153,213	0.1
1,000		Aruhi Corp.	19,946	0.0
1,800		Awa Bank Ltd.	45,800	0.0
700		Bank of Iwate Ltd.	20,689	0.0
4,100		Bank of Kochi Ltd./The	171,669	0.1
900	(2)	Bank of Nagoya Ltd.	29,077	0.0
1,200		Bank of Okinawa Ltd.	37,408	0.0
700		Bank of Saga Ltd.	12,065	0.0
2,400		Bank of the Ryukyus Ltd.	24,477	0.0
38,600		Chiba Bank Ltd.	209,902	0.1
5,200		Chiba Kogyo Bank Ltd.	14,067	0.0
7,300		Chugoku Bank Ltd.	68,465	0.0
500		Chukyo Bank Ltd.	10,257	0.0
67,528		Concordia Financial Group Ltd.	261,087	0.1
7,100		Credit Saison Co., Ltd.	93,940	0.1
62,000		Dai-ichi Life Holdings, Inc.	863,123	0.4
1,900		Daishi Hokuetsu Financial Group, Inc.	53,783	0.0
1,300		Daito Bank Ltd.	7,488	0.0
87,800		Daiwa Securities Group, Inc.	427,965	0.2
500	(1)	Dream Incubator, Inc.	7,598	0.0
1,600		eGuarantee, Inc.	15,986	0.0
1,600		Ehime Bank Ltd.	16,471	0.0
16,200		FIDEA Holdings Co., Ltd.	19,190	0.0
3,900		Financial Products Group Co. Ltd.	32,018	0.0
1,400		Fukui Bank Ltd.	21,479	0.0
9,584		Fukuoka Financial Group, Inc.	212,819	0.1
2,400	(1)	Fukushima Bank Ltd.	8,213	0.0
1,300		Fuyo General Lease Co., Ltd.	64,486	0.0
2,000		GCA Corp.	14,258	0.0
20,900		Gunma Bank Ltd.	79,202	0.1
19,500		Hachijuni Bank Ltd.	80,945	0.1
15,700		Hiroshima Bank Ltd.	80,026	0.1
2,300		Hitachi Capital Corp.	53,415	0.0
1,400		Hokkoku Bank Ltd.	43,956	0.0
7,100		Hokuhoku Financial Group, Inc.	74,005	0.0
10,100		Hyakugo Bank Ltd.	32,161	0.0
1,200		Hyakujushi Bank Ltd.	24,870	0.0
2,200		IBJ Leasing Co., Ltd.	52,013	0.0
3,400		Ichiyoshi Securities Co., Ltd.	23,879	0.0
1,600		IwaiCosmo Holdings, Inc.	17,902	0.0
16,300		Iyo Bank Ltd.	86,288	0.1
1,300		Jaccs Co., Ltd.	20,956	0.0
1,700	(1)	Jafco Co., Ltd.	61,032	0.0
29,900		Japan Exchange Group, Inc.	533,684	0.2
29,200		Japan Post Bank Co. Ltd.	319,045	0.2
86,100		Japan Post Holdings Co. Ltd.	1,007,703	0.4
4,000	(2)	Japan Post Insurance Co. Ltd.	86,624	0.1
5,011	(2)	Japan Securities Finance Co., Ltd.	26,483	0.0
10,200		Jimoto Holdings, Inc.	10,704	0.0
1,500		Juroku Bank Ltd.	30,485	0.0
8,600		kabu.com Securities Co., Ltd.	43,237	0.0
5,327		Kansai Mirai Financial Group, Inc.	37,995	0.0
5,000		Keiyo Bank Ltd.	29,224	0.0
500		Kita-Nippon Bank Ltd.	8,872	0.0
4,500		Kiyo Bank Ltd.	62,790	0.0
2,000		Kyokuto Securities Co., Ltd.	18,603	0.0
18,020		Kyushu Financial Group, Inc.	73,296	0.0
300	(1)	M&A Capital Partners Co. Ltd.	13,709	0.0
4,300		Marusan Securities Co., Ltd.	25,423	0.0
5,500	(2)	Matsui Securities Co., Ltd.	51,842	0.0
54,590		Mebuki Financial Group, Inc.	139,728	0.1
1,000		Michinoku Bank Ltd.	14,537	0.0
5,400		Mito Securities Co., Ltd.	10,063	0.0
759,000		Mitsubishi UFJ Financial Group, Inc.	3,753,858	1.6
24,100		Mitsubishi UFJ Lease & Finance Co., Ltd.	123,024	0.1
28,611		MS&AD Insurance Group Holdings, Inc.	871,737	0.4

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
900		Miyazaki Bank Ltd.	$22,556	0.0
1,470,000		Mizuho Financial Group, Inc.	2,274,784	1.0
10,400		Monex Group, Inc.	36,066	0.0
1,900		Musashino Bank Ltd.	37,982	0.0
600		Nagano Bank Ltd.	9,123	0.0
1,400		Nanto Bank Ltd.	26,250	0.0
300		NEC Capital Solutions Ltd.	4,616	0.0
7,000		Nishi-Nippon Financial Holdings, Inc.	59,498	0.0
191,400		Nomura Holdings, Inc.	691,653	0.3
14,600		North Pacific Bank Ltd.	36,581	0.0
1,800		Ogaki Kyoritsu Bank Ltd.	37,462	0.0
700		Oita Bank Ltd.	21,901	0.0
10,000		Okasan Securities Group, Inc.	37,220	0.0
22,500	(2)	Orient Corp.	23,011	0.0
73,000		ORIX Corp.	1,048,836	0.5
119,500		Resona Holdings, Inc.	517,683	0.2
900		Ricoh Leasing Co., Ltd.	27,181	0.0
1,240		San ju San Financial Group, Inc.	17,297	0.0
6,300		San-In Godo Bank Ltd.	45,240	0.0
13,060		SBI Holdings, Inc.	292,043	0.1
11,830		Senshu Ikeda Holdings, Inc.	30,386	0.0
35,500		Seven Bank Ltd.	104,945	0.1
2,000		Shiga Bank Ltd.	47,710	0.0
2,200		Shikoku Bank Ltd.	20,712	0.0
700		Shimizu Bank Ltd.	11,511	0.0
7,300	(1)	Shinsei Bank Ltd.	103,876	0.1
26,900		Shizuoka Bank Ltd.	204,923	0.1
19,450		Sompo Holdings, Inc.	720,292	0.3
9,100		Sony Financial Holdings, Inc.	171,734	0.1
77,252		Sumitomo Mitsui Financial Group, Inc.	2,705,266	1.2
21,444		Sumitomo Mitsui Trust Holdings, Inc.	770,678	0.3
11,600	(1)	Suruga Bank Ltd.	53,813	0.0
33,900		T&D Holdings, Inc.	356,994	0.2
700		Taiko Bank Ltd.	10,363	0.0
8,800		Tochigi Bank Ltd.	18,694	0.0
11,100		Toho Bank Ltd.	29,724	0.0
1,300		Tohoku Bank Ltd.	12,346	0.0
12,500		Tokai Tokyo Financial Holdings	45,362	0.0
40,000		Tokio Marine Holdings, Inc.	1,937,867	0.8
2,300		Tokyo Century Corp.	100,242	0.1
1,728		Tokyo Kiraboshi Financial Group, Inc.	24,487	0.0
1,100		Tomato Bank Ltd.	10,533	0.0
9,700		TOMONY Holdings, Inc.	36,928	0.0
2,200		Towa Bank Ltd.	14,179	0.0
7,000		Toyo Securities Co., Ltd.	8,998	0.0
6,200		Tsukuba Bank Ltd.	10,833	0.0
1,300		Yamagata Bank Ltd.	23,148	0.0
13,000		Yamaguchi Financial Group, Inc.	110,224	0.1
1,600		Yamanashi Chuo Bank Ltd.	19,858	0.0
3,100		Zenkoku Hosho Co. Ltd.	108,490	0.1
			24,456,771	10.4

		Health Care: 8.7%
12,200		Alfresa Holdings Corp.	347,661	0.2
900		As One Corp.	71,619	0.0
4,700		Asahi Intecc Co. Ltd.	221,345	0.1
1,400		ASKA Pharmaceutical Co., Ltd.	14,520	0.0
102,800		Astellas Pharma, Inc.	1,544,651	0.7
1,500		BML, Inc.	43,570	0.0
11,600		Chugai Pharmaceutical Co., Ltd.	798,997	0.4
700		CMIC Holdings Co., Ltd.	9,740	0.0
900		Create Medic Co., Ltd.	7,752	0.0
31,600		Daiichi Sankyo Co., Ltd.	1,459,215	0.6
1,800		Daiken Medical Co. Ltd.	9,044	0.0
860		Daito Pharmaceutical Co. Ltd.	21,482	0.0
2,100		Eiken Chemical Co., Ltd.	49,512	0.0
13,400		Eisai Co., Ltd.	753,976	0.3
1,000		Elan Corp.	13,397	0.0
2,000		EPS Holdings, Inc.	33,445	0.0
500		Falco Holdings Co. Ltd.	6,150	0.0
800		Fuso Pharmaceutical Industries Ltd.	18,297	0.0
3,300		Hisamitsu Pharmaceutical Co., Inc.	152,220	0.1
1,600		Hogy Medical Co., Ltd.	56,489	0.0
22,500		Hoya Corp.	1,490,338	0.7
3,300		Japan Lifeline Co. Ltd.	54,732	0.0
900		JCR Pharmaceuticals Co. Ltd.	53,186	0.0
2,200		Jeol Ltd.	39,706	0.0
1,900		Kaken Pharmaceutical Co., Ltd.	86,543	0.1
2,000		Kissei Pharmaceutical Co., Ltd.	52,495	0.0
2,400		Kyorin Co., Ltd.	46,897	0.0
13,900		Kyowa Hakko Kirin Co., Ltd.	303,346	0.1
22,600		M3, Inc.	380,351	0.2
1,500		Mani, Inc.	73,563	0.0
1,000	(1)	Medical Data Vision Co. Ltd.	9,744	0.0
11,400		Medipal Holdings Corp.	271,250	0.1
1,700		Menicon Co. Ltd.	49,168	0.0
2,900		Miraca Holdings, Inc.	72,091	0.0
11,300		Mitsubishi Tanabe Pharma Corp.	151,357	0.1
1,600		Mochida Pharmaceutical Co., Ltd.	82,205	0.1
700		N Field Co. Ltd.	4,781	0.0
1,800		Nagaileben Co., Ltd.	39,107	0.0
1,300		NichiiGakkan Co., Ltd.	15,331	0.0
3,450		Nichi-iko Pharmaceutical Co., Ltd.	45,829	0.0
4,800		Nihon Kohden Corp.	143,055	0.1
4,200		Nikkiso Co., Ltd.	49,198	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
400		Nippon Chemiphar Co., Ltd.	$10,596	0.0
3,000		Nippon Shinyaku Co., Ltd.	219,043	0.1
7,900	(2)	Nipro Corp.	102,191	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	14,738	0.0
66,800		Olympus Corp.	726,732	0.3
26,400		Ono Pharmaceutical Co., Ltd.	518,772	0.2
21,200		Otsuka Holdings Co. Ltd.	834,706	0.4
1,300		Paramount Bed Holdings Co. Ltd.	57,774	0.0
5,200	(1)	PeptiDream, Inc.	256,101	0.1
500		Rion Co. Ltd.	9,220	0.0
5,600		Rohto Pharmaceutical Co., Ltd.	144,321	0.1
21,000		Santen Pharmaceutical Co., Ltd.	313,873	0.2
2,300		Sawai Pharmaceutical Co., Ltd.	133,401	0.1
2,300		Seikagaku Corp.	24,985	0.0
1,700	(1)	Shin Nippon Biomedical Laboratories Ltd.	13,874	0.0
14,800		Shionogi & Co., Ltd.	918,808	0.4
2,400		Ship Healthcare Holdings, Inc.	98,723	0.1
2,500		Solasto Corp.	28,257	0.0
8,200		Sumitomo Dainippon Pharma Co. Ltd.	203,516	0.1
5,030		Suzuken Co., Ltd.	291,764	0.1
8,700		Sysmex Corp.	527,016	0.2
1,000		Taiko Pharmaceutical Co. Ltd.	16,983	0.0
2,500		Taisho Pharmaceutical Holdings Co. Ltd.	238,832	0.1
3,100		Takara Bio, Inc.	72,179	0.0
97,400		Takeda Pharmaceutical Co., Ltd.	3,988,749	1.7
31,800		Terumo Corp.	973,261	0.4
3,100		Toho Holdings Co., Ltd.	77,489	0.0
1,400		Tokai Corp./Gifu	34,164	0.0
800		Torii Pharmaceutical Co., Ltd.	16,098	0.0
1,800		Towa Pharmaceutical Co., Ltd.	47,470	0.0
3,500		Tsukui Corp.	22,056	0.0
3,700		Tsumura & Co.	112,693	0.1
2,400	(2)	Vital KSK Holdings, Inc.	23,718	0.0
2,600		ZERIA Pharmaceutical Co., Ltd.	44,996	0.0
			20,264,454	8.7

		Industrials: 22.2%
1,900		Advan Co., Ltd.	17,514	0.0
1,400		Aeon Delight Co., Ltd.	54,510	0.0
3,100		Aica Kogyo Co., Ltd.	103,632	0.1
2,900		Aichi Corp.	18,367	0.0
3,300		Aida Engineering Ltd.	23,877	0.0
1,600		Alconix Corp.	16,603	0.0
19,400	(2)	ANA Holdings, Inc.	711,743	0.3
900		Altech Corp.	15,043	0.0
16,200		Amada Holdings Co., Ltd.	160,741	0.1
3,000		Anest Iwata Corp.	26,417	0.0
3,700		Asahi Diamond Industrial Co., Ltd.	25,594	0.0
11,100		AGC, Inc.	389,893	0.2
420		Asahi Kogyosha Co., Ltd.	11,312	0.0
700		Asanuma Corp.	15,578	0.0
2,400		Bando Chemical Industries Ltd.	23,053	0.0
2,000		Bell System24 Holdings, Inc.	24,807	0.0
3,000		Benefit One, Inc.	59,005	0.0
3,300		Bunka Shutter Co., Ltd.	23,957	0.0
2,500		Central Glass Co., Ltd.	55,050	0.0
9,900		Central Japan Railway Co.	2,301,221	1.0
600		Central Security Patrols Co., Ltd.	26,412	0.0
8,400	(1),(2)	Chiyoda Corp.	20,083	0.0
700		Chiyoda Integre Co., Ltd.	12,994	0.0
1,500		Chudenko Corp.	30,625	0.0
700		Chugai Ro Co., Ltd.	11,097	0.0
3,300		CKD Corp.	29,913	0.0
5,200		COMSYS Holdings Corp.	142,046	0.1
2,000		Cosel Co., Ltd.	21,097	0.0
1,500		CTI Engineering Co., Ltd.	20,437	0.0
15,200		Dai Nippon Printing Co., Ltd.	364,084	0.2
900		Dai-Dan Co., Ltd.	20,922	0.0
6,000	(2)	Daifuku Co., Ltd.	313,856	0.2
1,400		Daihen Corp.	36,063	0.0
600		Daiho Corp.	17,568	0.0
800		Daiichi Jitsugyo Co., Ltd.	23,132	0.0
15,200		Daikin Industries Ltd.	1,786,680	0.8
2,100		Daiseki Co., Ltd.	51,208	0.0
1,900		Daiwa Industries Ltd.	19,506	0.0
1,200		Denyo Co., Ltd.	14,871	0.0
7,300		DMG Mori Co. Ltd.	90,756	0.1
3,000		Duskin Co., Ltd.	71,539	0.0
19,600		East Japan Railway Co.	1,892,695	0.8
5,100		Ebara Corp.	144,332	0.1
700		Ebara Jitsugyo Co. Ltd.	12,761	0.0
700		Endo Lighting Corp.	4,817	0.0
1,200		en-japan, Inc.	35,055	0.0
10,500		Fanuc Ltd.	1,795,644	0.8
1,430		Fudo Tetra Corp.	18,659	0.0
7,000		Fuji Electric Holdings Co., Ltd.	199,296	0.1
3,400		Fuji Machine Manufacturing Co., Ltd.	45,405	0.0
13,500		Fujikura Ltd.	50,979	0.0
3,500		Fujitec Co., Ltd.	38,832	0.0
500		Fukuda Corp.	19,061	0.0
700		Fukushima Industries Corp.	22,523	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,200		Fukuyama Transporting Co., Ltd.	$46,275	0.0
1,100		Fullcast Co., Ltd.	23,535	0.0
2,310		Funai Soken Holdings, Inc.	55,697	0.0
1,900		Furukawa Co., Ltd.	23,987	0.0
3,400		Furukawa Electric Co., Ltd.	86,049	0.1
1,800		Futaba Corp.	27,365	0.0
1,000		Gakujo Co., Ltd.	11,145	0.0
1,100		Gecoss Corp.	10,301	0.0
700		Giken Ltd.	21,439	0.0
3,500		Glory Ltd.	84,141	0.1
4,000		GS Yuasa Corp.	78,651	0.1
900		Hamakyorex Co., Ltd.	34,607	0.0
13,900		Hankyu Hanshin Holdings, Inc.	521,773	0.2
2,000		Hanwa Co., Ltd.	55,918	0.0
8,900		Hazama Ando Corp.	59,672	0.0
1,800		Hibiya Engineering Ltd.	30,763	0.0
13,800		Hino Motors Ltd.	116,502	0.1
500	(2)	Hirata Corp.	34,672	0.0
2,700		Hisaka Works Ltd.	22,387	0.0
4,300		Hitachi Construction Machinery Co., Ltd.	114,633	0.1
2,300		Hitachi Transport System Ltd.	68,342	0.0
9,100		Hitachi Zosen Corp.	28,006	0.0
2,100		Hokuetsu Industries Co. Ltd.	21,922	0.0
3,300		Hoshizaki Corp.	204,852	0.1
500		Hosokawa Micron Corp.	22,400	0.0
1,100		Howa Machinery Ltd.	9,510	0.0
2,200		Ichinen Holdings Co., Ltd.	22,938	0.0
1,500		Idec Corp.	25,976	0.0
8,600		IHI Corp.	207,178	0.1
6,700		Iino Kaiun Kaisha Ltd.	22,634	0.0
1,500		Inaba Denki Sangyo Co., Ltd.	58,144	0.0
1,200		Inaba Seisakusho Co., Ltd.	15,199	0.0
2,600		Inabata & Co., Ltd.	35,421	0.0
1,330		Inui Global Logistics Co. Ltd.	10,771	0.0
1,500		Iseki & Co., Ltd.	22,127	0.0
400	(1)	Ishikawa Seisakusho Ltd.	6,161	0.0
76,200		Itochu Corp.	1,381,032	0.6
4,000		Itoki Corp.	19,546	0.0
600		Iwasaki Electric Co., Ltd.	7,534	0.0
700		JAC Recruitment Co. Ltd.	15,493	0.0
500		Jamco Corp.	10,479	0.0
19,200		Japan Airlines Co. Ltd.	676,599	0.3
3,500	(2)	Japan Airport Terminal Co., Ltd.	148,295	0.1
800		Japan Elevator Service Holdings Co. Ltd.	16,308	0.0
700		Japan Pulp & Paper Co., Ltd.	26,278	0.0
3,700		Japan Steel Works Ltd.	68,442	0.0
4,000		Japan Transcity Corp.	16,118	0.0
10,700	(2)	JGC Corp.	142,669	0.1
1,300		JK Holdings Co., Ltd.	6,582	0.0
10,200		JTEKT Corp.	125,950	0.1
1,400		Juki Corp.	13,974	0.0
28,700		Kajima Corp.	424,551	0.2
6,100		Kamigumi Co., Ltd.	141,479	0.1
1,500		Kanaden Corp.	15,982	0.0
400		Kanagawa Chuo Kotsu Co., Ltd.	13,742	0.0
1,600		Kanamoto Co., Ltd.	39,697	0.0
4,500		Kandenko Co., Ltd.	38,516	0.0
4,800		Kanematsu Corp.	55,027	0.0
1,600		Katakura Industries Co., Ltd.	18,265	0.0
700		Kato Works Co., Ltd.	16,545	0.0
300		Kawada Technologies, Inc.	21,371	0.0
8,700		Kawasaki Heavy Industries Ltd.	215,178	0.1
3,900	(1),(2)	Kawasaki Kisen Kaisha Ltd.	42,048	0.0
4,800		Keihan Holdings Co., Ltd.	202,077	0.1
15,400	(2)	Keikyu Corp.	261,645	0.1
6,200		Keio Corp.	401,059	0.2
8,100		Keisei Electric Railway Co., Ltd.	294,568	0.1
2,200		Kimura Chemical Plants Co., Ltd.	7,471	0.0
900		Kimura Unity Co., Ltd.	8,853	0.0
7,500		Kinden Corp.	124,456	0.1
2,000		King Jim Co., Ltd.	15,633	0.0
10,400		Kintetsu Group Holdings Co., Ltd.	485,117	0.2
2,100		Kintetsu World Express, Inc.	32,082	0.0
1,000		Kitagawa Corp.	20,373	0.0
400		Kitano Construction Corp.	11,237	0.0
1,000		Kito Corp.	15,152	0.0
5,000		Kitz Corp.	36,730	0.0
400	(1)	Kobe Electric Railway Co. Ltd.	14,259	0.0
5,500		Kokuyo Co., Ltd.	80,802	0.1
395		Komaihal Tec, Inc.	6,625	0.0
50,300		Komatsu Ltd.	1,173,175	0.5
900		Komatsu Wall Industry Co., Ltd.	15,346	0.0
3,200		Komori Corp.	36,287	0.0
1,800		Konoike Transport Co. Ltd.	29,801	0.0
400		KRS Corp.	7,400	0.0
59,500		Kubota Corp.	864,848	0.4
1,900		Kumagai Gumi Co., Ltd.	59,520	0.0
5,800		Kurita Water Industries, Ltd.	148,509	0.1
500		Kyodo Printing Co., Ltd.	11,093	0.0
2,100		Kyokuto Kaihatsu Kogyo Co., Ltd.	28,146	0.0
4,716		Kyowa Exeo Corp.	130,464	0.1
2,500		Kyudenko Corp.	78,549	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,500		Kyushu Railway Co.	$279,607	0.1
1,900		Link And Motivation, Inc.	13,804	0.0
16,170		LIXIL Group Corp.	216,121	0.1
3,100		Mabuchi Motor Co., Ltd.	108,117	0.1
8,900		Maeda Corp.	88,517	0.1
1,400		Maeda Kosen Co. Ltd.	30,928	0.0
4,000		Maeda Road Construction Co., Ltd.	77,793	0.1
1,600		Maezawa Kasei Industries Co., Ltd.	14,849	0.0
600		Maezawa Kyuso Industries Co., Ltd.	10,316	0.0
1,200		Makino Milling Machine Co., Ltd.	49,683	0.0
13,600		Makita Corp.	475,319	0.2
106,800		Marubeni Corp.	740,488	0.3
700		Maruka Machinery Co. Ltd.	13,501	0.0
600		Maruwa Unyu Kikan Co. Ltd.	20,593	0.0
800		Maruzen Showa Unyu Co., Ltd.	21,713	0.0
1,100		Matsuda Sangyo Co., Ltd.	13,856	0.0
2,600		Matsui Construction Co., Ltd.	16,714	0.0
2,000		Max Co., Ltd.	29,469	0.0
2,000		Meidensha Corp.	27,505	0.0
2,800		Meisei Industrial Co. Ltd.	18,938	0.0
1,400		Meitec Corp.	63,772	0.0
2,400		Meiwa Corp.	9,659	0.0
20,558		Minebea Mitsumi, Inc.	310,312	0.2
4,110		Mirait Holdings Corp.	60,119	0.0
13,500		Misumi Group, Inc.	337,057	0.2
76,300		Mitsubishi Corp.	2,124,286	0.9
110,600		Mitsubishi Electric Corp.	1,427,005	0.6
3,500	(2)	Mitsubishi Logistics Corp.	97,876	0.1
18,400		Mitsubishi Heavy Industries Ltd.	765,696	0.3
900		Mitsubishi Kakoki Kaisha Ltd.	12,412	0.0
1,000		Mitsubishi Logisnext Co., Ltd.	10,930	0.0
2,000		Mitsubishi Pencil Co., Ltd.	38,836	0.0
1,500		Mitsuboshi Belting Co., Ltd.	26,733	0.0
89,600		Mitsui & Co., Ltd.	1,394,215	0.6
4,000	(1)	Mitsui E&S Holdings Co. Ltd	37,818	0.0
900		Mitsui Matsushima Holdings Co. Ltd.	10,025	0.0
5,900		Mitsui OSK Lines Ltd.	127,299	0.1
2,000		Mitsui-Soko Holdings Co. Ltd.	32,968	0.0
4,900		Miura Co., Ltd.	113,289	0.1
600		Miyaji Engineering Group, Inc.	10,146	0.0
7,100		MonotaRO Co. Ltd.	158,719	0.1
1,900		Morita Holdings Corp.	31,293	0.0
6,100		Nabtesco Corp.	178,754	0.1
1,900		NAC Co., Ltd.	17,334	0.0
1,100		Nachi-Fujikoshi Corp.	44,406	0.0
6,400		Nagase & Co., Ltd.	92,145	0.1
8,200		Nagoya Railroad Co., Ltd.	227,240	0.1
2,000		Nakabayashi Co. Ltd.	9,663	0.0
3,544		Namura Shipbuilding Co., Ltd.	11,598	0.0
5,000		Nankai Electric Railway Co., Ltd.	138,127	0.1
500		Nexyz Group Corp.	9,937	0.0
13,200		NGK Insulators Ltd.	192,308	0.1
1,000		Nice Holdings, Inc.	8,053	0.0
3,000		Nichias Corp.	59,573	0.0
900		Nichiden Corp.	12,801	0.0
1,800		Nichiha Corp.	49,703	0.0
2,200		Nichireki Co., Ltd.	21,795	0.0
13,414		Nidec Corp.	1,708,071	0.7
7,900		Nihon M&A Center, Inc.	217,139	0.1
200		Nihon Trim Co., Ltd.	10,459	0.0
800		Nikko Co. Ltd./Hyogo	17,374	0.0
2,400		Nippo Corp.	44,835	0.0
600	(2)	Nippon Carbon Co., Ltd.	26,752	0.0
1,700		Nippon Densetsu Kogyo Co., Ltd.	35,473	0.0
4,200		Nippon Express Co., Ltd.	234,176	0.1
2,100		Nippon Hume Corp.	14,512	0.0
1,400		Nippon Kanzai Co., Ltd.	25,015	0.0
900		Nippon Koei Co. Ltd.	19,088	0.0
3,800		Nikkon Holdings Co. Ltd	90,075	0.1
19,500		Nippon Parking Development Co. Ltd.	30,323	0.0
400		Nippon Road Co., Ltd.	23,545	0.0
400		Nippon Seisen Co., Ltd.	11,792	0.0
400	(1)	Nippon Sharyo Ltd.	9,265	0.0
5,900		Nippon Sheet Glass Co., Ltd.	47,703	0.0
828		Nippon Steel & Sumikin Bussan Corp.	33,731	0.0
3,900		Nippon Thompson Co., Ltd.	18,011	0.0
8,688		Nippon Yusen KK	127,585	0.1
2,800		Nishimatsu Construction Co., Ltd.	62,208	0.0
3,000	(2)	Nishi-Nippon Railroad Co., Ltd.	72,645	0.1
1,000		Nishio Rent All Co., Ltd.	28,865	0.0
400		Nissei ASB Machine Co. Ltd.	13,714	0.0
1,300		Nissei Plastic Industrial Co., Ltd.	10,652	0.0
5,480		Nisshinbo Holdings, Inc.	47,963	0.0
1,100		Nissin Corp.	18,436	0.0
2,300		Nissin Electric Co., Ltd.	21,130	0.0
1,100		Nitta Corp.	35,858	0.0
1,900		Nitto Boseki Co., Ltd.	34,050	0.0
2,100		Nitto Kogyo Corp.	42,115	0.0
700		Nitto Kohki Co., Ltd.	13,834	0.0
1,100		Nittoc Construction Co. Ltd.	5,931	0.0
2,700		Nomura Co., Ltd.	76,271	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
700		Noritake Co., Ltd.	$33,624	0.0
2,900		Noritz Corp.	45,333	0.0
700		NS United Kaiun Kaisha Ltd.	15,020	0.0
22,700		NSK Ltd.	213,431	0.1
26,000		NTN Corp.	77,291	0.1
700		Obara Corp.	23,244	0.0
37,000		Obayashi Corp.	372,911	0.2
17,500		Odakyu Electric Railway Co., Ltd.	424,665	0.2
1,580		Oiles Corp.	25,265	0.0
2,700		Okabe Co., Ltd.	23,372	0.0
4,100		Okamura Corp.	43,056	0.0
1,300		Okuma Corp.	70,629	0.0
2,200		Okumura Corp.	69,964	0.0
1,300		Onoken Co., Ltd.	18,251	0.0
600		Organo Corp.	17,012	0.0
600		Origin Electric Co. Ltd.	10,774	0.0
5,200		OSG Corp.	100,576	0.1
5,950		OSJB Holdings Corp.	14,906	0.0
5,500		Outsourcing, Inc.	68,286	0.0
1,700		Oyo Corp.	17,197	0.0
6,600		Park24 Co., Ltd.	143,484	0.1
1,100		Pasona Group, Inc.	16,674	0.0
1,400		Pegasus Sewing Machine Manufacturing Co., Ltd.	7,652	0.0
15,200		Penta-Ocean Construction Co., Ltd.	70,590	0.0
10,500		Persol Holdings Co. Ltd	170,503	0.1
2,000		Pilot Corp.	81,185	0.1
2,600		Prestige International, Inc.	32,744	0.0
1,900		Pronexus, Inc.	21,058	0.0
2,200		PS Mitsubishi Construction Co., Ltd.	13,174	0.0
800		Quick Co. Ltd.	13,001	0.0
2,500		Raito Kogyo Co., Ltd.	33,776	0.0
76,200		Recruit Holdings Co. Ltd.	2,184,689	1.0
2,000		Relia, Inc.	17,452	0.0
1,200		Rheon Automatic Machinery Co., Ltd.	17,209	0.0
1,400		Ryobi Ltd.	31,495	0.0
300		Sakai Heavy Industries Ltd.	7,409	0.0
600		Sakai Moving Service Co., Ltd.	38,091	0.0
3,800	(1)	Sanix, Inc.	8,191	0.0
3,100		Sanki Engineering Co., Ltd.	33,952	0.0
1,800		Sankyo Tateyama, Inc.	24,241	0.0
2,900		Sankyu, Inc.	141,742	0.1
10,600		Sanwa Holdings Corp.	126,412	0.1
600		Sanyo Denki Co. Ltd.	21,630	0.0
1,700		Sato Holding Corp.	39,952	0.0
1,300		Sato Shoji Corp.	10,651	0.0
1,600		SBS Holdings, Inc.	26,952	0.0
11,300		Secom Co., Ltd.	969,076	0.4
14,200		Seibu Holdings, Inc.	248,801	0.1
2,500		Seikitokyu Kogyo Co., Ltd.	13,319	0.0
7,900		Seino Holdings Co. Ltd	105,573	0.1
2,000		Sekisui Jushi Corp.	35,276	0.0
6,700		Senko Group Holdings Co., Ltd.	55,715	0.0
10,000		SG Holdings Co. Ltd.	291,727	0.1
1,200		Shibusawa Warehouse Co., Ltd.	18,242	0.0
1,100		Shibuya Corp.	32,572	0.0
1,400		Shima Seiki Manufacturing Ltd.	43,185	0.0
37,800		Shimizu Corp.	329,209	0.2
1,100		Shin Nippon Air Technologies Co. Ltd.	19,256	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	7,520	0.0
5,200		Shinmaywa Industries Ltd.	64,761	0.0
2,000		Shinnihon Corp.	17,759	0.0
500		Shinsho Corp.	11,681	0.0
1,200		Shinwa Co., Ltd./Nagoya	23,618	0.0
1,200		SHO-BOND Holdings Co., Ltd.	80,224	0.1
1,800		Sinfonia Technology Co. Ltd.	22,063	0.0
1,500		Sinko Industries Ltd.	20,333	0.0
2,800		Sintokogio Ltd.	24,190	0.0
3,300		SMC Corp.	1,243,957	0.5
4,400		SMS Co. Ltd.	79,728	0.1
2,000		Soda Nikka Co., Ltd.	10,437	0.0
2,800		Sodick Co., Ltd.	23,461	0.0
4,300		Sohgo Security Services Co., Ltd.	187,558	0.1
59,400		Sojitz Corp.	209,882	0.1
3,700		Sotetsu Holdings, Inc.	113,951	0.1
2,000		Star Micronics Co., Ltd.	30,522	0.0
800		Sugimoto & Co., Ltd.	12,870	0.0
8,600		Sumiseki Holdings, Inc.	9,877	0.0
65,100		Sumitomo Corp.	902,565	0.4
1,400		Sumitomo Densetsu Co., Ltd.	23,788	0.0
6,140		Sumitomo Heavy Industries	199,548	0.1
9,540		Sumitomo Mitsui Construction Co., Ltd.	66,555	0.0
400		Sumitomo Precision Products Co. Ltd.	11,102	0.0
4,000		Sumitomo Warehouse Co., Ltd./The	50,539	0.0
2,400		SWCC Showa Holdings Co., Ltd.	15,307	0.0
5,500		Tadano Ltd.	52,467	0.0
1,000		Taihei Dengyo Kaisha Ltd.	21,254	0.0
1,400		Taiheiyo Kouhatsu, Inc.	9,634	0.0
1,600		Taikisha Ltd.	48,715	0.0
12,400		Taisei Corp.	576,882	0.3
700		Takamatsu Construction Group Co., Ltd.	15,130	0.0
1,000		Takaoka Toko Co. Ltd.	11,917	0.0
1,200		Takara Printing Co., Ltd.	18,421	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,300		Takara Standard Co., Ltd.	$35,275	0.0
3,400		Takasago Thermal Engineering Co., Ltd.	54,855	0.0
2,000		Takeei Corp.	13,265	0.0
2,100		Takeuchi Manufacturing Co. Ltd.	37,128	0.0
700		Takisawa Machine Tool Co., Ltd.	9,485	0.0
4,100		Takuma Co., Ltd.	49,044	0.0
2,500		Tanseisha Co., Ltd.	29,646	0.0
2,600		Tatsuta Electric Wire and Cable Co., Ltd.	10,744	0.0
2,100		TechnoPro Holdings, Inc.	125,822	0.1
1,200		Teikoku Electric Manufacturing Co., Ltd.	12,206	0.0
1,400		Teikoku Sen-I Co., Ltd.	34,635	0.0
1,100		Tekken Corp.	27,124	0.0
7,000		THK Co., Ltd.	173,855	0.1
1,100		Toa Corp.	15,861	0.0
400		TOA Road Corp.	10,491	0.0
1,800		Tobishima Corp.	21,924	0.0
11,600		Tobu Railway Co., Ltd.	335,260	0.2
3,500		Tocalo Co., Ltd.	27,680	0.0
14,100		Toda Corp.	86,922	0.1
400		Toenec Corp.	10,990	0.0
5,800		TOKAI Holdings Corp.	48,230	0.0
2,000		Tokyo Energy & Systems, Inc.	17,822	0.0
600		Tokyo Keiki, Inc.	5,974	0.0
2,500		Tokyo Sangyo Co. Ltd.	11,459	0.0
4,990		Tokyu Construction Co., Ltd.	37,477	0.0
30,000		Tokyu Corp.	524,436	0.2
4,700		Toli Corp.	11,313	0.0
1,900		Tomoe Corp.	5,935	0.0
200		Tonami Holdings Co., Ltd.	11,404	0.0
2,000		Toppan Forms Co., Ltd.	17,104	0.0
15,200		Toppan Printing Co., Ltd.	230,026	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	19,199	0.0
1,400		Toshiba Machine Co., Ltd.	28,261	0.0
2,800		Toshiba Plant Systems & Services Corp.	49,728	0.0
1,000		Tosho Printing Co., Ltd.	9,262	0.0
1,600		Totetsu Kogyo Co., Ltd.	44,147	0.0
8,600	(2)	Toto Ltd.	365,672	0.2
5,100		Toyo Construction Co., Ltd.	19,713	0.0
2,200	(1)	Toyo Engineering Corp.	12,146	0.0
5,000		Toyo Logistics Co., Ltd.	14,299	0.0
800		Toyo Tanso Co., Ltd.	14,919	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	8,078	0.0
12,200		Toyota Tsusho Corp.	398,622	0.2
200		Trancom Co. Ltd.	11,778	0.0
2,400		Trusco Nakayama Corp.	66,563	0.0
700		Trust Tech, Inc.	23,245	0.0
1,400		Tsubaki Nakashima Co. Ltd.	25,207	0.0
1,200		Tsubakimoto Chain Co.	42,947	0.0
400		Tsubakimoto Kogyo Co., Ltd.	13,693	0.0
3,300		Tsugami Corp.	25,531	0.0
2,300		Tsukishima Kikai Co., Ltd.	28,723	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	23,320	0.0
800		Uchida Yoko Co., Ltd.	23,548	0.0
410		Ueki Corp.	8,656	0.0
500		Union Tool Co.	13,229	0.0
6,700		Ushio, Inc.	78,371	0.1
700		Wakachiku Construction Co., Ltd.	9,411	0.0
2,600		Wakita & Co. Ltd.	26,006	0.0
700		WDB Holdings Co. Ltd.	19,592	0.0
700		Weathernews, Inc.	20,402	0.0
9,900		West Japan Railway Co.	745,923	0.3
2,800		Yahagi Construction Co., Ltd.	19,453	0.0
2,500		Yamabiko Corp.	24,072	0.0
1,500		Yamashin-Filter Corp.	9,624	0.0
18,500		Yamato Holdings Co., Ltd.	478,610	0.2
4,300		Yamazen Corp.	45,453	0.0
2,100		Yasuda Logistics Corp.	17,495	0.0
2,100		Yokogawa Bridge Holdings Corp.	36,193	0.0
1,100		Yuasa Trading Co., Ltd.	31,075	0.0
400		Yuken Kogyo Co., Ltd.	6,078	0.0
1,400		Yushin Precision Equipment Co., Ltd.	12,743	0.0
			52,126,526	22.2

		Information Technology: 10.5%
1,500		A&D Co., Ltd.	10,383	0.0
600		Ad-sol Nissin Corp.	8,704	0.0
7,200		Advantest Corp.	168,174	0.1
2,000		Ai Holdings Corp.	33,127	0.0
400		Aichi Tokei Denki Co., Ltd.	14,689	0.0
1,200		Aiphone Co., Ltd.	18,931	0.0
680		Alpha Systems, Inc.	16,135	0.0
11,564		Alps Alpine Co. Ltd.	241,780	0.1
3,600		Amano Corp.	85,083	0.1
7,000		Anritsu Corp.	130,208	0.1
1,200		Argo Graphics, Inc.	25,637	0.0
2,300	(1)	Arisawa Manufacturing Co., Ltd.	16,525	0.0
6,600		Azbil Corp.	154,728	0.1
300	(1)	BrainPad, Inc.	16,127	0.0
6,800		Broadleaf Co. Ltd.	35,848	0.0
13,800		Brother Industries Ltd.	256,302	0.1
2,200		CAC Holdings Corp.	29,342	0.0
1,000		Canon Electronics, Inc.	15,866	0.0
59,666		Canon, Inc.	1,732,406	0.8
1,900		Computer Institute of Japan Ltd.	14,402	0.0
13,400	(2)	Citizen Watch Co., Ltd.	74,879	0.0
2,700		CMK Corp.	15,817	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,300		Computer Engineering & Consulting Ltd.	$24,363	0.0
700		Comture Corp.	23,097	0.0
1,400		Cybernet Systems Co., Ltd.	7,175	0.0
2,700		Cybozu, Inc.	23,080	0.0
800		Dai-ichi Seiko Co. Ltd	7,587	0.0
1,000		Daiwabo Holdings Co., Ltd.	57,737	0.0
800	(2)	Denki Kogyo Co., Ltd.	24,103	0.0
3,500		Dexerials Corp.	23,260	0.0
600		Digital Arts, Inc.	49,179	0.0
2,100		Digital Garage, Inc.	61,785	0.0
1,200		Digital Hearts Holdings Co., Ltd.	13,998	0.0
1,500		Disco Corp.	214,817	0.1
1,200		DTS Corp.	44,436	0.0
700		E-Guardian, Inc.	14,197	0.0
1,100		Eizo Corp.	43,827	0.0
1,100		Elecom Co. Ltd.	33,990	0.0
500		Enplas Corp.	12,895	0.0
1,200		ESPEC Corp.	22,448	0.0
600		Excel Co., Ltd.	12,685	0.0
1,400		Fixstars Corp.	17,661	0.0
1,700		Fuji Soft, Inc.	67,425	0.0
23,100		Fuji Film Holdings Corp.	1,052,160	0.5
10,800		Fujitsu Ltd.	781,052	0.3
1,700		Furuno Electric Co., Ltd.	15,858	0.0
1,300		Future Corp.	22,347	0.0
4,200		GMO internet, Inc.	68,717	0.0
1,900		GMO Payment Gateway, Inc.	135,503	0.1
600	(1)	Gunosy, Inc.	13,001	0.0
8,000		Hamamatsu Photonics KK	310,345	0.1
600		Hioki EE Corp.	25,760	0.0
1,563		Hirose Electric Co., Ltd.	164,581	0.1
3,200		Hitachi High-Technologies Corp.	131,486	0.1
50,229		Hitachi Ltd.	1,631,972	0.7
1,300		Hochiki Corp.	13,100	0.0
1,000		Hokuriku Electric Industry Co., Ltd.	9,565	0.0
2,300		Horiba Ltd.	128,265	0.1
3,400		Hosiden Corp.	28,606	0.0
6,800		Ibiden Co., Ltd.	103,628	0.1
800		Icom, Inc.	15,928	0.0
2,300		Ines Corp.	27,415	0.0
1,430		I-Net Corp.	17,046	0.0
6,300		Infomart Corp.	77,030	0.0
1,400		Innotech Corp.	12,241	0.0
800		Inter Action Corp.	12,190	0.0
1,000		Iriso Electronics Co. Ltd.	45,908	0.0
700		Information Services International-Dentsu Ltd.	24,183	0.0
1,900	(1)	Itfor, Inc.	16,449	0.0
5,200		Itochu Techno-Solutions Corp.	121,662	0.1
3,000		Japan Aviation Electronics Industry Ltd.	41,922	0.0
1,500		Japan Cash Machine Co., Ltd.	16,061	0.0
27,200	(1),(2)	Japan Display, Inc.	17,032	0.0
3,100		Japan Material Co. Ltd.	38,168	0.0
1,700		Jastec Co., Ltd.	15,475	0.0
1,100		JBCC Holdings, Inc.	14,948	0.0
1,900		Justsystems Corp.	48,442	0.0
1,200		Kaga Electronics Co., Ltd.	22,085	0.0
900		Kanematsu Electronics Ltd.	27,255	0.0
5,500		Keyence Corp.	3,438,573	1.5
1,600		Koa Corp.	21,601	0.0
23,900		Konica Minolta, Inc.	235,658	0.1
17,100		Kyocera Corp.	1,006,897	0.4
2,400		Lasertec Corp.	100,770	0.1
2,800		Macnica Fuji Electronics Holdings, Inc.	38,321	0.0
1,700		Mamezou Holdings Co. Ltd.	16,029	0.0
2,000		Marubun Corp.	11,528	0.0
400		Maruwa Co., Ltd./Aichi	18,953	0.0
2,600		Maxell Holdings, Ltd.	36,939	0.0
1,000		Megachips Corp.	15,395	0.0
600		Melco Holdings, Inc.	20,736	0.0
2,300		Micronics Japan Co. Ltd.	15,324	0.0
1,400		Mimasu Semiconductor Industry Co., Ltd.	18,694	0.0
1,200		Miroku Jyoho Service Co. Ltd.	30,872	0.0
400		Mitsubishi Research Institute, Inc.	12,110	0.0
1,600		Mitsui High-Tec, Inc.	14,666	0.0
600		m-up, Inc.	14,747	0.0
34,965		Murata Manufacturing Co., Ltd.	1,749,823	0.8
1,600		Nagano Keiki Co., Ltd.	11,646	0.0
14,300		NEC Corp.	484,665	0.2
1,300		NEC Networks & System Integration Corp.	31,454	0.0
4,100		Net One systems Co., Ltd.	103,681	0.1
3,800		Nichicon Corp.	34,893	0.0
2,000	(1)	Nihon Dempa Kogyo Co., Ltd.	7,170	0.0
3,300		Nihon Unisys Ltd.	87,611	0.1
1,400		Nippon Ceramic Co., Ltd.	37,611	0.0
1,000		Nippon Chemi-Con Corp.	17,274	0.0
4,900		Nippon Electric Glass Co., Ltd.	130,189	0.1
3,800		Nippon Signal Company Ltd.	34,083	0.0
2,400		Nissha Co., Ltd.	25,445	0.0
1,400		Nohmi Bosai Ltd.	22,922	0.0
7,032		Nomura Research Institute Ltd.	320,305	0.2
1,100		Noritsu Koki Co., Ltd.	24,568	0.0
1,800		NS Solutions Corp.	48,675	0.0
2,150		NSD CO., Ltd.	50,094	0.0
29,100		NTT Data Corp.	321,721	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,200		OBIC Business Consultants Co., Ltd.	$49,409	0.0
3,800		Obic Co., Ltd.	384,274	0.2
500		Ohara, Inc.	5,746	0.0
4,800		Oki Electric Industry Ltd.	56,832	0.0
11,900		Omron Corp.	559,076	0.3
2,000		Optex Group Co., Ltd.	31,964	0.0
1,200		Optorun Co. Ltd.	23,326	0.0
2,200		Oracle Corp. Japan	147,947	0.1
3,200		Osaki Electric Co., Ltd.	19,960	0.0
5,900		Otsuka Corp.	220,733	0.1
1,800		Poletowin Pitcrew Holdings, Inc.	18,072	0.0
12,300	(1)	Renesas Electronics Corp.	57,160	0.0
33,700	(2)	Ricoh Co., Ltd.	352,916	0.2
800		Riken Keiki Co. Ltd.	15,440	0.0
1,100		Riso Kagaku Corp.	17,426	0.0
5,400		Rohm Co., Ltd.	338,337	0.2
1,000		Roland DG Corp.	21,069	0.0
600		Rorze Corp.	9,031	0.0
1,400		Ryosan Co., Ltd.	37,608	0.0
1,500		Ryoyo Electro Corp.	21,944	0.0
2,000		Sakura Internet, Inc.	8,964	0.0
1,400		Sanken Electric Co., Ltd.	26,074	0.0
1,400		Sanshin Electronics Co., Ltd.	23,996	0.0
1,400		Satori Electric Co., Ltd.	11,907	0.0
700		Saxa Holdings, Inc.	10,850	0.0
2,000		Screen Holdings Co. Ltd.	80,905	0.1
2,744		SCSK Corp.	122,522	0.1
13,600	(2)	Seiko Epson Corp.	208,624	0.1
200		Shibaura Mechatronics Corp.	6,205	0.0
14,200		Shimadzu Corp.	412,153	0.2
500		Shindengen Electric Manufacturing Co., Ltd.	18,498	0.0
1,500	(1)	Shinkawa Ltd.	5,654	0.0
4,800		Shinko Electric Industries	36,890	0.0
1,400		Shinko Shoji Co., Ltd.	23,790	0.0
1,600		Siix Corp.	24,297	0.0
400		SMK Corp.	9,478	0.0
600		Softbank Technology Corp.	12,974	0.0
4,200	(2)	Sourcenext Corp.	17,223	0.0
900		SRA Holdings	20,074	0.0
11,600		Sumco Corp.	129,760	0.1
1,300		Sumida Corp.	18,415	0.0
3,600		Systena Corp.	39,255	0.0
1,040		Tachibana Eletech Co., Ltd.	15,644	0.0
5,300	(2)	Taiyo Yuden Co., Ltd.	104,889	0.1
800		Takachiho Koheki Co. Ltd.	6,844	0.0
5,200		Tamura Corp.	28,822	0.0
1,300		TDC Software Engineering, Inc.	10,322	0.0
5,800		TDK Corp.	456,484	0.2
700		TechMatrix Corp.	11,737	0.0
3,800		TIS, Inc.	180,312	0.1
1,000		TKC Corp.	36,610	0.0
7,400		Tokyo Electron Ltd.	1,073,432	0.5
2,200		Tokyo Seimitsu Co., Ltd.	56,165	0.0
6,100		Topcon Corp.	72,242	0.0
1,200		Toshiba Tec Corp.	33,379	0.0
400		Toukei Computer Co., Ltd.	10,950	0.0
1,100		Towa Corp.	6,741	0.0
3,100		Toyo Corp./Chuo-ku	24,526	0.0
1,200	(1)	Transcosmos, Inc.	23,444	0.0
5,900		Trend Micro, Inc.	287,747	0.1
1,500		UKC Holdings Corp.	27,809	0.0
2,100		Ulvac, Inc.	61,035	0.0
600		UMC Electronics Co. Ltd.	8,634	0.0
500		Uniden Holdings Corp.	10,077	0.0
300		V Technology Co. Ltd.	38,175	0.0
9,300		Wacom Co., Ltd.	39,287	0.0
1,100		Yamaichi Electronics Co., Ltd.	10,872	0.0
13,000		Yaskawa Electric Corp.	410,456	0.2
11,200		Yokogawa Electric Corp.	232,576	0.1
600		Yokowo Co., Ltd.	8,788	0.0
			24,718,644	10.5

		Materials: 6.3%
1,300		Achilles Corp.	22,438	0.0
4,800		ADEKA Corp.	70,557	0.0
600		Agro-Kanesho Co. Ltd.	12,647	0.0
600		Aichi Steel Corp.	18,661	0.0
9,100		Air Water, Inc.	132,173	0.1
1,900		Asahi Holdings, Inc.	34,396	0.0
77,200		Asahi Kasei Corp.	799,502	0.4
800		Asahi Yukizia Corp.	11,808	0.0
2,700		Asia Pile Holdings Corp.	14,816	0.0
1,800		Carlit Holdings Co. Ltd.	12,687	0.0
800		Chuetsu Pulp & Paper Co., Ltd.	10,050	0.0
3,700	(2)	Chugoku Marine Paints Ltd.	33,188	0.0
3,200		CI Takiron Corp.	17,376	0.0
2,000		Dai Nippon Toryo Co., Ltd.	20,020	0.0
16,000		Daicel Corp.	174,255	0.1
2,000		Daido Steel Co., Ltd.	79,167	0.0
600		DKS Co. Ltd.	18,897	0.0
1,100		Daiken Corp.	21,445	0.0
3,000		Daiki Aluminium Industry Co., Ltd.	18,047	0.0
1,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	27,362	0.0
4,700		Daio Paper Corp.	57,723	0.0
4,300		Denka Co., Ltd.	124,430	0.1
5,000		DIC Corp.	146,497	0.1
2,700		Dowa Holdings Co., Ltd.	88,909	0.1
1,000		FP Corp.	59,151	0.0
2,500		Fuji Seal International, Inc.	90,569	0.1
2,000		Fujikura Kasei Co., Ltd.	10,759	0.0
1,100		Fujimi, Inc.	24,142	0.0
1,000		Fujimori Kogyo Co., Ltd.	27,549	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,300		Fuso Chemical Co. Ltd.	$21,924	0.0
700		Godo Steel Ltd.	10,494	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	11,685	0.0
500		Hakudo Co., Ltd.	7,024	0.0
1,800		Harima Chemicals Group, Inc.	16,773	0.0
4,800		Hitachi Chemical Co., Ltd.	106,819	0.1
11,620		Hitachi Metals Ltd.	135,376	0.1
400		Hodogaya Chemical Co., Ltd.	11,683	0.0
1,000		Hokkan Holdings Ltd.	17,376	0.0
6,300		Hokuetsu Corp.	36,877	0.0
2,100		Ishihara Sangyo Kaisha Ltd.	21,484	0.0
500		Japan Pure Chemical Co. Ltd.	10,727	0.0
1,500		JCU Corp.	23,537	0.0
29,447		JFE Holdings, Inc.	501,212	0.2
800		JSP Corp.	17,678	0.0
10,600		JSR Corp.	164,917	0.1
3,100		Kaneka Corp.	116,382	0.1
12,200		Kansai Paint Co., Ltd.	233,202	0.1
3,200		Kanto Denka Kogyo Co., Ltd.	21,632	0.0
1,800		KH Neochem Co. Ltd.	43,565	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	19,310	0.0
20,000		Kobe Steel Ltd.	150,467	0.1
1,100		Kohsoku Corp.	12,091	0.0
2,100		Konishi Co., Ltd.	30,477	0.0
300		Krosaki Harima Corp.	15,076	0.0
4,639		Kumiai Chemical Industry Co., Ltd.	32,828	0.0
17,800		Kuraray Co., Ltd.	227,062	0.1
1,000		KUREHA Corp.	56,178	0.0
900		Kurimoto Ltd.	11,861	0.0
1,500		Kyoei Steel Ltd.	21,438	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	7,390	0.0
2,500		Lintec Corp.	54,205	0.0
3,800		Maruichi Steel Tube Ltd.	110,843	0.1
1,100		MEC Co., Ltd./Japan	10,135	0.0
800		Mitani Sekisan Co. Ltd.	21,875	0.0
7,152		Mitsubishi Materials Corp.	189,119	0.1
10,700		Mitsubishi Gas Chemical Co., Inc.	153,262	0.1
2,600		Mitsubishi Paper Mills Ltd.	13,093	0.0
72,500		Mitsubishi Chemical Holdings Corp.	512,039	0.2
9,700		Mitsui Chemicals, Inc.	234,936	0.1
3,000		Mitsui Mining & Smelting Co., Ltd.	77,211	0.0
800		Moresco Corp.	10,615	0.0
1,700		Nakayama Steel Works Ltd.	7,763	0.0
2,700		Neturen Co., Ltd.	21,815	0.0
3,400		Nihon Nohyaku Co., Ltd.	13,730	0.0
5,800		Nihon Parkerizing Co., Ltd.	72,586	0.0
600		Nihon Yamamura Glass Co., Ltd.	7,837	0.0
600		Nippon Carbide Industries Co., Inc.	8,155	0.0
400		Nippon Chemical Industrial Co., Ltd.	7,107	0.0
2,600		Nippon Concrete Industries Co., Ltd.	6,379	0.0
8,400		Nippon Denko Co., Ltd.	17,047	0.0
1,700		Nippon Fine Chemical Co., Ltd.	18,525	0.0
7,100	(2)	Nippon Kayaku Co., Ltd.	84,052	0.1
500		Nippon Kinzoku Co., Ltd.	5,476	0.0
32,300		Nippon Light Metal Holdings Co. Ltd.	71,075	0.0
8,900		Nippon Paint Holdings Co., Ltd.	351,319	0.2
5,229		Nippon Paper Industries Co. Ltd.	108,025	0.1
1,400		Nippon Pillar Packing Co., Ltd.	16,197	0.0
1,800		Nippon Shokubai Co., Ltd.	117,745	0.1
1,600		Nippon Soda Co., Ltd.	42,351	0.0
50,148		Nippon Steel & Sumitomo Metal Corp.	887,651	0.4
1,200		Valqua Ltd.	24,060	0.0
11,500	(2)	Nippon Yakin Kogyo Co., Ltd.	26,214	0.0
6,700		Nissan Chemical Corp.	307,784	0.1
400		Nittetsu Mining Co., Ltd.	16,559	0.0
8,400		Nitto Denko Corp.	442,757	0.2
4,200		NOF Corp.	143,349	0.1
48,600		Oji Holdings Corp.	302,431	0.1
800		Okamoto Industries, Inc.	40,443	0.0
800		Okura Industrial Co., Ltd.	12,886	0.0
800		Osaka Steel Co., Ltd.	13,566	0.0
1,200		Osaka Soda Co., Ltd.	29,475	0.0
1,000		OSAKA Titanium Technologies Co., Ltd.	15,280	0.0
700		Pacific Metals Co., Ltd.	17,088	0.0
800		Pack Corp.	24,591	0.0
800		Rasa Industries Ltd.	10,666	0.0
11,400		Rengo Co., Ltd.	107,088	0.1
3,000		Riken Technos Corp.	12,307	0.0
1,000		Sakai Chemical Industry Co. Ltd.	22,019	0.0
2,500		Sakata INX Corp.	23,106	0.0
700		Sanyo Chemical Industries Ltd.	32,458	0.0
1,300		Sanyo Special Steel Co., Ltd.	26,700	0.0
1,100	(2)	Seiko PMC Corp.	8,072	0.0
1,800		Sekisui Plastics Co., Ltd.	14,475	0.0
2,000		Shikoku Chemicals Corp.	21,896	0.0
400		Shinagawa Refractories Co., Ltd.	11,369	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
19,200		Shin-Etsu Chemical Co., Ltd.	$1,615,659	0.7
2,600		Shin-Etsu Polymer Co., Ltd.	19,258	0.0
7,200		Showa Denko KK	254,505	0.1
700		Stella Chemifa Corp.	19,284	0.0
2,000		Sumitomo Bakelite Co., Ltd.	71,814	0.0
84,900		Sumitomo Chemical Co., Ltd.	396,339	0.2
15,000		Sumitomo Metal Mining Co., Ltd.	444,477	0.2
2,100		Sumitomo Osaka Cement Co., Ltd.	82,785	0.1
600		Sumitomo Seika Chemicals Co., Ltd.	22,114	0.0
1,300		T Hasegawa Co., Ltd.	20,996	0.0
6,912		Taiheiyo Cement Corp.	230,853	0.1
800		Taisei Lamick Co., Ltd.	19,961	0.0
900		Taiyo Ink Manufacturing Co., Ltd.	29,714	0.0
8,900		Taiyo Nippon Sanso Corp.	135,892	0.1
700		Takasago International Corp.	21,193	0.0
200		Taki Chemical Co., Ltd.	11,053	0.0
800		Tayca Corp.	18,459	0.0
8,200		Teijin Ltd.	135,595	0.1
1,100		Tenma Corp.	20,565	0.0
6,600		Toagosei Co., Ltd.	69,918	0.0
400		Toda Kogyo Corp.	8,039	0.0
2,600		Toho Titanium Co., Ltd.	22,385	0.0
700		Toho Zinc Co., Ltd.	19,841	0.0
10,300	(2)	Tokai Carbon Co., Ltd.	129,160	0.1
700		Tokushu Tokai Holdings Co., Ltd.	25,638	0.0
2,900		Tokuyama Corp.	68,643	0.0
2,100		Tokyo Ohka Kogyo Co., Ltd.	57,503	0.0
1,100		Tokyo Rope Manufacturing Co., Ltd.	9,727	0.0
6,300		Tokyo Steel Manufacturing Co., Ltd.	54,821	0.0
1,000		Tokyo Tekko Co., Ltd.	11,263	0.0
600		Tomoegawa Co., Ltd.	5,409	0.0
900		Tomoku Co., Ltd.	13,398	0.0
1,000		Topy Industries Ltd.	20,045	0.0
84,000		Toray Industries, Inc.	536,036	0.2
16,900		Tosoh Corp.	263,694	0.1
2,200		Toyo Ink SC Holdings Co., Ltd.	49,499	0.0
6,800		Toyo Seikan Group Holdings, Ltd.	139,492	0.1
4,600		Toyobo Co., Ltd.	58,893	0.0
1,400		TYK Corp.	4,631	0.0
1,733	(2)	UACJ Corp.	32,553	0.0
5,200		Ube Industries Ltd.	107,219	0.1
1,000		Wood One Co., Ltd.	9,396	0.0
1,800	(2)	W-Scope Corp.	25,308	0.0
2,400		Yamato Kogyo Co., Ltd.	65,638	0.0
1,800		Yodogawa Steel Works Ltd.	33,500	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	12,733	0.0
9,800		Zeon Corp.	99,640	0.1
			14,777,111	6.3

		Real Estate: 3.0%
5,370		Aeon Mall Co., Ltd.	88,382	0.0
1,800		Airport Facilities Co., Ltd.	9,000	0.0
3,200		Daibiru Corp.	30,424	0.0
4,500		Daito Trust Construction Co., Ltd.	627,831	0.3
34,560		Daiwa House Industry Co., Ltd.	1,100,654	0.5
1,120		Goldcrest Co., Ltd.	15,142	0.0
2,400		Heiwa Real Estate Co., Ltd.	46,293	0.0
23,300		Hulic Co. Ltd.	228,944	0.1
13,100		Ichigo, Inc.	44,933	0.0
1,300		Katitas Co. Ltd.	44,761	0.0
2,600		Keihanshin Building Co. Ltd.	25,421	0.0
10,500		Kenedix, Inc.	52,647	0.0
13,900	(1),(2)	Leopalace21 Corp.	27,811	0.0
77,500		Mitsubishi Estate Co., Ltd.	1,406,232	0.6
58,200		Mitsui Fudosan Co., Ltd.	1,466,148	0.6
7,200		Nomura Real Estate Holdings, Inc.	138,549	0.1
1,900		Open House Co. Ltd.	65,390	0.0
5,800		Relo Holdings, Inc.	163,378	0.1
1,400		SAMTY Co. Ltd.	18,996	0.0
25,000		Sumitomo Realty & Development Co., Ltd.	1,037,259	0.5
1,800		Sun Frontier Fudousan Co., Ltd.	19,306	0.0
6,000		Takara Leben Co., Ltd.	18,669	0.0
2,200	(2)	Tateru, Inc.	5,324	0.0
3,900		TOC Co., Ltd.	26,997	0.0
300		Tokyo Rakutenchi Co., Ltd.	13,395	0.0
12,400		Tokyo Tatemono Co., Ltd.	152,324	0.1
700		Tokyo Theatres Co., Inc.	8,294	0.0
27,096		Tokyu Fudosan Holdings Corp.	162,375	0.1
1,800		Tosei Corp.	16,312	0.0
1,500		Unizo Holdings Co. Ltd.	28,650	0.0
			7,089,841	3.0

		Utilities: 1.9%
33,900		Chubu Electric Power Co., Inc.	529,963	0.2
15,100	(2)	Chugoku Electric Power Co., Inc.	188,487	0.1
8,700		Electric Power Development Co., Ltd.	212,153	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
1,900		eRex Co. Ltd.	$17,793	0.0
10,200		Hokkaido Electric Power Co., Inc.	58,715	0.0
400		Hokkaido Gas Co., Ltd.	5,202	0.0
11,200	(1)	Hokuriku Electric Power Co.	87,943	0.0
800		K&O Energy Group, Inc.	11,009	0.0
45,600		Kansai Electric Power Co., Inc.	672,468	0.3
23,300		Kyushu Electric Power Co., Inc.	275,214	0.1
1,700		Nippon Gas Co., Ltd.	47,099	0.0
1,921		Okinawa Electric Power Co., Inc.	32,714	0.0
21,500		Osaka Gas Co., Ltd.	425,079	0.2
1,400	(1)	RENOVA, Inc.	12,464	0.0
1,600		Saibu Gas Co., Ltd.	34,564	0.0
10,100		Shikoku Electric Power Co., Inc.	123,201	0.1
3,500		Shizuoka Gas Co., Ltd.	26,637	0.0
5,600		Toho Gas Co., Ltd.	251,845	0.1
26,000		Tohoku Electric Power Co., Inc.	331,982	0.2
87,200	(1)	Tokyo Electric Power Co., Inc.	551,637	0.2
22,200		Tokyo Gas Co., Ltd.	600,948	0.3
			4,497,117	1.9

	Total Common Stock
	(Cost $182,797,816)		229,908,629	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
	Securities Lending Collateral(3): 6.5%
764,324	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $764,486, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $779,611, due 04/25/19-08/15/48)	764,324	0.3
3,635,573	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,636,371, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $3,709,110, due 12/01/33-02/01/49)	3,635,573	1.6
3,635,573	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,636,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,708,284, due 04/02/19-10/20/68)	3,635,573	1.5
3,635,573	Guggenheim Securities LLC, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,636,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.302%-5.458%, Market Value plus accrued interest $3,708,284, due 01/01/27-05/20/68)	3,635,573	1.6
3,635,573	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,636,371, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $3,708,312, due 04/03/19-07/15/36)	3,635,573	1.5
		15,306,616	6.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,810,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $1,810,000)	1,810,000	0.8

	Total Short-Term Investments
	(Cost $17,116,616)	17,116,616	7.3

	Total Investments in Securities (Cost $199,914,432)	$247,025,245	105.3
	Liabilities in Excess of Other Assets	(12,449,956)	(5.3)
	Net Assets	$234,575,289	100.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$–	$18,462,198	$–	$18,462,198
Consumer Discretionary	35,771	39,685,890	–	39,721,661
Consumer Staples	11,793	21,570,071	–	21,581,864
Energy	–	2,212,442	–	2,212,442
Financials	–	24,456,771	–	24,456,771
Health Care	–	20,264,454	–	20,264,454
Industrials	17,374	52,109,152	–	52,126,526
Information Technology	–	24,718,644	–	24,718,644
Materials	–	14,777,111	–	14,777,111
Real Estate	–	7,089,841	–	7,089,841
Utilities	–	4,497,117	–	4,497,117
Total Common Stock	64,938	229,843,691	–	229,908,629
Short-Term Investments	1,810,000	15,306,616	–	17,116,616
Total Investments, at fair value	$1,874,938	$245,150,307	$–	$247,025,245
Other Financial Instruments+
Forward Foreign Currency Contracts	–	21,455	–	21,455
Total Assets	$1,874,938	$245,171,762	$–	$247,046,700
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,102)	$–	$(2,102)
Futures	(5,196)	–	–	(5,196)
Total Liabilities	$(5,196)	$(2,102)	$–	$(7,298)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 588,068	JPY 65,000,000	Bank of America N.A.	06/19/19	$(2,048)
JPY 432,000,000	USD 3,901,928	The Bank of New York Mellon	06/19/19	20,079
USD 517,434	JPY 57,000,000	The Bank of New York Mellon	06/19/19	(54)
USD 482,548	JPY 53,000,000	The Bank of New York Mellon	06/19/19	1,376
				$19,353

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Tokyo Price Index (TOPIX)	33	06/13/19	$4,740,233	$(5,196)
			$4,740,233	$(5,196)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $205,732,590.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$54,943,185
Gross Unrealized Depreciation	(13,301,183)

Net Unrealized Appreciation	$41,642,002

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 14.2%
54,083		Activision Blizzard, Inc.	$2,462,399	0.3
20,787	(1)	Alphabet, Inc. - Class A	24,464,012	3.3
21,116	(1)	Alphabet, Inc. - Class C	24,775,614	3.3
8,599	(1)	Charter Communications, Inc.	2,983,079	0.4
21,296	(1)	Electronic Arts, Inc.	2,164,313	0.3
170,847	(1)	Facebook, Inc. - Class A	28,478,486	3.9
29,934	(1)	Netflix, Inc.	10,673,267	1.4
14,449	(1)	T-Mobile US, Inc.	998,426	0.1
76,692		Walt Disney Co.	8,515,113	1.2
			105,514,709	14.2

		Consumer Discretionary: 14.3%
28,028	(1)	Amazon.com, Inc.	49,910,861	6.7
3,323	(1)	Booking Holdings, Inc.	5,798,336	0.8
13,413		eBay, Inc.	498,159	0.1
3,337	(1)	Garrett Motion, Inc.	49,154	0.0
81,141		Home Depot, Inc.	15,570,146	2.1
15,722		Las Vegas Sands Corp.	958,413	0.1
57,702		Lowe's Cos, Inc.	6,316,638	0.9
20,303		Marriott International, Inc.	2,539,702	0.3
10,861		McDonald's Corp.	2,062,504	0.3
88,457		Nike, Inc.	7,448,964	1.0
86,763		Starbucks Corp.	6,449,961	0.9
9,838	(1),(2)	Tesla, Inc.	2,753,263	0.4
88,912		TJX Cos., Inc.	4,731,008	0.6
6,421		Yum! Brands, Inc.	640,880	0.1
			105,727,989	14.3

		Consumer Staples: 6.5%
136,024		Altria Group, Inc.	7,811,858	1.1
213,260		Coca-Cola Co.	9,993,364	1.3
11,425		Colgate-Palmolive Co.	783,070	0.1
11,179		Constellation Brands, Inc.	1,960,014	0.3
31,387		Costco Wholesale Corp.	7,600,048	1.0
15,357		Estee Lauder Cos., Inc.	2,542,352	0.3
2,178		General Mills, Inc.	112,712	0.0
21,458		Kimberly-Clark Corp.	2,658,646	0.4
28,752	(1)	Monster Beverage Corp.	1,569,284	0.2
90,275		PepsiCo, Inc.	11,063,201	1.5
33,707		Sysco Corp.	2,250,279	0.3
			48,344,828	6.5

		Energy: 0.5%
12,205		Anadarko Petroleum Corp.	555,083	0.1
4,708		EOG Resources, Inc.	448,108	0.1
62,908		Halliburton Co.	1,843,204	0.2
6,722		Pioneer Natural Resources Co.	1,023,626	0.1
			3,870,021	0.5

		Financials: 3.6%
9,231		American International Group, Inc.	397,487	0.1
34,185		American Express Co.	3,736,420	0.5
17,255		Aon PLC	2,945,429	0.4
17,537	(1)	Berkshire Hathaway, Inc. – Class B	3,523,008	0.5
2,645		Capital One Financial Corp.	216,070	0.0
86,282		Charles Schwab Corp.	3,689,418	0.5
2,982		CME Group, Inc.	490,778	0.1
20,923		Intercontinental Exchange, Inc.	1,593,077	0.2
17,070		Marsh & McLennan Cos., Inc.	1,602,873	0.2
41,628		Progressive Corp.	3,000,963	0.4
17,837		S&P Global, Inc.	3,755,580	0.5
1,704		State Street Corp.	112,140	0.0
19,991		TD Ameritrade Holding Corp.	999,350	0.1
3,718		Travelers Cos., Inc.	509,961	0.1
			26,572,554	3.6

		Health Care: 12.7%
108,868		AbbVie, Inc.	8,773,672	1.2
12,796	(1)	Alexion Pharmaceuticals, Inc.	1,729,763	0.2
42,606		Amgen, Inc.	8,094,288	1.1
4,037		Baxter International, Inc.	328,249	0.0
1,737		Becton Dickinson & Co.	433,781	0.1
13,380	(1)	Biogen, Inc.	3,162,764	0.4
76,100	(1)	Boston Scientific Corp.	2,920,718	0.4
62,506		Bristol-Myers Squibb Co.	2,982,161	0.4
50,406	(1)	Celgene Corp.	4,755,302	0.6
7,585		Cigna Corp.	1,219,820	0.2
7,036		CVS Health Corp.	379,452	0.1
38,978		Eli Lilly & Co.	5,057,785	0.7
68,300		Gilead Sciences, Inc.	4,440,183	0.6
14,022		HCA Healthcare, Inc.	1,828,188	0.2
9,232		Humana, Inc.	2,455,712	0.3
10,534	(1)	Illumina, Inc.	3,272,808	0.4
8,097	(1)	Intuitive Surgical, Inc.	4,619,986	0.6
34,720		Johnson & Johnson	4,853,509	0.7
1,743		McKesson Corp.	204,036	0.0
12,572		Merck & Co., Inc.	1,045,613	0.1
5,740	(1)	Regeneron Pharmaceuticals, Inc.	2,356,959	0.3
24,531		Stryker Corp.	4,845,363	0.7
1,705		Thermo Fisher Scientific, Inc.	466,693	0.1
68,674		UnitedHealth Group, Inc.	16,980,333	2.3
18,316	(1)	Vertex Pharmaceuticals, Inc.	3,369,228	0.5
34,786		Zoetis, Inc.	3,501,907	0.5
			94,078,273	12.7

		Industrials: 10.5%
33,558		3M Co.	6,972,681	0.9
38,469		Boeing Co.	14,672,846	2.0
37,824		Caterpillar, Inc.	5,124,774	0.7
26,139		CSX Corp.	1,955,720	0.3
22,962		Deere & Co.	3,670,246	0.5
11,502		Delta Air Lines, Inc.	594,078	0.1
31,212		Emerson Electric Co.	2,137,086	0.3

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,528		FedEx Corp.	$3,179,755	0.4
8,141		General Dynamics Corp.	1,378,109	0.2
32,457		Honeywell International, Inc.	5,158,066	0.7
23,744		Illinois Tool Works, Inc.	3,407,976	0.5
16,101		Lockheed Martin Corp.	4,832,876	0.6
11,308		Northrop Grumman Corp.	3,048,637	0.4
20,627		Raytheon Co.	3,755,764	0.5
5,562	(1)	Resideo Technologies, Inc.	107,291	0.0
25,894		Southwest Airlines Co.	1,344,158	0.2
47,745		Union Pacific Corp.	7,982,964	1.1
49,610		United Parcel Service, Inc. - Class B	5,543,421	0.7
25,955		Waste Management, Inc.	2,696,984	0.4
			77,563,432	10.5

		Information Technology: 32.6%
46,191		Accenture PLC	8,130,540	1.1
35,316	(1)	Adobe, Inc.	9,411,361	1.3
341,219		Apple, Inc.	64,814,549	8.7
68,466		Applied Materials, Inc.	2,715,362	0.4
31,288		Automatic Data Processing, Inc.	4,997,945	0.7
17,457		Broadcom, Inc.	5,249,494	0.7
37,231		Cognizant Technology Solutions Corp.	2,697,386	0.4
47,456		International Business Machines Corp.	6,696,042	0.9
17,573		Intuit, Inc.	4,593,758	0.6
65,286		Mastercard, Inc. - Class A	15,371,589	2.1
62,915	(1)	Micron Technology, Inc.	2,600,277	0.3
514,962		Microsoft Corp.	60,734,618	8.2
41,814		Nvidia Corp.	7,508,122	1.0
1,314		NXP Semiconductor NV - NXPI - US	116,144	0.0
16,816		Oracle Corp.	903,187	0.1
84,324	(1)	PayPal Holdings, Inc.	8,756,204	1.2
51,836	(1)	Salesforce.com, Inc.	8,209,267	1.1
69,054		Texas Instruments, Inc.	7,324,558	1.0
126,546		Visa, Inc. - Class A	19,765,220	2.7
5,111		VMware, Inc.	922,587	0.1
			241,518,210	32.6

		Materials: 1.3%
8,299		Ecolab, Inc.	1,465,105	0.2
23,401	(1)	Linde Public Ltd.	4,116,938	0.6
10,568		LyondellBasell Industries NV - Class A	888,557	0.1
1,133		PPG Industries, Inc.	127,882	0.0
5,980		Sherwin-Williams Co.	2,575,646	0.4
5,932		Southern Copper Corp.	235,382	0.0
			9,409,510	1.3

		Real Estate: 2.4%
31,501		American Tower Corp.	6,207,587	0.8
22,422		Crown Castle International Corp.	2,870,016	0.4
5,926		Equinix, Inc.	2,685,426	0.4
10,654		Public Storage, Inc.	2,320,228	0.3
20,313		Simon Property Group, Inc.	3,701,232	0.5
			17,784,489	2.4

	Total Common Stock (Cost $275,508,673)		730,384,015	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateral(3): 0.4%
1,000,000	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $1,000,214, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-4.500%, Market Value plus accrued interest $1,020,001, due 03/31/19-03/01/49)	1,000,000	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,000,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 04/02/19-10/20/68)	1,000,000	0.1
776,451	HSBC Securities USA, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $776,616, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $791,980, due 08/15/20-05/15/48)	776,451	0.1
		2,776,451	0.4

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,716,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $8,716,000)	$8,716,000	1.2

	Total Short-Term Investments (Cost $11,492,451)	11,492,451	1.6

	Total Investments in Securities (Cost $287,001,124)	$741,876,466	100.2
	Liabilities in Excess of Other Assets	(1,428,588)	(0.2)
	Net Assets	$740,447,878	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$730,384,015	$–	$–	$730,384,015
Short-Term Investments	8,716,000	2,776,451	–	11,492,451
Total Investments, at fair value	$739,100,015	$2,776,451	$–	$741,876,466
Other Financial Instruments+
Futures	214,479	–	–	214,479
Total Assets	$739,314,494	$2,776,451	$–	$742,090,945

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	69	06/21/19	$9,790,410	$214,479
			$9,790,410	$214,479

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $287,125,012.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$457,691,983
Gross Unrealized Depreciation	(2,726,050)

Net Unrealized Appreciation	$454,965,933

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 11.8%
37,018		Activision Blizzard, Inc.	$1,685,429	0.2
14,691	(1)	Alphabet, Inc. - Class A	17,289,691	1.8
14,974	(1)	Alphabet, Inc. - Class C	17,569,144	1.9
357,454		AT&T, Inc.	11,209,757	1.2
8,337	(1)	Charter Communications, Inc.	2,892,189	0.3
220,960		Comcast Corp. – Class A	8,833,981	0.9
14,576	(1)	Electronic Arts, Inc.	1,481,359	0.1
116,938	(1)	Facebook, Inc. - Class A	19,492,395	2.1
17,029	(1)	Fox Corp. - Class A	625,135	0.1
7,970	(1)	Fox Corp. - Class B	285,964	0.0
20,489	(1)	Netflix, Inc.	7,305,558	0.8
15,093	(1)	T-Mobile US, Inc.	1,042,926	0.1
203,424		Verizon Communications, Inc.	12,028,461	1.3
85,911		Walt Disney Co.	9,538,645	1.0
			111,280,634	11.8

		Consumer Discretionary: 9.6%
20,239	(1)	Amazon.com, Inc.	36,040,599	3.8
2,275	(1)	Booking Holdings, Inc.	3,969,670	0.4
19,647		Carnival Corp.	996,496	0.1
42,308		eBay, Inc.	1,571,319	0.2
191,840		Ford Motor Co.	1,684,355	0.2
3,719	(1)	Garrett Motion, Inc.	54,781	0.0
64,385		General Motors Co.	2,388,684	0.3
55,538		Home Depot, Inc.	10,657,187	1.1
17,552		Las Vegas Sands Corp.	1,069,970	0.1
39,495		Lowe's Cos, Inc.	4,323,518	0.5
13,897		Marriott International, Inc.	1,738,376	0.2
38,189		McDonald's Corp.	7,252,091	0.8
60,545		Nike, Inc.	5,098,494	0.5
59,386		Starbucks Corp.	4,414,755	0.5
25,895		Target Corp.	2,078,333	0.2
6,734	(1),(2)	Tesla, Inc.	1,884,577	0.2
60,857		TJX Cos., Inc.	3,238,201	0.3
15,051		Yum! Brands, Inc.	1,502,240	0.2
			89,963,646	9.6

		Consumer Staples: 7.8%
93,103		Altria Group, Inc.	5,346,905	0.6
188,103		Coca-Cola Co.	8,814,507	0.9
41,899		Colgate-Palmolive Co.	2,871,757	0.3
7,625		Constellation Brands, Inc.	1,336,891	0.1
21,484		Costco Wholesale Corp.	5,202,136	0.5
10,511		Estee Lauder Cos., Inc.	1,740,096	0.2
29,133		General Mills, Inc.	1,507,633	0.2
16,882		Kimberly-Clark Corp.	2,091,680	0.2
29,622		Kraft Heinz Co.	967,158	0.1
70,182		Mondelez International, Inc.	3,503,485	0.4
19,612	(1)	Monster Beverage Corp.	1,070,423	0.1
69,662		PepsiCo, Inc.	8,537,078	0.9
76,388		Philip Morris International, Inc.	6,751,935	0.7
122,491		Procter & Gamble Co.	12,745,189	1.4
23,071		Sysco Corp.	1,540,220	0.2
39,815		Walgreens Boots Alliance, Inc.	2,519,095	0.3
69,035		Walmart, Inc.	6,732,984	0.7
			73,279,172	7.8

		Energy: 5.5%
24,777		Anadarko Petroleum Corp.	1,126,858	0.1
25,231		Baker Hughes a GE Co.	699,403	0.1
93,670		Chevron Corp.	11,538,271	1.2
56,012		ConocoPhillips	3,738,241	0.4
28,421		EOG Resources, Inc.	2,705,111	0.3
208,337		Exxon Mobil Corp.	16,833,630	1.8
42,910		Halliburton Co.	1,257,263	0.1
95,688		Kinder Morgan, Inc.	1,914,717	0.2
32,947		Marathon Petroleum Corp.	1,971,878	0.2
37,142		Occidental Petroleum Corp.	2,458,800	0.3
20,229		Phillips 66	1,925,194	0.2
8,323		Pioneer Natural Resources Co.	1,267,426	0.1
68,156		Schlumberger Ltd.	2,969,557	0.3
20,830		Valero Energy Corp.	1,767,009	0.2
			52,173,358	5.5

		Financials: 12.9%
36,645		Aflac, Inc.	1,832,250	0.2
43,728		American International Group, Inc.	1,882,928	0.2
16,296		Allstate Corp.	1,534,757	0.2
34,311		American Express Co.	3,750,192	0.4
11,811		Aon PLC	2,016,138	0.2
443,208		Bank of America Corp.	12,228,109	1.3
43,671		Bank of New York Mellon Corp.	2,202,329	0.2
37,833		BB&T Corp.	1,760,369	0.2
95,265	(1)	Berkshire Hathaway, Inc. – Class B	19,137,786	2.0
5,962		BlackRock, Inc.	2,547,980	0.3
22,902		Capital One Financial Corp.	1,870,864	0.2
59,057		Charles Schwab Corp.	2,525,277	0.3
22,540		Chubb Ltd.	3,157,403	0.3
116,537		Citigroup, Inc.	7,250,932	0.8
17,387		CME Group, Inc.	2,861,552	0.3
17,137		Goldman Sachs Group, Inc.	3,290,133	0.3
27,605		Intercontinental Exchange, Inc.	2,101,845	0.2
162,729		JPMorgan Chase & Co.	16,473,057	1.8
24,933		Marsh & McLennan Cos., Inc.	2,341,209	0.2
40,019		Metlife, Inc.	1,703,609	0.2
59,617		Morgan Stanley	2,515,837	0.3
22,454		PNC Financial Services Group, Inc.	2,754,208	0.3
28,492		Progressive Corp.	2,053,988	0.2
20,294		Prudential Financial, Inc.	1,864,613	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,210		S&P Global, Inc.	$2,570,815	0.3
18,451		State Street Corp.	1,214,260	0.1
13,683		TD Ameritrade Holding Corp.	684,013	0.1
13,004		Travelers Cos., Inc.	1,783,629	0.2
74,385		US Bancorp	3,584,613	0.4
203,062		Wells Fargo & Co.	9,811,956	1.0
			121,306,651	12.9

		Health Care: 15.7%
84,131		Abbott Laboratories	6,725,432	0.7
74,516		AbbVie, Inc.	6,005,244	0.6
10,516	(1)	Alexion Pharmaceuticals, Inc.	1,421,553	0.2
16,659		Allergan PLC	2,439,044	0.3
30,992		Amgen, Inc.	5,887,860	0.6
12,792		Anthem, Inc.	3,671,048	0.4
24,587		Baxter International, Inc.	1,999,169	0.2
13,024		Becton Dickinson & Co.	3,252,484	0.4
9,661	(1)	Biogen, Inc.	2,283,667	0.2
67,734	(1)	Boston Scientific Corp.	2,599,631	0.3
80,419		Bristol-Myers Squibb Co.	3,836,791	0.4
34,501	(1)	Celgene Corp.	3,254,824	0.4
18,321		Cigna Corp.	2,946,383	0.3
63,145		CVS Health Corp.	3,405,410	0.4
30,867		Danaher Corp.	4,075,061	0.4
43,400		Eli Lilly & Co.	5,631,584	0.6
62,750		Gilead Sciences, Inc.	4,079,378	0.4
13,415		HCA Healthcare, Inc.	1,749,048	0.2
6,659		Humana, Inc.	1,771,294	0.2
7,211	(1)	Illumina, Inc.	2,240,386	0.2
5,582	(1)	Intuitive Surgical, Inc.	3,184,978	0.3
132,027		Johnson & Johnson	18,456,054	2.0
9,415		McKesson Corp.	1,102,120	0.1
66,540		Medtronic PLC	6,060,463	0.6
127,987		Merck & Co., Inc.	10,644,679	1.1
281,944		Pfizer, Inc.	11,974,162	1.3
3,968	(1)	Regeneron Pharmaceuticals, Inc.	1,629,340	0.2
16,791		Stryker Corp.	3,316,558	0.4
19,715		Thermo Fisher Scientific, Inc.	5,396,390	0.6
47,005		UnitedHealth Group, Inc.	11,622,456	1.2
12,538	(1)	Vertex Pharmaceuticals, Inc.	2,306,365	0.2
23,810		Zoetis, Inc.	2,396,953	0.3
			147,365,809	15.7

		Industrials: 8.3%
27,508		3M Co.	5,715,612	0.6
26,331		Boeing Co.	10,043,170	1.1
28,171		Caterpillar, Inc.	3,816,889	0.4
38,147		CSX Corp.	2,854,158	0.3
15,717		Deere & Co.	2,512,205	0.3
31,381		Delta Air Lines, Inc.	1,620,829	0.2
21,478		Eaton Corp. PLC	1,730,268	0.2
30,089		Emerson Electric Co.	2,060,194	0.2
11,999		FedEx Corp.	2,176,739	0.2
12,384		General Dynamics Corp.	2,096,363	0.2
423,876		General Electric Co.	4,234,521	0.5
35,775		Honeywell International, Inc.	5,685,363	0.6
16,252		Illinois Tool Works, Inc.	2,332,649	0.3
44,754		Johnson Controls International plc	1,653,213	0.2
12,071		Lockheed Martin Corp.	3,623,231	0.4
13,140		Norfolk Southern Corp.	2,455,735	0.3
7,740		Northrop Grumman Corp.	2,086,704	0.2
14,119		Raytheon Co.	2,570,787	0.3
6,033	(1)	Resideo Technologies, Inc.	116,377	0.0
24,927		Southwest Airlines Co.	1,293,961	0.1
35,560		Union Pacific Corp.	5,945,632	0.6
33,956		United Parcel Service, Inc. - Class B	3,794,243	0.4
39,845		United Technologies Corp.	5,135,622	0.5
20,949		Waste Management, Inc.	2,176,811	0.2
			77,731,276	8.3

		Information Technology: 22.3%
31,616		Accenture PLC	5,565,048	0.6
24,173	(1)	Adobe, Inc.	6,441,863	0.7
233,551		Apple, Inc.	44,363,012	4.7
46,862		Applied Materials, Inc.	1,858,547	0.2
21,416		Automatic Data Processing, Inc.	3,420,992	0.4
19,948		Broadcom, Inc.	5,998,563	0.6
223,004		Cisco Systems, Inc.	12,039,986	1.3
28,252		Cognizant Technology Solutions Corp.	2,046,857	0.2
68,709		Hewlett Packard Enterprise Co.	1,060,180	0.1
76,423		HP, Inc.	1,484,899	0.2
221,389		Intel Corp.	11,888,589	1.3
45,176		International Business Machines Corp.	6,374,334	0.7
12,146		Intuit, Inc.	3,175,086	0.3
44,686		Mastercard, Inc. - Class A	10,521,319	1.1
54,997	(1)	Micron Technology, Inc.	2,273,026	0.2
372,710		Microsoft Corp.	43,957,417	4.7
28,620		Nvidia Corp.	5,139,007	0.5
16,664		NXP Semiconductor NV - NXPI - US	1,472,931	0.2
118,660		Oracle Corp.	6,373,229	0.7
57,717	(1)	PayPal Holdings, Inc.	5,993,333	0.6
59,604		Qualcomm, Inc.	3,399,216	0.4
35,746	(1)	Salesforce.com, Inc.	5,661,094	0.6
47,265		Texas Instruments, Inc.	5,013,399	0.5
86,616		Visa, Inc. - Class A	13,528,553	1.4
3,525		VMware, Inc.	636,298	0.1
			209,686,778	22.3

		Materials: 2.1%
10,775		Air Products & Chemicals, Inc.	2,057,594	0.2
111,623		DowDuPont, Inc.	5,950,622	0.6
12,526		Ecolab, Inc.	2,211,340	0.2
27,102	(1)	Linde Public Ltd.	4,768,055	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
15,132	LyondellBasell Industries NV - Class A	$1,272,299	0.2
11,889	PPG Industries, Inc.	1,341,911	0.2
4,094	Sherwin-Williams Co.	1,763,327	0.2
4,056	Southern Copper Corp.	160,942	0.0
		19,526,090	2.1

	Real Estate: 1.6%
21,563	American Tower Corp.	4,249,205	0.4
20,354	Crown Castle International Corp.	2,605,312	0.3
4,067	Equinix, Inc.	1,843,002	0.2
30,768	ProLogis, Inc.	2,213,757	0.2
7,294	Public Storage, Inc.	1,588,487	0.2
15,147	Simon Property Group, Inc.	2,759,935	0.3
		15,259,698	1.6

	Utilities: 1.9%
24,246	American Electric Power Co., Inc.	2,030,603	0.2
37,304	Dominion Energy, Inc.	2,859,725	0.3
35,061	Duke Energy Corp.	3,155,490	0.3
47,419	Exelon Corp.	2,377,114	0.3
23,476	NextEra Energy, Inc.	4,538,380	0.5
50,626	Southern Co.	2,616,352	0.3
		17,577,664	1.9

	Total Common Stock
	(Cost $336,472,624)	935,150,776	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateral(3): 0.2%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,000,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 04/02/19-10/20/68)	1,000,000	0.1
901,781	Morgan Stanley, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $901,977, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $919,817, due 02/01/46-07/01/47)	901,781	0.1
		1,901,781	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
3,548,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $3,548,000)	3,548,000	0.4

	Total Short-Term Investments
	(Cost $5,449,781)	5,449,781	0.6

	Total Investments in Securities (Cost $341,922,405)	$940,600,557	100.1
	Liabilities in Excess of Other Assets	(772,343)	(0.1)
	Net Assets	$939,828,214	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$935,150,776	$–	$–	$935,150,776

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Short-Term Investments	$3,548,000	$1,901,781	$–	$5,449,781
Total Investments, at fair value	$938,698,776	$1,901,781	$–	$940,600,557
Other Financial Instruments+
Futures	131,725	–	–	131,725
Total Assets	$938,830,501	$1,901,781	$–	$940,732,282

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	34	06/21/19	$4,824,260	$131,725
			$4,824,260	$131,725

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $344,938,926.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$603,492,464
Gross Unrealized Depreciation	(7,699,108)

Net Unrealized Appreciation	$595,793,356

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 8.7%
312,606		AT&T, Inc.	$9,803,324	2.6
2,144	(1)	Charter Communications, Inc.	743,775	0.2
193,239		Comcast Corp. – Class A	7,725,695	2.0
14,865	(1)	Fox Corp. - Class A	545,694	0.1
6,957	(1)	Fox Corp. - Class B	249,617	0.1
4,585	(1)	T-Mobile US, Inc.	316,824	0.1
177,901		Verizon Communications, Inc.	10,519,286	2.8
29,252		Walt Disney Co.	3,247,858	0.8
			33,152,073	8.7

		Consumer Discretionary: 3.6%
17,187		Carnival Corp.	871,725	0.2
28,979		eBay, Inc.	1,076,280	0.3
167,805		Ford Motor Co.	1,473,328	0.4
1,149	(1)	Garrett Motion, Inc.	16,925	0.0
56,305		General Motors Co.	2,088,915	0.6
5,971		Las Vegas Sands Corp.	363,992	0.1
26,919		McDonald's Corp.	5,111,918	1.3
22,649		Target Corp.	1,817,809	0.5
9,319		Yum! Brands, Inc.	930,129	0.2
			13,751,021	3.6

		Consumer Staples: 9.2%
36,854		Coca-Cola Co.	1,726,978	0.5
29,826		Colgate-Palmolive Co.	2,044,274	0.5
24,178		General Mills, Inc.	1,251,212	0.3
1,922		Kimberly-Clark Corp.	238,136	0.1
25,914		Kraft Heinz Co.	846,092	0.2
61,375		Mondelez International, Inc.	3,063,840	0.8
6,884		PepsiCo, Inc.	843,634	0.2
66,799		Philip Morris International, Inc.	5,904,364	1.6
107,117		Procter & Gamble Co.	11,145,524	2.9
34,823		Walgreens Boots Alliance, Inc.	2,203,251	0.6
60,374		Walmart, Inc.	5,888,276	1.5
			35,155,581	9.2

		Energy: 11.4%
14,395		Anadarko Petroleum Corp.	654,685	0.2
22,065		Baker Hughes a GE Co.	611,642	0.2
81,915		Chevron Corp.	10,090,290	2.6
48,983		ConocoPhillips	3,269,125	0.9
22,046		EOG Resources, Inc.	2,098,338	0.5
182,196		Exxon Mobil Corp.	14,721,437	3.9
83,696		Kinder Morgan, Inc.	1,674,757	0.4
28,818		Marathon Petroleum Corp.	1,724,757	0.5
32,481		Occidental Petroleum Corp.	2,150,242	0.6
17,693		Phillips 66	1,683,843	0.4
3,269		Pioneer Natural Resources Co.	497,803	0.1
59,603		Schlumberger Ltd.	2,596,903	0.7
18,216		Valero Energy Corp.	1,545,263	0.4
			43,319,085	11.4

		Financials: 23.6%
32,046		Aflac, Inc.	1,602,300	0.4
32,734		American International Group, Inc.	1,409,526	0.4
14,251		Allstate Corp.	1,342,159	0.3
9,541		American Express Co.	1,042,831	0.3
387,588		Bank of America Corp.	10,693,553	2.8
38,191		Bank of New York Mellon Corp.	1,925,972	0.5
33,085		BB&T Corp.	1,539,445	0.4
72,812	(1)	Berkshire Hathaway, Inc. – Class B	14,627,203	3.8
5,214		BlackRock, Inc.	2,228,307	0.6
18,486		Capital One Financial Corp.	1,510,121	0.4
19,713		Chubb Ltd.	2,761,397	0.7
101,917		Citigroup, Inc.	6,341,276	1.7
13,428		CME Group, Inc.	2,209,980	0.6
14,988		Goldman Sachs Group, Inc.	2,877,546	0.8
11,660		Intercontinental Exchange, Inc.	887,793	0.2
142,308		JPMorgan Chase & Co.	14,405,839	3.8
11,622		Marsh & McLennan Cos., Inc.	1,091,306	0.3
35,004		Metlife, Inc.	1,490,120	0.4
52,136		Morgan Stanley	2,200,139	0.6
19,639		PNC Financial Services Group, Inc.	2,408,920	0.6
17,750		Prudential Financial, Inc.	1,630,870	0.4
15,119		State Street Corp.	994,981	0.3
9,155		Travelers Cos., Inc.	1,255,700	0.3
65,050		US Bancorp	3,134,760	0.8
177,579		Wells Fargo & Co.	8,580,617	2.2
			90,192,661	23.6

		Health Care: 19.0%
73,577		Abbott Laboratories	5,881,745	1.5
1,565	(1)	Alexion Pharmaceuticals, Inc.	211,557	0.1
14,568		Allergan PLC	2,132,901	0.6
1,599		Amgen, Inc.	303,778	0.1
11,187		Anthem, Inc.	3,210,445	0.8
19,097		Baxter International, Inc.	1,552,777	0.4
10,353		Becton Dickinson & Co.	2,585,455	0.7
440	(1)	Biogen, Inc.	104,007	0.0
13,691	(1)	Boston Scientific Corp.	525,461	0.1
32,920		Bristol-Myers Squibb Co.	1,570,613	0.4
11,504		Cigna Corp.	1,850,073	0.5
51,024		CVS Health Corp.	2,751,724	0.7
26,993		Danaher Corp.	3,563,616	0.9
14,576		Eli Lilly & Co.	1,891,382	0.5
13,998		Gilead Sciences, Inc.	910,010	0.2
3,367		HCA Healthcare, Inc.	438,990	0.1
297		Humana, Inc.	79,002	0.0
94,675		Johnson & Johnson	13,234,618	3.5
7,215		McKesson Corp.	844,588	0.2

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
58,187	Medtronic PLC	$5,299,672	1.4
104,430	Merck & Co., Inc.	8,685,443	2.3
246,569	Pfizer, Inc.	10,471,786	2.8
16,224	Thermo Fisher Scientific, Inc.	4,440,833	1.2
		72,540,476	19.0

	Industrials: 5.7%
3,971	3M Co.	825,094	0.2
1,997	Caterpillar, Inc.	270,574	0.1
17,719	CSX Corp.	1,325,736	0.3
20,589	Delta Air Lines, Inc.	1,063,422	0.3
18,786	Eaton Corp. PLC	1,513,400	0.4
7,631	Emerson Electric Co.	522,495	0.1
5,956	General Dynamics Corp.	1,008,232	0.3
370,714	General Electric Co.	3,703,433	1.0
11,857	Honeywell International, Inc.	1,884,314	0.5
39,146	Johnson Controls International plc	1,446,053	0.4
918	Lockheed Martin Corp.	275,547	0.1
11,490	Norfolk Southern Corp.	2,147,366	0.5
1,980	(1) Resideo Technologies, Inc.	38,194	0.0
6,300	Southwest Airlines Co.	327,033	0.1
2,519	Union Pacific Corp.	421,177	0.1
34,845	United Technologies Corp.	4,491,172	1.2
2,785	Waste Management, Inc.	289,389	0.1
		21,552,631	5.7

	Information Technology: 10.1%
6,996	Broadcom, Inc.	2,103,767	0.6
195,024	Cisco Systems, Inc.	10,529,346	2.8
2,426	Cognizant Technology Solutions Corp.	175,764	0.1
60,107	Hewlett Packard Enterprise Co.	927,451	0.2
66,849	HP, Inc.	1,298,876	0.3
193,606	Intel Corp.	10,396,642	2.7
11,103	International Business Machines Corp.	1,566,633	0.4
10,437	(1) Micron Technology, Inc.	431,361	0.1
17,275	Microsoft Corp.	2,037,414	0.5
13,801	NXP Semiconductor NV - NXPI - US	1,219,870	0.3
93,709	Oracle Corp.	5,033,110	1.3
52,124	Qualcomm, Inc.	2,972,632	0.8
		38,692,866	10.1

	Materials: 3.0%
9,423	Air Products & Chemicals, Inc.	1,799,416	0.5
97,615	DowDuPont, Inc.	5,203,856	1.4
6,004	Ecolab, Inc.	1,059,946	0.3
9,694	(1) Linde Public Ltd.	1,705,465	0.4
6,908	LyondellBasell Industries NV - Class A	580,825	0.1
9,724	PPG Industries, Inc.	1,097,548	0.3
		11,447,056	3.0

	Real Estate: 0.7%
4,379	Crown Castle International Corp.	560,512	0.1
26,912	ProLogis, Inc.	1,936,318	0.5
1,088	Simon Property Group, Inc.	198,245	0.1
		2,695,075	0.7

	Utilities: 4.0%
21,204	American Electric Power Co., Inc.	1,775,835	0.5
32,623	Dominion Energy, Inc.	2,500,879	0.7
30,658	Duke Energy Corp.	2,759,220	0.7
41,475	Exelon Corp.	2,079,142	0.5
20,530	NextEra Energy, Inc.	3,968,860	1.0
44,278	Southern Co.	2,288,287	0.6
		15,372,223	4.0

	Total Common Stock (Cost $271,354,657)	377,870,748	99.0

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
3,016,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $3,016,000)	3,016,000	0.8

	Total Short-Term Investments (Cost $3,016,000)	3,016,000	0.8

	Total Investments in Securities (Cost $274,370,657)	$380,886,748	99.8
	Assets in Excess of Other Liabilities	681,591	0.2
	Net Assets	$381,568,339	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$377,870,748	$–	$–	$377,870,748
Short-Term Investments	3,016,000	–	–	3,016,000
Total Investments, at fair value	$380,886,748	$–	$–	$380,886,748
Other Financial Instruments+
Futures	60,383	–	–	60,383
Total Assets	$380,947,131	$–	$–	$380,947,131

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	26	06/21/19	$3,689,140	$60,383
			$3,689,140	$60,383

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $278,028,270.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$119,318,383
Gross Unrealized Depreciation	(16,399,522)

Net Unrealized Appreciation	$102,918,861

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 3.7%
4,148	(1)	AMC Networks, Inc.	$235,440	0.1
405		Cable One, Inc.	397,459	0.1
30,755		CBS Corp. - Class B	1,461,785	0.5
7,046	(1)	IAC/InterActiveCorp	1,480,435	0.5
3,742		Interpublic Group of Cos., Inc.	78,619	0.0
285		Lions Gate Entertainment Corp. - Class A	4,457	0.0
745		Lions Gate Entertainment Corp. - Class B	11,250	0.0
13,043	(1)	Live Nation Entertainment, Inc.	828,752	0.3
178	(1)	Madison Square Garden Co.	52,177	0.0
4,976		Match Group, Inc.	281,691	0.1
13,916		Omnicom Group	1,015,729	0.3
156,787		Sirius XM Holdings, Inc.	888,982	0.3
6,264	(1)	Take-Two Interactive Software, Inc.	591,134	0.2
9,850	(1)	TripAdvisor, Inc.	506,783	0.2
67,737	(1)	Twitter, Inc.	2,227,193	0.8
21,431	(1)	Zayo Group Holdings, Inc.	609,069	0.2
3,844	(1)	Zillow Group, Inc. - Class A	131,465	0.0
8,323	(1)	Zillow Group, Inc. - Class C	289,141	0.1
			11,091,561	3.7

		Consumer Discretionary: 15.9%
2,011		Advance Auto Parts, Inc.	342,936	0.1
21,344		Aptiv PLC	1,696,635	0.6
2,077	(1)	Autozone, Inc.	2,127,097	0.7
5,567		Best Buy Co., Inc.	395,591	0.1
4,568	(1)	Bright Horizons Family Solutions, Inc.	580,638	0.2
812		Brunswick Corp.	40,868	0.0
6,307	(1)	Burlington Stores, Inc.	988,181	0.3
7,144	(1)	Capri Holdings Ltd.	326,838	0.1
9,706	(1)	Carmax, Inc.	677,479	0.2
4,272		Carter's, Inc.	430,575	0.1
2,305	(1)	Chipotle Mexican Grill, Inc.	1,637,265	0.6
3,244		Choice Hotels International, Inc.	252,189	0.1
363		Columbia Sportswear Co.	37,817	0.0
5,907		Darden Restaurants, Inc.	717,523	0.2
25,168		Dollar General Corp.	3,002,542	1.0
3,777	(1)	Dollar Tree, Inc.	396,736	0.1
3,922		Domino's Pizza, Inc.	1,012,268	0.3
18,937		D.R. Horton, Inc.	783,613	0.3
7,828		Dunkin Brands Group, Inc.	587,883	0.2
11,156		Expedia Group, Inc.	1,327,564	0.4
10,766		Extended Stay America, Inc.	193,250	0.1
5,526	(1)	Floor & Decor Holdings, Inc.	227,782	0.1
8,006	(1)	frontdoor, Inc.	275,567	0.1
1,304		Gap, Inc.	34,139	0.0
16,846		Gentex Corp.	348,375	0.1
4,462	(1)	Grand Canyon Education, Inc.	510,944	0.2
8,533	(1)	GrubHub, Inc.	592,788	0.2
3,553		H&R Block, Inc.	85,059	0.0
33,914		Hanesbrands, Inc.	606,382	0.2
8,608		Hasbro, Inc.	731,852	0.2
9,157	(1)	Hilton Grand Vacations, Inc.	282,493	0.1
26,081		Hilton Worldwide Holdings, Inc.	2,167,592	0.7
597	(2)	International Game Technology PLC	7,755	0.0
4,101		L Brands, Inc.	113,106	0.0
618		Lear Corp.	83,869	0.0
14,276		Lennar Corp. - Class A	700,809	0.2
817		Lennar Corp. - Class B	31,961	0.0
5,032	(1)	LKQ Corp.	142,808	0.1
9,035	(1)	Lululemon Athletica, Inc.	1,480,565	0.5
7,247	(1),(2)	Mattel, Inc.	94,211	0.0
4,205		MGM Resorts International	107,900	0.0
1,371	(1)	Michaels Cos, Inc.	15,657	0.0
11,134		Nordstrom, Inc.	494,127	0.2
295	(1)	NVR, Inc.	816,265	0.3
7,338	(1)	O'Reilly Automotive, Inc.	2,849,345	1.0
5,546		Polaris Industries, Inc.	468,249	0.2
3,719		Pool Corp.	613,523	0.2
7,561		Pulte Group, Inc.	211,406	0.1
34,578		Ross Stores, Inc.	3,219,212	1.1
7,738		Service Corp. International	310,681	0.1
12,832	(1)	ServiceMaster Global Holdings, Inc.	599,254	0.2
6,827		Six Flags Entertainment Corp.	336,912	0.1
5,861	(1)	Skechers USA, Inc.	196,988	0.1
5,389		Tapestry, Inc.	175,089	0.1
4,390	(1)	Tempur Sealy International, Inc.	253,171	0.1
3,927		Thor Industries, Inc.	244,927	0.1
2,020		Tiffany & Co.	213,211	0.1
6,492		Toll Brothers, Inc.	235,010	0.1
11,539		Tractor Supply Co.	1,128,053	0.4
5,351	(1)	Ulta Beauty, Inc.	1,866,054	0.6
13,346	(1)	Under Armour, Inc. - Class A	282,134	0.1
13,648	(1)	Under Armour, Inc. - Class C	257,538	0.1
7,001	(1)	Urban Outfitters, Inc.	207,510	0.1
3,792		Vail Resorts, Inc.	824,002	0.3
23,578		VF Corp.	2,049,164	0.7
1,736	(1)	Visteon Corp.	116,920	0.0
5,405	(1)	Wayfair, Inc.	802,372	0.3
17,623		Wendy's Company	315,275	0.1
1,733		Williams-Sonoma, Inc.	97,516	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
9,045		Wyndham Destinations, Inc.	$366,232	0.1
9,259		Wyndham Hotels & Resorts, Inc.	462,857	0.2
9,728		Wynn Resorts Ltd.	1,160,745	0.4
2,907		Yum China Holdings, Inc.	130,553	0.0
			47,501,397	15.9

		Consumer Staples: 3.0%
4,864		Brown-Forman Corp. - Class A	248,891	0.1
26,402		Brown-Forman Corp. - Class B	1,393,498	0.5
11,570		Campbell Soup Co.	441,164	0.1
19,610		Church & Dwight Co., Inc.	1,396,820	0.5
10,568		Clorox Co.	1,695,741	0.6
3,420		Energizer Holdings, Inc.	153,661	0.1
1,860	(1)	Herbalife Nutrition Ltd	98,561	0.0
12,083		Hershey Co.	1,387,491	0.5
11,745		Kellogg Co.	673,928	0.2
17,168		Keurig Dr Pepper, Inc.	480,189	0.2
674		McCormick & Co., Inc.	101,525	0.0
1,614		Nu Skin Enterprises, Inc.	77,246	0.0
3,542	(1)	Post Holdings, Inc.	387,495	0.1
1,743		Spectrum Brands Holdings, Inc.	95,481	0.0
11,855	(1)	Sprouts Farmers Market, Inc.	255,357	0.1
1,228	(1)	US Foods Holding Corp.	42,869	0.0
			8,929,917	3.0

		Energy: 1.4%
12,254	(1)	Antero Resources Corp.	108,203	0.0
2,302		Apache Corp.	79,788	0.0
29,633		Cabot Oil & Gas Corp.	773,421	0.3
15,175	(1)	Cheniere Energy, Inc.	1,037,363	0.3
12,912	(1),(2)	Chesapeake Energy Corp.	40,027	0.0
1,147		Cimarex Energy Co.	80,175	0.0
2,398		Concho Resources, Inc./Midland TX	266,082	0.1
3,999	(1)	Continental Resources, Inc.	179,035	0.1
2,472		Diamondback Energy, Inc.	250,982	0.1
4,596		Kosmos Energy Ltd.	28,633	0.0
16,057		Oneok, Inc.	1,121,421	0.4
17,343	(1)	Parsley Energy, Inc.	334,720	0.1
2,077	(2)	RPC, Inc.	23,699	0.0
			4,323,549	1.4

		Financials: 6.4%
158	(1)	Alleghany Corp.	96,759	0.0
2,085		Ameriprise Financial, Inc.	267,088	0.1
5,842	(1)	Arch Capital Group Ltd.	188,813	0.1
854		Axis Capital Holdings Ltd.	46,782	0.0
597		BOK Financial Corp.	48,685	0.0
1,284		Brown & Brown, Inc.	37,891	0.0
9,803		Cboe Global Markets, Inc.	935,598	0.3
895		Comerica, Inc.	65,621	0.0
951	(1)	Credit Acceptance Corp.	429,785	0.2
14,318		Discover Financial Services	1,018,869	0.3
5,272		E*Trade Financial Corp.	244,779	0.1
1,040		East West Bancorp, Inc.	49,889	0.0
10,610		Eaton Vance Corp.	427,689	0.1
1,779		Erie Indemnity Co.	317,587	0.1
3,800		Evercore, Inc.	345,800	0.1
1,513		Everest Re Group Ltd.	326,747	0.1
3,536		Factset Research Systems, Inc.	877,883	0.3
6,357		Interactive Brokers Group, Inc.	329,801	0.1
9,912		Lazard Ltd.	358,220	0.1
7,974		LPL Financial Holdings, Inc.	555,389	0.2
114	(1)	Markel Corp.	113,571	0.0
3,465		MarketAxess Holdings, Inc.	852,667	0.3
15,775		Moody's Corp.	2,856,695	1.0
1,722		Morningstar, Inc.	216,955	0.1
7,805		MSCI, Inc. - Class A	1,551,946	0.5
5,366		Northern Trust Corp.	485,140	0.2
542		OneMain Holdings, Inc.	17,209	0.0
3,073		Pinnacle Financial Partners, Inc.	168,093	0.1
3,538		Raymond James Financial, Inc.	284,491	0.1
333		RenaissanceRe Holdings Ltd.	47,786	0.0
1,455		Santander Consumer USA Holdings, Inc.	30,744	0.0
12,257		SEI Investments Co.	640,428	0.2
3,093		Signature Bank	396,121	0.1
3,846	(1)	SVB Financial Group	855,197	0.3
23,704		Synchrony Financial	756,158	0.3
4,536		Synovus Financial Corp.	155,857	0.1
20,435		T. Rowe Price Group, Inc.	2,045,952	0.7
3,020	(1)	Texas Capital Bancshares, Inc.	164,862	0.1
3,894		Virtu Financial, Inc.	92,483	0.0
1,007	(3)	Voya Financial, Inc.	50,310	0.0
5,612	(1)	Western Alliance Bancorp.	230,316	0.1
			18,982,656	6.4

		Health Care: 14.3%
4,038	(1)	Abiomed, Inc.	1,153,212	0.4
4,478	(1),(2)	Agios Pharmaceuticals, Inc.	301,996	0.1
7,501	(1)	Align Technology, Inc.	2,132,759	0.7
14,550	(1)	Alkermes PLC	530,930	0.2
7,892	(1)	Alnylam Pharmaceuticals, Inc.	737,507	0.2
14,544		AmerisourceBergen Corp.	1,156,539	0.4
16,698	(1)	BioMarin Pharmaceutical, Inc.	1,483,283	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,514		Bio-Techne Corp.	$697,705	0.2
3,520	(1)	Bluebird Bio, Inc.	553,802	0.2
3,854		Bruker Corp.	148,148	0.0
3,488		Cantel Medical Corp.	233,312	0.1
3,197	(1)	Catalent, Inc.	129,766	0.0
33,949	(1)	Centene Corp.	1,802,692	0.6
13,103	(1)	Cerner Corp.	749,623	0.3
3,206	(1)	Charles River Laboratories International, Inc.	465,671	0.2
1,467		Chemed Corp.	469,543	0.2
730		Cooper Cos., Inc.	216,204	0.1
870	(1)	Covetrus, Inc.	27,710	0.0
6,380	(1)	DaVita, Inc.	346,370	0.1
8,259	(1)	DexCom, Inc.	983,647	0.3
19,874	(1)	Edwards Lifesciences Corp.	3,802,492	1.3
14,744	(1)	Elanco Animal Health, Inc.	472,840	0.2
9,255		Encompass Health Corp.	540,492	0.2
11,318	(1)	Exact Sciences Corp.	980,365	0.3
27,730	(1)	Exelixis, Inc.	659,974	0.2
2,122	(1)	Henry Schein, Inc.	127,553	0.0
4,059		Hill-Rom Holdings, Inc.	429,686	0.1
1,476	(1)	ICU Medical, Inc.	353,251	0.1
8,123	(1)	Idexx Laboratories, Inc.	1,816,303	0.6
16,597	(1)	Incyte Corp., Ltd.	1,427,508	0.5
5,520	(1),(2)	Insulet Corp.	524,897	0.2
5,188	(1)	Integra LifeSciences Holdings Corp.	289,075	0.1
11,804	(1),(2)	Ionis Pharmaceuticals, Inc.	958,131	0.3
5,108	(1)	Jazz Pharmaceuticals PLC	730,189	0.2
567	(1)	Laboratory Corp. of America Holdings	86,740	0.0
4,362	(1)	Masimo Corp.	603,177	0.2
2,322	(1)	Mettler Toledo International, Inc.	1,678,806	0.6
2,246	(1),(2)	Moderna, Inc.	45,706	0.0
4,969	(1)	Molina Healthcare, Inc.	705,399	0.2
14,766	(1)	Nektar Therapeutics	496,138	0.2
8,510	(1)	Neurocrine Biosciences, Inc.	749,731	0.3
2,897	(1)	Penumbra, Inc.	425,888	0.1
5,465	(1)	PRA Health Sciences, Inc.	602,735	0.2
1,639	(1)	Premier, Inc.	56,529	0.0
13,301		Resmed, Inc.	1,382,905	0.5
4,602	(1)	Sage Therapeutics, Inc.	731,948	0.2
6,273	(1)	Sarepta Therapeutics, Inc.	747,679	0.3
10,251	(1)	Seattle Genetics, Inc.	750,783	0.3
825		Teleflex, Inc.	249,282	0.1
8,654	(1)	Varian Medical Systems, Inc.	1,226,445	0.4
11,804	(1)	Veeva Systems, Inc.	1,497,455	0.5
6,603	(1)	Waters Corp.	1,662,041	0.6
4,393	(1)	WellCare Health Plans, Inc.	1,185,012	0.4
1,604		West Pharmaceutical Services, Inc.	176,761	0.1
			42,494,335	14.3

		Industrials: 15.5%
716		Air Lease Corp.	24,595	0.0
7,432		Allegion Public Ltd.	674,157	0.2
10,843		Allison Transmission Holdings, Inc.	487,068	0.2
4,151		Ametek, Inc.	344,408	0.1
13,437		AO Smith Corp.	716,461	0.2
4,076		Armstrong World Industries, Inc.	323,716	0.1
9,412		BWX Technologies, Inc.	466,647	0.2
12,916		CH Robinson Worldwide, Inc.	1,123,563	0.4
8,093		Cintas Corp.	1,635,676	0.6
19,170	(1)	Copart, Inc.	1,161,510	0.4
3,383	(1)	CoStar Group, Inc.	1,577,899	0.5
5,083		Cummins, Inc.	802,453	0.3
332		Curtiss-Wright Corp.	37,629	0.0
11,309		Donaldson Co., Inc.	566,129	0.2
3,068		Equifax, Inc.	363,558	0.1
16,274		Expeditors International Washington, Inc.	1,235,197	0.4
27,190		Fastenal Co.	1,748,589	0.6
25,509		Fortive Corp.	2,139,950	0.7
5,580		Fortune Brands Home & Security, Inc.	265,664	0.1
3,960	(1)	Gardner Denver Holdings, Inc.	110,128	0.0
1,149	(1)	Genesee & Wyoming, Inc.	100,124	0.0
15,640		Graco, Inc.	774,493	0.3
11,219		Harris Corp.	1,791,786	0.6
5,028	(1)	HD Supply Holdings, Inc.	217,964	0.1
3,678		Heico Corp.	348,932	0.1
7,163		Heico Corp. - Class A	602,122	0.2
1,685		Hexcel Corp.	116,535	0.0
3,498		Hubbell, Inc.	412,694	0.1
3,440		Huntington Ingalls Industries, Inc.	712,768	0.2
6,814		IDEX Corp.	1,033,956	0.3
12,541		Ingersoll-Rand PLC - Class A	1,353,801	0.5
8,237		JB Hunt Transport Services, Inc.	834,326	0.3
11,907		KAR Auction Services, Inc.	610,948	0.2
3,773		Landstar System, Inc.	412,728	0.1
3,175		Lennox International, Inc.	839,470	0.3
5,849		Lincoln Electric Holdings, Inc.	490,556	0.2
18,963		Masco Corp.	745,435	0.3
3,042	(1)	Middleby Corp.	395,551	0.1
1,874		MSC Industrial Direct Co.	154,999	0.1
5,112		Nordson Corp.	677,442	0.2
6,229		Old Dominion Freight Line	899,405	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,196		Parker Hannifin Corp.	$376,877	0.1
4,020		Quanta Services, Inc.	151,715	0.1
1,348		Republic Services, Inc.	108,352	0.0
11,180		Robert Half International, Inc.	728,489	0.2
11,382		Rockwell Automation, Inc.	1,997,086	0.7
13,705		Rollins, Inc.	570,402	0.2
1,783		Roper Technologies, Inc.	609,732	0.2
780		Schneider National, Inc.	16,419	0.0
8,349	(1)	Sensata Technologies Holding PLC	375,872	0.1
10,016		Spirit Aerosystems Holdings, Inc.	916,764	0.3
3,854		Textron, Inc.	195,244	0.1
9,747		Toro Co.	670,983	0.2
4,586	(1)	TransDigm Group, Inc.	2,081,998	0.7
17,401		TransUnion	1,163,083	0.4
7,518	(1)	United Rentals, Inc.	858,931	0.3
1,675	(1)	Univar, Inc.	37,118	0.0
15,178		Verisk Analytics, Inc.	2,018,674	0.7
4,926	(1)	WABCO Holdings, Inc.	649,395	0.2
2,935		Wabtec Corp.	216,368	0.1
2,423		Watsco, Inc.	346,998	0.1
12,335	(1)	Welbilt, Inc.	202,047	0.1
4,300		WW Grainger, Inc.	1,293,999	0.4
11,832	(1),(2)	XPO Logistics, Inc.	635,852	0.2
9,476		Xylem, Inc.	748,983	0.3
			46,302,413	15.5

		Information Technology: 32.8%
5,175	(1)	2U, Inc.	366,649	0.1
88,623	(1)	Advanced Micro Devices, Inc.	2,261,659	0.8
14,034	(1)	Akamai Technologies, Inc.	1,006,378	0.3
4,485		Alliance Data Systems Corp.	784,785	0.3
27,928		Amphenol Corp.	2,637,520	0.9
5,521		Analog Devices, Inc.	581,196	0.2
7,881	(1)	ANSYS, Inc.	1,439,938	0.5
5,456	(1)	Arista Networks, Inc.	1,715,694	0.6
6,231	(1)	Aspen Technology, Inc.	649,644	0.2
9,500	(1)	Atlassian Corp. PLC	1,067,705	0.4
17,438	(1)	Autodesk, Inc.	2,717,189	0.9
13,426	(1)	Black Knight, Inc.	731,717	0.2
12,279		Booz Allen Hamilton Holding Corp.	713,901	0.2
10,951		Broadridge Financial Solutions, Inc. ADR	1,135,509	0.4
26,417	(1)	Cadence Design Systems, Inc.	1,677,744	0.6
11,798		CDK Global, Inc.	693,958	0.2
13,851		CDW Corp.	1,334,821	0.4
4,585	(1)	Ceridian HCM Holding, Inc.	235,210	0.1
12,799		Citrix Systems, Inc.	1,275,548	0.4
15,636		Cognex Corp.	795,247	0.3
1,643	(1)	Coherent, Inc.	232,846	0.1
4,772	(1)	CoreLogic, Inc.	177,805	0.1
23,393		Cypress Semiconductor Corp.	349,024	0.1
1,014	(1)	Dell Technologies, Inc.	59,512	0.0
7,391	(1)	DocuSign, Inc.	383,149	0.1
628	(1),(2)	Elastic NV	50,158	0.0
4,851	(1)	EPAM Systems, Inc.	820,450	0.3
2,344	(1)	Euronet Worldwide, Inc.	334,231	0.1
5,623	(1)	F5 Networks, Inc.	882,417	0.3
2,712	(1)	Fair Isaac Corp.	736,661	0.2
2,628		Fidelity National Information Services, Inc.	297,227	0.1
12,173	(1),(2)	FireEye, Inc.	204,385	0.1
51,451	(1)	First Data Corp.	1,351,618	0.5
37,727	(1)	Fiserv, Inc.	3,330,540	1.1
8,066	(1)	FleetCor Technologies, Inc.	1,988,995	0.7
1,162		Flir Systems, Inc.	55,288	0.0
13,331	(1)	Fortinet, Inc.	1,119,404	0.4
8,377	(1)	Gartner, Inc.	1,270,623	0.4
5,225		Genpact Ltd.	183,815	0.1
15,031		Global Payments, Inc.	2,052,032	0.7
15,957	(1)	GoDaddy, Inc.	1,199,807	0.4
7,664	(1)	Guidewire Software, Inc.	744,634	0.2
3,408	(1)	IPG Photonics Corp.	517,266	0.2
7,280		Jack Henry & Associates, Inc.	1,010,027	0.3
15,385		KLA-Tencor Corp.	1,837,123	0.6
14,437		Lam Research Corp.	2,584,367	0.9
1,895		Littelfuse, Inc.	345,800	0.1
3,154		LogMeIn, Inc.	252,635	0.1
6,102	(1)	Manhattan Associates, Inc.	336,281	0.1
14,228		Marvell Technology Group Ltd.	282,995	0.1
25,740		Maxim Integrated Products	1,368,596	0.5
22,011		Microchip Technology, Inc.	1,826,033	0.6
5,051		MKS Instruments, Inc.	469,996	0.2
3,847		Monolithic Power Systems, Inc.	521,230	0.2
1,737		Motorola Solutions, Inc.	243,910	0.1
8,484		National Instruments Corp.	376,350	0.1
9,185	(1)	NCR Corp.	250,659	0.1
23,880		NetApp, Inc.	1,655,839	0.6
13,240	(1)	Nutanix, Inc.	499,678	0.2
8,225	(1)	Okta, Inc.	680,454	0.2
39,427	(1)	ON Semiconductor Corp.	811,013	0.3
8,610	(1)	Palo Alto Networks, Inc.	2,091,197	0.7
30,380		Paychex, Inc.	2,436,476	0.8
4,550	(1)	Paycom Software, Inc.	860,541	0.3
3,565		Pegasystems, Inc.	231,725	0.1
4,124	(1)	Pluralsight, Inc.	130,896	0.0
4,754	(1)	Proofpoint, Inc.	577,278	0.2
11,043	(1)	PTC, Inc.	1,017,944	0.3
15,563	(1)	Pure Storage, Inc.	339,118	0.1
6,766	(1)	RealPage, Inc.	410,629	0.1
16,758	(1)	Red Hat, Inc.	3,061,687	1.0
6,451	(1)	RingCentral, Inc.	695,418	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
21,037		Sabre Corp.	$449,981	0.1
16,832	(1)	ServiceNow, Inc.	4,148,920	1.4
11,637		Skyworks Solutions, Inc.	959,820	0.3
1,965	(1),(2)	SolarWinds Corp.	38,357	0.0
13,860	(1)	Splunk, Inc.	1,726,956	0.6
27,677	(1)	Square, Inc.	2,073,561	0.7
18,947		SS&C Technologies Holdings, Inc.	1,206,734	0.4
3,636	(2)	Switch, Inc.	37,487	0.0
1,323	(1)	Synopsys, Inc.	152,343	0.1
6,748	(1)	Tableau Software, Inc.	858,885	0.3
7,958	(1)	Teradata Corp.	347,367	0.1
2,730		Teradyne, Inc.	108,763	0.0
17,028		Total System Services, Inc.	1,617,830	0.5
8,320	(1)	Twilio, Inc.	1,074,778	0.4
3,609	(1)	Tyler Technologies, Inc.	737,680	0.2
1,424	(2)	Ubiquiti Networks, Inc.	213,187	0.1
2,873	(1)	Ultimate Software Group, Inc.	948,463	0.3
4,020		Universal Display Corp.	614,457	0.2
9,713	(1)	VeriSign, Inc.	1,763,492	0.6
10,280		Versum Materials, Inc.	517,187	0.2
11,505		Western Union Co.	212,497	0.1
3,899	(1)	WEX, Inc.	748,569	0.3
13,739	(1)	Workday, Inc.	2,649,566	0.9
2,526	(1)	Worldpay, Inc.	286,701	0.1
24,104		Xilinx, Inc.	3,056,146	1.0
4,989	(1)	Zebra Technologies Corp.	1,045,345	0.3
9,944	(1)	Zendesk, Inc.	845,240	0.3
			97,810,106	32.8

		Materials: 3.5%
8,170		Avery Dennison Corp.	923,210	0.3
7,799	(1)	Axalta Coating Systems Ltd.	196,613	0.1
6,168	(1)	Berry Global Group, Inc.	332,270	0.1
7,674		Celanese Corp.	756,733	0.3
16,186		Chemours Co.	601,472	0.2
12,221	(1)	Crown Holdings, Inc.	666,900	0.2
3,696		Eagle Materials, Inc.	311,573	0.1
10,564	(1)	Element Solutions, Inc.	106,697	0.0
5,163		FMC Corp.	396,622	0.1
4,780		Graphic Packaging Holding Co.	60,371	0.0
4,542		International Flavors & Fragrances, Inc.	584,964	0.2
4,384		International Paper Co.	202,848	0.1
5,450		Martin Marietta Materials, Inc.	1,096,431	0.4
670		NewMarket Corp.	290,485	0.1
8,840		Packaging Corp. of America	878,519	0.3
2,545		Royal Gold, Inc.	231,417	0.1
2,476		RPM International, Inc.	143,707	0.0
1,879		Scotts Miracle-Gro Co.	147,652	0.1
8,140		Sealed Air Corp.	374,928	0.1
2,494		Silgan Holdings, Inc.	73,897	0.0
3,207		Steel Dynamics, Inc.	113,111	0.0
11,690		Vulcan Materials Co.	1,384,096	0.5
3,184		Westlake Chemical Corp.	216,066	0.1
4,674		WR Grace & Co.	364,759	0.1
			10,455,341	3.5

		Real Estate: 2.3%
831		Alexandria Real Estate Equities, Inc.	118,467	0.0
14,456	(1)	CBRE Group, Inc.	714,849	0.3
2,636		Colony Capital, Inc.	14,024	0.0
3,443		Coresite Realty Corp.	368,470	0.1
8,095		Equity Lifestyle Properties, Inc.	925,258	0.3
10,005		Extra Space Storage, Inc.	1,019,610	0.4
6,875		Gaming and Leisure Properties, Inc.	265,169	0.1
1,493	(1)	Howard Hughes Corp.	164,230	0.1
1,819		Hudson Pacific Properties, Inc.	62,610	0.0
7,234		Lamar Advertising Co.	573,367	0.2
253		Life Storage, Inc.	24,609	0.0
1,578		Omega Healthcare Investors, Inc.	60,201	0.0
10,603	(1)	SBA Communications Corp.	2,116,995	0.7
5,609		Taubman Centers, Inc.	296,604	0.1
			6,724,463	2.3

	Total Common Stock
	(Cost $152,576,676)		294,615,738	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateral(4): 0.8%
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,000,219, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,020,227, due 12/01/33-02/01/49)	1,000,000	0.4
354,355	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $354,430, collateralized by various U.S. Government Securities, 0.375%-2.500%, Market Value plus accrued interest $361,442, due 05/31/22-02/15/47)	354,355	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,000,000	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.61%, due 04/01/19 (Repurchase Amount $1,000,215, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,020,000, due 10/01/19-07/01/48)	$1,000,000	0.3
		2,354,355	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,333,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $3,333,000)	3,333,000	1.1

	Total Short-Term Investments
	(Cost $5,687,355)	5,687,355	1.9

	Total Investments in Securities (Cost $158,264,031)	$300,303,093	100.7
	Liabilities in Excess of Other Assets	(2,187,843)	(0.7)
	Net Assets	$298,115,250	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$294,615,738	$–	$–	$294,615,738
Short-Term Investments	3,333,000	2,354,355	–	5,687,355
Total Investments, at fair value	$297,948,738	$2,354,355	$–	$300,303,093
Other Financial Instruments+
Futures	29,966	–	–	29,966

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Total Assets	$297,978,704	$2,354,355	$–	$300,333,059

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	19	06/21/19	$3,611,900	$29,966
			$3,611,900	$29,966

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $158,672,541.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$148,355,057
Gross Unrealized Depreciation	(6,694,539)

Net Unrealized Appreciation	$141,660,518

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 3.3%
8,631	(1)	AMC Networks, Inc.	$489,895	0.0
841		Cable One, Inc.	825,340	0.1
64,111		CBS Corp. - Class B	3,047,196	0.2
188,640		CenturyLink, Inc.	2,261,794	0.2
21,106		Cinemark Holdings, Inc.	844,029	0.1
30,329	(1)	Discovery Communications, Inc. - Class A	819,490	0.1
68,052	(1)	Discovery Communications, Inc. - Class C	1,729,882	0.1
43,778	(1)	Dish Network Corp. - Class A	1,387,325	0.1
19,870	(1)	GCI Liberty, Inc.	1,104,971	0.1
14,689	(1)	IAC/InterActiveCorp	3,086,306	0.2
75,740		Interpublic Group of Cos., Inc.	1,591,297	0.1
8,735		John Wiley & Sons, Inc.	386,262	0.0
4,894	(1)	Liberty Media Corp. - Media A	166,592	0.0
38,906	(1)	Liberty Media Corp. - Media C	1,363,655	0.1
16,613	(1)	Liberty Media Corp. - SiriusXM A	634,284	0.0
32,578	(1)	Liberty Media Corp. - SiriusXM C	1,245,783	0.1
5,030	(1)	Liberty Broadband Corp. - Series A	460,949	0.0
20,521	(1)	Liberty Broadband Corp. - Series C	1,882,596	0.1
9,702		Lions Gate Entertainment Corp. - Class A	151,739	0.0
19,400		Lions Gate Entertainment Corp. - Class B	292,940	0.0
27,193	(1)	Live Nation Entertainment, Inc.	1,727,843	0.1
3,632	(1)	Madison Square Garden Co.	1,064,648	0.1
10,358		Match Group, Inc.	586,366	0.0
75,320		News Corp - Class A	936,981	0.1
23,909		News Corp - Class B	298,623	0.0
43,890		Omnicom Group	3,203,531	0.2
326,874		Sirius XM Holdings, Inc.	1,853,376	0.1
129,085	(1)	Sprint Corp.	729,330	0.1
22,028	(1)	Take-Two Interactive Software, Inc.	2,078,782	0.1
19,493		Telephone & Data Systems, Inc.	599,020	0.0
17,262		Tribune Media Co.	796,469	0.1
20,528	(1)	TripAdvisor, Inc.	1,056,166	0.1
141,193	(1)	Twitter, Inc.	4,642,426	0.3
2,587	(1)	United States Cellular Corp.	118,769	0.0
1,984		Viacom, Inc. - Class A	64,381	0.0
69,670		Viacom, Inc. - Class B	1,955,637	0.1
44,690	(1)	Zayo Group Holdings, Inc.	1,270,090	0.1
11,090	(1)	Zillow Group, Inc. - Class A	379,278	0.0
23,942	(1)	Zillow Group, Inc. - Class C	831,745	0.1
150,799	(1)	Zynga, Inc. - Class A	803,759	0.1
			48,769,545	3.3

		Consumer Discretionary: 11.7%
18,443		Adient plc	239,021	0.0
13,777		Advance Auto Parts, Inc.	2,349,392	0.2
51,257		Aptiv PLC	4,074,419	0.3
48,181		Aramark	1,423,749	0.1
10,815	(1)	Autonation, Inc.	386,312	0.0
4,955	(1)	Autozone, Inc.	5,074,515	0.3
45,541		Best Buy Co., Inc.	3,236,143	0.2
41,240		BorgWarner, Inc.	1,584,028	0.1
11,273	(1)	Bright Horizons Family Solutions, Inc.	1,432,911	0.1
17,094		Brunswick Corp.	860,341	0.1
13,149	(1)	Burlington Stores, Inc.	2,060,185	0.1
112,319	(1)	Caesars Entertainment Corp.	976,052	0.1
27,661	(1)	Capri Holdings Ltd.	1,265,491	0.1
33,453	(1)	Carmax, Inc.	2,335,019	0.2
8,904		Carter's, Inc.	897,434	0.1
4,805	(1)	Chipotle Mexican Grill, Inc.	3,413,040	0.2
6,750		Choice Hotels International, Inc.	524,745	0.0
5,946		Columbia Sportswear Co.	619,454	0.0
24,439		Darden Restaurants, Inc.	2,968,605	0.2
14,102		Dick's Sporting Goods, Inc.	519,095	0.0
52,460		Dollar General Corp.	6,258,478	0.4
46,299	(1)	Dollar Tree, Inc.	4,863,247	0.3
8,175		Domino's Pizza, Inc.	2,109,968	0.1
67,263		D.R. Horton, Inc.	2,783,343	0.2
16,324		Dunkin Brands Group, Inc.	1,225,932	0.1
23,257		Expedia Group, Inc.	2,767,583	0.2
37,294		Extended Stay America, Inc.	669,427	0.0
11,491	(1)	Floor & Decor Holdings, Inc.	473,659	0.0
22,131		Foot Locker, Inc.	1,341,139	0.1
16,705	(1)	frontdoor, Inc.	574,986	0.0
42,595		Gap, Inc.	1,115,137	0.1
22,453		Garmin Ltd.	1,938,817	0.1
51,757		Gentex Corp.	1,070,335	0.1
28,203		Genuine Parts Co.	3,159,582	0.2
45,921		Goodyear Tire & Rubber Co.	833,466	0.1
815		Graham Holdings Co.	556,792	0.0
9,304	(1)	Grand Canyon Education, Inc.	1,065,401	0.1
17,793	(1)	GrubHub, Inc.	1,236,080	0.1
40,533		H&R Block, Inc.	970,360	0.1
70,720		Hanesbrands, Inc.	1,264,474	0.1
32,131		Harley-Davidson, Inc.	1,145,791	0.1
22,894		Hasbro, Inc.	1,946,448	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
19,066	(1)	Hilton Grand Vacations, Inc.	$588,186	0.0
54,364		Hilton Worldwide Holdings, Inc.	4,518,192	0.3
7,811		Hyatt Hotels Corp.	566,844	0.0
19,424	(2)	International Game Technology PLC	252,318	0.0
32,351		Kohl's Corp.	2,224,778	0.1
45,142		L Brands, Inc.	1,245,016	0.1
12,308		Lear Corp.	1,670,319	0.1
25,829		Leggett & Platt, Inc.	1,090,500	0.1
55,538		Lennar Corp. - Class A	2,726,360	0.2
3,079		Lennar Corp. - Class B	120,450	0.0
62,502	(1)	LKQ Corp.	1,773,807	0.1
18,834	(1)	Lululemon Athletica, Inc.	3,086,328	0.2
60,335		Macy's, Inc.	1,449,850	0.1
67,856	(1),(2)	Mattel, Inc.	882,128	0.1
98,778		MGM Resorts International	2,534,643	0.2
18,575	(1)	Michaels Cos, Inc.	212,127	0.0
12,272	(1)	Mohawk Industries, Inc.	1,548,113	0.1
85,514		Newell Brands, Inc.	1,311,785	0.1
23,204		Nordstrom, Inc.	1,029,794	0.1
43,280	(1)	Norwegian Cruise Line Holdings Ltd.	2,378,669	0.2
617	(1)	NVR, Inc.	1,707,239	0.1
15,295	(1)	O'Reilly Automotive, Inc.	5,939,049	0.4
6,986		Penske Auto Group, Inc.	311,925	0.0
11,559		Polaris Industries, Inc.	975,926	0.1
7,755		Pool Corp.	1,279,342	0.1
49,634		Pulte Group, Inc.	1,387,767	0.1
14,841		PVH Corp.	1,809,860	0.1
81,823	(1)	Qurate Retail, Inc.	1,307,532	0.1
10,311		Ralph Lauren Corp.	1,337,130	0.1
72,072		Ross Stores, Inc.	6,709,903	0.5
32,842		Royal Caribbean Cruises Ltd.	3,764,350	0.3
34,286		Service Corp. International	1,376,583	0.1
26,757	(1)	ServiceMaster Global Holdings, Inc.	1,249,552	0.1
14,222		Six Flags Entertainment Corp.	701,856	0.0
25,807	(1)	Skechers USA, Inc.	867,373	0.1
56,831		Tapestry, Inc.	1,846,439	0.1
9,134	(1)	Tempur Sealy International, Inc.	526,758	0.0
9,894		Thor Industries, Inc.	617,089	0.0
23,989		Tiffany & Co.	2,532,039	0.2
26,670		Toll Brothers, Inc.	965,454	0.1
24,057		Tractor Supply Co.	2,351,812	0.2
11,154	(1)	Ulta Beauty, Inc.	3,889,734	0.3
36,616	(1)	Under Armour, Inc. - Class A	774,062	0.1
37,430	(1)	Under Armour, Inc. - Class C	706,304	0.0
14,555	(1)	Urban Outfitters, Inc.	431,410	0.0
7,906		Vail Resorts, Inc.	1,717,974	0.1
63,829		VF Corp.	5,547,378	0.4
5,694	(1)	Visteon Corp.	383,491	0.0
11,269	(1),(2)	Wayfair, Inc.	1,672,883	0.1
36,695		Wendy's Company	656,474	0.0
12,320		Whirlpool Corp.	1,637,205	0.1
15,783		Williams-Sonoma, Inc.	888,109	0.1
18,847		Wyndham Destinations, Inc.	763,115	0.1
19,298		Wyndham Hotels & Resorts, Inc.	964,707	0.1
20,281		Wynn Resorts Ltd.	2,419,929	0.2
71,689		Yum China Holdings, Inc.	3,219,553	0.2
			172,057,909	11.7

		Consumer Staples: 4.1%
110,180		Archer-Daniels-Midland Co.	4,752,063	0.3
10,121		Brown-Forman Corp. - Class A	517,892	0.0
55,040		Brown-Forman Corp. - Class B	2,905,011	0.2
27,760		Bunge Ltd.	1,473,223	0.1
34,947		Campbell Soup Co.	1,332,529	0.1
7,162		Casey's General Stores, Inc.	922,251	0.1
48,206		Church & Dwight Co., Inc.	3,433,713	0.2
25,321		Clorox Co.	4,063,008	0.3
95,128		Conagra Brands, Inc.	2,638,851	0.2
91,841		Coty, Inc - Class A	1,056,171	0.1
12,420		Energizer Holdings, Inc.	558,031	0.0
35,347		Flowers Foods, Inc.	753,598	0.1
18,036	(1)	Hain Celestial Group, Inc.	416,992	0.0
21,379	(1)	Herbalife Nutrition Ltd	1,132,873	0.1
27,680		Hershey Co.	3,178,494	0.2
53,572	(2)	Hormel Foods Corp.	2,397,883	0.2
13,064		Ingredion, Inc.	1,237,030	0.1
21,703		JM Smucker Co.	2,528,400	0.2
48,980		Kellogg Co.	2,810,472	0.2
35,805		Keurig Dr Pepper, Inc.	1,001,466	0.1
156,525		Kroger Co.	3,850,515	0.3
28,881		Lamb Weston Holdings, Inc.	2,164,342	0.1
24,234		McCormick & Co., Inc.	3,650,367	0.3
34,223		Molson Coors Brewing Co.	2,041,402	0.1
10,836		Nu Skin Enterprises, Inc.	518,611	0.0
10,431	(1)	Pilgrim's Pride Corp.	232,507	0.0
12,767	(1)	Post Holdings, Inc.	1,396,710	0.1
51		Seaboard Corp.	218,520	0.0
7,986		Spectrum Brands Holdings, Inc.	437,473	0.0
24,677	(1)	Sprouts Farmers Market, Inc.	531,543	0.0
10,734	(1)	TreeHouse Foods, Inc.	692,880	0.0
57,370		Tyson Foods, Inc.	3,983,199	0.3
42,466	(1)	US Foods Holding Corp.	1,482,488	0.1
			60,310,508	4.1

		Energy: 4.1%
47,579	(1)	Antero Resources Corp.	420,123	0.0
75,370		Apache Corp.	2,612,324	0.2
15,298	(1)	Apergy Corp.	628,136	0.0
83,948		Cabot Oil & Gas Corp.	2,191,043	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
36,077	(1)	Centennial Resource Development, Inc./DE	$317,117	0.0
45,520	(1)	Cheniere Energy, Inc.	3,111,747	0.2
205,797	(1),(2)	Chesapeake Energy Corp.	637,971	0.0
19,554		Cimarex Energy Co.	1,366,825	0.1
38,473	(1)	CNX Resources Corp.	414,354	0.0
38,378		Concho Resources, Inc./Midland TX	4,258,423	0.3
17,231	(1)	Continental Resources, Inc.	771,432	0.1
92,197		Devon Energy Corp.	2,909,737	0.2
30,987		Diamondback Energy, Inc.	3,146,110	0.2
50,063		EQT Corp.	1,038,307	0.1
41,793		Equitrans Midstream Corp.	910,251	0.1
21,983	(1)	Extraction Oil & Gas, Inc.	92,988	0.0
20,925		Helmerich & Payne, Inc.	1,162,593	0.1
51,600		Hess Corp.	3,107,868	0.2
31,340		HollyFrontier Corp.	1,544,122	0.1
50,214		Kosmos Energy Ltd.	312,833	0.0
163,565		Marathon Oil Corp.	2,733,171	0.2
32,340		Murphy Oil Corp.	947,562	0.1
68,215		Nabors Industries Ltd.	234,660	0.0
75,354		National Oilwell Varco, Inc.	2,007,430	0.1
94,658		Noble Energy, Inc.	2,340,892	0.2
80,856		Oneok, Inc.	5,646,983	0.4
52,121	(1)	Parsley Energy, Inc.	1,005,935	0.1
42,241		Patterson-UTI Energy, Inc.	592,219	0.0
23,477		PBF Energy, Inc.	731,074	0.1
46,571	(1)	QEP Resources, Inc.	362,788	0.0
41,569		Range Resources Corp.	467,235	0.0
11,217	(2)	RPC, Inc.	127,986	0.0
21,879		SM Energy Co.	382,664	0.0
44,544		Targa Resources Corp.	1,850,803	0.1
101,801	(1)	Transocean Ltd.	886,687	0.1
196,308	(1)	Weatherford International PLC	137,023	0.0
17,678	(1)	Whiting Petroleum Corp.	462,103	0.0
235,208		Williams Cos., Inc.	6,755,174	0.5
78,255	(1)	WPX Energy, Inc.	1,025,923	0.1
			59,652,616	4.1

		Financials: 12.5%
10,353		Affiliated Managers Group, Inc.	1,108,910	0.1
105,625		AGNC Investment Corp.	1,901,250	0.1
2,834	(1)	Alleghany Corp.	1,735,542	0.1
80,004		Ally Financial, Inc.	2,199,310	0.1
14,159		American Financial Group, Inc.	1,362,237	0.1
1,458		American National Insurance Co.	176,156	0.0
26,868		Ameriprise Financial, Inc.	3,441,791	0.2
272,795		Annaly Capital Management, Inc.	2,725,222	0.2
76,360	(1)	Arch Capital Group Ltd.	2,467,955	0.2
35,577		Arthur J. Gallagher & Co.	2,778,564	0.2
32,360		Associated Banc-Corp.	690,886	0.0
11,770		Assurant, Inc.	1,117,091	0.1
20,461		Assured Guaranty Ltd.	909,082	0.1
31,313	(1)	Athene Holding Ltd.	1,277,570	0.1
46,911		AXA Equitable Holdings, Inc.	944,788	0.1
16,182		Axis Capital Holdings Ltd.	886,450	0.1
8,116		Bank of Hawaii Corp.	640,109	0.0
23,917		Bank OZK	693,115	0.0
19,159		BankUnited, Inc.	639,911	0.0
53,858		BGC Partners, Inc.	285,986	0.0
6,399		BOK Financial Corp.	521,838	0.0
23,679	(1)	Brighthouse Financial, Inc.	859,311	0.1
45,769		Brown & Brown, Inc.	1,350,643	0.1
22,046		Cboe Global Markets, Inc.	2,104,070	0.1
36,718		Chimera Investment Corp.	688,095	0.0
30,289		Cincinnati Financial Corp.	2,601,825	0.2
19,899		CIT Group, Inc.	954,555	0.1
92,319		Citizens Financial Group, Inc.	3,000,367	0.2
5,568		CNA Financial Corp.	241,373	0.0
31,789		Comerica, Inc.	2,330,769	0.2
19,641		Commerce Bancshares, Inc.	1,140,356	0.1
2,162	(1)	Credit Acceptance Corp.	977,073	0.1
11,123		Cullen/Frost Bankers, Inc.	1,079,710	0.1
65,176		Discover Financial Services	4,637,924	0.3
48,684		E*Trade Financial Corp.	2,260,398	0.2
28,460		East West Bancorp, Inc.	1,365,226	0.1
22,129		Eaton Vance Corp.	892,020	0.1
4,855		Erie Indemnity Co.	866,715	0.1
7,918		Evercore, Inc.	720,538	0.0
7,978		Everest Re Group Ltd.	1,722,929	0.1
7,372		Factset Research Systems, Inc.	1,830,246	0.1
151,127		Fifth Third Bancorp	3,811,423	0.3
21,390		First American Financial Corp.	1,101,585	0.1
1,529		First Citizens BancShares, Inc.	622,609	0.0
25,977		First Hawaiian, Inc.	676,701	0.0
62,173		First Horizon National Corp.	869,179	0.1
32,237		First Republic Bank	3,238,529	0.2
63,639		FNB Corp.	674,573	0.0
52,073		Fidelity National Financial, Inc.	1,903,268	0.1
59,311		Franklin Resources, Inc.	1,965,567	0.1
8,354		Hanover Insurance Group, Inc.	953,776	0.1
70,526		Hartford Financial Services Group, Inc.	3,506,553	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
205,271		Huntington Bancshares, Inc.	$2,602,836	0.2
14,553		Interactive Brokers Group, Inc.	755,010	0.1
79,986		Invesco Ltd.	1,544,530	0.1
54,285		Jefferies Financial Group, Inc.	1,020,015	0.1
200,147		Keycorp	3,152,315	0.2
22,646		Lazard Ltd.	818,426	0.1
16,686		Legg Mason, Inc.	456,696	0.0
42,064		Lincoln National Corp.	2,469,157	0.2
54,879		Loews Corp.	2,630,350	0.2
16,627		LPL Financial Holdings, Inc.	1,158,071	0.1
27,275		M&T Bank Corp.	4,282,721	0.3
2,679	(1)	Markel Corp.	2,668,927	0.2
7,224		MarketAxess Holdings, Inc.	1,777,682	0.1
5,384		Mercury General Corp.	269,577	0.0
88,083		MFA Financial, Inc.	640,363	0.0
32,881		Moody's Corp.	5,954,420	0.4
3,579		Morningstar, Inc.	450,918	0.0
16,270		MSCI, Inc. - Class A	3,235,127	0.2
22,783		Nasdaq, Inc.	1,993,285	0.1
48,101		Navient Corp.	556,529	0.0
79,318		New Residential Investment Corp.	1,341,267	0.1
90,669		New York Community Bancorp., Inc.	1,049,040	0.1
39,827		Northern Trust Corp.	3,600,759	0.2
55,833		Old Republic International Corp.	1,168,026	0.1
15,055		OneMain Holdings, Inc.	477,996	0.0
24,204		PacWest Bancorp	910,312	0.1
76,300		People's United Financial, Inc.	1,254,372	0.1
14,775		Pinnacle Financial Partners, Inc.	808,193	0.1
19,485		Popular, Inc.	1,015,753	0.1
54,443		Principal Financial Group, Inc.	2,732,494	0.2
13,115		Prosperity Bancshares, Inc.	905,722	0.1
25,026		Raymond James Financial, Inc.	2,012,341	0.1
203,870		Regions Financial Corp.	2,884,761	0.2
12,371		Reinsurance Group of America, Inc.	1,756,435	0.1
7,838		RenaissanceRe Holdings Ltd.	1,124,753	0.1
22,779		Santander Consumer USA Holdings, Inc.	481,320	0.0
25,558		SEI Investments Co.	1,335,406	0.1
10,289		Signature Bank	1,317,712	0.1
85,776		SLM Corp.	850,040	0.1
52,893		Starwood Property Trust, Inc.	1,182,159	0.1
42,132		Sterling Bancorp	784,919	0.1
88,576		SunTrust Banks, Inc.	5,248,128	0.4
10,426	(1)	SVB Financial Group	2,318,325	0.2
142,017		Synchrony Financial	4,530,342	0.3
31,621		Synovus Financial Corp.	1,086,498	0.1
45,802		T. Rowe Price Group, Inc.	4,585,696	0.3
31,643		TCF Financial Corp.	654,694	0.0
9,878	(1)	Texas Capital Bancshares, Inc.	539,240	0.0
9,758		TFS Financial Corp.	160,714	0.0
20,415		Torchmark Corp.	1,673,009	0.1
48,414		Two Harbors Investment Corp.	655,041	0.0
43,210		Umpqua Holdings Corp.	712,965	0.0
40,087		Unum Group	1,356,143	0.1
8,052		Virtu Financial, Inc.	191,235	0.0
29,752	(3)	Voya Financial, Inc.	1,486,410	0.1
18,012		Webster Financial Corp.	912,668	0.1
19,367	(1)	Western Alliance Bancorp.	794,822	0.1
605		White Mountains Insurance Group Ltd.	559,915	0.0
25,592		Willis Towers Watson PLC	4,495,235	0.3
10,999		Wintrust Financial Corp.	740,563	0.1
18,731		WR Berkley Corp.	1,586,890	0.1
36,495		Zions Bancorp NA	1,657,238	0.1
			182,828,175	12.5

		Health Care: 10.1%
8,416	(1)	Abiomed, Inc.	2,403,525	0.2
17,055	(1)	Acadia Healthcare Co., Inc.	499,882	0.0
62,872		Agilent Technologies, Inc.	5,053,651	0.3
9,970	(1),(2)	Agios Pharmaceuticals, Inc.	672,377	0.0
15,634	(1)	Align Technology, Inc.	4,445,215	0.3
30,324	(1)	Alkermes PLC	1,106,523	0.1
18,595	(1)	Alnylam Pharmaceuticals, Inc.	1,737,703	0.1
30,319		AmerisourceBergen Corp.	2,410,967	0.2
34,809	(1)	BioMarin Pharmaceutical, Inc.	3,092,083	0.2
4,170	(1)	Bio-Rad Laboratories, Inc.	1,274,686	0.1
7,327		Bio-Techne Corp.	1,454,776	0.1
10,670	(1)	Bluebird Bio, Inc.	1,678,711	0.1
19,795		Bruker Corp.	760,920	0.1
7,256		Cantel Medical Corp.	485,354	0.0
58,788		Cardinal Health, Inc.	2,830,642	0.2
28,453	(1)	Catalent, Inc.	1,154,907	0.1
80,053	(1)	Centene Corp.	4,250,814	0.3
61,118	(1)	Cerner Corp.	3,496,561	0.2
9,319	(1)	Charles River Laboratories International, Inc.	1,353,585	0.1
3,057		Chemed Corp.	978,454	0.1
9,540		Cooper Cos., Inc.	2,825,462	0.2
11,970	(1)	Covetrus, Inc.	381,244	0.0
25,560	(1)	DaVita, Inc.	1,387,652	0.1
43,121		Dentsply Sirona, Inc.	2,138,370	0.1
17,217	(1)	DexCom, Inc.	2,050,545	0.1
41,424	(1)	Edwards Lifesciences Corp.	7,925,654	0.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
65,707	(1)	Elanco Animal Health, Inc.	$2,107,223	0.1
19,301		Encompass Health Corp.	1,127,178	0.1
23,595	(1)	Exact Sciences Corp.	2,043,799	0.1
57,820	(1)	Exelixis, Inc.	1,376,116	0.1
29,924	(1)	Henry Schein, Inc.	1,798,732	0.1
13,035		Hill-Rom Holdings, Inc.	1,379,885	0.1
52,488	(1)	Hologic, Inc.	2,540,419	0.2
3,073	(1)	ICU Medical, Inc.	735,461	0.1
16,933	(1)	Idexx Laboratories, Inc.	3,786,219	0.3
34,598	(1)	Incyte Corp., Ltd.	2,975,774	0.2
11,511	(1)	Insulet Corp.	1,094,581	0.1
13,958	(1)	Integra LifeSciences Holdings Corp.	777,740	0.1
24,609	(1)	Ionis Pharmaceuticals, Inc.	1,997,513	0.1
34,208	(1)	IQVIA Holdings, Inc.	4,920,821	0.3
11,588	(1)	Jazz Pharmaceuticals PLC	1,656,505	0.1
19,847	(1)	Laboratory Corp. of America Holdings	3,036,194	0.2
9,095	(1)	Masimo Corp.	1,257,657	0.1
17,242	(1)	Mednax, Inc.	468,465	0.0
4,840	(1)	Mettler Toledo International, Inc.	3,499,320	0.2
5,196	(1),(2)	Moderna, Inc.	105,739	0.0
12,257	(1)	Molina Healthcare, Inc.	1,740,004	0.1
101,262	(1)	Mylan NV	2,869,765	0.2
30,794	(1)	Nektar Therapeutics	1,034,678	0.1
17,745	(1)	Neurocrine Biosciences, Inc.	1,563,334	0.1
6,037	(1)	Penumbra, Inc.	887,499	0.1
21,686		PerkinElmer, Inc.	2,089,663	0.1
25,182		Perrigo Co. PLC	1,212,765	0.1
11,396	(1)	PRA Health Sciences, Inc.	1,256,865	0.1
10,281	(1)	Premier, Inc.	354,592	0.0
43,706	(1)	QIAGEN NV	1,777,960	0.1
26,763		Quest Diagnostics, Inc.	2,406,529	0.2
27,727		Resmed, Inc.	2,882,776	0.2
9,595	(1)	Sage Therapeutics, Inc.	1,526,085	0.1
13,079	(1)	Sarepta Therapeutics, Inc.	1,558,886	0.1
21,375	(1)	Seattle Genetics, Inc.	1,565,505	0.1
16,506	(1)	STERIS Public Ltd. Co.	2,113,263	0.1
8,984		Teleflex, Inc.	2,714,605	0.2
8,464	(1)	United Therapeutics Corp.	993,420	0.1
16,489		Universal Health Services, Inc.	2,205,734	0.2
18,037	(1)	Varian Medical Systems, Inc.	2,556,204	0.2
24,608	(1)	Veeva Systems, Inc.	3,121,771	0.2
14,832	(1)	Waters Corp.	3,733,363	0.3
9,825	(1)	WellCare Health Plans, Inc.	2,650,294	0.2
14,415		West Pharmaceutical Services, Inc.	1,588,533	0.1
40,172		Zimmer Biomet Holdings, Inc.	5,129,964	0.4
			148,069,661	10.1

		Industrials: 13.5%
7,860		Acuity Brands, Inc.	943,279	0.1
20,975	(2)	ADT, Inc.	134,030	0.0
30,691	(1)	AECOM	910,602	0.1
12,919		AGCO Corp.	898,516	0.1
19,140		Air Lease Corp.	657,459	0.0
23,699		Alaska Air Group, Inc.	1,329,988	0.1
18,716		Allegion Public Ltd.	1,697,728	0.1
22,598		Allison Transmission Holdings, Inc.	1,015,102	0.1
1,378		AMERCO	511,941	0.0
81,551		American Airlines Group, Inc.	2,590,060	0.2
45,033		Ametek, Inc.	3,736,388	0.2
28,018		AO Smith Corp.	1,493,920	0.1
85,313		Arconic, Inc.	1,630,331	0.1
9,562		Arcosa, Inc.	292,119	0.0
8,486		Armstrong World Industries, Inc.	673,958	0.0
19,615		BWX Technologies, Inc.	972,512	0.1
11,511		Carlisle Cos., Inc.	1,411,479	0.1
26,927		CH Robinson Worldwide, Inc.	2,342,380	0.2
16,868		Cintas Corp.	3,409,191	0.2
10,147	(1)	Clean Harbors, Inc.	725,815	0.0
16,676	(1)	Colfax Corp.	494,944	0.0
6,159		Copa Holdings S.A.- Class A	496,477	0.0
39,965	(1)	Copart, Inc.	2,421,479	0.2
7,052	(1)	CoStar Group, Inc.	3,289,194	0.2
9,853		Crane Co.	833,761	0.1
29,355		Cummins, Inc.	4,634,274	0.3
8,667		Curtiss-Wright Corp.	982,318	0.1
25,276		Donaldson Co., Inc.	1,265,317	0.1
28,560		Dover Corp.	2,678,928	0.2
23,574		Equifax, Inc.	2,793,519	0.2
33,925		Expeditors International Washington, Inc.	2,574,907	0.2
56,677		Fastenal Co.	3,644,898	0.2
25,795		Flowserve Corp.	1,164,386	0.1
27,654		Fluor Corp.	1,017,667	0.1
57,922		Fortive Corp.	4,859,077	0.3
27,981		Fortune Brands Home & Security, Inc.	1,332,175	0.1
24,911	(1)	Gardner Denver Holdings, Inc.	692,775	0.0
8,755	(1)	Gates Industrial Corp. PLC	125,547	0.0
11,389	(1)	Genesee & Wyoming, Inc.	992,437	0.1
32,610		Graco, Inc.	1,614,847	0.1
11,497		GrafTech International Ltd.	147,047	0.0
23,386		Harris Corp.	3,734,978	0.2
35,104	(1)	HD Supply Holdings, Inc.	1,521,758	0.1
7,662		Heico Corp.	726,894	0.0
14,937		Heico Corp. - Class A	1,255,604	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,695		Hexcel Corp.	$1,154,626	0.1
10,769		Hubbell, Inc.	1,270,527	0.1
8,379		Huntington Ingalls Industries, Inc.	1,736,129	0.1
15,112		IDEX Corp.	2,293,095	0.2
76,351	(1)	IHS Markit Ltd.	4,151,967	0.3
48,322		Ingersoll-Rand PLC - Class A	5,216,360	0.4
17,225		ITT, Inc.	999,050	0.1
24,735		Jacobs Engineering Group, Inc.	1,859,825	0.1
17,174		JB Hunt Transport Services, Inc.	1,739,554	0.1
60,058	(1)	JetBlue Airways Corp.	982,549	0.1
19,859		Kansas City Southern	2,303,247	0.2
26,529		KAR Auction Services, Inc.	1,361,203	0.1
11,624	(1)	Kirby Corp.	873,079	0.1
24,866		Knight-Swift Transportation Holdings, Inc.	812,621	0.1
15,437		L3 Technologies, Inc.	3,185,734	0.2
7,871		Landstar System, Inc.	861,009	0.1
7,064		Lennox International, Inc.	1,867,722	0.1
12,198		Lincoln Electric Holdings, Inc.	1,023,046	0.1
15,673		Macquarie Infrastructure Co. LLC	646,041	0.0
12,154		Manpowergroup, Inc.	1,005,014	0.1
57,890		Masco Corp.	2,275,656	0.2
10,797	(1)	Middleby Corp.	1,403,934	0.1
8,680		MSC Industrial Direct Co.	717,923	0.0
70,317		Nielsen Holdings PLC	1,664,403	0.1
11,414		Nordson Corp.	1,512,583	0.1
31,717		nVent Electric PLC	855,725	0.1
12,987		Old Dominion Freight Line	1,875,193	0.1
13,741		Oshkosh Corp.	1,032,361	0.1
21,334		Owens Corning, Inc.	1,005,258	0.1
66,718		Paccar, Inc.	4,546,165	0.3
25,453		Parker Hannifin Corp.	4,368,244	0.3
30,874		Pentair PLC	1,374,202	0.1
28,764		Quanta Services, Inc.	1,085,553	0.1
8,516		Regal Beloit Corp.	697,205	0.0
42,914		Republic Services, Inc.	3,449,427	0.2
23,311		Robert Half International, Inc.	1,518,945	0.1
23,725		Rockwell Automation, Inc.	4,162,788	0.3
28,580		Rollins, Inc.	1,189,500	0.1
19,985		Roper Technologies, Inc.	6,834,270	0.5
10,261		Ryder System, Inc.	636,079	0.0
9,356		Schneider National, Inc.	196,944	0.0
31,925	(1)	Sensata Technologies Holding PLC	1,437,263	0.1
10,885		Snap-On, Inc.	1,703,720	0.1
20,883		Spirit Aerosystems Holdings, Inc.	1,911,421	0.1
29,838		Stanley Black & Decker, Inc.	4,063,040	0.3
16,334	(1)	Stericycle, Inc.	888,896	0.1
6,962	(1)	Teledyne Technologies, Inc.	1,650,064	0.1
12,998		Terex Corp.	417,626	0.0
47,965		Textron, Inc.	2,429,907	0.2
13,517		Timken Co.	589,612	0.0
20,323		Toro Co.	1,399,035	0.1
9,559	(1)	TransDigm Group, Inc.	4,339,690	0.3
36,277		TransUnion	2,424,755	0.2
28,686		Trinity Industries, Inc.	623,347	0.0
48,250	(1)	United Continental Holdings, Inc.	3,849,385	0.3
15,674	(1)	United Rentals, Inc.	1,790,754	0.1
24,676	(1)	Univar, Inc.	546,820	0.0
16,066		USG Corp.	695,658	0.0
4,260		Valmont Industries, Inc.	554,226	0.0
31,638		Verisk Analytics, Inc.	4,207,854	0.3
10,270	(1)	WABCO Holdings, Inc.	1,353,894	0.1
26,081		Wabtec Corp.	1,922,691	0.1
6,285		Watsco, Inc.	900,075	0.1
25,637	(1)	Welbilt, Inc.	419,934	0.0
9,254	(1)	Wesco International, Inc.	490,555	0.0
8,962		WW Grainger, Inc.	2,696,935	0.2
24,673	(1),(2)	XPO Logistics, Inc.	1,325,927	0.1
35,343		Xylem, Inc.	2,793,511	0.2
			197,843,357	13.5

		Information Technology: 19.0%
10,782	(1)	2U, Inc.	763,905	0.1
184,732	(1)	Advanced Micro Devices, Inc.	4,714,361	0.3
31,225	(1)	Akamai Technologies, Inc.	2,239,145	0.2
9,351		Alliance Data Systems Corp.	1,636,238	0.1
63		Amdocs Ltd.	3,409	0.0
27,172		Amdocs Ltd.	1,470,277	0.1
58,214		Amphenol Corp.	5,497,730	0.4
72,866		Analog Devices, Inc.	7,670,604	0.5
16,430	(1)	ANSYS, Inc.	3,001,925	0.2
11,373	(1)	Arista Networks, Inc.	3,576,354	0.2
32,187	(1)	ARRIS International PLC	1,017,431	0.1
16,621	(1)	Arrow Electronics, Inc.	1,280,814	0.1
13,734	(1)	Aspen Technology, Inc.	1,431,907	0.1
19,805	(1)	Atlassian Corp. PLC	2,225,884	0.2
43,269	(1)	Autodesk, Inc.	6,742,176	0.5
21,220		Avnet, Inc.	920,311	0.1
27,994	(1)	Black Knight, Inc.	1,525,673	0.1
26,979		Booz Allen Hamilton Holding Corp.	1,568,559	0.1
22,830		Broadridge Financial Solutions, Inc. ADR	2,367,243	0.2
55,067	(1)	Cadence Design Systems, Inc.	3,497,305	0.2
24,600		CDK Global, Inc.	1,446,972	0.1
28,874		CDW Corp.	2,782,587	0.2
9,557	(1)	Ceridian HCM Holding, Inc.	490,274	0.0
26,681		Citrix Systems, Inc.	2,659,028	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
32,599		Cognex Corp.	$1,657,985	0.1
4,765	(1)	Coherent, Inc.	675,296	0.0
37,420	(1)	CommScope Holding Co., Inc.	813,137	0.1
37,550	(1)	Conduent, Inc.	519,316	0.0
15,833	(1)	CoreLogic, Inc.	589,938	0.0
155,485		Corning, Inc.	5,146,553	0.3
70,633		Cypress Semiconductor Corp.	1,053,844	0.1
29,522	(1)	Dell Technologies, Inc.	1,732,646	0.1
15,415	(1)	DocuSign, Inc.	799,114	0.1
12,279		Dolby Laboratories, Inc.	773,209	0.1
52,877		DXC Technology Co.	3,400,520	0.2
9,418	(1)	EchoStar Corp.	343,286	0.0
1,592	(1),(2)	Elastic NV	127,153	0.0
10,113	(1)	EPAM Systems, Inc.	1,710,412	0.1
9,704	(1)	Euronet Worldwide, Inc.	1,383,693	0.1
11,722	(1)	F5 Networks, Inc.	1,839,533	0.1
5,654	(1)	Fair Isaac Corp.	1,535,796	0.1
64,359		Fidelity National Information Services, Inc.	7,279,003	0.5
38,114	(1)	FireEye, Inc.	639,934	0.0
107,256	(1)	First Data Corp.	2,817,615	0.2
16,157	(1)	First Solar, Inc.	853,736	0.1
78,636	(1)	Fiserv, Inc.	6,941,986	0.5
16,813	(1)	FleetCor Technologies, Inc.	4,145,918	0.3
26,506		Flir Systems, Inc.	1,261,155	0.1
27,793	(1)	Fortinet, Inc.	2,333,778	0.2
17,462	(1)	Gartner, Inc.	2,648,636	0.2
30,676		Genpact Ltd.	1,079,182	0.1
31,333		Global Payments, Inc.	4,277,581	0.3
33,265	(1)	GoDaddy, Inc.	2,501,195	0.2
15,981	(1)	Guidewire Software, Inc.	1,552,714	0.1
7,106	(1)	IPG Photonics Corp.	1,078,549	0.1
29,813		Jabil, Inc.	792,728	0.1
15,175		Jack Henry & Associates, Inc.	2,105,379	0.1
67,289		Juniper Networks, Inc.	1,781,140	0.1
36,913	(1)	Keysight Technologies, Inc.	3,218,814	0.2
32,071		KLA-Tencor Corp.	3,829,598	0.3
30,093		Lam Research Corp.	5,386,948	0.4
27,829		Leidos Holdings, Inc.	1,783,561	0.1
4,749		Littelfuse, Inc.	866,598	0.1
9,929		LogMeIn, Inc.	795,313	0.1
12,729	(1)	Manhattan Associates, Inc.	701,495	0.0
109,296		Marvell Technology Group Ltd.	2,173,897	0.1
53,658		Maxim Integrated Products	2,852,996	0.2
45,882		Microchip Technology, Inc.	3,806,371	0.3
10,527		MKS Instruments, Inc.	979,537	0.1
8,019		Monolithic Power Systems, Inc.	1,086,494	0.1
31,971		Motorola Solutions, Inc.	4,489,368	0.3
21,770		National Instruments Corp.	965,717	0.1
23,256	(1)	NCR Corp.	634,656	0.0
49,779		NetApp, Inc.	3,451,676	0.2
56,270	(1)	Nuance Communications, Inc.	952,651	0.1
27,593	(1)	Nutanix, Inc.	1,041,360	0.1
17,149	(1)	Okta, Inc.	1,418,737	0.1
82,202	(1)	ON Semiconductor Corp.	1,690,895	0.1
17,946	(1)	Palo Alto Networks, Inc.	4,358,724	0.3
63,323		Paychex, Inc.	5,078,505	0.3
9,487	(1)	Paycom Software, Inc.	1,794,276	0.1
7,416		Pegasystems, Inc.	482,040	0.0
10,665	(1)	Pluralsight, Inc.	338,507	0.0
9,913	(1)	Proofpoint, Inc.	1,203,736	0.1
23,024	(1)	PTC, Inc.	2,122,352	0.1
32,415	(1)	Pure Storage, Inc.	706,323	0.0
24,177	(1)	Qorvo, Inc.	1,734,216	0.1
14,100	(1)	RealPage, Inc.	855,729	0.1
34,929	(1)	Red Hat, Inc.	6,381,528	0.4
13,451	(1)	RingCentral, Inc.	1,450,018	0.1
54,330		Sabre Corp.	1,162,119	0.1
35,081	(1)	ServiceNow, Inc.	8,647,116	0.6
34,267		Skyworks Solutions, Inc.	2,826,342	0.2
4,988	(1),(2)	SolarWinds Corp.	97,366	0.0
28,892	(1)	Splunk, Inc.	3,599,943	0.2
57,691	(1)	Square, Inc.	4,322,210	0.3
42,424		SS&C Technologies Holdings, Inc.	2,701,985	0.2
7,453		Switch, Inc.	76,840	0.0
125,449		Symantec Corp.	2,884,072	0.2
29,184	(1)	Synopsys, Inc.	3,360,538	0.2
14,069	(1)	Tableau Software, Inc.	1,790,702	0.1
23,391	(1)	Teradata Corp.	1,021,017	0.1
35,314		Teradyne, Inc.	1,406,910	0.1
35,497		Total System Services, Inc.	3,372,570	0.2
49,172	(1)	Trimble, Inc.	1,986,549	0.1
17,346	(1),(2)	Twilio, Inc.	2,240,756	0.2
7,526	(1)	Tyler Technologies, Inc.	1,538,314	0.1
2,961	(2)	Ubiquiti Networks, Inc.	443,291	0.0
5,990	(1)	Ultimate Software Group, Inc.	1,977,479	0.1
8,383		Universal Display Corp.	1,281,342	0.1
20,248	(1)	VeriSign, Inc.	3,676,227	0.2
21,425		Versum Materials, Inc.	1,077,892	0.1
57,182		Western Digital Corp.	2,748,167	0.2
87,011		Western Union Co.	1,607,093	0.1
8,131	(1)	WEX, Inc.	1,561,071	0.1
28,638	(1)	Workday, Inc.	5,522,838	0.4
59,047	(1)	Worldpay, Inc.	6,701,834	0.5
39,666		Xerox Corp.	1,268,519	0.1
50,242		Xilinx, Inc.	6,370,183	0.4
10,402	(1)	Zebra Technologies Corp.	2,179,531	0.1
20,733	(1)	Zendesk, Inc.	1,762,305	0.1
			278,567,529	19.0

		Materials: 4.9%
20,834		Albemarle Corp.	1,707,971	0.1
36,842	(1)	Alcoa Corp.	1,037,471	0.1
12,256		Aptargroup, Inc.	1,303,916	0.1
3,636		Ardagh Group SA	47,268	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,286		Ashland Global Holdings, Inc.	$959,905	0.1
17,034		Avery Dennison Corp.	1,924,842	0.1
40,805	(1)	Axalta Coating Systems Ltd.	1,028,694	0.1
65,870		Ball Corp.	3,811,238	0.3
17,848		Bemis Co., Inc.	990,207	0.1
25,684	(1)	Berry Global Group, Inc.	1,383,597	0.1
11,511		Cabot Corp.	479,203	0.0
25,235		Celanese Corp.	2,488,423	0.2
45,478		CF Industries Holdings, Inc.	1,859,141	0.1
33,753		Chemours Co.	1,254,262	0.1
25,483	(1)	Crown Holdings, Inc.	1,390,607	0.1
12,307		Domtar Corp.	611,043	0.0
8,774		Eagle Materials, Inc.	739,648	0.1
27,525		Eastman Chemical Co.	2,088,597	0.1
43,751	(1)	Element Solutions, Inc.	441,885	0.0
26,436		FMC Corp.	2,030,814	0.1
285,483		Freeport-McMoRan, Inc.	3,679,876	0.3
58,933		Graphic Packaging Holding Co.	744,324	0.1
43,008		Huntsman Corp.	967,250	0.1
19,899		International Flavors & Fragrances, Inc.	2,562,792	0.2
80,656		International Paper Co.	3,731,953	0.3
12,390		Martin Marietta Materials, Inc.	2,492,620	0.2
69,237		Mosaic Co.	1,890,862	0.1
1,488		NewMarket Corp.	645,137	0.0
105,163		Newmont Mining Corp.	3,761,681	0.3
60,290		Nucor Corp.	3,517,922	0.2
32,516		Olin Corp.	752,420	0.1
31,391		Owens-Illinois, Inc.	595,801	0.0
18,430		Packaging Corp. of America	1,831,573	0.1
13,468		Reliance Steel & Aluminum Co.	1,215,622	0.1
12,844		Royal Gold, Inc.	1,167,905	0.1
25,484		RPM International, Inc.	1,479,091	0.1
7,925		Scotts Miracle-Gro Co.	622,747	0.0
30,837		Sealed Air Corp.	1,420,352	0.1
15,248		Silgan Holdings, Inc.	451,798	0.0
19,383		Sonoco Products Co.	1,192,636	0.1
43,401		Steel Dynamics, Inc.	1,530,753	0.1
34,757		United States Steel Corp.	677,414	0.0
37,100		Valvoline, Inc.	688,576	0.0
25,926		Vulcan Materials Co.	3,069,638	0.2
7,173		Westlake Chemical Corp.	486,760	0.0
49,552		WestRock Co.	1,900,319	0.1
13,089		WR Grace & Co.	1,021,466	0.1
			71,678,020	4.9

		Real Estate: 9.2%
21,978		Alexandria Real Estate Equities, Inc.	3,133,184	0.2
26,851		American Campus Communities, Inc.	1,277,571	0.1
50,968		American Homes 4 Rent	1,157,993	0.1
30,576		Apartment Investment & Management Co.	1,537,667	0.1
42,699		Apple Hospitality REIT, Inc.	695,994	0.0
27,235		AvalonBay Communities, Inc.	5,466,882	0.4
30,469		Boston Properties, Inc.	4,079,190	0.3
34,615		Brandywine Realty Trust	548,994	0.0
59,462		Brixmor Property Group, Inc.	1,092,317	0.1
24,736		Brookfield Property REIT, Inc.	506,841	0.0
17,503		Camden Property Trust	1,776,554	0.1
62,665	(1)	CBRE Group, Inc.	3,098,784	0.2
94,767		Colony Capital, Inc.	504,160	0.0
23,319		Columbia Property Trust, Inc.	524,911	0.0
7,172		Coresite Realty Corp.	767,547	0.1
20,345		Corporate Office Properties Trust SBI MD	555,418	0.0
36,545		CubeSmart	1,170,902	0.1
20,632		CyrusOne, Inc.	1,081,942	0.1
40,552		Digital Realty Trust, Inc.	4,825,688	0.3
31,657		Douglas Emmett, Inc.	1,279,576	0.1
70,342		Duke Realty Corp.	2,151,058	0.1
27,945		Empire State Realty Trust, Inc.	441,531	0.0
14,534		EPR Properties	1,117,665	0.1
23,144		Equity Commonwealth	756,577	0.1
16,877		Equity Lifestyle Properties, Inc.	1,929,041	0.1
70,800		Equity Residential	5,332,656	0.4
12,966		Essex Property Trust, Inc.	3,750,286	0.3
24,058		Extra Space Storage, Inc.	2,451,751	0.2
14,363		Federal Realty Investment Trust	1,979,940	0.1
39,740		Gaming and Leisure Properties, Inc.	1,532,772	0.1
94,286		HCP, Inc.	2,951,152	0.2
40,656		Healthcare Trust of America, Inc.	1,162,355	0.1
20,037		Highwoods Properties, Inc.	937,331	0.1
32,079		Hospitality Properties Trust	843,998	0.1
144,436		Host Hotels & Resorts, Inc.	2,729,840	0.2
7,650	(1)	Howard Hughes Corp.	841,500	0.1
30,383		Hudson Pacific Properties, Inc.	1,045,783	0.1
67,393		Invitation Homes, Inc.	1,639,672	0.1
55,999		Iron Mountain, Inc.	1,985,725	0.1
20,620		JBG SMITH Properties	852,637	0.1
8,939		Jones Lang LaSalle, Inc.	1,378,215	0.1
19,473		Kilroy Realty Corp.	1,479,169	0.1
80,160		Kimco Realty Corp.	1,482,960	0.1
16,631		Lamar Advertising Co.	1,318,173	0.1
29,070		Liberty Property Trust	1,407,569	0.1
9,034		Life Storage, Inc.	878,737	0.1
26,812		Macerich Co.	1,162,300	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
72,687		Medical Properties Trust, Inc.	$1,345,436	0.1
22,362		Mid-America Apartment Communities, Inc.	2,444,837	0.2
31,224		National Retail Properties, Inc.	1,729,497	0.1
39,031		Omega Healthcare Investors, Inc.	1,489,033	0.1
27,316		Outfront Media, Inc.	639,194	0.0
40,312		Paramount Group, Inc.	572,027	0.0
39,620		Park Hotels & Resorts, Inc.	1,231,390	0.1
25,422		Rayonier, Inc.	801,301	0.1
23,184	(2)	Realogy Holdings Corp.	264,298	0.0
58,218		Realty Income Corp.	4,282,516	0.3
29,953		Regency Centers Corp.	2,021,528	0.1
42,398		Retail Properties of America, Inc.	516,832	0.0
3,035		Retail Value, Inc.	94,601	0.0
22,102	(1)	SBA Communications Corp.	4,412,885	0.3
46,357		Senior Housing Properties Trust	546,085	0.0
30,082		SITE Centers Corp.	409,717	0.0
15,944		SL Green Realty Corp.	1,433,684	0.1
16,868		Spirit Realty Capital, Inc.	670,166	0.0
37,773		Store Capital Corp.	1,265,396	0.1
16,577		Sun Communities, Inc.	1,964,706	0.1
11,678		Taubman Centers, Inc.	617,533	0.0
53,881		UDR, Inc.	2,449,430	0.2
33,108	(2)	Uniti Group, Inc.	370,479	0.0
70,225		Ventas, Inc.	4,481,057	0.3
191,193		Vereit, Inc.	1,600,285	0.1
79,933		VICI Properties, Inc.	1,748,934	0.1
33,997		Vornado Realty Trust	2,292,758	0.2
23,541		Weingarten Realty Investors	691,399	0.0
73,436		Welltower, Inc.	5,698,634	0.4
147,860		Weyerhaeuser Co.	3,894,632	0.3
31,351		WP Carey, Inc.	2,455,724	0.2
			135,058,502	9.2

		Utilities: 6.5%
130,383		AES Corp.	2,357,325	0.2
46,537		Alliant Energy Corp.	2,193,289	0.1
47,967		Ameren Corp.	3,527,973	0.2
35,631		American Water Works Co., Inc.	3,714,888	0.3
35,091		Aqua America, Inc.	1,278,716	0.1
22,590		Atmos Energy Corp.	2,325,189	0.2
11,060		Avangrid, Inc.	556,871	0.0
98,893		Centerpoint Energy, Inc.	3,036,015	0.2
55,553		CMS Energy Corp.	3,085,414	0.2
61,435		Consolidated Edison, Inc.	5,210,302	0.4
35,678		DTE Energy Co.	4,450,474	0.3
62,687		Edison International	3,881,579	0.3
35,668		Entergy Corp.	3,410,931	0.2
51,810		Evergy, Inc.	3,007,570	0.2
62,463		Eversource Energy	4,431,750	0.3
95,896		FirstEnergy Corp.	3,990,233	0.3
21,337		Hawaiian Electric Industries	869,909	0.1
38,244		MDU Resources Group, Inc.	987,842	0.1
16,008		National Fuel Gas Co.	975,848	0.1
73,300		NiSource, Inc.	2,100,778	0.1
57,115		NRG Energy, Inc.	2,426,245	0.2
39,323		OGE Energy Corp.	1,695,608	0.1
101,998	(1)	PG&E Corp.	1,815,564	0.1
22,017		Pinnacle West Capital Corp.	2,104,385	0.1
142,377		PPL Corp.	4,519,046	0.3
99,536		Public Service Enterprise Group, Inc.	5,913,434	0.4
54,004		Sempra Energy	6,796,943	0.5
34,058		UGI Corp.	1,887,494	0.1
77,954		Vistra Energy Corp.	2,029,143	0.1
62,261		WEC Energy Group, Inc.	4,923,600	0.3
100,364		Xcel Energy, Inc.	5,641,460	0.4
			95,145,818	6.5

	Total Common Stock
	(Cost $719,890,232)		1,449,981,640	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(4): 0.6%
2,120,876	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,121,341, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $2,163,775, due 12/01/33-02/01/49)	2,120,876	0.2
2,120,876	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,121,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,163,294, due 04/02/19-10/20/68)	2,120,876	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,120,876	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,121,341, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $2,163,310, due 04/03/19-07/15/36)	$2,120,876	0.1
445,977	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $446,071, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $454,897, due 12/31/20-05/15/43)	445,977	0.0
2,120,876	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $2,121,334, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $2,163,294, due 01/01/29-01/01/49)	2,120,876	0.2
		8,929,481	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
13,030,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $13,030,000)	13,030,000	0.9

	Total Short-Term Investments
	(Cost $21,959,481)	21,959,481	1.5

	Total Investments in Securities (Cost $741,849,713)	$1,471,941,121	100.4
	Liabilities in Excess of Other Assets	(6,105,787)	(0.4)
	Net Assets	$1,465,835,334	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,449,981,640	$–	$–	$1,449,981,640
Short-Term Investments	13,030,000	8,929,481	–	21,959,481
Total Investments, at fair value	$1,463,011,640	$8,929,481	$–	$1,471,941,121
Other Financial Instruments+
Futures	321,442	–	–	321,442
Total Assets	$1,463,333,082	$8,929,481	$–	$1,472,262,563

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	86	06/21/19	$16,348,600	$321,442
			$16,348,600	$321,442

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $752,417,761.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$778,695,509
Gross Unrealized Depreciation	(58,850,707)

Net Unrealized Appreciation	$719,844,802

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 3.2%
21,198	(1)	AMC Entertainment Holdings, Inc.	$314,790	0.1
4,337		ATN International, Inc.	244,563	0.0
16,966	(2)	Boingo Wireless, Inc.	394,968	0.1
2,714	(2)	Boston Omaha Corp.	67,687	0.0
2,794	(2)	Cardlytics, Inc.	46,213	0.0
8,323	(2)	Care.com, Inc.	164,462	0.0
20,462	(2)	Cargurus, Inc.	819,708	0.1
28,834	(2)	Cars.com, Inc.	657,415	0.1
40,362	(2)	Central European Media Enterprises Ltd.	160,641	0.0
18,696	(2)	Cincinnati Bell, Inc.	178,360	0.0
16,451	(2)	Clear Channel Outdoor Holdings, Inc.	88,013	0.0
16,888		Cogent Communications Holdings, Inc.	916,174	0.1
28,335		Consolidated Communications Holdings, Inc.	309,135	0.0
691	(1),(2)	Daily Journal Corp.	147,943	0.0
11,056		Emerald Expositions Events, Inc.	140,411	0.0
52,884		Entercom Communications Corp.	277,641	0.0
28,885		Entravision Communications Corp.	93,587	0.0
13,785	(1),(2)	Eros International PLC	125,995	0.0
19,218		EW Scripps Co.	403,578	0.1
15,331	(2)	Fluent, Inc.	86,160	0.0
44,469	(1),(2)	Frontier Communications Corp.	88,493	0.0
46,292		Gannett Co., Inc.	487,918	0.1
45,949	(2)	Glu Mobile, Inc.	502,682	0.1
23,826	(1),(2)	Gogo, Inc.	106,979	0.0
32,647	(2)	Gray Television, Inc.	697,340	0.1
22,158	(2)	Imax Corp.	502,543	0.1
22,625	(2)	Intelsat SA	354,308	0.1
38,611	(2)	Iridium Communications, Inc.	1,020,875	0.1
19,571	(2)	Liberty Media Corp. - Braves C	543,487	0.1
30,154	(2)	Liberty TripAdvisor Holdings, Inc.	427,885	0.1
45,781	(2)	Liberty Latin America Ltd.	890,440	0.1
18,286	(2)	Liberty Latin America Ltd. - Class A	353,651	0.1
11,999	(1),(2)	LiveXLive Media, Inc.	64,555	0.0
6,397	(2)	Loral Space & Communications, Inc.	230,612	0.0
8,347		Marcus Corp.	334,297	0.1
25,906	(1),(2)	MDC Partners, Inc.	58,289	0.0
28,570	(2)	Meet Group, Inc./The	143,707	0.0
15,969		Meredith Corp.	882,447	0.1
24,854	(2)	MSG Networks, Inc.	540,575	0.1
33,111		National CineMedia, Inc.	233,433	0.0
25,206		New Media Investment Group, Inc.	264,663	0.0
52,971	(1)	New York Times Co.	1,740,097	0.2
18,115		Nexstar Media Group, Inc.	1,963,123	0.2
35,974	(2)	NII Holdings, Inc.	70,509	0.0
8,192	(2)	Ooma, Inc.	108,462	0.0
31,113	(2)	Orbcomm, Inc.	210,946	0.0
3,871	(2)	pdvWireless, Inc.	136,104	0.0
17,925	(2)	QuinStreet, Inc.	240,016	0.0
8,336	(2)	Rosetta Stone, Inc.	182,142	0.0
11,535		Scholastic Corp.	458,632	0.1
19,022		Shenandoah Telecommunications Co.	843,816	0.1
27,288		Sinclair Broadcast Group, Inc.	1,050,042	0.1
8,901		Spok Holdings, Inc.	121,232	0.0
8,126	(2)	TechTarget, Inc.	132,210	0.0
84,702		TEGNA, Inc.	1,194,298	0.2
7,215	(2)	Tribune Publishing Co.	85,065	0.0
36,974	(2)	TrueCar, Inc.	245,507	0.0
88,893	(2)	Vonage Holdings Corp.	892,486	0.1
12,122	(2)	WideOpenWest, Inc.	110,310	0.0
17,395		World Wrestling Entertainment, Inc.	1,509,538	0.2
32,916	(2)	Yelp, Inc.	1,135,602	0.1
			26,796,760	3.2

		Consumer Discretionary: 11.9%
11,041	(2)	1-800-Flowers.com, Inc.	201,277	0.0
28,005		Aarons, Inc.	1,473,063	0.2
26,376		Abercrombie & Fitch Co.	722,966	0.1
13,525		Acushnet Holdings Corp.	312,969	0.0
23,205	(2)	Adtalem Global Education, Inc.	1,074,856	0.1
44,568	(2)	American Axle & Manufacturing Holdings, Inc.	637,768	0.1
64,347		American Eagle Outfitters, Inc.	1,426,573	0.2
23,285	(2)	American Outdoor Brands Corp.	217,482	0.0
7,234	(2)	American Public Education, Inc.	217,888	0.0
2,484	(2)	America's Car-Mart, Inc.	226,889	0.0
7,949	(2)	Asbury Automotive Group, Inc.	551,343	0.1
71,577	(2)	Ascena Retail Group, Inc.	77,303	0.0
18,273	(2)	At Home Group, Inc.	326,356	0.0
16,588	(2)	Barnes & Noble Education, Inc.	69,670	0.0
25,241		Barnes & Noble, Inc.	137,059	0.0
5,200		Bassett Furniture Industries, Inc.	85,332	0.0
27,621		BBX Capital Corp.	163,516	0.0
12,765	(2)	Beazer Homes USA, Inc.	146,925	0.0
52,602	(1)	Bed Bath & Beyond, Inc.	893,708	0.1
36,510	(2)	Belmond Ltd.	910,194	0.1
7,936		Big 5 Sporting Goods Corp.	25,236	0.0
15,736		Big Lots, Inc.	598,283	0.1
46	(2)	Biglari Holdings, Inc. - Class A	33,830	0.0
464	(2)	Biglari Holdings, Inc. - Class B	65,591	0.0
8,419		BJ's Restaurants, Inc.	398,050	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
33,634		Bloomin Brands, Inc.	$687,815	0.1
11,506	(2)	Boot Barn Holdings, Inc.	338,737	0.1
33,519		Boyd Gaming Corp.	917,080	0.1
15,071		Brinker International, Inc.	668,851	0.1
12,275	(1)	Buckle, Inc.	229,788	0.0
16,958		Caleres, Inc.	418,693	0.1
39,092		Callaway Golf Co.	622,736	0.1
13,114	(1)	Camping World Holdings, Inc.	182,416	0.0
28,406	(2)	Career Education Corp.	469,267	0.1
16,122	(2)	Carrols Restaurant Group, Inc.	160,736	0.0
13,141	(1),(2)	Carvana Co.	762,966	0.1
10,058		Cato Corp.	150,669	0.0
3,446	(2)	Cavco Industries, Inc.	405,008	0.1
6,635	(2)	Century Casinos, Inc.	60,113	0.0
11,102	(2)	Century Communities, Inc.	266,115	0.0
16,864		Cheesecake Factory	824,987	0.1
43,876	(2)	Chegg, Inc.	1,672,553	0.2
52,856		Chico's FAS, Inc.	225,695	0.0
6,195		Childrens Place, Inc./The	602,650	0.1
14,488		Churchill Downs, Inc.	1,307,687	0.2
7,536	(2)	Chuy's Holdings, Inc.	171,595	0.0
5,771		Citi Trends, Inc.	111,438	0.0
5,336		Clarus Corp.	68,354	0.0
8,038	(2)	Conn's, Inc.	183,749	0.0
6,436	(2)	Container Store Group, Inc.	56,637	0.0
20,709		Cooper Tire & Rubber Co.	618,992	0.1
7,142	(2)	Cooper-Standard Holdings, Inc.	335,388	0.0
18,434		Core-Mark Holding Co., Inc.	684,454	0.1
7,513		Cracker Barrel Old Country Store, Inc.	1,214,176	0.2
26,626	(2)	CROCS, Inc.	685,620	0.1
5,604		Culp, Inc.	107,765	0.0
57,776		Dana, Inc.	1,024,946	0.1
15,779		Dave & Buster's Entertainment, Inc.	786,899	0.1
11,794	(2)	Deckers Outdoor Corp.	1,733,600	0.2
13,452	(2)	Del Friscos Restaurant Group, Inc.	86,227	0.0
13,403	(1),(2)	Del Taco Restaurants, Inc.	134,834	0.0
26,310	(2)	Denny's Corp.	482,789	0.1
4,553	(1)	Dillards, Inc.	327,907	0.0
6,738		Dine Brands Global, Inc.	615,112	0.1
10,866	(2)	Dorman Products, Inc.	957,186	0.1
24,295	(2)	Drive Shack, Inc.	109,085	0.0
27,123		DSW, Inc.	602,673	0.1
3,540	(1),(2)	Duluth Holdings, Inc.	84,394	0.0
9,713	(2)	El Pollo Loco Holdings, Inc.	126,366	0.0
26,742	(2)	Eldorado Resorts, Inc.	1,248,584	0.2
9,850		Ethan Allen Interiors, Inc.	188,431	0.0
48,582	(2)	Etsy, Inc.	3,265,682	0.4
26,422	(2)	Express, Inc.	113,086	0.0
10,977	(2)	Fiesta Restaurant Group, Inc.	143,908	0.0
22,136	(2)	Five Below, Inc.	2,750,398	0.3
3,544		Flexsteel Industries, Inc.	82,185	0.0
18,584	(2)	Fossil Group, Inc.	254,972	0.0
14,486	(2)	Fox Factory Holding Corp.	1,012,427	0.1
14,857	(2)	Francesca's Holdings Corp.	10,049	0.0
4,227	(2)	Funko, Inc.	91,810	0.0
3,982	(1),(2)	Gaia, Inc.	36,435	0.0
40,373		GameStop Corp.	410,190	0.1
8,064	(2)	Genesco, Inc.	367,315	0.1
14,053	(2)	Gentherm, Inc.	517,994	0.1
17,462	(2)	G-III Apparel Group Ltd.	697,782	0.1
34,003	(1),(2)	GNC Holdings, Inc.	92,828	0.0
7,474	(2)	Golden Entertainment, Inc.	105,832	0.0
45,592	(1),(2)	GoPro, Inc.	296,348	0.0
12,287	(2)	Green Brick Partners, Inc.	107,511	0.0
7,605		Group 1 Automotive, Inc.	492,044	0.1
180,456	(2)	Groupon, Inc.	640,619	0.1
23,138		Guess?, Inc.	453,505	0.1
8,008	(2)	Habit Restaurants, Inc.	86,647	0.0
2,652		Hamilton Beach Brands Holding Co.	56,912	0.0
8,866		Haverty Furniture Cos., Inc.	193,988	0.0
10,396	(2)	Helen of Troy Ltd.	1,205,520	0.2
7,883	(2)	Hibbett Sports, Inc.	179,811	0.0
4,832		Hooker Furniture Corp.	139,307	0.0
43,004	(2)	Houghton Mifflin Harcourt Co.	312,639	0.0
2,009	(2)	Hovnanian Enterprises, Inc.	22,040	0.0
16,341	(2)	Hudson Ltd.	224,689	0.0
9,174	(2)	Installed Building Products, Inc.	444,939	0.1
10,045		International Speedway Corp.	438,263	0.1
10,897	(1),(2)	iRobot Corp.	1,282,468	0.2
7,979	(2)	J Alexander's Holdings, Inc.	78,354	0.0
8,169	(1)	J. Jill, Inc.	44,848	0.0
10,464		Jack in the Box, Inc.	848,212	0.1
125,969	(1),(2)	JC Penney Co., Inc.	187,694	0.0
2,216		Johnson Outdoors, Inc.	158,134	0.0
15,632	(2)	K12, Inc.	533,520	0.1
34,494		KB Home	833,720	0.1
7,089	(2)	Kirkland's, Inc.	49,836	0.0
4,079	(2)	Lands' End, Inc.	67,752	0.0
38,655	(2)	Laureate Education Inc.- Class A	578,665	0.1
19,098		La-Z-Boy, Inc.	630,043	0.1
9,760		LCI Industries	749,763	0.1
6,865	(2)	Leaf Group Ltd.	55,057	0.0
7,692	(2)	LGI Homes, Inc.	463,366	0.1
21,740	(2)	Liberty Expedia Holdings, Inc.	930,472	0.1
6,146		Lifetime Brands, Inc.	58,080	0.0
11,618	(2)	Liquidity Services, Inc.	89,575	0.0
9,023		Lithia Motors, Inc.	836,883	0.1
2,161	(2)	Lovesac Co/The	60,097	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,259	(1),(2)	Lumber Liquidators Holdings, Inc.	$113,716	0.0
11,837	(2)	M/I Homes, Inc.	315,101	0.0
8,751	(2)	Malibu Boats, Inc.	346,365	0.1
7,951	(2)	MarineMax, Inc.	152,341	0.0
15,795		Marriott Vacations Worldwide Corp.	1,476,833	0.2
8,072	(2)	MasterCraft Boat Holdings, Inc.	182,185	0.0
20,494		MDC Holdings, Inc.	595,556	0.1
15,477	(2)	Meritage Homes Corp.	691,977	0.1
20,370	(2)	Modine Manufacturing Co.	282,532	0.0
4,407	(2)	Monarch Casino & Resort, Inc.	193,555	0.0
12,861		Monro, Inc.	1,112,734	0.1
8,284	(2)	Motorcar Parts of America, Inc.	156,319	0.0
6,857		Movado Group, Inc.	249,458	0.0
11,889	(2)	Murphy USA, Inc.	1,017,936	0.1
1,128		Nathan's Famous, Inc.	77,155	0.0
25,580	(2)	National Vision Holdings, Inc.	803,979	0.1
13,560	(2)	Nautilus, Inc.	75,394	0.0
6,208	(2)	Noodles & Co.	42,214	0.0
220,468		Office Depot, Inc.	800,299	0.1
19,926	(2)	Ollie's Bargain Outlet Holdings, Inc.	1,700,286	0.2
9,634	(1),(2)	Overstock.com, Inc.	160,117	0.0
6,713		Oxford Industries, Inc.	505,220	0.1
8,894	(1)	Papa Johns International, Inc.	470,937	0.1
23,203	(2)	Party City Holdco, Inc.	184,232	0.0
44,575	(2)	Penn National Gaming, Inc.	895,958	0.1
7,989	(1)	PetMed Express, Inc.	181,989	0.0
30,054	(2)	Pier 1 Imports, Inc.	22,946	0.0
36,008	(2)	Planet Fitness, Inc.	2,474,470	0.3
9,436	(2)	PlayAGS, Inc.	225,803	0.0
10,436	(2)	Potbelly Corp.	88,810	0.0
33,223	(2)	Quotient Technology, Inc.	327,911	0.0
3,183		RCI Hospitality Holdings, Inc.	73,114	0.0
6,562	(2)	Red Lion Hotels Corp.	53,021	0.0
5,310	(2)	Red Robin Gourmet Burgers, Inc.	152,981	0.0
28,498		Red Rock Resorts, Inc.	736,673	0.1
13,274	(2)	Regis Corp.	261,100	0.0
13,820	(1),(2)	Remark Holdings, Inc.	25,567	0.0
18,063	(2)	Rent-A-Center, Inc.	376,975	0.1
7,665	(1),(2)	RH	789,112	0.1
2,653		Rocky Brands, Inc.	63,566	0.0
17,434	(2)	Roku, Inc.	1,124,667	0.1
12,554		Ruth's Hospitality Group, Inc.	321,257	0.0
48,080	(2)	Sally Beauty Holdings, Inc.	885,153	0.1
22,851	(2)	Scientific Games Corp.	466,617	0.1
22,086	(2)	SeaWorld Entertainment, Inc.	568,935	0.1
9,840	(2)	Shake Shack, Inc.	582,036	0.1
4,383	(1)	Shoe Carnival, Inc.	149,153	0.0
13,392	(2)	Shutterfly, Inc.	544,251	0.1
7,920		Shutterstock, Inc.	369,310	0.1
20,650		Signet Jewelers Ltd.	560,854	0.1
12,235		Skyline Champion Corp.	232,465	0.0
13,057	(2)	Sleep Number Corp.	613,679	0.1
10,674		Sonic Automotive, Inc.	158,082	0.0
6,863	(1),(2)	Sonos, Inc.	70,620	0.0
13,471	(2)	Sotheby's	508,530	0.1
6,307		Speedway Motorsports, Inc.	91,262	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	84,662	0.0
7,057	(2)	Stamps.com, Inc.	574,510	0.1
9,013		Standard Motor Products, Inc.	442,538	0.1
35,132		Steven Madden Ltd.	1,188,867	0.2
11,261	(2)	Stoneridge, Inc.	324,992	0.0
8,510		Strategic Education, Inc.	1,117,448	0.1
7,030		Sturm Ruger & Co., Inc.	372,731	0.1
10,627		Superior Industries International	50,585	0.0
20,201		Tailored Brands, Inc.	158,376	0.0
43,573	(2)	Taylor Morrison Home Corp.	773,421	0.1
19,878		Tenneco, Inc.	440,496	0.1
27,284		Texas Roadhouse, Inc.	1,696,792	0.2
16,940		Tile Shop Holdings, Inc.	95,880	0.0
7,959		Tilly's, Inc.	88,584	0.0
14,447	(2)	TopBuild Corp.	936,455	0.1
8,435		Tower International, Inc.	177,388	0.0
6,373	(2)	Town Sports International Holdings, Inc.	30,335	0.0
58,113	(2)	TRI Pointe Group, Inc.	734,548	0.1
19,548		Tupperware Brands Corp.	500,038	0.1
3,287	(2)	Turtle Beach Corp.	37,340	0.0
7,167	(2)	Unifi, Inc.	138,681	0.0
5,409	(2)	Universal Electronics, Inc.	200,944	0.0
9,419	(2)	Vera Bradley, Inc.	124,802	0.0
24,446	(2)	Vista Outdoor, Inc.	195,812	0.0
10,016	(1),(2)	Vuzix Corp.	30,649	0.0
15,190	(2)	Weight Watchers International, Inc.	306,079	0.0
3,504		Weyco Group, Inc.	108,484	0.0
13,606	(2)	William Lyon Homes	209,124	0.0
11,712		Wingstop, Inc.	890,463	0.1
939		Winmark Corp.	177,086	0.0
12,623		Winnebago Industries	393,206	0.1
37,432		Wolverine World Wide, Inc.	1,337,445	0.2
6,656	(1),(2)	YETI Holdings, Inc.	201,344	0.0
11,015	(2)	Zagg, Inc.	99,906	0.0
7,377	(2)	Zumiez, Inc.	183,614	0.0
			98,627,037	11.9

		Consumer Staples: 2.7%
47,701	(1),(2)	22nd Century Group, Inc.	81,569	0.0
11,571		Andersons, Inc.	372,933	0.0
26,733	(1)	B&G Foods, Inc.	652,820	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
48,551	(2)	BJ's Wholesale Club Holdings, Inc.	$1,330,297	0.2
3,342	(2)	Boston Beer Co., Inc.	984,988	0.1
6,290		Calavo Growers, Inc.	527,416	0.1
12,272		Cal-Maine Foods, Inc.	547,699	0.1
52,875	(2)	Castle Brands, Inc.	36,827	0.0
20,272	(2)	Central Garden & Pet Co. - Class A	471,324	0.1
8,838	(2)	Chefs' Warehouse Holdings, Inc.	274,420	0.0
1,985		Coca-Cola Consolidated, Inc.	571,342	0.1
5,020	(2)	Craft Brew Alliance, Inc.	70,180	0.0
66,072	(2)	Darling Ingredients, Inc.	1,430,459	0.2
36,965		Dean Foods Co.	112,004	0.0
21,272	(2)	Edgewell Personal Care Co.	933,628	0.1
9,665	(2)	elf Beauty, Inc.	102,449	0.0
4,078	(2)	Farmer Bros Co.	81,601	0.0
12,136		Fresh Del Monte Produce, Inc.	328,036	0.0
10,719	(2)	Freshpet, Inc.	453,306	0.1
39,944	(2)	Hostess Brands, Inc.	499,300	0.1
6,501		Ingles Markets, Inc.	179,558	0.0
7,304		Inter Parfums, Inc.	554,154	0.1
6,052		J&J Snack Foods Corp.	961,300	0.1
3,699		John B Sanfilippo & Son, Inc.	265,847	0.0
7,400		Lancaster Colony Corp.	1,159,506	0.1
11,610	(2)	Landec Corp.	142,571	0.0
5,919		Limoneira Co.	139,274	0.0
4,772		Medifast, Inc.	608,669	0.1
5,464	(1)	MGP Ingredients, Inc.	421,548	0.1
4,728		National Beverage Corp.	272,947	0.0
3,842	(2)	Natural Grocers by Vitamin Cottage, Inc.	45,912	0.0
3,072	(1)	Natural Health Trends Corp.	39,813	0.0
41,150	(2)	Performance Food Group Co.	1,631,186	0.2
9,176		Pricesmart, Inc.	540,283	0.1
13,530	(2)	Primo Water Corp.	209,174	0.0
3,099	(2)	Pyxus International, Inc.	74,035	0.0
3,810	(1),(2)	Revlon, Inc. - Class A	73,838	0.0
434,545	(2)	Rite Aid Corp.	275,936	0.0
7,934		Sanderson Farms, Inc.	1,046,018	0.1
3,682	(2)	Seneca Foods Corp.	90,577	0.0
24,876	(2)	Simply Good Foods Co/The	512,197	0.1
10,390	(2)	Smart & Final Stores, Inc.	51,327	0.0
15,146		SpartanNash Co.	240,367	0.0
7,336		Tootsie Roll Industries, Inc.	273,193	0.0
3,347		Turning Point Brands, Inc.	154,263	0.0
20,686	(2)	United Natural Foods, Inc.	273,469	0.0
9,962		Universal Corp.	574,110	0.1
5,217	(2)	USANA Health Sciences, Inc.	437,550	0.1
40,806		Vector Group Ltd.	440,297	0.1
5,664	(1)	WD-40 Co.	959,708	0.1
4,475		Weis Markets, Inc.	182,625	0.0
			22,693,850	2.7

		Energy: 3.7%
66,290	(2)	Abraxas Petroleum Corp.	82,863	0.0
38,666	(2)	Alta Mesa Resources, Inc.	10,262	0.0
7,107		Arch Coal, Inc.	648,656	0.1
51,918		Archrock, Inc.	507,758	0.1
14,753	(2)	Ardmore Shipping Corp.	90,879	0.0
8,014	(2)	Basic Energy Services, Inc.	30,453	0.0
18,745		Berry Petroleum Corp.	216,317	0.0
8,253	(2)	Bonanza Creek Energy, Inc.	187,261	0.0
13,444	(1),(2)	Bristow Group, Inc.	14,923	0.0
25,784	(2)	C&J Energy Services, Inc.	400,168	0.1
15,212	(2)	Cactus, Inc.	541,547	0.1
18,339	(1),(2)	California Resources Corp.	471,496	0.1
91,857	(2)	Callon Petroleum Co.	693,520	0.1
9,466	(2)	CARBO Ceramics, Inc.	33,131	0.0
34,885	(2)	Carrizo Oil & Gas, Inc.	435,016	0.1
54,979	(2)	Clean Energy Fuels Corp.	169,885	0.0
11,098	(2)	CONSOL Energy, Inc.	379,774	0.1
13,104	(1),(2)	Covia Holdings Corp.	73,251	0.0
7,139		CVR Energy, Inc.	294,127	0.0
9,493	(2)	Dawson Geophysical Co.	27,815	0.0
32,870		Delek US Holdings, Inc.	1,197,125	0.2
187,448	(2)	Denbury Resources, Inc.	384,268	0.1
40,811		DHT Holdings, Inc.	182,017	0.0
25,656	(1),(2)	Diamond Offshore Drilling	269,132	0.0
5,785		DMC Global, Inc.	287,167	0.0
11,051	(2)	Dorian L.P.G Ltd.	70,947	0.0
14,138	(2)	Dril-Quip, Inc.	648,227	0.1
8,878	(2)	Earthstone Energy, Inc.	62,856	0.0
34,207	(1),(2)	Energy Fuels, Inc./Canada	113,909	0.0
12,968	(2)	EP Energy Corp.	3,372	0.0
9,629	(2)	Era Group, Inc.	111,119	0.0
10,656		Evolution Petroleum Corp.	71,928	0.0
13,758	(2)	Exterran Corp.	231,822	0.0
33,146	(2)	Forum Energy Technologies, Inc.	169,376	0.0
31,273	(1),(2)	Frank's International N.V.	194,205	0.0
32,838	(2)	Frontline Ltd./Bermuda	212,134	0.0
13,549	(2)	FTS International, Inc.	135,490	0.0
17,766		GasLog Ltd.	310,194	0.1
38,658		Golar LNG Ltd.	815,297	0.1
16,562		Green Plains, Inc.	276,254	0.0
71,092	(2)	Gulfport Energy Corp.	570,158	0.1
55,032	(2)	Halcon Resources Corp.	74,293	0.0
57,575	(2)	Helix Energy Solutions Group, Inc.	455,418	0.1
48,029	(2)	HighPoint Resources Corp.	106,144	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
18,763	(2)	Independence Contract Drilling, Inc.	$51,974	0.0
9,336	(2)	International Seaways, Inc.	160,019	0.0
4,070	(2)	ION Geophysical Corp.	58,771	0.0
27,260	(1),(2)	Jagged Peak Energy, Inc.	285,412	0.0
21,206	(2)	Keane Group, Inc.	230,933	0.0
5,060	(1),(2)	Key Energy Services, Inc.	20,544	0.0
8,441	(2)	KLX Energy Services Holdings, Inc.	212,207	0.0
62,201	(2)	Laredo Petroleum, Inc.	192,201	0.0
18,204	(1)	Liberty Oilfield Services, Inc.	280,160	0.0
20,088	(2)	Lilis Energy, Inc.	23,503	0.0
5,038	(1)	Mammoth Energy Services, Inc.	83,883	0.0
42,621	(2)	Matador Resources Co.	823,864	0.1
11,097	(2)	Matrix Service Co.	217,279	0.0
72,905	(2)	McDermott International, Inc.	542,413	0.1
5,684	(2)	Midstates Petroleum Co., Inc.	55,533	0.0
2,579	(1),(2)	Montage Resources Corp.	38,788	0.0
1,740		Nacco Industries, Inc.	66,503	0.0
6,001	(2)	Natural Gas Services Group, Inc.	103,877	0.0
5,430	(1),(2)	NCS Multistage Holdings, Inc.	28,127	0.0
37,302	(2)	Newpark Resources, Inc.	341,686	0.1
6,711	(2)	Nine Energy Service, Inc.	152,004	0.0
97,589	(2)	Noble Corp. PLC	280,080	0.0
57,665		Nordic American Tankers Ltd.	116,483	0.0
78,479	(2)	Northern Oil And Gas, Inc.	215,033	0.0
106,008	(2)	Oasis Petroleum, Inc.	640,288	0.1
38,852	(2)	Oceaneering International, Inc.	612,696	0.1
23,439	(2)	Oil States International, Inc.	397,525	0.1
21,710	(2)	Overseas Shipholding Group, Inc.	49,716	0.0
7,528		Panhandle Oil and Gas, Inc.	118,190	0.0
14,138	(2)	Par Pacific Holdings, Inc.	251,798	0.0
26,918	(2)	PDC Energy, Inc.	1,095,024	0.1
31,646		Peabody Energy Corp.	896,531	0.1
5,193	(2)	Penn Virginia Corp.	229,011	0.0
33,278	(2)	Pioneer Energy Services Corp.	58,902	0.0
28,557	(2)	ProPetro Holding Corp.	643,675	0.1
15,215	(2)	Renewable Energy Group, Inc.	334,121	0.1
2,595	(2)	REX American Resources Corp.	209,183	0.0
6,545	(2)	RigNet, Inc.	63,945	0.0
22,706	(2)	Ring Energy, Inc.	133,284	0.0
51,077	(2)	Rowan Companies PLC	551,121	0.1
15,097	(2)	SandRidge Energy, Inc.	121,078	0.0
18,424		Scorpio Tankers, Inc.	365,532	0.1
7,099	(2)	SEACOR Holdings, Inc.	300,146	0.1
7,315	(2)	SEACOR Marine Holdings, Inc.	97,363	0.0
20,102	(2)	Select Energy Services, Inc.	241,626	0.0
31,942		SemGroup Corp. - Class A	470,825	0.1
31,823	(1)	Ship Finance International Ltd.	392,696	0.1
3,404	(2)	SilverBow Resources, Inc.	78,292	0.0
9,431	(1),(2)	Smart Sand Inc.	41,968	0.0
11,729		Solaris Oilfield Infrastructure, Inc.	192,825	0.0
237,490	(2)	Southwestern Energy Co.	1,113,828	0.1
99,140	(2)	SRC Energy, Inc.	507,597	0.1
63,073	(2)	Superior Energy Services	294,551	0.0
8,590	(1),(2)	Talos Energy, Inc.	228,150	0.0
27,413	(1)	Teekay Corp.	107,459	0.0
77,777		Teekay Tankers Ltd. Class A	75,452	0.0
34,721	(1),(2)	Tellurian, Inc.	388,875	0.1
49,988	(2)	Tetra Technologies, Inc.	116,972	0.0
10,030	(2)	Tidewater, Inc.	232,596	0.0
72,859	(1),(2)	Ultra Petroleum Corp.	44,444	0.0
21,545	(2)	Unit Corp.	306,801	0.1
65,225	(2)	Uranium Energy Corp.	91,315	0.0
32,044	(1)	US Silica Holdings, Inc.	556,284	0.1
38,260	(2)	W&T Offshore, Inc.	263,994	0.0
27,174		World Fuel Services Corp.	785,057	0.1
22,101	(2)	Zion Oil & Gas, Inc.	16,686	0.0
			30,560,653	3.7

		Financials: 16.9%
7,928		1st Source Corp.	356,046	0.1
1,276		ACNB Corp.	47,212	0.0
14,664		AG Mortgage Investment Trust, Inc.	246,942	0.0
5,921	(2)	Allegiance Bancshares, Inc.	199,656	0.0
17,955	(2)	Ambac Financial Group, Inc.	325,345	0.0
35,976		American Equity Investment Life Holding Co.	972,072	0.1
16,555		Ameris Bancorp.	568,664	0.1
7,932		Amerisafe, Inc.	471,161	0.1
5,884		Ames National Corp.	161,280	0.0
53,564		Anworth Mortgage Asset Corp.	216,399	0.0
48,641		Apollo Commercial Real Estate Finance, Inc.	885,266	0.1
31,525	(1)	Arbor Realty Trust, Inc.	408,879	0.1
10,674		Ares Commercial Real Estate Corp.	162,138	0.0
13,212		Argo Group International Holdings Ltd.	933,560	0.1
18,085		ARMOUR Residential REIT, Inc.	353,200	0.1
7,207		Arrow Financial Corp.	237,038	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,788		Artisan Partners Asset Management, Inc.	$472,894	0.1
1,342	(1)	Associated Capital Group, Inc.	53,090	0.0
11,496	(2)	Atlantic Capital Bancshares, Inc.	204,974	0.0
23,497	(2)	Axos Financial, Inc.	680,473	0.1
8,252		B. Riley Financial, Inc.	137,726	0.0
17,469		Banc of California, Inc.	241,771	0.0
8,466		Bancfirst Corp.	441,502	0.1
22,403	(2)	Bancorp, Inc.	181,016	0.0
35,601		BancorpSouth Bank	1,004,660	0.1
5,925		Bank of Marin Bancorp	241,088	0.0
22,771		Bank of NT Butterfield & Son Ltd.	817,023	0.1
8,707		BankFinancial Corp.	129,473	0.0
13,504		Banner Corp.	731,512	0.1
6,322		Bar Harbor Bankshares	163,550	0.0
3,620	(2)	Baycom Corp.	81,957	0.0
5,893		BCB Bancorp, Inc.	78,966	0.0
17,256		Berkshire Hills Bancorp, Inc.	470,053	0.1
42,073	(1)	Blackstone Mortgage Trust, Inc.	1,454,043	0.2
13,063		Banco Latinoamericano de Comercio Exterior SA	260,215	0.0
19,542	(2)	Blucora, Inc.	652,312	0.1
10,592		Blue Hills Bancorp, Inc.	253,149	0.0
35,734		Boston Private Financial Holdings, Inc.	391,645	0.1
9,326		Bridge Bancorp, Inc.	273,252	0.0
30,605		BrightSphere Investment Group PLC	415,004	0.1
20,044		OceanFirst Financial Corp.	482,259	0.1
34,497		Brookline Bancorp, Inc.	496,757	0.1
9,882		Bryn Mawr Bank Corp.	357,037	0.1
2,036		Business First Bancshares, Inc.	49,963	0.0
7,707	(2)	Byline Bancorp, Inc.	142,425	0.0
47,817		Cadence BanCorp	887,005	0.1
1,405		Cambridge Bancorp	116,404	0.0
7,959		Camden National Corp.	332,049	0.0
28,063	(2)	Cannae Holdings, Inc.	680,808	0.1
54,191		Capitol Federal Financial, Inc.	723,450	0.1
4,902		Capstar Financial Holdings, Inc.	70,785	0.0
41,941		Capstead Mortgage Corp.	360,273	0.1
9,861		Carolina Financial Corp.	341,092	0.1
29,958		Cathay General Bancorp.	1,015,876	0.1
9,196		CBTX, Inc.	298,594	0.0
36,960		CenterState Bank Corp.	880,018	0.1
12,160		Central Pacific Financial Corp.	350,694	0.1
6,496		Central Valley Community Bancorp	126,997	0.0
28,609		Chemical Financial Corp.	1,177,546	0.2
6,846		Citizens & Northern Corp.	171,424	0.0
22,894	(1),(2)	Citizens, Inc.	152,703	0.0
7,162		City Holding Co.	545,673	0.1
5,498		Civista Bancshares, Inc.	120,021	0.0
8,775		CNB Financial Corp.	221,744	0.0
65,991		CNO Financial Group, Inc.	1,067,734	0.1
2,990		Codorus Valley Bancorp, Inc.	63,836	0.0
8,954		Cohen & Steers, Inc.	378,486	0.1
35,774		Colony Credit Real Estate, Inc.	560,221	0.1
29,688		Columbia Banking System, Inc.	970,501	0.1
24,232	(2)	Columbia Financial, Inc.	379,715	0.1
20,301		Community Bank System, Inc.	1,213,391	0.2
13,486		Community Bankers Trust Corp.	98,718	0.0
8,271		Community Trust Bancorp, Inc.	339,607	0.1
14,477		ConnectOne Bancorp, Inc.	285,197	0.0
11,664	(2)	Cowen, Inc.	169,011	0.0
5,201	(2)	Curo Group Holdings Corp.	52,166	0.0
13,080	(2)	Customers Bancorp, Inc.	239,495	0.0
44,866		CVB Financial Corp.	944,429	0.1
1,430		Diamond Hill Investment Group, Inc.	200,200	0.0
14,749		Dime Community Bancshares	276,249	0.0
13,758	(2)	Donnelley Financial Solutions, Inc.	204,719	0.0
31,807		Dynex Capital, Inc.	193,705	0.0
12,968	(2)	Eagle Bancorp, Inc.	650,994	0.1
8,450	(2)	eHealth, Inc.	526,773	0.1
9,271	(2)	Elevate Credit, Inc.	40,236	0.0
13,398		Employers Holdings, Inc.	537,394	0.1
11,044	(2)	Encore Capital Group, Inc.	300,728	0.0
13,449	(2)	Enova International, Inc.	306,906	0.0
4,928	(2)	Enstar Group Ltd.	857,472	0.1
4,069		Enterprise Bancorp, Inc./MA	116,902	0.0
10,011		Enterprise Financial Services Corp.	408,148	0.1
6,169	(2)	Equity Bancshares, Inc.	177,667	0.0
2,844	(2)	Esquire Financial Holdings, Inc.	64,729	0.0
39,056	(2)	Essent Group Ltd.	1,696,983	0.2
2,217		Evans Bancorp, Inc.	79,036	0.0
16,852		Exantas Capital Corp.	179,137	0.0
21,414	(2)	Ezcorp, Inc.	199,578	0.0
3,755		Farmers & Merchants Bancorp, Inc./Archbold OH	113,025	0.0
14,968		Farmers National Banc Corp.	206,409	0.0
8,114		FB Financial Corp.	257,701	0.0
4,582		FBL Financial Group, Inc.	287,383	0.0
39,039		Federated Investors, Inc.	1,144,233	0.1
5,750		FedNat Holding Co.	92,230	0.0
55,479		FGL Holdings	436,620	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,287		Fidelity D&D Bancorp, Inc.	$76,087	0.0
9,871		Fidelity Southern Corp.	270,367	0.0
8,923		Financial Institutions, Inc.	242,527	0.0
86,419		First BanCorp. Puerto Rico	990,362	0.1
13,161		First BanCorp. Southern Pines NC	457,476	0.1
6,145		First Bancshares, Inc./The	189,880	0.0
20,718		First Busey Corp.	505,519	0.1
42,869		First Commonwealth Financial Corp.	540,149	0.1
7,999		First Community Bancshares, Inc.	265,087	0.0
10,433		First Defiance Financial Corp.	299,844	0.0
39,496		First Financial Bancorp.	950,274	0.1
26,426		First Financial Bankshares, Inc.	1,526,894	0.2
6,004		First Financial Corp.	252,168	0.0
17,980		First Foundation, Inc.	243,989	0.0
3,478		First Internet Bancorp	67,230	0.0
11,515		First Interstate Bancsystem, Inc.	458,527	0.1
22,267		First Merchants Corp.	820,539	0.1
5,858		First Mid-Illinois Bancshares, Inc.	195,189	0.0
42,602		First Midwest Bancorp., Inc.	871,637	0.1
11,021		First of Long Island Corp.	241,691	0.0
3,265		First United Corp.	56,354	0.0
17,437		FirstCash, Inc.	1,508,300	0.2
12,731		Flagstar Bancorp, Inc.	419,105	0.1
14,758		Flushing Financial Corp.	323,643	0.0
9,017	(2)	Focus Financial Partners, Inc.	321,366	0.0
5,698		Franklin Financial Network, Inc.	165,299	0.0
1,531		FS Bancorp, Inc.	77,285	0.0
67,066		Fulton Financial Corp.	1,038,182	0.1
12,618	(1)	GAIN Capital Holdings, Inc.	79,241	0.0
2,926		GAMCO Investors, Inc.	59,983	0.0
205,253	(2)	Genworth Financial, Inc.	786,119	0.1
10,893		German American Bancorp, Inc.	320,254	0.0
33,507		Glacier Bancorp., Inc.	1,342,625	0.2
3,281		Global Indemnity Ltd.	99,677	0.0
4,223		Goosehead Insurance, Inc.	117,737	0.0
20,335		Granite Point Mortgage Trust, Inc.	377,621	0.1
5,873		Great Southern Bancorp., Inc.	304,809	0.0
22,698		Great Western Bancorp, Inc.	717,030	0.1
19,332	(2)	Green Dot Corp.	1,172,486	0.2
7,236		Greenhill & Co., Inc.	155,646	0.0
13,694	(2)	Greenlight Capital Re Ltd.	148,854	0.0
2,698		Guaranty Bancshares, Inc./TX	78,836	0.0
6,259		Hamilton Lane, Inc.	272,767	0.0
33,954		Hancock Whitney Corp.	1,371,742	0.2
13,643		Hanmi Financial Corp.	290,187	0.0
8,380	(1),(2)	HarborOne Bancorp, Inc.	144,136	0.0
3,024		HCI Group, Inc.	129,216	0.0
5,376	(1),(2)	Health Insurance Innovations, Inc.	144,184	0.0
11,697		Heartland Financial USA, Inc.	498,877	0.1
18,696		Heritage Commerce Corp.	226,222	0.0
15,661		Heritage Financial Corp.	472,023	0.1
8,682		Heritage Insurance Holdings, Inc.	126,757	0.0
29,305		Hilltop Holdings, Inc.	534,816	0.1
512		Hingham Institution for Savings	88,069	0.0
1,965		Home Bancorp, Inc.	65,336	0.0
65,205		Home Bancshares, Inc./Conway AR	1,145,652	0.1
10,558	(2)	HomeStreet, Inc.	278,203	0.0
8,731		HomeTrust Bancshares, Inc.	220,021	0.0
49,453		Hope Bancorp, Inc.	646,845	0.1
16,830		Horace Mann Educators Corp.	592,584	0.1
20,193		Horizon Bancorp, Inc.	324,905	0.0
12,206		Houlihan Lokey, Inc.	559,645	0.1
4,766	(2)	Howard Bancorp, Inc.	70,584	0.0
21,477		Iberiabank Corp.	1,540,116	0.2
5,187	(2)	Impac Mortgage Holdings, Inc.	20,333	0.0
11,639		Independent Bank Corp.	942,875	0.1
11,307		Independent Bank Corp. Michigan	243,101	0.0
13,650		Independent Bank Group, Inc.	700,109	0.1
22,828		International Bancshares Corp.	868,149	0.1
6,546	(2)	Intl. FCStone, Inc.	253,723	0.0
47,311		Invesco Mortgage Capital, Inc.	747,514	0.1
4,819		Investar Holding Corp.	109,439	0.0
94,198		Investors Bancorp, Inc.	1,116,246	0.1
590		Investors Title Co.	93,161	0.0
10,386		James River Group Holdings Ltd.	416,271	0.1
38,829		Kearny Financial Corp./MD	499,729	0.1
21,471		Kemper Corp.	1,634,802	0.2
4,140		Kingstone Cos, Inc.	61,024	0.0
7,744		Kinsale Capital Group, Inc.	531,006	0.1
5,091		KKR Real Estate Finance Trust, Inc.	101,922	0.0
37,518		Ladder Capital Corp.	638,556	0.1
45,047		Ladenburg Thalmann Financial Services, Inc.	127,483	0.0
20,429		Lakeland Bancorp, Inc.	305,005	0.0
11,195		Lakeland Financial Corp.	506,238	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,758		LegacyTexas Financial Group, Inc.	$738,752	0.1
131,550	(2)	LendingClub Corp.	406,490	0.1
3,207	(1),(2)	LendingTree, Inc.	1,127,453	0.1
11,820	(1)	Live Oak Bancshares, Inc.	172,690	0.0
29,527		Maiden Holdings Ltd.	21,930	0.0
4,094	(2)	Malvern Bancorp, Inc.	82,371	0.0
4,123		Marlin Business Services Corp.	88,645	0.0
37,079	(2)	MBIA, Inc.	352,992	0.1
7,697		Mercantile Bank Corp.	251,846	0.0
7,942		Merchants Bancorp/IN	170,753	0.0
23,638		Meridian Bancorp, Inc.	370,880	0.1
12,065		Meta Financial Group, Inc.	237,439	0.0
2,485	(2)	Metropolitan Bank Holding Corp.	86,453	0.0
143,163	(2)	MGIC Investment Corp.	1,888,320	0.2
9,712		Midland States Bancorp, Inc.	233,671	0.0
4,551		MidWestOne Financial Group, Inc.	124,015	0.0
17,723		Moelis & Co.	737,454	0.1
30,832	(2)	Mr Cooper Group, Inc.	295,679	0.0
12,596		National Bank Holdings Corp.	418,943	0.1
3,275		National Bankshares, Inc.	140,334	0.0
8,094	(2)	National Commerce Corp.	317,366	0.0
25,717		National General Holdings Corp.	610,264	0.1
990		National Western Life Group, Inc.	259,845	0.0
7,685		Navigators Group, Inc.	536,951	0.1
19,041		NBT Bancorp., Inc.	685,666	0.1
8,027		Nelnet, Inc.	442,047	0.1
63,655		New York Mortgage Trust, Inc.	387,659	0.1
4,191	(2)	Nicolet Bankshares, Inc.	249,784	0.0
25,722	(2)	NMI Holdings, Inc.	665,428	0.1
23,224		Northfield Bancorp, Inc.	322,814	0.0
39,792		Northwest Bancshares, Inc.	675,270	0.1
3,210		Norwood Financial Corp.	98,996	0.0
45,466	(2)	Ocwen Financial Corp.	82,748	0.0
18,317		OFG Bancorp	362,493	0.1
7,215		Old Line Bancshares, Inc.	179,870	0.0
57,507		Old National Bancorp.	943,115	0.1
14,944		Old Second Bancorp, Inc.	188,145	0.0
20,846	(2)	On Deck Capital, Inc.	112,985	0.0
3,945		Oppenheimer Holdings, Inc.	102,649	0.0
8,983		Opus Bank	177,863	0.0
23,026	(1)	Orchid Island Capital, Inc.	151,511	0.0
7,820		Origin Bancorp, Inc.	266,271	0.0
19,042		Oritani Financial Corp.	316,668	0.0
4,064		Federal Agricultural Mortgage Corp.	294,356	0.0
18,411		Pacific Premier Bancorp, Inc.	488,444	0.1
6,026	(1)	Park National Corp.	570,964	0.1
5,757		PCSB Financial Corp.	112,664	0.0
7,783		Peapack Gladstone Financial Corp.	204,070	0.0
26,716		PennyMac Mortgage Investment Trust	553,288	0.1
8,210		PennyMac Financial Services, Inc.	182,590	0.0
10,033		Peoples Bancorp., Inc.	310,722	0.0
4,066		Peoples Financial Services Corp.	183,946	0.0
8,344		People's Utah Bancorp	220,031	0.0
5,814		Piper Jaffray Cos.	423,434	0.1
8,284		PJT Partners, Inc.	346,271	0.1
18,141	(2)	PRA Group, Inc.	486,360	0.1
6,282		Preferred Bank/Los Angeles CA	282,502	0.0
17,497		Primerica, Inc.	2,137,259	0.3
21,295		ProAssurance Corp.	737,020	0.1
26,230		Provident Financial Services, Inc.	679,095	0.1
6,103		QCR Holdings, Inc.	207,014	0.0
87,090		Radian Group, Inc.	1,806,247	0.2
8,212		RBB Bancorp	154,386	0.0
11,926		Ready Capital Corp.	174,954	0.0
36,498		Redwood Trust, Inc.	589,443	0.1
3,056	(2)	Regional Management Corp.	74,628	0.0
4,090		Reliant Bancorp, Inc.	91,289	0.0
19,754		Renasant Corp.	668,673	0.1
5,029		Republic Bancorp., Inc.	224,897	0.0
21,942	(2)	Republic First Bancorp, Inc.	115,196	0.0
15,597		RLI Corp.	1,119,085	0.1
15,212		S&T Bancorp, Inc.	601,330	0.1
9,637	(2)	Safeguard Scientifics, Inc.	104,561	0.0
6,637		Safety Insurance Group, Inc.	578,348	0.1
15,282		Sandy Spring Bancorp, Inc.	478,021	0.1
18,959	(2)	Seacoast Banking Corp. of Florida	499,570	0.1
23,693		Selective Insurance Group	1,499,293	0.2
19,799		ServisFirst Bancshares, Inc.	668,414	0.1
3,007	(2)	Siebert Financial Corp.	35,513	0.0
5,242		Sierra Bancorp.	127,381	0.0
36,205		Simmons First National Corp.	886,298	0.1
3,726	(2)	SmartFinancial, Inc.	70,459	0.0
14,304		South State Corp.	977,535	0.1
4,466	(2)	Southern First Bancshares, Inc.	151,263	0.0
5,382		Southern National Bancorp of Virginia, Inc.	78,846	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,044		Southside Bancshares, Inc.	$466,682	0.1
7,557		State Auto Financial Corp.	248,776	0.0
10,705		Sterling Bancorp, Inc./MI	108,549	0.0
9,411		Stewart Information Services Corp.	401,756	0.1
27,876		Stifel Financial Corp.	1,470,738	0.2
10,376		Stock Yards Bancorp, Inc.	350,813	0.1
3,385		Summit Financial Group, Inc.	89,736	0.0
5,804		Territorial Bancorp, Inc.	156,186	0.0
31,865	(2)	Third Point Reinsurance Ltd.	330,759	0.0
16,339		Tiptree Financial, Inc.	103,426	0.0
6,657		Tompkins Financial Corp.	506,398	0.1
28,877		TowneBank/Portsmouth VA	714,706	0.1
11,543		TPG RE Finance Trust, Inc.	226,243	0.0
11,460		Trico Bancshares	450,263	0.1
11,451	(2)	Tristate Capital Holdings, Inc.	233,944	0.0
10,149	(2)	Triumph Bancorp, Inc.	298,279	0.0
10,294	(1),(2)	Trupanion, Inc.	337,026	0.0
46,032		Trustco Bank Corp.	357,208	0.1
25,860		Trustmark Corp.	869,672	0.1
17,964		UMB Financial Corp.	1,150,415	0.1
30,831		Union Bankshares Corp.	996,766	0.1
40,189	(1)	United Bankshares, Inc.	1,456,449	0.2
30,798		United Community Banks, Inc./GA	767,794	0.1
27,720		United Community Financial Corp.	259,182	0.0
23,948		United Financial Bancorp, Inc.	343,654	0.1
9,165		United Fire Group, Inc.	400,602	0.1
10,446		United Insurance Holdings Corp.	166,091	0.0
13,127		Universal Insurance Holdings, Inc.	406,937	0.1
13,817		Univest Financial Corp.	337,964	0.1
123,286		Valley National Bancorp	1,181,080	0.2
18,836		Veritex Holdings, Inc.	456,208	0.1
2,717		Virtus Investment Partners, Inc.	265,043	0.0
29,520		Waddell & Reed Financial, Inc.	510,401	0.1
11,463		Walker & Dunlop, Inc.	583,581	0.1
33,396		Washington Federal, Inc.	964,810	0.1
7,659		Washington Trust Bancorp, Inc.	368,781	0.1
14,787		Waterstone Financial, Inc.	243,394	0.0
22,187		WesBanco, Inc.	881,933	0.1
10,741		Westamerica Bancorp.	663,794	0.1
22,605		Western Asset Mortgage Capital Corp.	231,249	0.0
11,712		Western New England Bancorp, Inc.	108,102	0.0
3,925		Westwood Holdings Group, Inc.	138,435	0.0
48,299		WisdomTree Investments, Inc.	340,991	0.1
2,568	(2)	World Acceptance Corp.	300,790	0.0
21,150		WSFS Financial Corp.	816,390	0.1
			139,932,102	16.9

		Health Care: 15.9%
5,767	(2)	AAC Holdings, Inc.	10,611	0.0
12,969	(1),(2)	Abeona Therapeutics, Inc.	95,452	0.0
45,648	(2)	Acadia Pharmaceuticals, Inc.	1,225,649	0.2
10,755	(1),(2)	Accelerate Diagnostics, Inc.	226,070	0.0
16,831	(2)	Acceleron Pharma, Inc.	783,820	0.1
35,781	(2)	Accuray, Inc.	170,675	0.0
13,932	(2)	Achaogen, Inc.	6,357	0.0
55,819	(2)	Achillion Pharmaceuticals, Inc.	165,224	0.0
14,187	(2)	Aclaris Therapeutics, Inc.	84,980	0.0
17,741	(2)	Acorda Therapeutics, Inc.	235,778	0.0
8,666	(1),(2)	Adamas Pharmaceuticals, Inc.	61,615	0.0
3,827	(2)	Addus HomeCare Corp.	243,359	0.0
20,214	(1),(2)	Adverum Biotechnologies, Inc.	105,921	0.0
9,689	(1),(2)	ADMA Biologics, Inc.	36,721	0.0
25,233	(2)	Aduro Biotech, Inc.	100,427	0.0
6,991	(2)	Aeglea BioTherapeutics, Inc.	56,278	0.0
14,475	(2)	Aerie Pharmaceuticals, Inc.	687,562	0.1
36,895	(2)	Agenus, Inc.	109,578	0.0
3,249	(2)	AgeX Therapeutics, Inc.	13,158	0.0
17,985	(1),(2)	Aimmune Therapeutics, Inc.	401,965	0.1
5,401	(1),(2)	Akcea Therapeutics, Inc.	153,010	0.0
35,460	(2)	Akebia Therapeutics, Inc.	290,417	0.0
39,837	(2)	Akorn, Inc.	140,226	0.0
3,336	(2)	Albireo Pharma, Inc.	107,453	0.0
23,673	(1),(2)	Alder Biopharmaceuticals, Inc.	323,136	0.1
8,446	(1),(2)	Aldeyra Therapeutics, Inc.	76,267	0.0
5,568	(1),(2)	Allakos, Inc.	225,504	0.0
5,288	(2)	Allena Pharmaceuticals, Inc.	37,122	0.0
8,605	(1),(2)	Allogene Therapeutics, Inc.	248,771	0.0
69,744	(2)	Allscripts Healthcare Solutions, Inc.	665,358	0.1
14,445	(2)	AMAG Pharmaceuticals, Inc.	186,052	0.0
10,741	(2)	Amedisys, Inc.	1,323,936	0.2
5,807	(2)	American Renal Associates Holdings, Inc.	35,655	0.0
77,999	(2)	Amicus Therapeutics, Inc.	1,060,786	0.1
18,553	(2)	AMN Healthcare Services, Inc.	873,661	0.1
35,611	(2)	Amneal Pharmaceuticals, Inc.	504,608	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,505	(2)	Amphastar Pharmaceuticals, Inc.	$316,767	0.1
39,169	(2)	Ampio Pharmaceuticals, Inc.	22,013	0.0
8,578	(2)	AnaptysBio, Inc.	626,623	0.1
15,473	(2)	Angiodynamics, Inc.	353,713	0.1
3,280	(2)	ANI Pharmaceuticals, Inc.	231,371	0.0
5,886	(2)	Anika Therapeutics, Inc.	177,993	0.0
62,618	(2)	Antares Pharma, Inc.	189,733	0.0
15,036	(2)	Apellis Pharmaceuticals, Inc.	293,202	0.0
1,637	(1),(2)	Apollo Medical Holdings, Inc.	29,990	0.0
5,910	(1),(2)	Aptinyx, Inc.	23,935	0.0
19,530	(2)	Aratana Therapeutics, Inc.	70,308	0.0
13,404	(2)	Arbutus Biopharma Corp.	47,986	0.0
12,952	(1),(2)	Arcus Biosciences, Inc.	161,770	0.0
15,121	(2)	Ardelyx, Inc.	42,339	0.0
20,271	(2)	Arena Pharmaceuticals, Inc.	908,749	0.1
44,549	(2)	Arqule, Inc.	213,390	0.0
84,257	(2)	Array Biopharma, Inc.	2,054,186	0.3
37,212	(1),(2)	Arrowhead Pharmaceuticals, Inc.	682,840	0.1
3,486	(2)	Arvinas, Inc.	51,453	0.0
8,979	(2)	Assembly Biosciences, Inc.	176,797	0.0
23,992	(2)	Assertio Therapeutics, Inc.	121,639	0.0
17,145	(2)	Atara Biotherapeutics, Inc.	681,514	0.1
17,927	(2)	Athenex, Inc.	219,606	0.0
43,410	(2)	Athersys, Inc.	65,115	0.0
14,874	(2)	AtriCure, Inc.	398,474	0.1
602		Atrion Corp.	528,965	0.1
15,046	(2)	Audentes Therapeutics, Inc.	587,095	0.1
18,895	(2)	Avanos Medical, Inc.	806,439	0.1
42,590	(1),(2)	AVEO Pharmaceuticals, Inc.	34,928	0.0
22,020	(2)	Avid Bioservices, Inc.	93,585	0.0
4,857	(2)	Avrobio, Inc.	107,097	0.0
13,475	(2)	AxoGen, Inc.	283,783	0.0
2,716	(2)	Axonics Modulation Technologies, Inc.	65,048	0.0
15,804	(2)	Bellicum Pharmaceuticals, Inc.	53,259	0.0
54,429	(2)	BioScrip, Inc.	108,858	0.0
45,599	(2)	BioCryst Pharmaceuticals, Inc.	371,176	0.1
12,326	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	634,419	0.1
2,437	(2)	BioSpecifics Technologies Corp.	151,898	0.0
13,146	(2)	BioTelemetry, Inc.	823,203	0.1
46,234	(1),(2)	Biotime, Inc.	60,567	0.0
16,938	(2)	Blueprint Medicines Corp.	1,355,887	0.2
75,069	(2)	Brookdale Senior Living, Inc.	493,954	0.1
11,591	(2)	Calithera Biosciences, Inc.	78,123	0.0
2,253	(2)	Calyxt, Inc.	39,630	0.0
13,391	(2)	Cambrex Corp.	520,240	0.1
11,194	(2)	Capital Senior Living Corp.	44,664	0.0
13,780	(2)	Cara Therapeutics, Inc.	270,364	0.0
13,820	(2)	Cardiovascular Systems, Inc.	534,281	0.1
14,420	(2)	CareDx, Inc.	454,518	0.1
21,893	(1),(2)	CASI Pharmaceuticals, Inc.	62,833	0.0
32,585	(2)	Castlight Health, Inc.	122,194	0.0
6,308	(1),(2)	Catalyst Biosciences, Inc.	51,158	0.0
41,149	(1),(2)	Catalyst Pharmaceuticals, Inc.	209,860	0.0
3,011	(2)	Celcuity, Inc.	65,971	0.0
4,581	(2)	Cellular Biomedicine Group, Inc.	79,251	0.0
57,086	(2)	Cerus Corp.	355,646	0.1
10,588	(2)	ChemoCentryx, Inc.	147,067	0.0
22,359	(2)	Chimerix, Inc.	46,954	0.0
15,662	(1),(2)	ChromaDex Corp.	65,624	0.0
11,485	(2)	Clearside Biomedical, Inc.	15,849	0.0
19,533	(2)	Clovis Oncology, Inc.	484,809	0.1
20,652	(2)	Codexis, Inc.	423,986	0.1
8,641	(2)	Cohbar, Inc.	28,170	0.0
21,230	(2)	Coherus Biosciences, Inc.	289,577	0.0
12,410	(1),(2)	Collegium Pharmaceutical, Inc.	187,887	0.0
34,127	(1),(2)	Community Health Systems, Inc.	127,294	0.0
4,512		Computer Programs & Systems, Inc.	133,961	0.0
9,069	(2)	Concert Pharmaceuticals, Inc.	109,463	0.0
10,412		Conmed Corp.	866,070	0.1
6,415	(2)	Constellation Pharmaceuticals, Inc.	86,923	0.0
21,836	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	151,760	0.0
39,711	(1),(2)	Corcept Therapeutics, Inc.	466,207	0.1
3,870	(2)	Corvel Corp.	252,479	0.0
5,808	(2)	Corvus Pharmaceuticals, Inc.	23,348	0.0
3,101	(2)	Crinetics Pharmaceuticals, Inc.	70,579	0.0
16,063	(2)	Cross Country Healthcare, Inc.	112,923	0.0
14,877	(2)	CryoLife, Inc.	433,962	0.1
11,329	(1),(2)	CryoPort, Inc.	146,371	0.0
18,717	(2)	CTI BioPharma Corp.	18,159	0.0
6,718	(2)	Cue Biopharma, Inc.	51,930	0.0
5,293	(2)	Cutera, Inc.	93,474	0.0
24,021	(2)	Cymabay Therapeutics, Inc.	318,999	0.1
20,041	(2)	Cytokinetics, Inc.	162,132	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
18,041	(2)	CytomX Therapeutics, Inc.	$193,941	0.0
12,570	(2)	CytoSorbents Corp.	95,155	0.0
3,872	(2)	Deciphera Pharmaceuticals, Inc.	89,869	0.0
18,601	(1),(2)	Denali Therapeutics, Inc.	431,915	0.1
13,486	(2)	Dermira, Inc.	182,735	0.0
22,263	(2)	Dicerna Pharmaceuticals, Inc.	326,153	0.1
23,641	(2)	Diplomat Pharmacy, Inc.	137,354	0.0
4,569	(1),(2)	Dova Pharmaceuticals, Inc.	40,618	0.0
61,156	(2)	Durect Corp.	38,278	0.0
25,736	(1),(2)	Dynavax Technologies Corp.	188,130	0.0
4,278	(2)	Eagle Pharmaceuticals, Inc./DE	215,996	0.0
18,992	(1),(2)	Editas Medicine, Inc.	464,354	0.1
6,353	(1),(2)	Eidos Therapeutics, Inc.	148,978	0.0
5,830	(1),(2)	ElectroCore, Inc.	40,810	0.0
9,223	(2)	Eloxx Pharmaceuticals, Inc.	107,725	0.0
18,317	(2)	Emergent Biosolutions, Inc.	925,375	0.1
6,861	(2)	Enanta Pharmaceuticals, Inc.	655,363	0.1
91,238	(2)	Endo International PLC	732,641	0.1
3,449	(2)	Endologix, Inc.	22,798	0.0
20,132		Ensign Group, Inc.	1,030,557	0.1
20,254	(2)	Enzo Biochem, Inc.	55,293	0.0
24,892	(2)	Epizyme, Inc.	308,412	0.0
9,451	(1),(2)	Esperion Therapeutics, Inc.	379,458	0.1
5,217	(1),(2)	Evelo Biosciences, Inc.	41,736	0.0
26,948	(2)	Evolent Health, Inc.	339,006	0.1
3,559	(1),(2)	Evolus, Inc.	80,327	0.0
25,112	(2)	Fate Therapeutics, Inc.	441,218	0.1
6,411	(2)	Fennec Pharmaceuticals, Inc.	31,093	0.0
31,091	(2)	FibroGen, Inc.	1,689,796	0.2
14,130	(2)	Five Prime Therapeutics, Inc.	189,342	0.0
14,280	(2)	Flexion Therapeutics, Inc.	178,214	0.0
11,796	(2)	Fluidigm Corp.	156,769	0.0
2,729	(2)	FONAR Corp.	55,863	0.0
14,506	(2)	Fortress Biotech, Inc.	25,821	0.0
5,332	(2)	Forty Seven, Inc.	86,165	0.0
9,592	(2)	G1 Therapeutics, Inc.	159,227	0.0
26,148	(2)	Genesis Healthcare, Inc.	37,653	0.0
19,725	(2)	GenMark Diagnostics, Inc.	139,850	0.0
8,558	(2)	Genomic Health, Inc.	599,488	0.1
65,206	(1),(2)	Geron Corp.	108,242	0.0
13,812	(2)	Glaukos Corp.	1,082,446	0.1
21,145	(2)	Global Blood Therapeutics, Inc.	1,119,205	0.1
29,614	(2)	Globus Medical, Inc.	1,463,228	0.2
14,882	(2)	GlycoMimetics, Inc.	185,430	0.0
2,919	(2)	Gossamer Bio, Inc.	63,255	0.0
3,379	(1),(2)	Gritstone Oncology, Inc.	44,941	0.0
2,733	(2)	GTx, Inc.	3,280	0.0
5,759	(1),(2)	Guardant Health, Inc.	441,715	0.1
20,690	(2)	Haemonetics Corp.	1,809,961	0.2
51,582	(2)	Halozyme Therapeutics, Inc.	830,470	0.1
14,990	(2)	Harvard Bioscience, Inc.	64,607	0.0
21,856	(2)	HealthEquity, Inc.	1,616,907	0.2
11,126	(2)	HealthStream, Inc.	312,196	0.0
6,498	(1),(2)	Helius Medical Technologies, Inc.	43,277	0.0
28,255	(2)	Heron Therapeutics, Inc.	690,552	0.1
2,745	(2)	Heska Corp.	233,654	0.0
33,797	(2)	HMS Holdings Corp.	1,000,729	0.1
6,894	(1),(2)	Homology Medicines, Inc.	191,171	0.0
71,312	(2)	Horizon Pharma PLC	1,884,776	0.2
7,760	(2)	Idera Pharmaceuticals, Inc.	19,788	0.0
13,415	(2)	Immune Design Corp.	78,478	0.0
59,748	(2)	Immunogen, Inc.	161,917	0.0
60,569	(2)	Immunomedics, Inc.	1,163,530	0.2
7,474	(2)	Innovate Biopharmaceuticals, Inc.	14,425	0.0
28,310	(2)	Innoviva, Inc.	397,189	0.1
7,164	(2)	Inogen, Inc.	683,231	0.1
28,508	(1),(2)	Inovalon Holdings, Inc.	354,354	0.1
34,165	(1),(2)	Inovio Pharmaceuticals, Inc.	127,435	0.0
31,333	(2)	Insmed, Inc.	910,850	0.1
5,461	(2)	Inspire Medical Systems, Inc.	310,076	0.0
12,036	(1),(2)	Insys Therapeutics, Inc.	55,606	0.0
12,689	(2)	Integer Holdings Corp.	957,004	0.1
14,327	(1),(2)	Intellia Therapeutics, Inc.	244,705	0.0
8,839	(1),(2)	Intercept Pharmaceuticals, Inc.	988,731	0.1
12,381	(2)	Intersect ENT, Inc.	398,049	0.1
19,478	(2)	Intra-Cellular Therapies, Inc.	237,242	0.0
29,639	(1),(2)	Intrexon Corp.	155,901	0.0
3,383	(2)	IntriCon Corp.	84,846	0.0
14,004		Invacare Corp.	117,213	0.0
28,356	(2)	Invitae Corp.	664,098	0.1
43,295	(2)	Iovance Biotherapeutics, Inc.	411,735	0.1
9,703	(2)	iRhythm Technologies, Inc.	727,337	0.1
58,012	(1),(2)	Ironwood Pharmaceuticals, Inc.	784,902	0.1
5,996	(2)	Jounce Therapeutics, Inc.	37,175	0.0
36,998	(2)	Kadmon Holdings, Inc.	97,675	0.0
5,623	(2)	Kala Pharmaceuticals, Inc.	46,502	0.0
20,985	(2)	Karyopharm Therapeutics, Inc.	122,552	0.0
4,746	(1),(2)	Kezar Life Sciences, Inc.	84,194	0.0
12,745	(2)	Kindred Biosciences, Inc.	116,872	0.0
4,588	(1),(2)	Kiniksa Pharmaceuticals Ltd	82,859	0.0
12,168	(1),(2)	Kura Oncology, Inc.	201,867	0.0
8,611	(1),(2)	La Jolla Pharmaceutical Co.	55,369	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,736	(1),(2)	Lannett Co., Inc.	$92,362	0.0
15,298	(2)	Lantheus Holdings, Inc.	374,495	0.1
7,067		LeMaitre Vascular, Inc.	219,077	0.0
17,314	(1),(2)	Lexicon Pharmaceuticals, Inc.	96,266	0.0
11,882	(2)	LHC Group, Inc.	1,317,239	0.2
8,397	(2)	Ligand Pharmaceuticals, Inc.	1,055,587	0.1
2,953	(2)	Liquidia Technologies, Inc.	33,605	0.0
19,772	(2)	LivaNova PLC	1,922,827	0.2
3,896	(2)	LogicBio Therapeutics, Inc.	38,492	0.0
16,658		Luminex Corp.	383,301	0.1
16,370	(2)	MacroGenics, Inc.	294,333	0.0
2,864	(1),(2)	Madrigal Pharmaceuticals, Inc.	358,745	0.1
9,727	(2)	Magellan Health, Inc.	641,204	0.1
5,494	(2)	Magenta Therapeutics, Inc.	90,486	0.0
33,327	(2)	Mallinckrodt PLC - W/I	724,529	0.1
64,361	(2)	MannKind Corp.	126,791	0.0
16,863	(1),(2)	Marinus Pharmaceuticals, Inc.	70,487	0.0
28,173	(1),(2)	Medicines Co.	787,435	0.1
15,925	(2)	MediciNova, Inc.	131,859	0.0
23,324	(2)	Medidata Solutions, Inc.	1,708,250	0.2
8,514	(2)	Medpace Holdings, Inc.	502,071	0.1
4,571	(2)	MeiraGTx Holdings plc	78,758	0.0
1,990	(1),(2)	Melinta Therapeutics, Inc.	7,065	0.0
17,592		Meridian Bioscience, Inc.	309,795	0.0
21,693	(2)	Merit Medical Systems, Inc.	1,341,278	0.2
5,666	(2)	Mersana Therapeutics, Inc.	29,803	0.0
13,586	(2)	Minerva Neurosciences, Inc.	106,786	0.0
10,551	(2)	Miragen Therapeutics, Inc.	29,437	0.0
8,542	(2)	Mirati Therapeutics, Inc.	626,129	0.1
38,903	(2)	Momenta Pharmaceuticals, Inc.	565,261	0.1
13,985	(2)	MyoKardia, Inc.	727,080	0.1
28,194	(2)	Myriad Genetics, Inc.	936,041	0.1
10,221	(2)	NanoString Technologies, Inc.	244,589	0.0
13,481	(2)	NantKwest, Inc.	21,300	0.0
13,499	(2)	Natera, Inc.	278,349	0.0
5,096		National Healthcare Corp.	386,684	0.1
4,718		National Research Corp.	182,115	0.0
13,349	(2)	Natus Medical, Inc.	338,798	0.1
20,577	(2)	Neogen Corp.	1,180,914	0.2
29,709	(2)	NeoGenomics, Inc.	607,846	0.1
6,933	(2)	Neon Therapeutics, Inc.	44,787	0.0
18,185	(2)	Neos Therapeutics, Inc.	47,463	0.0
4,174	(2)	Neuronetics, Inc.	63,654	0.0
11,947	(2)	Nevro Corp.	746,807	0.1
12,626	(2)	NewLink Genetics Corp.	24,368	0.0
22,975	(2)	NextGen Healthcare, Inc.	386,669	0.1
157,301	(2)	Novavax, Inc.	86,657	0.0
29,850	(2)	Novocure Ltd.	1,437,875	0.2
20,799	(2)	NuVasive, Inc.	1,181,175	0.2
7,116	(2)	Nuvectra Corp.	78,347	0.0
14,156	(1),(2)	Ocular Therapeutix, Inc.	56,199	0.0
2,925	(1),(2)	Odonate Therapeutics, Inc.	64,672	0.0
18,757	(1),(2)	Omeros Corp.	325,809	0.1
15,505	(2)	Omnicell, Inc.	1,253,424	0.2
132,313	(1),(2)	Opko Health, Inc.	345,337	0.1
8,144	(1),(2)	Optinose, Inc.	83,883	0.0
25,496	(2)	OraSure Technologies, Inc.	284,280	0.0
39,127	(1),(2)	Organovo Holdings, Inc.	38,814	0.0
7,150	(2)	Orthofix Medical, Inc.	403,332	0.1
2,823	(2)	OrthoPediatrics Corp.	124,861	0.0
7,825	(2)	Ovid therapeutics, Inc.	13,850	0.0
24,398		Owens & Minor, Inc.	100,032	0.0
10,572	(2)	Oxford Immunotec Global PLC	182,156	0.0
55,954	(1),(2)	Pacific Biosciences of California, Inc.	404,547	0.1
16,343	(2)	Pacira Pharmaceuticals, Inc.	622,015	0.1
82,615	(2)	Palatin Technologies, Inc.	80,979	0.0
13,152	(1),(2)	Paratek Pharmaceuticals, Inc.	70,495	0.0
31,328		Patterson Cos., Inc.	684,517	0.1
60,066	(2)	PDL BioPharma, Inc.	223,446	0.0
6,218	(2)	PetIQ, Inc.	195,307	0.0
12,888	(2)	Pfenex, Inc.	79,648	0.0
8,804		Phibro Animal Health Corp.	290,532	0.0
22,142	(2)	Pieris Pharmaceuticals, Inc.	74,176	0.0
3,814	(1),(2)	PolarityTE, Inc.	40,810	0.0
26,405	(1),(2)	Portola Pharmaceuticals, Inc.	916,254	0.1
20,913	(2)	Prestige Consumer Healthcare, Inc.	625,508	0.1
2,478	(2)	Principia Biopharma, Inc.	84,252	0.0
36,480	(2)	Progenics Pharmaceuticals, Inc.	169,267	0.0
13,125	(2)	Proteostasis Therapeutics, Inc.	16,538	0.0
16,988	(2)	Prothena Corp. PLC	206,064	0.0
4,541	(2)	Providence Service Corp.	302,521	0.0
20,109	(2)	PTC Therapeutics, Inc.	756,903	0.1
4,221	(2)	Pulse Biosciences, Inc.	74,247	0.0
12,095	(2)	Puma Biotechnology, Inc.	469,165	0.1
3,159	(2)	Quanterix Corp.	81,597	0.0
13,880	(2)	Quidel Corp.	908,724	0.1
13,612	(2)	Quorum Health Corp.	19,057	0.0
42,574	(2)	R1 RCM, Inc.	411,691	0.1
7,517	(2)	Ra Pharmaceuticals, Inc.	168,381	0.0
17,361	(2)	Radius Health, Inc.	346,178	0.1
17,340	(2)	RadNet, Inc.	214,843	0.0
7,578	(2)	Reata Pharmaceuticals, Inc.	647,692	0.1
7,582	(2)	Recro Pharma, Inc.	44,431	0.0
12,932	(2)	REGENXBIO, Inc.	741,133	0.1
15,980	(2)	Repligen Corp.	944,098	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
4,503	(1),(2)	Replimune Group, Inc.	$68,536	0.0
4,210	(2)	resTORbio, Inc.	28,712	0.0
17,116	(2)	Retrophin, Inc.	387,335	0.1
13,606	(2)	Revance Therapeutics, Inc.	214,431	0.0
6,382	(2)	Rhythm Pharmaceuticals, Inc.	174,931	0.0
68,668	(2)	Rigel Pharmaceuticals, Inc.	176,477	0.0
8,615	(2)	Rocket Pharmaceuticals, Inc.	151,107	0.0
20,825	(2)	Rockwell Medical, Inc.	118,494	0.0
27,758	(2)	RTI Surgical Holdings, Inc.	166,826	0.0
13,497	(1),(2)	Rubius Therapeutics, Inc.	244,296	0.0
41,959	(2)	Sangamo Therapeutics, Inc.	400,289	0.1
10,875	(2)	Savara, Inc.	80,149	0.0
5,860	(2)	Scholar Rock Holding Corp.	110,109	0.0
5,746	(2)	SeaSpine Holdings Corp.	86,650	0.0
44,266	(2)	Select Medical Holdings Corp.	623,708	0.1
12,031	(2)	Selecta Biosciences, Inc.	28,513	0.0
34,608	(1),(2)	Senseonics Holdings, Inc.	84,790	0.0
10,115	(1),(2)	Seres Therapeutics, Inc.	69,490	0.0
3,345	(2)	SI-BONE, Inc.	63,020	0.0
6,080	(2)	Sienna Biopharmaceuticals, Inc.	14,106	0.0
9,461	(2)	Sientra, Inc.	81,175	0.0
22,040	(2)	SIGA Technologies, Inc.	132,460	0.0
4,558		Simulations Plus, Inc.	96,219	0.0
5,080	(2)	Solid Biosciences, Inc.	46,736	0.0
46,730	(1),(2)	Sorrento Therapeutics, Inc.	221,968	0.0
12,830	(1),(2)	Spark Therapeutics, Inc.	1,461,080	0.2
41,577	(2)	Spectrum Pharmaceuticals, Inc.	444,458	0.1
4,498	(2)	Spero Therapeutics, Inc.	57,619	0.0
5,371	(2)	Spring Bank Pharmaceuticals, Inc.	56,342	0.0
17,749	(2)	Staar Surgical Co.	606,838	0.1
14,522	(2)	Stemline Therapeutics, Inc.	186,608	0.0
19,862	(2)	Supernus Pharmaceuticals, Inc.	695,964	0.1
7,405	(1),(2)	Surgery Partners, Inc.	83,528	0.0
5,553	(2)	SurModics, Inc.	241,444	0.0
7,330	(2)	Syndax Pharmaceuticals, Inc.	38,483	0.0
24,959	(2)	Syneos Health, Inc.	1,291,878	0.2
7,207	(2)	Synlogic, Inc.	54,701	0.0
3,199	(2)	Synthorx, Inc.	65,164	0.0
10,366	(2)	Syros Pharmaceuticals, Inc.	94,745	0.0
11,499	(1),(2)	T2 Biosystems, Inc.	30,242	0.0
7,245	(2)	Tabula Rasa HealthCare, Inc.	408,763	0.1
7,055	(2)	Tactile Systems Technology, Inc.	371,940	0.1
20,623	(2)	Tandem Diabetes Care, Inc.	1,309,561	0.2
27,058	(2)	Teladoc Health, Inc.	1,504,425	0.2
17,484	(1),(2)	Teligent, Inc.	20,281	0.0
33,757	(2)	Tenet Healthcare Corp.	973,552	0.1
20,583	(2)	Tetraphase Pharmaceuticals, Inc.	27,581	0.0
26,519	(1),(2)	TG Therapeutics, Inc.	213,213	0.0
74,137	(1),(2)	TherapeuticsMD, Inc.	361,047	0.1
17,934	(1),(2)	Theravance Biopharma, Inc.	406,564	0.1
17,823	(2)	Tivity Health, Inc.	312,972	0.0
8,527	(2)	Tocagen, Inc.	92,688	0.0
65,616	(1),(2)	TransEnterix, Inc.	156,166	0.0
12,044	(2)	Translate Bio, Inc.	122,728	0.0
6,671	(2)	Tricida, Inc.	257,634	0.0
9,064	(2)	Triple-S Management Corp.	206,840	0.0
2,103	(2)	Twist Bioscience Corp.	48,748	0.0
44,051	(2)	Tyme Technologies, Inc.	77,530	0.0
21,547	(2)	Ultragenyx Pharmaceutical, Inc.	1,494,500	0.2
10,237	(1),(2)	UNITY Biotechnology, Inc.	83,022	0.0
11,113	(2)	Unum Therapeutics, Inc.	48,786	0.0
5,086		US Physical Therapy, Inc.	534,183	0.1
1,363		Utah Medical Products, Inc.	120,285	0.0
20,968	(2)	Vanda Pharmaceuticals, Inc.	385,811	0.1
15,503	(2)	Varex Imaging Corp.	525,242	0.1
11,713	(2)	Veracyte, Inc.	293,059	0.0
28,537	(1),(2)	Verastem, Inc.	84,470	0.0
17,571	(2)	Vericel Corp.	307,668	0.0
4,484	(2)	Verrica Pharmaceuticals, Inc.	48,472	0.0
25,917	(2)	ViewRay, Inc.	191,527	0.0
25,071	(1),(2)	Viking Therapeutics, Inc.	249,206	0.0
12,764	(2)	Vital Therapies, Inc.	2,516	0.0
12,086	(2)	Vocera Communications, Inc.	382,280	0.1
8,740	(2)	Voyager Therapeutics, Inc.	167,284	0.0
7,817	(1),(2)	WaVe Life Sciences Ltd.	303,690	0.0
50,004	(2)	Wright Medical Group NV	1,572,626	0.2
19,081	(2)	Xencor, Inc.	592,656	0.1
7,300	(2)	Xeris Pharmaceuticals, Inc.	73,292	0.0
3,651	(1),(2)	XOMA Corp.	45,199	0.0
2,725	(2)	Y-mAbs Therapeutics, Inc.	71,422	0.0
12,007	(2)	Zafgen, Inc.	32,899	0.0
55,621	(1),(2)	ZIOPHARM Oncology, Inc.	214,141	0.0
17,022	(2)	Zogenix, Inc.	936,380	0.1
			131,316,150	15.9

		Industrials: 14.3%
16,883		AAON, Inc.	779,657	0.1
13,554		AAR Corp.	440,641	0.1
26,613		ABM Industries, Inc.	967,383	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,362	(2)	Acacia Research Corp.	$82,680	0.0
42,872		ACCO Brands Corp.	366,984	0.1
24,472		Actuant Corp.	596,383	0.1
28,551	(2)	Advanced Disposal Services, Inc.	799,428	0.1
14,950		Advanced Drainage Systems, Inc.	385,261	0.1
13,736	(2)	Aegion Corp.	241,341	0.0
29,127	(2)	Aerojet Rocketdyne Holdings, Inc.	1,034,882	0.1
8,656	(2)	Aerovironment, Inc.	592,157	0.1
23,668	(2)	Air Transport Services Group, Inc.	545,547	0.1
21,234		Aircastle Ltd.	429,776	0.1
3,838		Alamo Group, Inc.	383,570	0.1
11,560		Albany International Corp.	827,580	0.1
5,241		Allegiant Travel Co.	678,552	0.1
2,875		Allied Motion Technologies, Inc.	98,842	0.0
24,267		Altra Industrial Motion Corp.	753,490	0.1
8,151	(2)	Ameresco, Inc.	131,883	0.0
5,521	(2)	American Woodmark Corp.	456,200	0.1
10,225		Apogee Enterprises, Inc.	383,335	0.1
15,464		Applied Industrial Technologies, Inc.	919,644	0.1
10,180		ArcBest Corp.	313,442	0.0
6,028		Argan, Inc.	301,099	0.0
9,730	(2)	Armstrong Flooring, Inc.	132,328	0.0
20,413	(2)	ASGN, Inc.	1,296,021	0.2
9,242		Astec Industries, Inc.	348,978	0.0
9,169	(2)	Astronics Corp.	300,010	0.0
15,710	(2)	Atkore International Group, Inc.	338,236	0.0
8,980	(2)	Atlas Air Worldwide Holdings, Inc.	454,029	0.1
25,949	(2)	Avis Budget Group, Inc.	904,582	0.1
23,246	(2)	Axon Enterprise, Inc.	1,264,815	0.2
10,476		AZZ, Inc.	428,783	0.1
7,141	(2)	Babcock & Wilcox Enterprises, Inc.	2,936	0.0
19,179		Barnes Group, Inc.	985,992	0.1
3,110		Barrett Business Services, Inc.	240,496	0.0
27,773	(2)	Beacon Roofing Supply, Inc.	893,180	0.1
3,232		BG Staffing, Inc.	70,587	0.0
5,633	(2)	Blue Bird Corp.	95,367	0.0
3,834	(1),(2)	BlueLinx Holdings, Inc.	102,138	0.0
27,945	(2)	BMC Stock Holdings, Inc.	493,788	0.1
18,901		Brady Corp.	877,195	0.1
16,769		Briggs & Stratton Corp.	198,377	0.0
11,926	(2)	BrightView Holdings, Inc.	171,734	0.0
20,288		Brink's Co.	1,529,918	0.2
46,443	(2)	Builders FirstSource, Inc.	619,550	0.1
8,923		Caesarstone Ltd.	139,288	0.0
6,769	(2)	CAI International, Inc.	157,041	0.0
16,864	(2)	Casella Waste Systems, Inc.	599,684	0.1
21,997	(2)	CBIZ, Inc.	445,219	0.1
13,396	(2)	Ceco Environmental Corp.	96,451	0.0
12,366	(2)	Chart Industries, Inc.	1,119,370	0.1
8,838	(2)	Cimpress NV	708,189	0.1
6,661	(2)	CIRCOR International, Inc.	217,149	0.0
9,365		Columbus McKinnon Corp.	321,688	0.0
14,814		Comfort Systems USA, Inc.	776,105	0.1
11,545	(2)	Commercial Vehicle Group, Inc.	88,550	0.0
14,888	(2)	Continental Building Products, Inc.	369,074	0.1
19,931		Costamare, Inc.	103,641	0.0
47,971		Covanta Holding Corp.	830,378	0.1
5,396	(2)	Covenant Transportation Group, Inc.	102,416	0.0
3,214		CRA International, Inc.	162,436	0.0
6,149	(2)	CSW Industrials, Inc.	352,276	0.0
10,521		Cubic Corp.	591,701	0.1
15,103	(2)	Daseke, Inc.	76,874	0.0
18,259		Deluxe Corp.	798,283	0.1
9,328		Douglas Dynamics, Inc.	355,117	0.0
4,314	(2)	Ducommun, Inc.	187,745	0.0
6,811	(2)	DXP Enterprises, Inc.	265,084	0.0
12,125	(2)	Dycom Industries, Inc.	557,022	0.1
19,844	(2)	Eagle Bulk Shipping, Inc.	92,275	0.0
3,071		Eastern Co/The	84,514	0.0
11,373	(2)	Echo Global Logistics, Inc.	281,823	0.0
22,817		EMCOR Group, Inc.	1,667,466	0.2
8,208		Encore Wire Corp.	469,662	0.1
9,298	(2)	Energous Corp.	58,949	0.0
15,355	(1),(2)	Energy Recovery, Inc.	134,049	0.0
16,826		EnerSys	1,096,382	0.1
11,467		Ennis, Inc.	238,055	0.0
35,050	(1),(2)	Enphase Energy, Inc.	323,511	0.0
8,204		EnPro Industries, Inc.	528,748	0.1
10,452		ESCO Technologies, Inc.	700,598	0.1
1,621	(1)	EVI Industries, Inc.	61,809	0.0
30,730	(2)	Evoqua Water Technologies Corp.	386,583	0.1
21,174		Exponent, Inc.	1,222,163	0.2
23,913		Federal Signal Corp.	621,499	0.1
4,575		Forrester Research, Inc.	221,201	0.0
11,257		Forward Air Corp.	728,666	0.1
6,801	(2)	Foundation Building Materials, Inc.	66,922	0.0
4,124	(2)	Franklin Covey Co.	104,337	0.0
18,992		Franklin Electric Co., Inc.	970,301	0.1
5,479	(2)	Freightcar America, Inc.	33,751	0.0
15,267	(2)	FTI Consulting, Inc.	1,172,811	0.1
15,145		GATX Corp.	1,156,624	0.1
24,272	(2)	Generac Holdings, Inc.	1,243,455	0.2
12,955	(2)	Gibraltar Industries, Inc.	526,103	0.1
8,897		Global Brass & Copper Holdings, Inc.	306,413	0.0
13,760	(2)	GMS, Inc.	208,051	0.0
8,085		Gorman-Rupp Co.	274,405	0.0
3,826	(2)	GP Strategies Corp.	46,486	0.0
4,947		Graham Corp.	97,110	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,931		Granite Construction, Inc.	$773,723	0.1
23,896	(2)	Great Lakes Dredge & Dock Corp.	212,913	0.0
12,608		Greenbrier Cos., Inc.	406,356	0.1
14,099		Griffon Corp.	260,550	0.0
12,983		H&E Equipment Services, Inc.	326,003	0.0
32,475	(2)	Harsco Corp.	654,696	0.1
19,797		Hawaiian Holdings, Inc.	519,671	0.1
20,115	(1),(2)	HC2 Holdings, Inc.	49,282	0.0
29,896		Healthcare Services Group, Inc.	986,269	0.1
18,857		Heartland Express, Inc.	363,563	0.0
7,635		Heidrick & Struggles International, Inc.	292,650	0.0
9,713	(2)	Herc Holdings, Inc.	378,613	0.1
6,176	(2)	Heritage-Crystal Clean, Inc.	169,531	0.0
23,921		Herman Miller, Inc.	841,541	0.1
21,724	(2)	Hertz Global Holdings, Inc.	377,346	0.1
24,865		Hillenbrand, Inc.	1,032,643	0.1
17,842		HNI Corp.	647,486	0.1
13,021	(2)	HUB Group, Inc.	531,908	0.1
8,949	(2)	Huron Consulting Group, Inc.	422,572	0.1
777		Hyster-Yale Materials Handling, Inc. - A shares	48,454	0.0
3,750	(2)	Hyster-Yale Materials Handling, Inc. - B shares	233,850	0.0
7,406		ICF International, Inc.	563,448	0.1
21,206	(2)	Innerworkings, Inc.	76,766	0.0
15,372		Insperity, Inc.	1,900,902	0.2
7,826		Insteel Industries, Inc.	163,720	0.0
24,718		Interface, Inc.	378,680	0.1
27,747	(2)	JELD-WEN Holding, Inc.	490,012	0.1
12,752		John Bean Technologies Corp.	1,171,781	0.1
4,413		Kadant, Inc.	388,167	0.1
11,175		Kaman Corp.	653,067	0.1
55,927		KBR, Inc.	1,067,646	0.1
13,127		Kelly Services, Inc.	289,582	0.0
32,403		Kennametal, Inc.	1,190,810	0.1
21,335	(2)	Keyw Holding Corp.	183,908	0.0
9,508		Kforce, Inc.	333,921	0.0
17,197		Kimball International, Inc.	243,166	0.0
20,142		Knoll, Inc.	380,885	0.1
22,465		Korn Ferry	1,005,983	0.1
36,431	(2)	Kratos Defense & Security Solutions, Inc.	569,417	0.1
2,891	(2)	Lawson Products	90,662	0.0
3,868	(2)	LB Foster Co.	72,796	0.0
4,282		Lindsay Corp.	414,455	0.1
13,819		LSC Communications, Inc.	90,238	0.0
7,353	(2)	Lydall, Inc.	172,501	0.0
6,363	(2)	Manitex International, Inc.	48,677	0.0
14,352	(2)	Manitowoc Co., Inc./The	235,516	0.0
16,745		Marten Transport Ltd.	298,563	0.0
10,804	(2)	Masonite International Corp.	539,012	0.1
25,429	(2)	Mastec, Inc.	1,223,135	0.2
17,712		Matson, Inc.	639,226	0.1
13,308		Matthews International Corp.	491,731	0.1
23,551	(1)	Maxar Technologies, Inc.	94,675	0.0
10,061		McGrath Rentcorp	569,151	0.1
18,997	(2)	Mercury Systems, Inc.	1,217,328	0.2
31,883	(2)	Meritor, Inc.	648,819	0.1
28,310	(2)	Milacron Holdings Corp.	320,469	0.0
4,951		Miller Industries, Inc.	152,738	0.0
8,453	(2)	Mistras Group, Inc.	116,736	0.0
18,142		Mobile Mini, Inc.	615,739	0.1
12,878		Moog, Inc.	1,119,742	0.1
33,687	(2)	MRC Global, Inc.	588,849	0.1
13,680		MSA Safety, Inc.	1,414,512	0.2
23,110		Mueller Industries, Inc.	724,267	0.1
61,177		Mueller Water Products, Inc.	614,217	0.1
5,504		Multi-Color Corp.	274,595	0.0
6,929	(2)	MYR Group, Inc.	239,951	0.0
2,097		National Presto Industries, Inc.	227,629	0.0
16,573		Navigant Consulting, Inc.	322,676	0.0
19,822	(2)	Navistar International Corp.	640,251	0.1
16,322	(2)	NCI Building Systems, Inc.	100,544	0.0
15,959		NN, Inc.	119,533	0.0
4,603	(2)	Northwest Pipe Co.	110,472	0.0
44,055	(2)	NOW, Inc.	615,008	0.1
3,955	(2)	NV5 Global, Inc.	234,769	0.0
1,401	(1)	Omega Flex, Inc.	106,196	0.0
14,328	(2)	Orion Group Holdings, Inc.	41,838	0.0
4,264		Park-Ohio Holdings Corp.	138,068	0.0
9,154	(2)	Patrick Industries, Inc.	414,859	0.1
21,981	(2)	PGT Innovations, Inc.	304,437	0.0
11,538	(2)	Pico Holdings, Inc.	114,226	0.0
74,576		Pitney Bowes, Inc.	512,337	0.1
85,598	(1),(2)	Plug Power, Inc.	205,435	0.0
4,078		Powell Industries, Inc.	108,271	0.0
1,207		Preformed Line Products Co.	64,080	0.0
17,435		Primoris Services Corp.	360,556	0.0
10,836	(2)	Proto Labs, Inc.	1,139,297	0.1
13,034		Quad/Graphics, Inc.	155,105	0.0
13,972		Quanex Building Products Corp.	222,015	0.0
15,884	(2)	Radiant Logistics, Inc.	100,069	0.0
14,992		Raven Industries, Inc.	575,243	0.1
9,643	(2)	RBC Bearings, Inc.	1,226,300	0.2
11,938		Resources Connection, Inc.	197,455	0.0
11,586		REV Group, Inc.	126,867	0.0
41,601	(2)	Rexnord Corp.	1,045,849	0.1
27,891		RR Donnelley & Sons Co.	131,646	0.0
13,994		Rush Enterprises, Inc. - Class A	585,089	0.1
20,992	(2)	Safe Bulkers, Inc.	30,648	0.0
10,297	(2)	Saia, Inc.	629,147	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,660		Scorpio Bulkers, Inc.	$98,534	0.0
16,425		Simpson Manufacturing Co., Inc.	973,510	0.1
16,359	(2)	SiteOne Landscape Supply, Inc.	934,917	0.1
20,783		Skywest, Inc.	1,128,309	0.1
8,882	(2)	SP Plus Corp.	303,054	0.0
14,614		Spartan Motors, Inc.	129,042	0.0
27,841	(2)	Spirit Airlines, Inc.	1,471,675	0.2
17,088	(2)	SPX Corp.	594,492	0.1
16,898	(2)	SPX FLOW, Inc.	539,046	0.1
5,248		Standex International Corp.	385,203	0.1
35,037		Steelcase, Inc.	509,788	0.1
11,002	(2)	Sterling Construction Co., Inc.	137,745	0.0
11,633		Sun Hydraulics Corp.	541,051	0.1
39,406	(2)	Sunrun, Inc.	554,048	0.1
5,559		Systemax, Inc.	125,856	0.0
12,447	(2)	Team, Inc.	217,822	0.0
7,358		Tennant Co.	456,858	0.1
22,508		Tetra Tech, Inc.	1,341,252	0.2
12,101	(2)	Textainer Group Holdings Ltd.	116,775	0.0
13,811	(2)	Thermon Group Holdings, Inc.	338,508	0.0
20,279		Titan International, Inc.	121,066	0.0
7,764	(2)	Titan Machinery, Inc.	120,808	0.0
5,984	(2)	TPI Composites, Inc.	171,262	0.0
23,828	(2)	Trex Co., Inc.	1,465,899	0.2
18,647	(2)	Trimas Corp.	563,699	0.1
17,735	(2)	TriNet Group, Inc.	1,059,489	0.1
20,730		Triton International Ltd./Bermuda	644,703	0.1
19,888		Triumph Group, Inc.	379,065	0.1
16,272	(2)	TrueBlue, Inc.	384,670	0.1
15,635	(2)	Tutor Perini Corp.	267,671	0.0
3,559	(2)	Twin Disc, Inc.	59,257	0.0
6,045		Unifirst Corp.	927,907	0.1
24,599		Universal Forest Products, Inc.	735,264	0.1
3,425		Universal Logistics Holdings, Inc.	67,404	0.0
4,734	(1),(2)	Upwork, Inc.	90,609	0.0
8,994		US Ecology, Inc.	503,484	0.1
7,753	(2)	US Xpress Enterprises, Inc.	51,247	0.0
3,407	(2)	USA Truck, Inc.	49,197	0.0
5,036	(2)	Vectrus, Inc.	133,907	0.0
4,821	(2)	Veritiv Corp.	126,889	0.0
8,881		Viad Corp.	499,911	0.1
6,896	(2)	Vicor Corp.	213,914	0.0
13,459	(2)	Vivint Solar, Inc.	66,891	0.0
4,277		VSE Corp.	135,068	0.0
22,264		Wabash National Corp.	301,677	0.0
15,916	(2)	WageWorks, Inc.	600,988	0.1
10,797		Watts Water Technologies, Inc.	872,614	0.1
18,701		Werner Enterprises, Inc.	638,639	0.1
22,833	(2)	Wesco Aircraft Holdings, Inc.	200,702	0.0
3,734	(2)	Willdan Group, Inc.	138,419	0.0
14,937	(2)	Willscot Corp.	165,651	0.0
21,404		Woodward, Inc.	2,031,026	0.3
13,882	(2)	YRC Worldwide, Inc.	92,871	0.0
			118,099,349	14.3

		Information Technology: 15.4%
43,697	(2)	3D Systems Corp.	470,180	0.1
37,763	(2)	8x8, Inc.	762,813	0.1
22,826	(2)	A10 Networks, Inc.	161,836	0.0
10,997	(2)	Acacia Communications, Inc.	630,678	0.1
46,998	(2)	ACI Worldwide, Inc.	1,544,824	0.2
7,994	(1),(2)	Adesto Technologies Corp.	48,364	0.0
20,148		Adtran, Inc.	276,028	0.0
15,575	(2)	Advanced Energy Industries, Inc.	773,766	0.1
14,082	(2)	Aerohive Networks, Inc.	63,791	0.0
7,121	(2)	Agilysys, Inc.	150,752	0.0
12,533	(2)	Alarm.com Holdings, Inc.	813,392	0.1
10,598	(2)	Alpha & Omega Co.	121,983	0.0
10,505	(2)	Altair Engineering, Inc.	386,689	0.1
11,727	(2)	Alteryx, Inc.	983,543	0.1
12,388	(2)	Ambarella, Inc.	535,162	0.1
9,970	(2)	Amber Road, Inc.	86,440	0.0
13,516		American Software, Inc.	161,516	0.0
41,513	(2)	Amkor Technology, Inc.	354,521	0.0
7,152	(2)	Anaplan, Inc.	281,503	0.0
11,852	(2)	Anixter International, Inc.	665,016	0.1
6,558	(2)	Appfolio, Inc.	520,705	0.1
7,684	(1),(2)	Applied Optoelectronics, Inc.	93,745	0.0
9,021	(2)	Aquantia Corp.	81,730	0.0
30,611	(2)	Arlo Technologies, Inc.	126,423	0.0
4,210	(1),(2)	Asure Software, Inc.	25,723	0.0
10,628	(2)	Avalara, Inc.	592,936	0.1
42,482	(2)	Avaya Holdings Corp.	714,972	0.1
11,452	(2)	Avid Technology, Inc.	85,317	0.0
18,967		AVX Corp.	328,888	0.0
13,646	(2)	Axcelis Technologies, Inc.	274,558	0.0
15,801	(2)	AXT, Inc.	70,314	0.0
11,604		Badger Meter, Inc.	645,647	0.1
3,625		Bel Fuse, Inc.	91,640	0.0
16,188		Belden, Inc.	869,296	0.1
17,501		Benchmark Electronics, Inc.	459,401	0.1
11,283	(1),(2)	Benefitfocus, Inc.	558,734	0.1
19,651		Blackbaud, Inc.	1,566,774	0.2
15,287	(2)	Blackline, Inc.	708,094	0.1
17,020	(2)	Bottomline Technologies de, Inc.	852,532	0.1
50,542	(2)	Box, Inc.	975,966	0.1
16,510	(2)	Brightcove, Inc.	138,849	0.0
28,145		Brooks Automation, Inc.	825,493	0.1
11,246		Cabot Microelectronics Corp.	1,259,102	0.2
9,873	(2)	CACI International, Inc.	1,797,083	0.2
14,900	(2)	CalAmp Corp.	187,442	0.0
18,938	(2)	Calix, Inc.	145,823	0.0
15,236	(2)	Carbon Black, Inc.	212,542	0.0
12,895	(2)	Carbonite, Inc.	319,925	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
16,119	(2)	Cardtronics plc	$573,514	0.1
11,053	(2)	Casa Systems, Inc.	91,740	0.0
6,680		Cass Information Systems, Inc.	315,964	0.0
9,090	(2)	Ceva, Inc.	245,066	0.0
11,742	(2)	ChannelAdvisor Corp.	143,018	0.0
58,289	(2)	Ciena Corp.	2,176,511	0.3
23,944	(2)	Cirrus Logic, Inc.	1,007,324	0.1
26,567	(2)	Cision Ltd.	365,828	0.1
6,231	(2)	Clearfield, Inc.	91,596	0.0
81,110	(2)	Cloudera, Inc.	887,343	0.1
16,142		Cohu, Inc.	238,094	0.0
16,154	(2)	Commvault Systems, Inc.	1,045,810	0.1
10,447		Comtech Telecommunications Corp.	242,579	0.0
10,617	(2)	Control4 Corp.	179,746	0.0
21,938	(2)	Cornerstone OnDemand, Inc.	1,201,764	0.2
22,406	(2)	Coupa Software, Inc.	2,038,498	0.3
16,416	(2)	Cray, Inc.	427,637	0.1
41,129	(2)	Cree, Inc.	2,353,401	0.3
13,844		CSG Systems International, Inc.	585,601	0.1
13,869		CTS Corp.	407,333	0.1
17,388		Daktronics, Inc.	129,541	0.0
30,687		Diebold Nixdorf, Inc.	339,705	0.0
12,694	(2)	Digi International, Inc.	160,833	0.0
4,637	(1),(2)	Digimarc Corp.	145,509	0.0
16,287	(2)	Diodes, Inc.	565,159	0.1
6,352	(1),(2)	Domo, Inc.	256,176	0.0
5,785	(1),(2)	Eastman Kodak Co.	17,124	0.0
9,963	(1)	Ebix, Inc.	491,873	0.1
6,586	(2)	eGain Corp.	68,824	0.0
17,410	(2)	Electronics for Imaging, Inc.	468,329	0.1
14,001	(2)	Ellie Mae, Inc.	1,381,759	0.2
30,638	(2)	Endurance International Group Holdings, Inc.	222,125	0.0
56,871		Entegris, Inc.	2,029,726	0.3
18,112	(2)	Envestnet, Inc.	1,184,344	0.1
5,471	(2)	ePlus, Inc.	484,402	0.1
10,944	(2)	Everbridge, Inc.	820,909	0.1
27,232	(2)	Everi Holdings, Inc.	286,481	0.0
24,889		EVERTEC, Inc.	692,163	0.1
9,457	(2)	Evo Payments, Inc.	274,726	0.0
19,077	(2)	Exela Technologies, Inc.	63,717	0.0
13,571	(2)	ExlService Holdings, Inc.	814,531	0.1
47,667	(2)	Extreme Networks, Inc.	357,026	0.1
14,348	(2)	Fabrinet	751,261	0.1
6,958	(2)	Faro Technologies, Inc.	305,526	0.0
47,214	(2)	Finisar Corp.	1,093,948	0.1
86,291	(1),(2)	Fitbit, Inc.	510,843	0.1
23,107	(2)	Five9, Inc.	1,220,743	0.2
12,069	(2)	ForeScout Technologies, Inc.	505,812	0.1
30,871	(2)	Formfactor, Inc.	496,714	0.1
17,066	(1),(2)	GTT Communications, Inc.	592,190	0.1
11,281		Hackett Group, Inc.	178,240	0.0
34,597	(2)	Harmonic, Inc.	187,516	0.0
15,085	(2)	HubSpot, Inc.	2,507,278	0.3
2,191	(2)	I3 Verticals, Inc.	52,628	0.0
9,349	(2)	Ichor Holdings Ltd.	211,100	0.0
25,123	(2)	II-VI, Inc.	935,581	0.1
10,304	(2)	Immersion Corp.	86,863	0.0
6,769	(2)	Impinj, Inc.	113,415	0.0
62,426	(2)	Infinera Corp.	270,929	0.0
17,564	(2)	Inphi Corp.	768,249	0.1
14,169	(2)	Insight Enterprises, Inc.	780,145	0.1
12,868	(2)	Instructure, Inc.	606,340	0.1
51,995	(2)	Integrated Device Technology, Inc.	2,547,235	0.3
13,549		InterDigital, Inc.	893,963	0.1
9,079	(1),(2)	Internap Corp.	45,032	0.0
13,155	(2)	Iteris, Inc.	54,856	0.0
13,801	(2)	Itron, Inc.	643,817	0.1
18,929		j2 Global, Inc.	1,639,251	0.2
22,517		Kemet Corp.	382,113	0.1
11,588	(2)	Kimball Electronics, Inc.	179,498	0.0
35,378	(2)	Knowles Corp.	623,714	0.1
25,605	(1),(2)	Kopin Corp.	34,311	0.0
47,560	(2)	Lattice Semiconductor Corp.	567,391	0.1
47,045	(2)	Limelight Networks, Inc.	151,955	0.0
23,866	(2)	LivePerson, Inc.	692,591	0.1
27,442	(2)	LiveRamp Holdings, Inc.	1,497,510	0.2
30,318	(2)	Lumentum Holdings, Inc.	1,714,180	0.2
18,668	(2)	MACOM Technology Solutions Holdings, Inc.	311,942	0.0
10,834		Mantech International Corp.	585,253	0.1
25,897		Maximus, Inc.	1,838,169	0.2
25,776	(2)	MaxLinear, Inc.	658,061	0.1
17,401	(1),(2)	Maxwell Technologies, Inc.	77,782	0.0
1,327		Mesa Laboratories, Inc.	305,873	0.0
14,424		Methode Electronics, Inc.	415,123	0.1
3,594	(2)	MicroStrategy, Inc.	518,434	0.1
14,650	(2)	Mitek Systems, Inc.	179,316	0.0
32,782	(2)	MobileIron, Inc.	179,318	0.0
11,656	(2)	Model N, Inc.	204,446	0.0
12,469	(2)	MoneyGram International, Inc.	25,437	0.0
17,248		Monotype Imaging Holdings, Inc.	343,063	0.0
7,175		MTS Systems Corp.	390,750	0.1
9,266	(2)	Nanometrics, Inc.	286,134	0.0
5,132	(2)	Napco Security Technologies, Inc.	106,438	0.0
15,013	(2)	NeoPhotonics Corp.	94,432	0.0
12,882	(2)	Netgear, Inc.	426,652	0.1
30,903	(2)	Netscout Systems, Inc.	867,447	0.1
18,323	(2)	New Relic, Inc.	1,808,480	0.2
26,156		NIC, Inc.	447,006	0.1
9,039	(2)	nLight, Inc.	201,389	0.0
13,255	(2)	Novanta, Inc.	1,123,096	0.1
1,951		NVE Corp.	190,983	0.0
12,774	(2)	OneSpan, Inc.	245,516	0.0
6,898	(2)	OSI Systems, Inc.	604,265	0.1
4,630	(2)	PAR Technology Corp.	113,250	0.0
7,780		Park Electrochemical Corp.	122,146	0.0
11,760	(2)	Paylocity Holding Corp.	1,048,874	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,722		PC Connection, Inc.	$173,156	0.0
11,682	(2)	PDF Solutions, Inc.	144,273	0.0
13,815	(2)	Perficient, Inc.	378,393	0.1
57,490		Perspecta, Inc.	1,162,448	0.1
26,357	(2)	Photronics, Inc.	249,074	0.0
13,318		Plantronics, Inc.	614,093	0.1
12,479	(2)	Plexus Corp.	760,595	0.1
11,728		Power Integrations, Inc.	820,256	0.1
14,635		Presidio, Inc.	216,598	0.0
18,208		Progress Software Corp.	807,889	0.1
12,642	(2)	PROS Holdings, Inc.	533,998	0.1
14,841	(2)	Q2 Holdings, Inc.	1,027,888	0.1
4,503		QAD, Inc.	193,944	0.0
13,743	(2)	Qualys, Inc.	1,137,096	0.1
14,143	(2)	Quantenna Communications, Inc.	344,099	0.0
42,750	(2)	Rambus, Inc.	446,737	0.1
14,690	(2)	Rapid7, Inc.	743,461	0.1
22,465	(2)	Ribbon Communications, Inc.	115,695	0.0
7,410	(2)	Rogers Corp.	1,177,301	0.1
13,317	(2)	Rudolph Technologies, Inc.	303,628	0.0
28,502	(2)	SailPoint Technologies Holding, Inc.	818,577	0.1
26,715	(2)	Sanmina Corp.	770,728	0.1
10,234	(2)	Scansource, Inc.	366,582	0.1
20,397		Science Applications International Corp.	1,569,549	0.2
3,867	(1),(2)	SecureWorks Corp.	71,153	0.0
26,429	(2)	Semtech Corp.	1,345,500	0.2
36,641	(2)	ServiceSource International, Inc.	33,761	0.0
3,035	(2)	ShotSpotter, Inc.	117,151	0.0
17,045	(2)	Silicon Laboratories, Inc.	1,378,259	0.2
4,026	(2)	SMART Global Holdings, Inc.	77,299	0.0
6,998	(2)	SPS Commerce, Inc.	742,208	0.1
20,199	(2)	Stratasys Ltd.	481,140	0.1
24,993	(1),(2)	SunPower Corp.	162,704	0.0
7,015	(2)	SVMK, Inc.	127,743	0.0
16,769	(2)	Sykes Enterprises, Inc.	474,227	0.1
13,848	(2)	Synaptics, Inc.	550,458	0.1
16,677		SYNNEX Corp.	1,590,819	0.2
14,855	(2)	Tech Data Corp.	1,521,301	0.2
17,923	(2)	Telaria, Inc.	113,632	0.0
13,648	(2)	TeleNav, Inc.	82,843	0.0
10,250	(1),(2)	Tenable Holdings, Inc.	324,515	0.0
50,366		TiVo Corp.	469,411	0.1
13,561	(2)	Trade Desk, Inc./The	2,684,400	0.3
49,866		Travelport Worldwide Ltd.	784,392	0.1
6,267		TTEC Holdings, Inc.	227,053	0.0
38,296	(2)	TTM Technologies, Inc.	449,212	0.1
3,920	(2)	Tucows, Inc.	318,226	0.0
15,689	(2)	Ultra Clean Holdings, Inc.	162,381	0.0
19,594	(2)	Unisys Corp.	228,662	0.0
6,697	(2)	Upland Software, Inc.	283,685	0.0
21,983	(1),(2)	USA Technologies, Inc.	91,229	0.0
11,310	(2)	Varonis Systems, Inc.	674,415	0.1
19,321	(2)	Veeco Instruments, Inc.	209,440	0.0
26,019	(2)	Verint Systems, Inc.	1,557,497	0.2
3,223	(1),(2)	Veritone, Inc.	16,760	0.0
22,237	(1),(2)	Viasat, Inc.	1,723,368	0.2
92,507	(2)	Viavi Solutions, Inc.	1,145,237	0.1
23,678	(1),(2)	VirnetX Holding Corp.	149,882	0.0
11,854	(2)	Virtusa Corp.	633,596	0.1
53,169		Vishay Intertechnology, Inc.	982,031	0.1
4,455	(2)	Vishay Precision Group, Inc.	152,406	0.0
11,915	(2)	Workiva, Inc.	604,091	0.1
19,647		Xperi Corp.	459,740	0.1
33,716	(2)	Yext, Inc.	737,032	0.1
21,847	(2)	Zix Corp.	150,307	0.0
24,658	(2)	Zscaler, Inc.	1,748,992	0.2
			127,951,829	15.4

		Materials: 3.8%
9,298		Advanced Emissions Solutions, Inc.	107,485	0.0
12,410	(2)	AdvanSix, Inc.	354,554	0.1
10,142	(1),(2)	AgroFresh Solutions, Inc.	33,874	0.0
126,015	(1),(2)	AK Steel Holding Corp.	346,541	0.1
50,450	(2)	Allegheny Technologies, Inc.	1,290,006	0.2
12,456		American Vanguard Corp.	214,492	0.0
12,469	(1),(2)	Amyris, Inc.	26,060	0.0
13,075		Balchem Corp.	1,213,360	0.2
16,069		Boise Cascade Co.	430,006	0.1
18,805		Carpenter Technology Corp.	862,209	0.1
20,189	(2)	Century Aluminum Co.	179,278	0.0
3,137		Chase Corp.	290,298	0.0
6,909	(2)	Clearwater Paper Corp.	134,587	0.0
117,948	(1)	Cleveland-Cliffs, Inc.	1,178,301	0.2
77,863	(2)	Coeur Mining, Inc.	317,681	0.0
46,623		Commercial Metals Co.	796,321	0.1
13,435		Compass Minerals International, Inc.	730,461	0.1
33,818	(2)	Ferro Corp.	640,175	0.1
30,512	(2),(3),(4)	Ferroglobe PLC	–	–
22,128	(1),(2)	Flotek Industries, Inc.	71,695	0.0
8,164	(1),(2)	Forterra, Inc.	34,452	0.0
10,683		FutureFuel Corp.	143,152	0.0
28,792	(2)	GCP Applied Technologies, Inc.	852,243	0.1
24,632		Gold Resource Corp.	96,804	0.0
9,478		Greif, Inc. - Class A	390,968	0.1
2,218		Greif, Inc. - Class B	108,438	0.0
4,301		Hawkins, Inc.	158,406	0.0
5,425		Haynes International, Inc.	178,103	0.0
20,109		HB Fuller Co.	978,102	0.1
186,748		Hecla Mining Co.	429,520	0.1
17,237	(2)	Ingevity Corp.	1,820,400	0.2
8,137		Innophos Holdings, Inc.	245,249	0.0
9,845		Innospec, Inc.	820,581	0.1
38,191	(2)	Intrepid Potash, Inc.	144,744	0.0
6,506		Kaiser Aluminum Corp.	681,373	0.1
8,825	(2)	Koppers Holdings, Inc.	229,274	0.0
12,412	(2)	Kraton Corp.	399,418	0.1
10,603		Kronos Worldwide, Inc.	148,654	0.0
60,264	(2)	Livent Corp.	740,042	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
56,843		Louisiana-Pacific Corp.	$1,385,832	0.2
7,981	(1),(2)	LSB Industries, Inc.	49,801	0.0
32,897	(2)	Marrone Bio Innovations, Inc.	50,332	0.0
8,044		Materion Corp.	458,991	0.1
14,273		Minerals Technologies, Inc.	839,110	0.1
14,897		Myers Industries, Inc.	254,888	0.0
6,845		Neenah, Inc.	440,544	0.1
4,183		Olympic Steel, Inc.	66,384	0.0
20,308	(2)	Omnova Solutions, Inc.	142,562	0.0
17,885		PH Glatfelter Co.	252,536	0.0
31,454		PolyOne Corp.	921,917	0.1
14,450	(2)	PQ Group Holdings, Inc.	219,207	0.0
5,273		Quaker Chemical Corp.	1,056,340	0.1
21,058		Rayonier Advanced Materials, Inc.	285,546	0.0
7,499	(2)	Ryerson Holding Corp.	64,191	0.0
10,794		Schnitzer Steel Industries, Inc.	259,056	0.0
12,837		Schweitzer-Mauduit International, Inc.	497,049	0.1
16,732		Sensient Technologies Corp.	1,134,262	0.1
8,202		Stepan Co.	717,839	0.1
45,151	(2)	Summit Materials, Inc.	716,546	0.1
27,924	(2)	SunCoke Energy, Inc.	237,075	0.0
16,742	(2)	TimkenSteel Corp.	181,818	0.0
7,099	(2)	Trecora Resources	64,530	0.0
11,114		Tredegar Corp.	179,380	0.0
17,241		Trinseo SA	781,017	0.1
37,870	(1)	Tronox Holdings PLC	497,991	0.1
3,159	(2)	Universal Stainless & Alloy Products, Inc.	52,345	0.0
6,350	(2)	US Concrete, Inc.	263,017	0.0
10,533		Valhi, Inc.	24,331	0.0
14,154	(2)	Verso Corp.	303,179	0.0
17,119		Warrior Met Coal, Inc.	520,418	0.1
16,697		Worthington Industries, Inc.	623,132	0.1
			31,358,473	3.8

		Real Estate: 7.5%
33,611		Acadia Realty Trust	916,572	0.1
12,625		Agree Realty Corp.	875,418	0.1
27,979		Alexander & Baldwin, Inc.	711,786	0.1
1,026		Alexander's, Inc.	385,950	0.1
4,286	(2)	Altisource Portfolio Solutions SA	101,450	0.0
17,088		American Assets Trust, Inc.	783,656	0.1
51,729		Americold Realty Trust	1,578,252	0.2
20,435		Armada Hoffler Properties, Inc.	318,582	0.0
36,214		Ashford Hospitality Trust, Inc.	172,017	0.0
9,480		Bluerock Residential Growth REIT, Inc.	102,194	0.0
12,752		Braemar Hotels & Resorts, Inc.	155,702	0.0
33,325		CareTrust REIT, Inc.	781,805	0.1
20,125		CatchMark Timber Trust, Inc.	197,628	0.0
71,505	(1)	CBL & Associates Properties, Inc.	110,833	0.0
41,563		Cedar Realty Trust, Inc.	141,314	0.0
19,823		Chatham Lodging Trust	381,395	0.1
24,889		Chesapeake Lodging Trust	692,163	0.1
17,921		City Office REIT, Inc.	202,687	0.0
5,113		Clipper Realty, Inc.	68,463	0.0
8,560		Community Healthcare Trust, Inc.	307,218	0.0
2,106		Consolidated-Tomoka Land Co.	124,359	0.0
47,822		CoreCivic, Inc.	930,138	0.1
6,035		CorEnergy Infrastructure Trust, Inc.	221,786	0.0
18,097		CorePoint Lodging, Inc.	202,144	0.0
168,217		Cousins Properties, Inc.	1,624,976	0.2
25,711	(2)	Cushman & Wakefield PLC	457,656	0.1
80,511		DiamondRock Hospitality Co.	871,934	0.1
20,894		Easterly Government Properties, Inc.	376,301	0.1
13,932		EastGroup Properties, Inc.	1,555,368	0.2
16,818		Essential Properties Realty Trust, Inc.	328,287	0.0
12,170	(1)	Farmland Partners, Inc.	77,888	0.0
48,166		First Industrial Realty Trust, Inc.	1,703,150	0.2
4,601	(2)	Forestar Group, Inc.	79,551	0.0
29,030		Four Corners Property Trust, Inc.	859,288	0.1
45,639		Franklin Street Properties Corp.	328,144	0.0
21,422		Front Yard Residential Corp.	198,582	0.0
3,091	(2)	FRP Holdings, Inc.	147,039	0.0
49,081		Geo Group, Inc./The	942,355	0.1
15,652		Getty Realty Corp.	501,334	0.1
13,931		Gladstone Commercial Corp.	289,347	0.0
30,135		Global Net Lease, Inc.	569,552	0.1
22,151		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	567,952	0.1
49,837		Healthcare Realty Trust, Inc.	1,600,266	0.2
15,913		Hersha Hospitality Trust	272,749	0.0
15,074		HFF, Inc.	719,784	0.1
36,095		Independence Realty Trust, Inc.	389,465	0.1
25,414		Industrial Logistics Properties Trust	512,600	0.1
17,981	(2)	InfraREIT, Inc.	377,062	0.1
3,680		Innovative Industrial Properties, Inc.	300,619	0.0
5,678		Investors Real Estate Trust	340,169	0.0
28,077		iStar, Inc.	236,408	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
9,107		Jernigan Capital, Inc.	$191,611	0.0
51,658		Kennedy-Wilson Holdings, Inc.	1,104,965	0.1
35,390		Kite Realty Group Trust	565,886	0.1
88,995		Lexington Realty Trust	806,295	0.1
16,484		LTC Properties, Inc.	754,967	0.1
36,727		Mack-Cali Realty Corp.	815,339	0.1
7,544	(2)	Marcus & Millichap, Inc.	307,267	0.0
5,411		MedEquities Realty Trust, Inc.	60,224	0.0
33,557		Monmouth Real Estate Investment Corp.	442,281	0.1
16,298		National Health Investors, Inc.	1,280,208	0.2
21,895		National Storage Affiliates Trust	624,226	0.1
33,684		New Senior Investment Group, Inc.	183,578	0.0
60,724		Newmark Group, Inc.	506,438	0.1
8,538		NexPoint Residential Trust, Inc.	327,347	0.0
18,563		NorthStar Realty Europe Corp.	322,254	0.0
19,276		Office Properties Income Trust	532,789	0.1
9,166		One Liberty Properties, Inc.	265,814	0.0
53,206		Pebblebrook Hotel Trust	1,652,578	0.2
29,832	(1)	Pennsylvania Real Estate Investment Trust	187,643	0.0
73,819		Physicians Realty Trust	1,388,535	0.2
43,985		Piedmont Office Realty Trust, Inc.	917,087	0.1
27,074		PotlatchDeltic Corp.	1,023,126	0.1
17,341		Preferred Apartment Communities, Inc.	256,994	0.0
7,972		PS Business Parks, Inc.	1,250,249	0.2
20,780		QTS Realty Trust, Inc.	934,892	0.1
7,486		RE/MAX Holdings, Inc.	288,510	0.0
32,186	(1),(2)	Redfin Corp.	652,410	0.1
45,126		Retail Opportunity Investments Corp.	782,485	0.1
34,623		Rexford Industrial Realty, Inc.	1,239,850	0.2
70,002		RLJ Lodging Trust	1,229,935	0.2
2,979		RMR Group, Inc.	181,659	0.0
32,899		RPT Realty	395,117	0.1
18,230		Ryman Hospitality Properties	1,499,235	0.2
72,194		Sabra Healthcare REIT, Inc.	1,405,617	0.2
4,727		Saul Centers, Inc.	242,826	0.0
13,033	(1)	Seritage Growth Properties	579,187	0.1
18,766		Spirit MTA REIT	121,791	0.0
14,058	(1),(2)	St. Joe Co.	231,816	0.0
39,386		STAG Industrial, Inc.	1,167,795	0.1
2,652	(2)	Stratus Properties, Inc.	70,039	0.0
43,851		Summit Hotel Properties, Inc.	500,340	0.1
92,229		Sunstone Hotel Investors, Inc.	1,328,098	0.2
33,830		Tanger Factory Outlet Centers, Inc.	709,753	0.1
9,802	(2)	Tejon Ranch Co.	172,515	0.0
23,206		Terreno Realty Corp.	975,580	0.1
22,062		Tier REIT, Inc.	632,297	0.1
10,870	(2)	Trinity Place Holdings, Inc.	43,480	0.0
17,252		UMH Properties, Inc.	242,908	0.0
5,923		Universal Health Realty Income Trust	448,430	0.1
43,594		Urban Edge Properties	828,286	0.1
15,130		Urstadt Biddle Properties, Inc.	312,283	0.0
77,539	(1)	Washington Prime Group, Inc.	438,095	0.1
31,844		Washington Real Estate Investment Trust	903,733	0.1
18,131		Whitestone REIT	217,935	0.0
45,271		Xenia Hotels & Resorts, Inc.	991,888	0.1
			62,227,824	7.5

		Utilities: 3.7%
20,738		Allete, Inc.	1,705,286	0.2
15,035		American States Water Co.	1,071,996	0.1
5,585	(2)	AquaVenture Holdings Ltd.	108,070	0.0
3,233		Artesian Resources Corp.	120,494	0.0
51,035	(2)	Atlantic Power Corp.	128,608	0.0
26,106		Avista Corp.	1,060,426	0.1
21,747		Black Hills Corp.	1,610,800	0.2
9,351	(1),(2)	Cadiz, Inc.	90,518	0.0
20,130		California Water Service Group	1,092,656	0.1
7,063		Chesapeake Utilities Corp.	644,216	0.1
19,254		Clearway Energy, Inc.-Class A	279,953	0.0
24,860		Clearway Energy, Inc.-Class C	375,635	0.1
5,181		Connecticut Water Service, Inc.	355,676	0.1
16,770		El Paso Electric Co.	986,411	0.1
20,164		Idacorp, Inc.	2,007,125	0.2
15,237		MGE Energy, Inc.	1,035,659	0.1
7,254		Middlesex Water Co.	406,151	0.1
35,641		New Jersey Resources Corp.	1,774,565	0.2
12,041		Northwest Natural Holding Co.	790,251	0.1
19,946		NorthWestern Corp.	1,404,398	0.2
21,148		ONE Gas, Inc.	1,882,806	0.2
16,460		Ormat Technologies, Inc.	907,769	0.1
17,650		Otter Tail Corp.	879,323	0.1
33,115	(1)	Pattern Energy Group, Inc.	728,530	0.1
32,513		PNM Resources, Inc.	1,539,165	0.2
35,360		Portland General Electric Co.	1,833,062	0.2
5,952	(2)	Purecycle Corp.	58,687	0.0
3,233		RGC Resources, Inc.	85,707	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
7,549		SJW Group	$466,075	0.1
34,443		South Jersey Industries, Inc.	1,104,587	0.1
19,801		Southwest Gas Holdings, Inc.	1,628,830	0.2
4,938		Spark Energy, Inc.	43,998	0.0
20,025		Spire, Inc.	1,647,857	0.2
27,051		TerraForm Power, Inc.	371,681	0.1
7,310		Unitil Corp.	395,983	0.1
6,930		York Water Co.	237,838	0.0
			30,860,792	3.7

	Total Common Stock
	(Cost $554,481,852)		820,424,819	99.0

RIGHTS: 0.0%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Materials: 0.0%
11,546	(2),(3),(4)	A Schulman, Inc. - CVR	23,092	0.0

	Total Rights
	(Cost $6,039)		23,092	0.0

	Total Long-Term Investments
	(Cost $554,487,891)		820,447,911	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateral(5): 4.3%
8,436,034	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $8,437,837, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-4.500%, Market Value plus accrued interest $8,604,763, due 03/31/19-03/01/49)	8,436,034	1.0
8,436,034	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $8,437,885, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $8,606,669, due 12/01/33-02/01/49)	8,436,034	1.0
5,773,801	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,775,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $5,898,377, due 01/01/28-07/01/48)	5,773,801	0.7
8,436,034	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/29/19, 2.60%, due 04/01/19 (Repurchase Amount $8,437,837, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $8,604,755, due 03/20/47-12/20/48)	8,436,034	1.0
4,435,848	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $4,436,869, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,532,052, due 07/15/20-02/15/47)	4,435,848	0.6
		35,517,751	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
7,395,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $7,395,000)	7,395,000	0.9

	Total Short-Term Investments
	(Cost $42,912,751)	42,912,751	5.2

	Total Investments in Securities (Cost $597,400,642)	$863,360,662	104.2
	Liabilities in Excess of Other Assets	(35,027,839)	(4.2)
	Net Assets	$828,332,823	100.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $23,092 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$26,796,760	$–	$–	$26,796,760
Consumer Discretionary	98,627,037	–	–	98,627,037
Consumer Staples	22,693,850	–	–	22,693,850
Energy	30,560,653	–	–	30,560,653
Financials	139,932,102	–	–	139,932,102
Health Care	131,316,150	–	–	131,316,150
Industrials	118,099,349	–	–	118,099,349
Information Technology	127,951,829	–	–	127,951,829
Materials	31,358,473	–	–	31,358,473
Real Estate	62,227,824	–	–	62,227,824
Utilities	30,860,792	–	–	30,860,792
Total Common Stock	820,424,819	–	–	820,424,819
Rights	–	–	23,092	23,092
Short-Term Investments	7,395,000	35,517,751	–	42,912,751
Total Investments, at fair value	$827,819,819	$35,517,751	$23,092	$863,360,662
Other Financial Instruments+
Futures	159,550	–	–	159,550
Total Assets	$827,979,369	$35,517,751	$23,092	$863,520,212

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

 At March 31, 2019, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
A Schulman, Inc. - CVR	8/22/2018	$6,039	$23,092
Ferroglobe PLC	6/26/2018	–	–
Media General, Inc. - CVR	1/18/2017	–	–
		$6,039	$23,092

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	142	06/21/19	$10,960,980	$159,550
			$10,960,980	$159,550

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $599,776,299.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$342,044,558
Gross Unrealized Depreciation	(78,300,409)

Net Unrealized Appreciation	$263,744,149

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Communication Services: 2.4%
203,044	(1)	Gray Television, Inc.	$4,337,020	0.8
208,089	(1)	Imax Corp.	4,719,458	0.8
479,316	(1)	Vonage Holdings Corp.	4,812,333	0.8
			13,868,811	2.4

		Consumer Discretionary: 9.6%
258,864		American Eagle Outfitters, Inc.	5,739,015	1.0
169,578	(1)	At Home Group, Inc.	3,028,663	0.5
39,633	(1)	Boot Barn Holdings, Inc.	1,166,796	0.2
316,037		Callaway Golf Co.	5,034,469	0.9
57,060		Childrens Place, Inc./The	5,550,797	1.0
172,428		Dana, Inc.	3,058,873	0.5
290,682		Extended Stay America, Inc.	5,217,742	0.9
44,461	(1)	Five Below, Inc.	5,524,279	0.9
47,969	(1)	Helen of Troy Ltd.	5,562,485	1.0
59,447		Jack in the Box, Inc.	4,818,774	0.8
126,873		La-Z-Boy, Inc.	4,185,540	0.7
23,501		Marriott Vacations Worldwide Corp.	2,197,343	0.4
117,367		Red Rock Resorts, Inc.	3,033,937	0.5
27,516	(1)	TopBuild Corp.	1,783,587	0.3
			55,902,300	9.6

		Consumer Staples: 2.9%
90,152	(1)	BJ's Wholesale Club Holdings, Inc.	2,470,165	0.4
117,265	(1)	Edgewell Personal Care Co.	5,146,761	0.9
314,385	(1)	Hostess Brands, Inc.	3,929,812	0.7
140,351	(1)	Performance Food Group Co.	5,563,514	0.9
			17,110,252	2.9

		Energy: 1.9%
247,332	(1)	Carrizo Oil & Gas, Inc.	3,084,230	0.5
71,780	(1)	Dril-Quip, Inc.	3,291,113	0.6
228,350	(1)	QEP Resources, Inc.	1,778,847	0.3
212,988	(1)	Unit Corp.	3,032,949	0.5
			11,187,139	1.9

		Financials: 18.4%
143,790		CenterState Bank Corp.	3,423,640	0.6
166,862		Columbia Banking System, Inc.	5,454,719	0.9
67,011	(1)	Eagle Bancorp, Inc.	3,363,952	0.6
378,279		First BanCorp. Puerto Rico	4,335,077	0.7
192,315		First Financial Bancorp.	4,627,099	0.8
108,907		Hancock Whitney Corp.	4,399,843	0.8
37,429		Hanover Insurance Group, Inc.	4,273,269	0.7
60,112		Horace Mann Educators Corp.	2,116,544	0.4
99,799		Houlihan Lokey, Inc.	4,575,784	0.8
73,589		Independent Bank Group, Inc.	3,774,380	0.6
68,677		Kemper Corp.	5,229,067	0.9
81,118		Lakeland Financial Corp.	3,668,156	0.6
150,314		Pacific Premier Bancorp, Inc.	3,987,830	0.7
31,851		Primerica, Inc.	3,890,600	0.7
105,699		ProAssurance Corp.	3,658,242	0.6
216,452		Radian Group, Inc.	4,489,215	0.8
417,594		Redwood Trust, Inc.	6,744,143	1.2
97,993	(1)	Seacoast Banking Corp. of Florida	2,582,116	0.4
88,748		Selective Insurance Group	5,615,973	1.0
148,295		Simmons First National Corp.	3,630,262	0.6
107,861		Stifel Financial Corp.	5,690,746	1.0
314,074		Two Harbors Investment Corp.	4,249,421	0.7
124,120		Union Bankshares Corp.	4,012,800	0.7
74,359		Wintrust Financial Corp.	5,006,591	0.9
112,064		WSFS Financial Corp.	4,325,670	0.7
			107,125,139	18.4

		Health Care: 13.0%
35,955	(1)	Aerie Pharmaceuticals, Inc.	1,707,863	0.3
43,195	(1)	Amedisys, Inc.	5,324,216	0.9
178,831	(1)	Amicus Therapeutics, Inc.	2,432,102	0.4
49,938	(1)	Arena Pharmaceuticals, Inc.	2,238,721	0.4
112,963	(1)	Array Biopharma, Inc.	2,754,038	0.5
28,094	(1)	Blueprint Medicines Corp.	2,248,925	0.4
27,096	(1),(2)	Clovis Oncology, Inc.	672,523	0.1
40,546		Conmed Corp.	3,372,616	0.6
33,523	(1)	Emergent Biosolutions, Inc.	1,693,582	0.3
42,593		Encompass Health Corp.	2,487,431	0.4
42,355	(1)	Epizyme, Inc.	524,778	0.1
37,597	(1)	FibroGen, Inc.	2,043,397	0.4
37,022	(1)	HealthEquity, Inc.	2,738,888	0.5
45,014		Hill-Rom Holdings, Inc.	4,765,182	0.8
145,490	(1)	Immunogen, Inc.	394,278	0.1
65,366	(1),(2)	Immunomedics, Inc.	1,255,681	0.2
34,345	(1)	Insmed, Inc.	998,409	0.2
18,507	(1),(2)	Ligand Pharmaceuticals, Inc.	2,326,515	0.4
28,952	(1)	LivaNova PLC	2,815,582	0.5
51,272	(1)	Medidata Solutions, Inc.	3,755,161	0.6
78,593	(1)	Medpace Holdings, Inc.	4,634,629	0.8
96,446	(1)	Merit Medical Systems, Inc.	5,963,256	1.0
19,200	(1)	Puma Biotechnology, Inc.	744,768	0.1
35,154	(1)	Repligen Corp.	2,076,898	0.4
36,962	(1)	Supernus Pharmaceuticals, Inc.	1,295,148	0.2
57,686	(1)	Syneos Health, Inc.	2,985,827	0.5
316,187	(1),(2)	TherapeuticsMD, Inc.	1,539,831	0.3
87,106	(1)	Tivity Health, Inc.	1,529,581	0.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,561	(1)	Ultragenyx Pharmaceutical, Inc.	$1,980,991	0.3
138,483	(1)	Wright Medical Group NV	4,355,290	0.7
34,217	(1)	Zogenix, Inc.	1,882,277	0.3
			75,538,384	13.0

		Industrials: 13.6%
80,056	(1)	Atlas Air Worldwide Holdings, Inc.	4,047,631	0.7
110,517		Barnes Group, Inc.	5,681,679	1.0
117,313	(1)	Beacon Roofing Supply, Inc.	3,772,786	0.6
46,053	(1)	Casella Waste Systems, Inc.	1,637,645	0.3
43,975		Curtiss-Wright Corp.	4,984,127	0.8
80,250		EMCOR Group, Inc.	5,864,670	1.0
102,996		Granite Construction, Inc.	4,444,277	0.8
59,384		ICF International, Inc.	4,517,935	0.8
65,310		Regal Beloit Corp.	5,346,930	0.9
40,912	(1)	SP Plus Corp.	1,395,917	0.2
103,761	(1)	Spirit Airlines, Inc.	5,484,806	0.9
150,695	(1)	SPX FLOW, Inc.	4,807,171	0.8
109,603		Tetra Tech, Inc.	6,531,243	1.1
171,257		Universal Forest Products, Inc.	5,118,872	0.9
69,806		Watts Water Technologies, Inc.	5,641,721	1.0
116,276		Werner Enterprises, Inc.	3,970,825	0.7
65,042		Woodward, Inc.	6,171,835	1.1
			79,420,070	13.6

		Information Technology: 15.9%
218,661	(1)	ACI Worldwide, Inc.	7,187,387	1.2
34,019	(1)	CACI International, Inc.	6,192,138	1.1
91,695	(1)	Cornerstone OnDemand, Inc.	5,023,052	0.9
155,349		Entegris, Inc.	5,544,406	1.0
66,090	(1)	Envestnet, Inc.	4,321,625	0.7
42,104	(1)	Everbridge, Inc.	3,158,221	0.5
92,632	(1)	ExlService Holdings, Inc.	5,559,773	1.0
54,472		j2 Global, Inc.	4,717,275	0.8
122,429		Mantech International Corp.	6,613,615	1.1
100,840	(1)	Plexus Corp.	6,146,198	1.1
193,638	(1)	Rudolph Technologies, Inc.	4,414,946	0.8
87,606	(1)	Semtech Corp.	4,460,021	0.8
61,054	(1)	Silicon Laboratories, Inc.	4,936,826	0.8
58,751		SYNNEX Corp.	5,604,258	1.0
9,889	(1)	Trade Desk, Inc./The	1,957,528	0.3
219,468	(1)	TTM Technologies, Inc.	2,574,360	0.4
85,489	(1)	Verint Systems, Inc.	5,117,372	0.9
377,291	(1)	Viavi Solutions, Inc.	4,670,863	0.8
81,454	(1)	Virtusa Corp.	4,353,716	0.7
			92,553,580	15.9

		Materials: 4.3%
71,264		Carpenter Technology Corp.	3,267,454	0.6
281,200		Commercial Metals Co.	4,802,896	0.8
70,466		Minerals Technologies, Inc.	4,142,696	0.7
154,490		PolyOne Corp.	4,528,102	0.8
69,412		Sensient Technologies Corp.	4,705,439	0.8
95,102		Worthington Industries, Inc.	3,549,207	0.6
			24,995,794	4.3

		Real Estate: 8.2%
201,781		Americold Realty Trust	6,156,338	1.1
553,594		Cousins Properties, Inc.	5,347,718	0.9
333,968		Easterly Government Properties, Inc.	6,014,764	1.0
41,279		EastGroup Properties, Inc.	4,608,388	0.8
295,598		Essential Properties Realty Trust, Inc.	5,770,073	1.0
180,454		First Industrial Realty Trust, Inc.	6,380,853	1.1
133,079		Hudson Pacific Properties, Inc.	4,580,579	0.8
377,653		Physicians Realty Trust	7,103,653	1.2
77,102		Urban Edge Properties	1,464,938	0.3
			47,427,304	8.2

		Utilities: 4.1%
75,889		Black Hills Corp.	5,621,098	1.0
11,716		El Paso Electric Co.	689,135	0.1
68,983		Idacorp, Inc.	6,866,568	1.2
65,211		NorthWestern Corp.	4,591,507	0.8
111,531		Portland General Electric Co.	5,781,767	1.0
			23,550,075	4.1

	Total Common Stock
	(Cost $532,298,892)		548,678,848	94.3

EXCHANGE-TRADED FUNDS: 2.2%
85,453		iShares Russell 2000 ETF	13,082,000	2.2

	Total Exchange-Traded Funds
	(Cost $12,647,682)		13,082,000	2.2

	Total Long-Term Investments
	(Cost $544,946,574)		561,760,848	96.5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateral(3): 0.6%
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,000,219, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,020,227, due 12/01/33-02/01/49)	$1,000,000	0.2
564,400	BNP Paribas S.A., Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $564,520, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $575,688, due 05/16/19-09/09/49)	564,400	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,000,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 04/02/19-10/20/68)	1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,000,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 05/01/19-01/20/69)	1,000,000	0.2
		3,564,400	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.2%
24,553,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $24,553,000)	$24,553,000	4.2

	Total Short-Term Investments
	(Cost $28,117,400)	28,117,400	4.8

	Total Investments in Securities (Cost $573,063,974)	$589,878,248	101.3
	Liabilities in Excess of Other Assets	(7,845,882)	(1.3)
	Net Assets	$582,032,366	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$548,678,848	$–	$–	$548,678,848
Exchange-Traded Funds	13,082,000	–	–	13,082,000
Short-Term Investments	24,553,000	3,564,400	–	28,117,400
Total Investments, at fair value	$586,313,848	$3,564,400	$–	$589,878,248

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $585,057,286.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,837,006
Gross Unrealized Depreciation	(36,016,044)

Net Unrealized Appreciation	$4,820,962

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.1%
		Basic Materials: 0.6%
500,000		Airgas, Inc., 2.900%, 11/15/2022	$501,711	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	937,956	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	811,297	0.0
1,500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.300%, 05/01/2023	1,517,801	0.1
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	511,821	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	490,498	0.0
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	69,478	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	392,071	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/2021	252,338	0.0
900,000		International Paper Co., 3.000%, 02/15/2027	867,992	0.0
400,000		International Paper Co., 3.650%, 06/15/2024	411,643	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	772,461	0.0
1,000,000		International Paper Co., 4.350%, 08/15/2048	936,721	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	512,224	0.0
1,000,000		Mosaic Co/The, 4.250%, 11/15/2023	1,038,882	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	269,474	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	999,480	0.1
1,000,000		Nutrien Ltd., 5.625%, 12/01/2040	1,098,320	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	989,425	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	525,390	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	975,165	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	984,276	0.0
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,053,941	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	282,438	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	421,488	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,243,363	0.1
			20,867,654	0.6

		Communications: 2.7%
1,000,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	992,715	0.0
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	983,508	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	299,547	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,002,685	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,009,245	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,052,520	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,164,465	0.1
4,000,000		America Movil SAB de CV, 5.000%, 03/30/2020	4,077,846	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	504,698	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	991,103	0.0
500,000		AT&T, Inc., 3.800%, 03/01/2024	512,739	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,025,755	0.0
500,000		AT&T, Inc., 4.125%, 02/17/2026	511,685	0.0
1,000,000		AT&T, Inc., 4.250%, 03/01/2027	1,030,237	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	988,065	0.0
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,188,603	0.1
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,473,905	0.1
2,500,000		AT&T, Inc., 4.900%, 08/15/2037	2,531,644	0.1
740,000		AT&T, Inc., 5.650%, 02/15/2047	811,090	0.0
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	1,829,297	0.1
300,000		CBS Corp., 3.700%, 08/15/2024	305,230	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	254,392	0.0
2,000,000		CBS Corp., 4.300%, 02/15/2021	2,043,319	0.1
250,000		CBS Corp., 4.600%, 01/15/2045	239,262	0.0
300,000		CBS Corp., 4.900%, 08/15/2044	296,350	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	517,691	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	$1,583,122	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,496,773	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,123,571	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	993,454	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	1,009,408	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,051,285	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,906,056	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	753,055	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	510,058	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,286,402	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	701,001	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	782,554	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	794,314	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,048,719	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,069,396	0.0
1,500,000		Comcast Corp., 4.700%, 10/15/2048	1,636,060	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	425,109	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,068,933	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	747,363	0.0
500,000	(1)	Discovery Communications LLC, 3.500%, 06/15/2022	500,926	0.0
250,000	(1)	Discovery Communications LLC, 3.900%, 11/15/2024	254,466	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/2021	1,851,718	0.1
300,000		eBay, Inc., 2.875%, 08/01/2021	300,206	0.0
1,500,000		Expedia Group, Inc., 5.950%, 08/15/2020	1,559,167	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	520,924	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/2021	303,347	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	101,988	0.0
1,500,000	(1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/2019	1,499,613	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	502,334	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	519,684	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,528,031	0.1
500,000		Orange SA, 5.500%, 02/06/2044	578,423	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	278,263	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	507,123	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	718,048	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	716,370	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	2,092,139	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	996,588	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	762,056	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	879,077	0.0
1,000,000		Time Warner Entertainment Co. L.P., 8.375%, 03/15/2023	1,171,043	0.1
500,000		Warner Media LLC, 2.100%, 06/01/2019	499,331	0.0
500,000		Warner Media LLC, 3.550%, 06/01/2024	505,162	0.0
500,000		Warner Media LLC, 4.650%, 06/01/2044	484,164	0.0
400,000		Warner Media LLC, 5.350%, 12/15/2043	421,594	0.0
1,425,000		Warner Media LLC, 6.500%, 11/15/2036	1,681,243	0.1
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	955,374	0.0
1,000,000		Verizon Communications, Inc., 3.500%, 11/01/2024	1,025,089	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Verizon Communications, Inc., 4.125%, 03/16/2027	$1,047,880	0.0
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,681,961	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,721,217	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/2048	674,151	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,178,639	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,356,630	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	252,791	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	350,668	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	479,326	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	495,925	0.0
1,500,000		Vodafone Group PLC, 3.750%, 01/16/2024	1,514,255	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,040,407	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,112,024	0.0
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	296,970	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	402,334	0.0
300,000	(2)	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	320,365	0.0
250,000	(1)	Walt Disney Co/The, 4.750%, 09/15/2044	287,462	0.0
2,050,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	2,672,288	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,006,767	0.0
			95,229,780	2.7

		Consumer, Cyclical: 1.6%
224,875		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	220,400	0.0
922,173		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	894,778	0.0
225,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	226,873	0.0
1,181,148		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,156,310	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	474,244	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	752,595	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	403,333	0.0
859,281		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	877,756	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	298,140	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	988,376	0.0
729,199		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	798,364	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	464,927	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	236,003	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	533,932	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/2019	499,555	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	469,364	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	493,086	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	231,214	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	745,753	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	980,078	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,347,363	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	786,650	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	495,430	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/2021	996,173	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	981,396	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
750,000	General Motors Financial Co., Inc., 3.700%, 05/09/2023	$746,784	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	463,153	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	486,818	0.0
1,000,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,033,670	0.1
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	493,957	0.0
3,350,000	Home Depot, Inc./The, 5.875%, 12/16/2036	4,226,225	0.1
500,000	Hyatt Hotels Corp., 3.375%, 07/15/2023	502,318	0.0
500,000	Kohl's Corp., 4.250%, 07/17/2025	513,189	0.0
1,000,000	Lowe's Cos, Inc., 3.100%, 05/03/2027	973,636	0.0
600,000	Lowe's Cos, Inc., 4.250%, 09/15/2044	574,699	0.0
500,000	Macy's Retail Holdings, Inc., 2.875%, 02/15/2023	484,521	0.0
532,000	Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	513,602	0.0
500,000	Marriott International, Inc./MD, 2.300%, 01/15/2022	492,053	0.0
500,000	Marriott International, Inc./MD, 3.125%, 02/15/2023	498,524	0.0
1,000,000	McDonald's Corp., 2.750%, 12/09/2020	1,002,064	0.1
500,000	McDonald's Corp., 3.700%, 01/30/2026	516,985	0.0
400,000	McDonald's Corp., 4.600%, 05/26/2045	416,187	0.0
500,000	McDonald's Corp., 4.700%, 12/09/2035	537,920	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	403,679	0.0
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,290,805	0.1
250,000	Newell Brands, Inc., 3.850%, 04/01/2023	247,460	0.0
250,000	Newell Brands, Inc., 4.200%, 04/01/2026	239,017	0.0
193,000	Newell Brands, Inc., 5.375%, 04/01/2036	176,589	0.0
500,000	NIKE, Inc., 2.375%, 11/01/2026	484,212	0.0
500,000	NIKE, Inc., 3.375%, 11/01/2046	471,478	0.0
2,000,000	Nordstrom, Inc., 4.750%, 05/01/2020	2,039,775	0.1
300,000	O'Reilly Automotive, Inc., 3.800%, 09/01/2022	307,928	0.0
1,000,000	PACCAR Financial Corp., 2.050%, 11/13/2020	991,772	0.0
1,750,000	Starbucks Corp., 3.100%, 03/01/2023	1,768,672	0.1
750,000	Target Corp., 2.900%, 01/15/2022	760,315	0.0
1,000,000	Target Corp., 3.500%, 07/01/2024	1,043,888	0.1
500,000	TJX Cos, Inc./The, 2.500%, 05/15/2023	501,192	0.0
590,000	Toyota Motor Credit Corp., 2.250%, 10/18/2023	578,935	0.0
1,000,000	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,002,671	0.1
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,000,853	0.0
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	508,650	0.0
439,560	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	438,570	0.0
230,213	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	226,474	0.0
230,212	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	225,753	0.0
982,592	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	971,266	0.0
250,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	249,834	0.0
250,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	252,987	0.0
250,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	245,092	0.0
250,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	255,082	0.0
250,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	249,285	0.0
250,000	Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	236,572	0.0
250,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	240,541	0.0
1,000,000	Walmart, Inc., 1.900%, 12/15/2020	991,866	0.0
1,500,000	Walmart, Inc., 2.350%, 12/15/2022	1,492,669	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,000,000		Walmart, Inc., 3.125%, 06/23/2021	$1,014,592	0.1
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,030,578	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,031,949	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,039,596	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,053,771	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	301,491	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	204,562	0.0
			56,398,819	1.6

		Consumer, Non-cyclical: 5.4%
500,000		Abbott Laboratories, 2.900%, 11/30/2021	502,413	0.0
350,000		Abbott Laboratories, 3.400%, 11/30/2023	357,563	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	295,343	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	382,054	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	557,783	0.0
1,500,000		Abbott Laboratories, 4.900%, 11/30/2046	1,736,683	0.1
500,000		AbbVie, Inc., 2.300%, 05/14/2021	494,025	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/2020	498,592	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/2023	494,927	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/2022	252,400	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,460,986	0.1
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,254,740	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	477,666	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	466,006	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	982,517	0.0
250,000		AbbVie, Inc., 4.700%, 05/14/2045	241,474	0.0
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	500,576	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/2020	999,693	0.0
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	504,591	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	760,752	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	736,661	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	490,476	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	493,775	0.0
1,283,000		Aetna, Inc., 2.800%, 06/15/2023	1,261,245	0.1
250,000		Aetna, Inc., 3.500%, 11/15/2024	250,287	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	284,879	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	499,218	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	497,133	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,031,063	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	261,905	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	774,627	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	530,471	0.0
500,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	504,235	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	226,910	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	489,079	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	257,413	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/2021	4,520,828	0.2
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,481,519	0.1
2,000,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,003,735	0.1
3,500,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,522,637	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	216,491	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,045,493	0.1
250,000		Anthem, Inc., 2.250%, 08/15/2019	249,556	0.0
250,000		Anthem, Inc., 3.500%, 08/15/2024	253,405	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	999,458	0.0
750,000		Anthem, Inc., 4.101%, 03/01/2028	773,395	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	260,907	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/2019	747,731	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	102,106	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,051,975	0.1
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	1,041,318	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	$1,783,083	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	518,492	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	978,919	0.0
1,000,000		BAT Capital Corp., 3.557%, 08/15/2027	948,609	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	230,111	0.0
250,000	(1)	Bayer US Finance II LLC, 2.125%, 07/15/2019	249,246	0.0
1,000,000	(1)	Bayer US Finance II LLC, 2.200%, 07/15/2022	950,830	0.0
400,000	(1)	Bayer US Finance II LLC, 2.750%, 07/15/2021	393,532	0.0
1,000,000	(1)	Bayer US Finance II LLC, 3.600%, 07/15/2042	770,425	0.0
500,000	(1)	Bayer US Finance II LLC, 3.950%, 04/15/2045	410,381	0.0
250,000	(1)	Bayer US Finance II LLC, 4.200%, 07/15/2034	227,267	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/2021	4,390,652	0.1
1,000,000		Biogen, Inc., 2.900%, 09/15/2020	1,000,106	0.0
750,000		Biogen, Inc., 4.050%, 09/15/2025	768,394	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	405,685	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	435,761	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,013,774	0.0
1,000,000		Campbell Soup Co., 3.300%, 03/15/2021	1,006,780	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	497,167	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	477,990	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	254,446	0.0
500,000		Celgene Corp., 3.875%, 08/15/2025	513,740	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/2020	2,997,655	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,037,733	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	505,115	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	526,396	0.0
750,000		Cigna Holding Co., 3.250%, 04/15/2025	744,392	0.0
2,000,000		Cigna Holding Co., 4.000%, 02/15/2022	2,056,685	0.1
2,500,000		Cigna Holding Co., 5.125%, 06/15/2020	2,567,792	0.1
1,000,000	(1)	Cigna Corp., 4.800%, 08/15/2038	1,029,628	0.1
500,000	(1)	Cigna Corp., 4.900%, 12/15/2048	518,220	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	760,750	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/2020	3,026,999	0.1
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	1,028,677	0.1
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	746,295	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	427,354	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,007,341	0.0
1,000,000		Constellation Brands, Inc., 3.384%, (US0003M + 0.700%), 11/15/2021	1,000,612	0.0
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	980,427	0.0
1,000,000		Constellation Brands, Inc., 4.400%, 11/15/2025	1,051,500	0.1
500,000		Coventry Health Care, Inc., 5.450%, 06/15/2021	522,914	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	508,722	0.0
250,000		CVS Health Corp., 2.250%, 08/12/2019	249,447	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	740,337	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	499,638	0.0
1,000,000		CVS Health Corp., 3.125%, 03/09/2020	1,003,038	0.0
2,000,000		CVS Health Corp., 3.350%, 03/09/2021	2,017,047	0.1
250,000		CVS Health Corp., 3.375%, 08/12/2024	248,393	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/2022	1,013,626	0.0
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	1,016,542	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	449,010	0.0
1,000,000		CVS Health Corp., 4.100%, 03/25/2025	1,028,193	0.1
250,000		CVS Health Corp., 4.000%, 12/05/2023	257,155	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,015,114	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	993,209	0.0
1,000,000		CVS Health Corp., 5.050%, 03/25/2048	1,009,455	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	$1,021,319	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	208,834	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	748,795	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,036,871	0.1
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,058,449	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	503,230	0.0
750,000		Keurig Dr Pepper, Inc., 2.000%, 01/15/2020	744,323	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	244,790	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	323,356	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	617,119	0.0
750,000		Eli Lilly & Co., 2.350%, 05/15/2022	746,330	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	754,181	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	499,312	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	498,633	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	508,365	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	293,111	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/2019	399,406	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/2023	497,462	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	487,459	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	252,233	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	509,960	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	363,032	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	685,755	0.0
1,000,000	(2)	General Mills, Inc., 4.700%, 04/17/2048	1,002,973	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	490,363	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/2019	350,000	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	495,141	0.0
1,500,000		Gilead Sciences, Inc., 2.950%, 03/01/2027	1,461,254	0.1
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	1,019,540	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	766,100	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	265,601	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	155,098	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	242,098	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	202,377	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	262,536	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	368,795	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/2023	501,366	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	663,450	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	716,053	0.0
1,050,000		Humana, Inc., 3.150%, 12/01/2022	1,055,296	0.1
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,784,916	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/2022	497,988	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	979,447	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	996,893	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	502,541	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,016,841	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	514,551	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	486,787	0.0
551,000		Kellogg Co., 4.000%, 12/15/2020	562,646	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	701,942	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/2022	758,771	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/2025	756,598	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	217,600	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	492,291	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	483,145	0.0
1,000,000		Kroger Co., 2.650%, 10/15/2026	922,107	0.0
400,000		Kroger Co/The, 3.300%, 01/15/2021	402,521	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/2023	1,031,504	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
879,000		Kroger Co/The, 7.500%, 04/01/2031	$1,103,354	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	249,517	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	252,003	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	244,487	0.0
500,000		McKesson Corp., 2.850%, 03/15/2023	494,900	0.0
400,000		McKesson Corp., 3.796%, 03/15/2024	408,973	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/2020	350,988	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	273,864	0.0
1,000,000		Medtronic, Inc., 3.150%, 03/15/2022	1,019,120	0.0
1,000,000		Medtronic, Inc., 3.500%, 03/15/2025	1,033,608	0.1
1,000,000		Medtronic, Inc., 4.375%, 03/15/2035	1,094,121	0.1
88,000		Medtronic, Inc., 4.625%, 03/15/2045	100,857	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/2020	248,415	0.0
1,000,000		Merck & Co., Inc., 2.750%, 02/10/2025	1,002,921	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	248,378	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,033,174	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,066,982	0.1
1,000,000		Merck & Co., Inc., 4.000%, 03/07/2049	1,040,843	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/2042	491,953	0.0
1,000,000		Mylan NV, 3.950%, 06/15/2026	955,701	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	203,676	0.0
1,000,000		Mylan, Inc., 4.550%, 04/15/2028	974,041	0.0
1,000,000		Mylan NV, 3.150%, 06/15/2021	998,202	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	498,570	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	505,957	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	518,866	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	523,037	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	496,904	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,045,793	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	270,303	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	728,278	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/2024	778,445	0.0
500,000		Pfizer, Inc., 3.600%, 09/15/2028	522,327	0.0
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,053,268	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	528,822	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	519,783	0.0
1,000,000		Pfizer, Inc., 4.200%, 09/15/2048	1,074,353	0.1
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,070,644	0.1
1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	1,027,835	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,027,288	0.1
1,000,000		Pfizer, Inc., 4.000%, 03/15/2049	1,034,463	0.1
500,000		Philip Morris International, Inc., 1.875%, 02/25/2021	493,889	0.0
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	487,347	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/2020	496,737	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	744,081	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	499,690	0.0
500,000		Philip Morris International, Inc., 2.750%, 02/25/2026	487,770	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	488,000	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	253,940	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	460,828	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	518,511	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,308,323	0.1
3,000,000		Reynolds American, Inc., 8.125%, 06/23/2019	3,034,061	0.1
1,000,000		Sanofi, 3.375%, 06/19/2023	1,027,964	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,000,000	Sanofi, 3.625%, 06/19/2028	$1,038,316	0.1
3,330,000	Sanofi, 4.000%, 03/29/2021	3,418,978	0.1
750,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	741,786	0.0
500,000	Stryker Corp., 3.500%, 03/15/2026	507,332	0.0
500,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	501,607	0.0
400,000	Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	405,453	0.0
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	261,525	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/2019	149,884	0.0
750,000	Tyson Foods, Inc., 3.550%, 06/02/2027	738,704	0.0
500,000	Unilever Capital Corp., 3.250%, 03/07/2024	509,681	0.0
1,000,000	Unilever Capital Corp., 3.500%, 03/22/2028	1,029,052	0.1
750,000	Unilever Capital Corp., 4.250%, 02/10/2021	773,438	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/2019	299,189	0.0
1,000,000	UnitedHealth Group, Inc., 2.375%, 10/15/2022	991,421	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/2023	500,497	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/2021	301,717	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/2023	503,581	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	491,848	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	500,241	0.0
1,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/2021	1,016,078	0.0
1,000,000	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,031,513	0.1
1,000,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,048,480	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,048,783	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	281,192	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	283,390	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	447,091	0.0
500,000	Zoetis, Inc., 3.450%, 11/13/2020	504,793	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	531,589	0.0
		187,294,285	5.4

	Energy: 2.7%
1,000,000	Anadarko Petroleum Corp., 4.500%, 07/15/2044	945,588	0.0
427,000	Apache Corp., 3.250%, 04/15/2022	427,641	0.0
500,000	Apache Corp., 4.250%, 01/15/2044	444,654	0.0
1,000,000	Apache Corp., 4.375%, 10/15/2028	1,009,309	0.1
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	259,647	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	532,324	0.0
500,000	BP Capital Markets America, Inc., 2.112%, 09/16/2021	492,896	0.0
500,000	BP Capital Markets America, Inc., 2.520%, 09/19/2022	495,648	0.0
1,000,000	BP Capital Markets America, Inc., 2.750%, 05/10/2023	997,092	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	491,812	0.0
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	249,346	0.0
500,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	506,444	0.0
1,000,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,049,616	0.1
500,000	BP Capital Markets PLC, 2.315%, 02/13/2020	498,825	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/2022	505,261	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/2024	257,707	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/2024	520,514	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	$255,414	0.0
500,000	Chevron Corp., 1.561%, 05/16/2019	499,292	0.0
500,000	Chevron Corp., 1.991%, 03/03/2020	497,436	0.0
500,000	Chevron Corp., 2.100%, 05/16/2021	496,688	0.0
300,000	Chevron Corp., 2.355%, 12/05/2022	298,104	0.0
500,000	Chevron Corp., 2.498%, 03/03/2022	500,463	0.0
500,000	Chevron Corp., 2.566%, 05/16/2023	501,197	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	506,614	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	503,835	0.0
500,000	Chevron Corp., 3.326%, 11/17/2025	515,944	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	495,565	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	759,452	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	784,979	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	280,125	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	132,632	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	536,176	0.0
500,000	ConocoPhillips Co., 4.950%, 03/15/2026	557,922	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/2039	2,701,445	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/2022	403,448	0.0
750,000	Devon Energy Corp., 4.000%, 07/15/2021	765,663	0.0
1,000,000	Devon Energy Corp., 5.000%, 06/15/2045	1,050,675	0.1
500,000	Ecopetrol SA, 4.125%, 01/16/2025	506,255	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	252,860	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	253,093	0.0
500,000	Energy Transfer Operating L.P., 3.600%, 02/01/2023	504,708	0.0
500,000	Energy Transfer Operating L.P., 4.150%, 10/01/2020	508,271	0.0
800,000	Energy Transfer Operating L.P., 6.125%, 12/15/2045	872,608	0.0
1,809,000	Energy Transfer Operating L.P., 6.500%, 02/01/2042	2,015,587	0.1
500,000	Enterprise Products Operating LLC, 2.850%, 04/15/2021	500,365	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	512,906	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	103,104	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	519,376	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	302,330	0.0
1,100,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,171,441	0.1
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,882,919	0.1
400,000	EOG Resources, Inc., 2.450%, 04/01/2020	398,439	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/2023	1,937,779	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	265,084	0.0
250,000	Equinor ASA, 2.250%, 11/08/2019	249,271	0.0
250,000	Equinor ASA, 2.750%, 11/10/2021	251,701	0.0
500,000	Equinor ASA, 3.625%, 09/10/2028	520,848	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	515,165	0.0
500,000	Exxon Mobil Corp., 2.726%, 03/01/2023	503,903	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	507,774	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	542,367	0.0
500,000	Halliburton Co., 3.500%, 08/01/2023	510,878	0.0
500,000	Halliburton Co., 3.800%, 11/15/2025	511,825	0.0
500,000	Halliburton Co., 4.750%, 08/01/2043	514,705	0.0
500,000	Halliburton Co., 4.850%, 11/15/2035	525,525	0.0
1,000,000	Hess Corp., 5.600%, 02/15/2041	1,020,382	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	505,028	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	506,914	0.0
167,000	Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	171,707	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
400,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	$418,238	0.0
400,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	424,946	0.0
2,825,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	3,443,465	0.1
500,000	Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	522,118	0.0
500,000	Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	513,370	0.0
500,000	Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	547,998	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,431,305	0.1
500,000	Marathon Oil Corp., 2.800%, 11/01/2022	494,236	0.0
250,000	Marathon Oil Corp., 3.850%, 06/01/2025	253,486	0.0
500,000	Marathon Oil Corp., 5.200%, 06/01/2045	540,014	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	399,535	0.0
1,000,000	MPLX L.P., 4.000%, 03/15/2028	995,193	0.0
1,000,000	MPLX L.P., 4.875%, 12/01/2024	1,068,239	0.1
300,000	Noble Energy, Inc., 3.900%, 11/15/2024	303,152	0.0
700,000	Noble Energy, Inc., 5.050%, 11/15/2044	697,811	0.0
1,000,000	Occidental Petroleum Corp., 3.400%, 04/15/2026	1,023,239	0.1
500,000	Occidental Petroleum Corp., 4.100%, 02/15/2047	511,949	0.0
250,000	Occidental Petroleum Corp., 4.625%, 06/15/2045	274,282	0.0
1,000,000	ONEOK Partners L.P., 6.200%, 09/15/2043	1,142,154	0.1
125,000	Petroleos Mexicanos, 4.250%, 01/15/2025	118,000	0.0
500,000	Petroleos Mexicanos, 4.875%, 01/18/2024	493,495	0.0
2,500,000	Petroleos Mexicanos, 5.350%, 02/12/2028	2,326,250	0.1
500,000	Petroleos Mexicanos, 5.500%, 06/27/2044	410,000	0.0
3,680,000	Petroleos Mexicanos, 6.000%, 03/05/2020	3,769,056	0.1
2,000,000	Petroleos Mexicanos, 6.625%, 06/15/2038	1,857,000	0.1
1,000,000	Phillips 66, 3.246%, (US0003M + 0.600%), 02/26/2021	1,000,029	0.0
1,500,000	Phillips 66, 3.900%, 03/15/2028	1,528,931	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	269,180	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/2022	514,743	0.0
300,000	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	293,004	0.0
275,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	276,934	0.0
750,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	782,576	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	232,995	0.0
500,000	Shell International Finance BV, 1.750%, 09/12/2021	490,574	0.0
500,000	Shell International Finance BV, 2.250%, 11/10/2020	498,036	0.0
1,040,000	Shell International Finance BV, 2.875%, 05/10/2026	1,037,510	0.1
1,000,000	Shell International Finance BV, 3.250%, 05/11/2025	1,020,006	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	501,658	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/2035	1,601,922	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	273,996	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	609,579	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/2038	1,838,729	0.1
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	502,510	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	513,504	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	468,035	0.0
2,000,000	TC Pipelines L.P., 4.650%, 06/15/2021	2,051,469	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/2023	501,388	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Total Capital International SA, 2.750%, 06/19/2021	$501,417	0.0
1,500,000		Total Capital SA, 4.450%, 06/24/2020	1,533,856	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,114,117	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,364,583	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,234,681	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/2022	405,900	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/2025	411,462	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/2024	520,340	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/2045	515,462	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/2044	534,492	0.0
			92,514,660	2.7

		Financial: 9.5%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,040,240	0.1
500,000		American International Group, Inc., 2.300%, 07/16/2019	499,231	0.0
500,000		American International Group, Inc., 3.300%, 03/01/2021	503,381	0.0
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,002,725	0.0
900,000		American International Group, Inc., 4.500%, 07/16/2044	864,732	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	251,404	0.0
500,000		American International Group, Inc., 4.875%, 06/01/2022	529,372	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	489,416	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	504,957	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/2020	399,389	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/2023	1,519,868	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/2026	1,015,797	0.1
750,000		American Express Co., 3.000%, 10/30/2024	747,691	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,016,224	0.1
500,000		American Express Credit Corp., 2.200%, 03/03/2020	497,806	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	500,905	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,014,707	0.1
500,000		American Tower Corp., 3.375%, 10/15/2026	488,173	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,015,712	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	739,370	0.0
667,000		American Tower Corp., 4.700%, 03/15/2022	698,342	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	970,361	0.0
500,000		Aon PLC, 4.600%, 06/14/2044	510,051	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	521,093	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	429,380	0.0
1,000,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.625%, 11/09/2022	991,888	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	498,770	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	503,606	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	594,033	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	808,217	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	582,863	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	401,000	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	422,828	0.0
200,000		Bank of America Corp., 2.625%, 04/19/2021	199,458	0.0
500,000		Bank of America Corp., 2.650%, 04/01/2019	500,000	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	996,663	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	498,847	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	993,117	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/2023	4,054,757	0.1
1,000,000	(3)	Bank of America Corp., 3.366%, 01/23/2026	1,002,185	0.0
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,335,435	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,011,896	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	508,073	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	$754,658	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,035,852	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,530,083	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/2023	1,046,629	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,302,976	0.1
271,000		Bank of America Corp., 4.000%, 04/01/2024	282,318	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,029,121	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,087,378	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	742,437	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	967,935	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	500,028	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	746,731	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,006,251	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	759,311	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	508,773	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	486,805	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	499,055	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	682,549	0.0
500,000		Bank of Nova Scotia/The, 2.050%, 06/05/2019	499,401	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	496,022	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/2020	992,733	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	520,668	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	749,300	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	751,019	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	755,441	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,023,654	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	260,774	0.0
500,000		BB&T Corp., 2.150%, 02/01/2021	495,565	0.0
250,000		BB&T Corp., 2.450%, 01/15/2020	249,560	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	746,284	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,028,236	0.1
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	1,037,715	0.1
1,000,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	1,007,201	0.0
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,011,901	0.1
500,000		BlackRock, Inc., 5.000%, 12/10/2019	507,973	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/2023	507,800	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	970,997	0.0
3,500,000		Boston Properties L.P., 5.625%, 11/15/2020	3,635,396	0.1
1,000,000	(1)	BPCE SA, 2.750%, 01/11/2023	988,443	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	980,230	0.0
1,000,000		Branch Banking & Trust Co., 2.250%, 06/01/2020	995,189	0.0
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	511,765	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	410,868	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	501,138	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	490,261	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	495,763	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	508,231	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	487,865	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	494,349	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	509,252	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,001,059	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	$1,000,202	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,288,832	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	748,634	0.0
500,000		Citibank NA, 2.100%, 06/12/2020	496,485	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/2019	499,786	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	743,550	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	497,207	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,004,178	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	497,906	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,014,947	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	979,991	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,525,757	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	772,988	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,511,206	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	722,837	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	509,048	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	518,449	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,029,648	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	523,162	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	876,843	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	925,037	0.0
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,019,732	0.1
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	496,728	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/2022	1,014,678	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	313,636	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	498,017	0.0
500,000		Comerica, Inc., 2.125%, 05/23/2019	499,552	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	251,778	0.0
250,000		Compass Bank, 2.750%, 09/29/2019	249,792	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/2019	497,717	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	493,948	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	509,640	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	773,096	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	516,211	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,281,795	0.3
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	753,133	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	759,881	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,010,973	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,016,623	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,000,093	0.0
750,000		Deutsche Bank AG/New York NY, 2.950%, 08/20/2020	742,464	0.0
500,000		Deutsche Bank AG/New York NY, 3.125%, 01/13/2021	494,043	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	492,740	0.0
500,000		Deutsche Bank AG/New York NY, 3.375%, 05/12/2021	492,565	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	382,793	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/2019	499,773	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	799,496	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	501,245	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	502,634	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	520,358	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	406,822	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	510,066	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	540,843	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	745,551	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,017,670	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	1,034,789	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	419,391	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	$496,179	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	249,868	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,384,140	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	500,473	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,567,676	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	501,219	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	494,204	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	502,680	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	496,102	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	502,739	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	499,322	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/2023	2,087,344	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	505,090	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,022,191	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	804,934	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	4,902,377	0.2
500,000		HCP, Inc., 2.625%, 02/01/2020	498,884	0.0
250,000		HCP, Inc., 3.875%, 08/15/2024	255,070	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	515,447	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/2023	506,657	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/2022	517,990	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/2023	753,618	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	403,745	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,015,823	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	774,566	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	311,806	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	513,057	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	526,605	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	496,488	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,235,336	0.1
250,000		HSBC USA, Inc., 2.250%, 06/23/2019	249,712	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	253,452	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,024,857	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	500,863	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	917,467	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	955,221	0.0
750,000		JPMorgan Chase & Co., 2.700%, 05/18/2023	743,256	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	1,000,789	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	489,451	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	751,422	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	751,786	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/2023	1,516,907	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	995,238	0.0
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	751,817	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,020,416	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	513,197	0.0
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	738,481	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,034,027	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,040,408	0.1
1,000,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	1,028,949	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,184,999	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,844,101	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	$998,172	0.0
500,000		Kemper Corp., 4.350%, 02/15/2025	512,388	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	493,369	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	743,727	0.0
1,000,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	1,015,611	0.1
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	496,375	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	408,686	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	258,421	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/2019	2,982,368	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	986,135	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	1,984,816	0.1
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	2,986,354	0.1
10,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,087,905	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	729,339	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	754,883	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,015,278	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	519,084	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	487,445	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	745,950	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	481,000	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,014,198	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	506,668	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	258,030	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/2019	249,686	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	993,950	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,001,217	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	486,782	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	526,922	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	591,716	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,008,091	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	411,000	0.0
1,000,000	(1)	MassMutual Global Funding II, 3.400%, 03/08/2026	1,017,498	0.1
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,046,112	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	505,976	0.0
500,000		MetLife, Inc., 3.600%, 04/10/2024	517,171	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/2025	1,033,261	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	501,202	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	404,991	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	328,443	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	490,416	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	765,085	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	433,013	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	507,349	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	515,762	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	777,294	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	494,033	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	494,895	0.0
1,000,000		Mizuho Financial Group, Inc., 3.549%, 03/05/2023	1,020,004	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	$515,211	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	531,249	0.0
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	994,491	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	746,352	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,004,044	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	487,858	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,739,789	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	752,520	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	509,296	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,007,496	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	772,256	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	512,077	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	752,088	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,027,780	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	773,127	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	513,843	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	845,086	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,073,528	0.1
1,000,000		MUFG Union Bank NA, 3.150%, 04/01/2022	1,009,087	0.1
500,000		MUFG Union Bank NA, 2.250%, 05/06/2019	499,607	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	475,382	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/2022	499,909	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	997,685	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	308,049	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	249,011	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,004,418	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/2022	296,718	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	735,998	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	264,252	0.0
500,000		PNC Bank NA, 2.450%, 07/28/2022	498,356	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	500,084	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	498,048	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	749,744	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	506,866	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	504,122	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	499,679	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	508,488	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	526,627	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	301,355	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	1,008,027	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/2019	996,092	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	997,306	0.0
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	999,168	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,034,019	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,049,025	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,069,864	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	528,998	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	409,388	0.0
1,000,000		Prudential Financial, Inc., 3.500%, 05/15/2024	1,035,853	0.1
1,000,000		Prudential Financial, Inc., 3.878%, 03/27/2028	1,052,599	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	506,403	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,041,475	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Public Storage, 2.370%, 09/15/2022	$742,811	0.0
250,000		Public Storage, 3.094%, 09/15/2027	244,078	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	495,719	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	415,473	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	314,784	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	1,008,098	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	497,634	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	993,741	0.0
1,000,000	(2)	Royal Bank of Canada, 2.750%, 02/01/2022	1,003,566	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	530,948	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	520,253	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	498,359	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/2021	496,290	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	750,308	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	250,033	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/2024	247,432	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/2022	1,017,939	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	504,519	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	519,031	0.0
750,000	(3)	State Street Corp., 2.653%, 05/15/2023	746,244	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,522,788	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	519,262	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	491,641	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	494,522	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	479,456	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	747,375	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	497,824	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	501,586	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	505,872	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	509,231	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	498,398	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	496,432	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	1,002,447	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	496,416	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	249,948	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	498,772	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	501,496	0.0
750,000		Synchrony Bank, 3.000%, 06/15/2022	740,706	0.0
250,000		Synchrony Financial, 3.000%, 08/15/2019	250,080	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	252,813	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	302,143	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	251,331	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	463,724	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	748,566	0.0
1,000,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	1,009,513	0.1
500,000		Toronto-Dominion Bank/The, 3.000%, 06/11/2020	502,246	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	506,279	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,013,093	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	767,896	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/2020	3,062,575	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
700,000		UBS AG/Stamford CT, 2.375%, 08/14/2019	$699,319	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	500,078	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	500,067	0.0
500,000		Unum Group, 3.000%, 05/15/2021	500,111	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	753,021	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	754,431	0.0
1,000,000		US Bancorp, 3.000%, 03/15/2022	1,010,743	0.1
500,000	(3)	US Bancorp, 5.125%, 12/31/2199	506,560	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	497,467	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	1,004,347	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/2020	499,014	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/2022	605,738	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	250,437	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	512,275	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	514,095	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,095,479	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	742,398	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	1,010,647	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	509,266	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	553,574	0.0
1,000,000		Wells Fargo & Co., 2.625%, 07/22/2022	993,370	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,503,223	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	977,194	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/2023	1,011,721	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/2025	764,126	0.0
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,005,962	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	520,845	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	8,267,519	0.3
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,068,412	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,136,206	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	997,366	0.0
1,000,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	1,019,406	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	983,052	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	514,974	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	994,493	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	744,403	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/2022	1,045,227	0.1
			333,716,432	9.5

		Industrial: 2.0%
500,000		3M Co., 2.000%, 06/26/2022	494,556	0.0
750,000		3M Co., 2.250%, 09/19/2026	720,583	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	994,855	0.0
100,000		3M Co., 3.000%, 08/07/2025	101,880	0.0
200,000		3M Co., 3.875%, 06/15/2044	205,392	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,050,608	0.1
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,311,220	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	1,033,236	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	402,668	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	757,118	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	491,491	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	486,752	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	466,577	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	506,019	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,017,894	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	535,194	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	541,740	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	561,461	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	$459,522	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	982,040	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	822,854	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	839,295	0.0
500,000		Caterpillar Financial Services Corp., 2.100%, 01/10/2020	497,906	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	190,622	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	298,591	0.0
1,000,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	1,012,039	0.1
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	523,570	0.0
500,000		Caterpillar, Inc., 2.600%, 06/26/2022	499,558	0.0
250,000		Caterpillar, Inc., 3.400%, 05/15/2024	259,233	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,020,973	0.1
1,250,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,350,763	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	474,168	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	496,087	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,020,348	0.1
830,000		Cummins, Inc., 7.125%, 03/01/2028	1,062,630	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	524,652	0.0
1,010,000		Dover Corp., 4.300%, 03/01/2021	1,034,457	0.1
250,000		FedEx Corp., 2.300%, 02/01/2020	248,982	0.0
1,000,000		FedEx Corp., 3.400%, 02/15/2028	991,539	0.0
200,000		FedEx Corp., 3.875%, 08/01/2042	177,276	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	498,709	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	495,340	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	498,712	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	491,310	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	458,676	0.0
961,000		General Electric Co., 6.750%, 03/15/2032	1,111,952	0.1
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,652,121	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	517,204	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	526,034	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	249,465	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 3.800%, 03/21/2029	508,611	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 4.500%, 03/21/2049	516,337	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	257,593	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/2021	752,859	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,004,548	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	979,304	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	511,321	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,028,444	0.1
400,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	405,068	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	245,044	0.0
250,000		Johnson Controls International plc, 5.125%, 09/14/2045	261,719	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/2021	826,870	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/2020	498,686	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/2023	505,919	0.0
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,033,350	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,239,089	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	543,474	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	561,537	0.0
642,000		Norfolk Southern Corp., 3.942%, 11/01/2047	628,666	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,000,000	Norfolk Southern Corp., 3.950%, 10/01/2042	$977,113	0.0
500,000	Norfolk Southern Corp., 4.450%, 06/15/2045	521,467	0.0
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	404,063	0.0
750,000	Northrop Grumman Corp., 2.550%, 10/15/2022	743,422	0.0
750,000	Northrop Grumman Corp., 2.930%, 01/15/2025	740,595	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	481,346	0.0
1,000,000	Northrop Grumman Corp., 4.030%, 10/15/2047	991,686	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	201,324	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	263,686	0.0
2,800,000	Raytheon Co., 3.125%, 10/15/2020	2,829,553	0.1
2,000,000	Republic Services, Inc., 5.250%, 11/15/2021	2,123,811	0.1
1,000,000	Roper Technologies, Inc., 3.650%, 09/15/2023	1,022,538	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/2019	499,066	0.0
500,000	Ryder System, Inc., 2.500%, 05/11/2020	498,644	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/2022	302,595	0.0
750,000	Textron, Inc., 3.650%, 03/01/2021	756,112	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/2023	497,684	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	488,121	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	235,089	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/2024	259,633	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/2051	235,557	0.0
750,000	Union Pacific Corp., 4.050%, 11/15/2045	732,305	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/2043	499,792	0.0
1,000,000	United Parcel Service, Inc., 2.800%, 11/15/2024	1,006,498	0.0
1,000,000	United Parcel Service, Inc., 3.050%, 11/15/2027	1,001,032	0.0
750,000	United Technologies Corp., 3.100%, 06/01/2022	755,426	0.0
500,000	United Technologies Corp., 3.950%, 08/16/2025	520,097	0.0
500,000	United Technologies Corp., 4.125%, 11/16/2028	521,566	0.0
500,000	United Technologies Corp., 4.150%, 05/15/2045	488,178	0.0
1,000,000	United Technologies Corp., 4.450%, 11/16/2038	1,037,254	0.1
406,000	United Technologies Corp., 6.125%, 07/15/2038	494,511	0.0
500,000	United Technologies Corp., 3.350%, 08/16/2021	507,009	0.0
500,000	United Technologies Corp., 3.650%, 08/16/2023	513,628	0.0
500,000	United Technologies Corp., 4.500%, 06/01/2042	517,936	0.0
1,000,000	United Technologies Corp., 4.625%, 11/16/2048	1,064,934	0.1
		71,007,582	2.0

	Technology: 1.6%
500,000	Analog Devices, Inc., 3.900%, 12/15/2025	509,834	0.0
500,000	Apple, Inc., 2.100%, 05/06/2019	499,761	0.0
500,000	Apple, Inc., 2.150%, 02/09/2022	495,244	0.0
1,000,000	Apple, Inc., 2.250%, 02/23/2021	996,403	0.0
1,000,000	Apple, Inc., 2.400%, 01/13/2023	993,520	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/2023	991,373	0.0
750,000	Apple, Inc., 2.500%, 02/09/2022	749,646	0.0
500,000	Apple, Inc., 2.850%, 05/06/2021	503,397	0.0
750,000	Apple, Inc., 3.000%, 02/09/2024	761,039	0.0
1,000,000	Apple, Inc., 3.000%, 11/13/2027	995,516	0.0
1,000,000	Apple, Inc., 3.200%, 05/13/2025	1,019,168	0.1
1,000,000	Apple, Inc., 3.200%, 05/11/2027	1,010,063	0.0
1,000,000	Apple, Inc., 3.250%, 02/23/2026	1,019,359	0.1
1,000,000	Apple, Inc., 3.350%, 02/09/2027	1,021,793	0.1
500,000	Apple, Inc., 3.450%, 05/06/2024	517,222	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	477,692	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/2043	1,013,300	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000		Apple, Inc., 4.375%, 05/13/2045	$436,583	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	552,256	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/2046	1,133,492	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	526,569	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	406,757	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	258,567	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	998,527	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	956,935	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	410,591	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	426,502	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	430,605	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	484,112	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,013,762	0.1
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	504,839	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	523,517	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	326,543	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	988,521	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/2019	499,581	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,021,854	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,012,432	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,021,711	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,016,884	0.1
1,000,000		Intel Corp., 3.150%, 05/11/2027	1,012,658	0.1
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,847,619	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	275,223	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	500,351	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	411,616	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	766,521	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	732,509	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	996,243	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	971,305	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	1,001,734	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	506,566	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	512,387	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,543,399	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	254,106	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	784,249	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	257,262	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	522,970	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,102,436	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,118,579	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,141,679	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	297,575	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	252,522	0.0
1,000,000		Oracle Corp., 1.900%, 09/15/2021	984,207	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	498,970	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	497,743	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	753,496	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,003,644	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	750,228	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,007,080	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	512,465	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	404,983	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	768,914	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	767,687	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
180,000	Oracle Corp., 4.300%, 07/08/2034	$193,679	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/2040	1,806,805	0.1
500,000	QUALCOMM, Inc., 3.000%, 05/20/2022	504,519	0.0
850,000	QUALCOMM, Inc., 4.650%, 05/20/2035	878,301	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	357,823	0.0
		57,025,523	1.6

	Utilities: 2.0%
500,000	Alabama Power Co., 4.150%, 08/15/2044	517,958	0.0
300,000	Ameren Illinois Co., 2.700%, 09/01/2022	300,257	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	261,828	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	514,318	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/2045	775,103	0.0
250,000	Arizona Public Service Co., 2.200%, 01/15/2020	249,067	0.0
750,000	Arizona Public Service Co., 2.950%, 09/15/2027	735,690	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	405,291	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	523,395	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	519,902	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,016,578	0.1
500,000	Baltimore Gas & Electric Co., 3.500%, 08/15/2046	471,829	0.0
3,668,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	4,621,270	0.2
750,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	741,037	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	256,511	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	274,562	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	203,055	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	528,590	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	537,441	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	426,855	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/2022	301,921	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	518,055	0.0
200,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	199,479	0.0
210,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	210,067	0.0
200,000	Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	203,237	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	267,041	0.0
400,000	DTE Energy Co., 3.500%, 06/01/2024	405,396	0.0
400,000	DTE Energy Co., 3.850%, 12/01/2023	413,471	0.0
500,000	Duke Energy Carolinas LLC, 2.500%, 03/15/2023	497,297	0.0
500,000	Duke Energy Corp., 1.800%, 09/01/2021	488,249	0.0
500,000	Duke Energy Corp., 3.750%, 09/01/2046	469,371	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	518,807	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	543,260	0.0
1,000,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	1,045,881	0.1
500,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	489,820	0.0
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	156,730	0.0
750,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	787,938	0.0
1,500,000	Duke Energy Progress LLC, 4.375%, 03/30/2044	1,623,437	0.1
500,000	Enel Generacion Chile SA, 4.250%, 04/15/2024	511,925	0.0
400,000	Entergy Arkansas LLC, 3.500%, 04/01/2026	408,066	0.0
400,000	Entergy Arkansas LLC, 3.700%, 06/01/2024	415,541	0.0
500,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	522,373	0.0
1,500,000	Exelon Corp., 4.950%, 06/15/2035	1,596,881	0.1
750,000	Exelon Corp., 5.100%, 06/15/2045	839,729	0.0
760,000	Exelon Generation Co. LLC, 5.200%, 10/01/2019	768,532	0.0
500,000	Florida Power & Light Co., 3.250%, 06/01/2024	512,885	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	$758,853	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,581,640	0.1
500,000		Georgia Power Co., 3.250%, 04/01/2026	490,400	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	536,118	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,008,405	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	989,387	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	251,899	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	594,223	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,946,829	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	503,552	0.0
1,000,000		MidAmerican Energy Co., 3.650%, 08/01/2048	975,134	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	511,856	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,933,642	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	302,197	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,063,374	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	1,000,000	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	525,593	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	245,779	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	256,158	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	780,230	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,040,632	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	781,094	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	258,694	0.0
500,000		PSEG Power LLC, 3.000%, 06/15/2021	497,943	0.0
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/2020	3,433,440	0.1
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,044,200	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	528,125	0.0
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/2023	992,716	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/2043	752,602	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/2044	250,042	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	499,242	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	750,798	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	249,766	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	721,558	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/2065	288,064	0.0
1,430,316		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,483,337	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	462,538	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	703,247	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	512,082	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	537,356	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,008,502	0.1
500,000		Southern Co., 2.750%, 06/15/2020	500,090	0.0
500,000		Southern Power Co., 4.150%, 12/01/2025	518,375	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	257,458	0.0
300,000		Union Electric Co., 3.900%, 09/15/2042	306,437	0.0
500,000		Virginia Electric & Power Co., 4.450%, 02/15/2044	531,792	0.0
1,533,000		Virginia Electric & Power Co., 6.000%, 05/15/2037	1,896,842	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/2042	1,029,453	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Westar Energy, Inc., 4.625%, 09/01/2043	$543,206	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	259,614	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	494,855	0.0
		68,985,295	2.0

	Total Corporate Bonds/Notes
	(Cost $962,630,839)	983,040,030	28.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,567,134	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,563,573	0.0
1,418,530	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,568,377	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,149,901)	3,131,950	0.1

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	6,591,671	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,525,475	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,999,952	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,822,431	0.1
		7,822,383	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,771,724	0.1

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/2041	5,063,701	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,739,592	0.1

	Total Municipal Bonds
	(Cost $26,885,819)	33,514,546	0.9

CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
500,000	Santander UK PLC, 3.400%, 06/01/2021	504,005	0.0

	Total Convertible Bonds/Notes
	(Cost $500,750)	504,005	0.0

ASSET-BACKED SECURITIES: 0.5%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	992,444	0.0
1,000,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	993,196	0.0
150,000	BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	149,268	0.0
1,000,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	993,746	0.0
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,057,277	0.1
1,000,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	998,231	0.1
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	764,747	0.0
1,000,000	(1) Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,006,233	0.1
450,000	Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	451,032	0.0
150,000	Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	151,294	0.0
1,000,000	Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/2023	985,209	0.0
450,000	Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	444,923	0.0
500,000	Santander Drive Auto Receivables Trust 2019-1 A3, 3.000%, 12/15/2022	502,021	0.0
1,000,000	World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	996,934	0.0
		10,486,555	0.3

	Credit Card Asset-Backed Securities: 0.2%
1,500,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,490,177	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	$994,536	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	994,255	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	996,636	0.1
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	995,919	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	499,039	0.0
			5,970,562	0.2

		Other Asset-Backed Securities: 0.0%
254,956		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	253,621	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,638,196	0.0
			1,891,817	0.0

	Total Asset-Backed Securities
	(Cost $18,401,887)		18,348,934	0.5

SUPRANATIONAL BONDS: 1.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,146,746	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	295,546	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	1,984,255	0.0
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	979,510	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,081,108	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/2019	3,979,512	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,591,673	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/2020	2,055,434	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/2022	2,994,270	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,059,153	0.1
3,000,000	(2)	Inter-American Development Bank, 1.750%, 09/14/2022	2,945,415	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	991,012	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,027,523	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/2019	1,992,175	0.1

	Total Supranational Bonds
	(Cost $35,159,935)		35,123,332	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.8%
		Federal Home Loan Mortgage Corporation: 6.6%(4)
6,694,375		3.000%, 04/01/2045	6,698,883	0.2
6,539,434		3.000%, 04/01/2045	6,534,726	0.2
28,165,491		3.000%, 05/01/2045	28,136,488	0.8
9,736,868		3.000%, 11/01/2046	9,732,874	0.3
11,094,116		3.000%, 11/01/2047	11,080,973	0.3
370,000	(5)	3.500%, 04/01/2033	378,845	0.0
2,076,500		3.500%, 01/01/2042	2,122,654	0.1
372,854		3.500%, 01/01/2042	381,240	0.0
6,586,190		3.500%, 08/01/2042	6,711,771	0.2
25,066,556		3.500%, 04/01/2043	25,545,116	0.8
27,206,522		3.500%, 02/01/2044	27,726,115	0.8
9,675,300		3.500%, 12/01/2046	9,864,805	0.3
6,776,333		3.500%, 12/01/2047	6,899,207	0.2
27,956,836		3.500%, 03/01/2048	28,568,460	0.8
1,009,439		4.000%, 01/01/2025	1,042,544	0.1
139,797		4.000%, 08/01/2040	145,179	0.0
1,670,724		4.000%, 04/01/2041	1,735,176	0.1
1,471,195		4.000%, 05/01/2041	1,527,998	0.1
64,238		4.000%, 08/01/2041	66,719	0.0
222,834		4.000%, 12/01/2041	231,439	0.0
1,133,428		4.000%, 01/01/2042	1,171,100	0.1
3,054,150		4.000%, 03/01/2042	3,175,823	0.1
94,240		4.000%, 12/01/2042	97,877	0.0
990,086		4.000%, 02/01/2044	1,040,824	0.0
843,767		4.000%, 07/01/2045	872,155	0.0
897,509		4.000%, 09/01/2045	927,641	0.0
692,953		4.000%, 09/01/2045	716,236	0.0
681,524		4.000%, 09/01/2045	704,411	0.0
2,254,910		4.000%, 05/01/2046	2,330,199	0.1
926,205		4.000%, 11/01/2047	956,449	0.0
1,076,421		4.000%, 03/01/2048	1,111,666	0.1
1,517,000	(5)	4.000%, 04/01/2048	1,561,888	0.1
5,404		4.500%, 04/01/2023	5,571	0.0
81,237		4.500%, 03/01/2039	86,055	0.0
250,373		4.500%, 08/01/2039	265,237	0.0
292,547		4.500%, 09/01/2039	309,955	0.0
402,479		4.500%, 09/01/2039	426,311	0.0
600,145		4.500%, 09/01/2039	635,794	0.0
630,744		4.500%, 10/01/2039	668,073	0.0
828,000		4.500%, 12/01/2039	877,274	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
263,348	4.500%, 03/01/2040	$279,013	0.0
521,614	4.500%, 04/01/2040	552,646	0.0
110,553	4.500%, 06/01/2040	117,131	0.0
582,838	4.500%, 07/01/2040	617,490	0.0
668,088	4.500%, 07/01/2040	707,755	0.0
188,108	4.500%, 08/01/2040	199,300	0.0
573,549	4.500%, 08/01/2040	607,673	0.0
177,149	4.500%, 03/01/2041	187,688	0.0
669,163	4.500%, 03/01/2041	708,978	0.0
263,060	4.500%, 04/01/2041	278,711	0.0
762,910	4.500%, 06/01/2041	808,109	0.0
671,602	4.500%, 07/01/2041	711,563	0.0
132,064	4.500%, 08/01/2041	139,515	0.0
4,114,433	4.500%, 08/01/2041	4,349,727	0.1
5,041,930	4.500%, 07/01/2048	5,285,676	0.2
17,759	5.000%, 03/01/2034	19,138	0.0
123,906	5.000%, 12/01/2034	133,626	0.0
135,150	5.000%, 08/01/2035	145,626	0.0
397,288	5.000%, 08/01/2035	428,322	0.0
131,178	5.000%, 10/01/2035	141,460	0.0
134,678	5.000%, 10/01/2035	145,136	0.0
161,291	5.000%, 10/01/2035	172,928	0.0
307,777	5.000%, 12/01/2035	331,873	0.0
39,100	5.000%, 04/01/2036	42,133	0.0
137,800	5.000%, 11/01/2036	148,590	0.0
97,006	5.000%, 02/01/2037	104,609	0.0
78,720	5.000%, 05/01/2037	84,891	0.0
1,151,760	5.000%, 10/01/2037	1,241,536	0.1
670,037	5.000%, 03/01/2038	722,578	0.0
204,595	5.000%, 03/01/2038	220,563	0.0
593,590	5.000%, 03/01/2038	639,908	0.0
202,622	5.000%, 04/01/2038	218,279	0.0
21,061	5.000%, 10/01/2038	22,700	0.0
83,117	5.000%, 06/01/2040	89,837	0.0
198,367	5.000%, 08/01/2040	214,405	0.0
481,466	5.000%, 04/01/2041	520,397	0.0
881,117	5.009%, 02/01/2042	922,249	0.0
55,557	5.490%, 02/01/2037	59,435	0.0
174,387	5.500%, 12/01/2024	180,168	0.0
100,305	5.500%, 09/01/2034	110,357	0.0
113,510	5.500%, 01/01/2035	124,692	0.0
50,196	5.500%, 09/01/2035	55,105	0.0
1,109,387	5.500%, 09/01/2035	1,219,902	0.1
969,033	5.500%, 10/01/2035	1,064,827	0.1
78,553	5.500%, 03/01/2036	86,282	0.0
333,281	5.500%, 03/01/2036	366,605	0.0
55,925	5.500%, 05/01/2036	61,443	0.0
303,330	5.500%, 06/01/2036	333,734	0.0
122,148	5.500%, 07/01/2036	134,357	0.0
4,930	5.500%, 07/01/2036	5,425	0.0
19,283	5.500%, 07/01/2036	21,312	0.0
25,967	5.500%, 10/01/2036	28,467	0.0
130,624	5.500%, 11/01/2036	143,610	0.0
11,909	5.500%, 12/01/2036	12,760	0.0
74,396	5.500%, 12/01/2036	81,819	0.0
98,896	5.500%, 12/01/2036	108,754	0.0
14,801	5.500%, 02/01/2037	16,258	0.0
88,260	5.500%, 02/01/2037	96,911	0.0
31,317	5.500%, 05/01/2037	34,396	0.0
4,410	5.500%, 06/01/2037	4,848	0.0
51,475	5.500%, 12/01/2037	56,295	0.0
26,897	5.500%, 03/01/2038	29,559	0.0
14,612	5.500%, 06/01/2038	15,976	0.0
6,074	5.500%, 06/01/2038	6,635	0.0
10,937	5.500%, 08/01/2038	11,961	0.0
2,446	5.500%, 10/01/2038	2,659	0.0
881,933	5.500%, 11/01/2038	965,933	0.0
20,298	5.500%, 12/01/2038	22,194	0.0
14,755	5.500%, 12/01/2038	16,133	0.0
14,044	5.500%, 12/01/2038	15,145	0.0
148,267	5.500%, 01/01/2039	162,519	0.0
25,282	5.500%, 01/01/2039	27,759	0.0
88,085	5.500%, 01/01/2040	95,250	0.0
100,390	5.500%, 01/01/2040	109,871	0.0
90,387	5.500%, 03/01/2040	98,726	0.0
114,690	5.500%, 01/01/2041	122,886	0.0
64,656	5.750%, 05/01/2037	69,513	0.0
190,057	5.800%, 07/01/2037	204,038	0.0
71,461	5.800%, 08/01/2037	76,921	0.0
77,547	5.800%, 09/01/2037	83,494	0.0
40,120	5.800%, 09/01/2037	43,198	0.0
6,374	6.000%, 04/01/2028	7,025	0.0
57,207	6.000%, 07/01/2028	61,960	0.0
371	6.000%, 04/01/2036	402	0.0
12,520	6.000%, 04/01/2036	13,801	0.0
3,956	6.000%, 04/01/2036	4,359	0.0
39,234	6.000%, 06/01/2036	43,250	0.0
13,169	6.000%, 07/01/2036	14,530	0.0
12,772	6.000%, 08/01/2036	14,090	0.0
77,417	6.000%, 08/01/2036	84,782	0.0
5,155	6.000%, 08/01/2036	5,583	0.0
82,973	6.000%, 01/01/2037	91,457	0.0
60,227	6.000%, 02/01/2037	66,377	0.0
3,738	6.000%, 04/01/2037	4,125	0.0
1,597	6.000%, 06/01/2037	1,760	0.0
20,345	6.000%, 06/01/2037	22,420	0.0
385	6.000%, 07/01/2037	425	0.0
9,832	6.000%, 07/01/2037	10,847	0.0
10,755	6.000%, 08/01/2037	11,869	0.0
161,138	6.000%, 08/01/2037	175,675	0.0
6,911	6.000%, 08/01/2037	7,485	0.0
30,730	6.000%, 08/01/2037	33,826	0.0
2,494	6.000%, 08/01/2037	2,748	0.0
4,485	6.000%, 08/01/2037	4,944	0.0
7,829	6.000%, 08/01/2037	8,480	0.0
19,144	6.000%, 09/01/2037	20,945	0.0
7,938	6.000%, 09/01/2037	8,760	0.0
3,646	6.000%, 09/01/2037	4,016	0.0
13,551	6.000%, 10/01/2037	14,951	0.0
9,500	6.000%, 10/01/2037	10,290	0.0
19,941	6.000%, 10/01/2037	21,597	0.0
17,813	6.000%, 10/01/2037	19,646	0.0
3,434	6.000%, 11/01/2037	3,719	0.0
34,478	6.000%, 11/01/2037	37,884	0.0
3,708	6.000%, 11/01/2037	4,093	0.0
994	6.000%, 12/01/2037	1,076	0.0
68,650	6.000%, 12/01/2037	75,679	0.0
29,907	6.000%, 01/01/2038	32,954	0.0
24,868	6.000%, 01/01/2038	27,438	0.0
3,223	6.000%, 01/01/2038	3,552	0.0
20,200	6.000%, 02/01/2038	21,878	0.0
2,553	6.000%, 02/01/2038	2,765	0.0
18,434	6.000%, 05/01/2038	20,044	0.0
1,917	6.000%, 06/01/2038	2,113	0.0
38,255	6.000%, 07/01/2038	42,183	0.0
80,014	6.000%, 07/01/2038	88,301	0.0
11,732	6.000%, 09/01/2038	12,934	0.0
1,369	6.000%, 09/01/2038	1,509	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
290,746		6.000%, 09/01/2038	$320,157	0.0
43,008		6.000%, 09/01/2038	46,581	0.0
20,014		6.000%, 11/01/2038	22,041	0.0
151,985		6.000%, 01/01/2039	166,194	0.0
194,196		6.000%, 04/01/2039	214,105	0.0
49,493		6.000%, 08/01/2039	53,987	0.0
72,657		6.000%, 10/01/2039	79,517	0.0
131,885		6.000%, 11/01/2039	143,527	0.0
26,119		6.000%, 11/01/2039	28,793	0.0
2,648		6.000%, 12/01/2039	2,918	0.0
89,016		6.000%, 05/01/2040	98,145	0.0
60,564		6.150%, 12/01/2037	66,166	0.0
75,753		6.150%, 01/01/2038	82,496	0.0
161,803		6.150%, 02/01/2038	176,026	0.0
86,306		6.150%, 02/01/2038	93,950	0.0
840,000		6.250%, 07/15/2032	1,161,736	0.1
14,362		6.500%, 06/01/2036	16,241	0.0
3,060		6.500%, 08/01/2036	3,486	0.0
51,726		6.500%, 10/01/2036	59,091	0.0
2,004		6.500%, 10/01/2036	2,305	0.0
23,626		6.500%, 07/01/2037	26,733	0.0
8,493		6.500%, 09/01/2037	9,417	0.0
4,330		6.500%, 10/01/2037	4,825	0.0
9,092		6.500%, 11/01/2037	10,076	0.0
11,359		6.500%, 04/01/2038	13,477	0.0
23,898		6.500%, 04/01/2038	26,713	0.0
640		6.500%, 05/01/2038	709	0.0
3,658		6.500%, 05/01/2038	4,053	0.0
2,206		6.500%, 07/01/2038	2,443	0.0
1,346		6.500%, 08/01/2038	1,491	0.0
8,287		6.500%, 09/01/2038	9,181	0.0
275		6.500%, 10/01/2038	308	0.0
8,717		6.500%, 11/01/2038	9,807	0.0
7,506		6.500%, 12/01/2038	8,315	0.0
12,711		6.500%, 12/01/2038	14,319	0.0
1,290		6.500%, 12/01/2038	1,429	0.0
645,337		6.500%, 12/01/2038	732,956	0.0
58,411		6.500%, 12/01/2038	64,703	0.0
3,028		6.500%, 01/01/2039	3,463	0.0
2,540,000		6.750%, 03/15/2031	3,555,774	0.1
			230,429,843	6.6

		Federal National Mortgage Association: 12.8%(4)
2,420,000		1.500%, 06/22/2020	2,394,288	0.1
19,076,000	(5)	2.500%, 12/25/2026	18,965,839	0.6
5,096,975		2.500%, 09/01/2027	5,096,330	0.2
5,226,597		2.500%, 06/01/2030	5,203,391	0.2
7,637,353		2.500%, 06/01/2030	7,603,442	0.2
3,162,134		2.500%, 07/01/2030	3,148,092	0.1
2,077,484		3.000%, 06/01/2026	2,110,049	0.1
7,170,570		3.000%, 08/01/2030	7,252,495	0.2
3,202,871		3.000%, 09/01/2030	3,239,996	0.1
19,776,672		3.000%, 12/01/2042	19,799,291	0.6
10,965,340		3.000%, 07/01/2043	10,977,884	0.3
5,684,332		3.000%, 09/01/2043	5,690,830	0.2
5,754,133		3.000%, 07/01/2046	5,748,772	0.2
2,302,982		3.000%, 08/01/2046	2,299,912	0.1
5,713,490		3.000%, 09/01/2046	5,680,168	0.2
22,774,512		3.000%, 12/01/2046	22,709,098	0.7
5,462,121		3.500%, 05/01/2029	5,592,466	0.2
1,522,713		3.500%, 03/01/2041	1,556,059	0.1
1,640,786		3.500%, 12/01/2041	1,676,723	0.1
2,989,344		3.500%, 01/01/2042	3,054,819	0.1
6,436,708		3.500%, 10/01/2042	6,577,706	0.2
15,275,609		3.500%, 11/01/2042	15,610,270	0.5
5,983,896		3.500%, 01/01/2046	6,121,637	0.2
4,438,565		3.500%, 02/01/2046	4,540,735	0.1
9,047,990		3.500%, 02/01/2046	9,256,264	0.3
10,818,944		3.500%, 04/01/2046	11,026,635	0.3
21,926,313		3.500%, 11/01/2051	22,332,700	0.6
1,371,205		3.720%, 10/01/2029	1,454,995	0.0
2,481,771		4.000%, 09/01/2026	2,557,883	0.1
868,032		4.000%, 10/01/2040	907,333	0.0
214,076		4.000%, 10/01/2040	222,160	0.0
16,597,571		4.000%, 11/01/2040	17,224,261	0.5
1,394,763		4.000%, 12/01/2040	1,447,207	0.0
1,849,095		4.000%, 12/01/2040	1,933,772	0.1
2,905,477		4.000%, 02/01/2041	3,015,200	0.1
463,241		4.000%, 03/01/2041	480,737	0.0
446,925		4.000%, 04/01/2041	463,805	0.0
268,236		4.000%, 08/01/2041	276,048	0.0
338,142		4.000%, 09/01/2041	350,880	0.0
3,761,953		4.000%, 11/01/2041	3,904,064	0.1
509,487		4.000%, 12/01/2041	528,734	0.0
1,208,374		4.000%, 01/01/2042	1,254,020	0.0
743,274		4.000%, 07/01/2042	771,344	0.0
2,544,517		4.000%, 12/01/2042	2,640,560	0.1
2,627,384		4.000%, 07/01/2043	2,755,001	0.1
2,002,597		4.000%, 02/01/2044	2,093,030	0.1
1,199,395		4.000%, 02/01/2044	1,253,548	0.0
572,667		4.000%, 03/01/2044	591,165	0.0
2,035,781		4.000%, 05/01/2045	2,106,334	0.1
11,011,615		4.000%, 06/01/2045	11,440,888	0.3
4,010,210		4.000%, 07/01/2045	4,204,948	0.1
1,503,486		4.000%, 07/01/2045	1,565,811	0.1
2,624,991		4.000%, 07/01/2045	2,743,549	0.1
2,892,359		4.000%, 07/01/2045	3,022,985	0.1
3,758,489		4.000%, 02/01/2046	3,914,299	0.1
16,189,761		4.000%, 02/01/2048	16,714,650	0.5
2,590,056		4.000%, 03/01/2048	2,674,014	0.1
984,956		4.000%, 03/01/2048	1,016,378	0.0
62,657,000	(5)	4.000%, 04/01/2048	64,458,388	1.8
56		4.500%, 05/01/2019	57	0.0
2,745,154		4.500%, 07/01/2026	2,824,670	0.1
5,372		4.500%, 06/01/2034	5,678	0.0
20,224		4.500%, 05/01/2035	21,395	0.0
2,021		4.500%, 03/01/2038	2,137	0.0
4,402		4.500%, 05/01/2038	4,587	0.0
1,235		4.500%, 05/01/2038	1,292	0.0
14,892		4.500%, 06/01/2038	15,736	0.0
11,084		4.500%, 07/01/2038	11,547	0.0
9,092		4.500%, 07/01/2038	9,472	0.0
27,670		4.500%, 09/01/2038	28,826	0.0
585,308		4.500%, 03/01/2039	617,831	0.0
33,552		4.500%, 04/01/2039	35,464	0.0
22,533		4.500%, 04/01/2039	23,821	0.0
13,029,000	(5)	4.500%, 04/25/2039	13,577,325	0.4
711,054		4.500%, 07/01/2039	751,845	0.0
1,770,673		4.500%, 09/01/2039	1,871,956	0.1
1,232,797		4.500%, 10/01/2039	1,303,451	0.0
338,234		4.500%, 12/01/2039	357,609	0.0
393,090		4.500%, 12/01/2039	415,786	0.0
473,249		4.500%, 12/01/2039	500,573	0.0
246,312		4.500%, 03/01/2040	260,537	0.0
336,917		4.500%, 10/01/2040	356,378	0.0
296,525		4.500%, 10/01/2040	313,635	0.0
352,050		4.500%, 10/01/2040	372,386	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
706,963	4.500%, 03/01/2041	$747,801	0.0
341,868	4.500%, 04/01/2041	356,324	0.0
3,030,495	4.500%, 06/01/2041	3,205,560	0.1
196,168	4.500%, 06/01/2041	204,473	0.0
287,261	4.500%, 06/01/2041	303,853	0.0
281,310	4.500%, 06/01/2041	297,560	0.0
129,878	4.500%, 07/01/2041	137,300	0.0
223,907	4.500%, 07/01/2041	236,635	0.0
5,044,805	4.500%, 07/01/2041	5,333,127	0.2
1,639,026	4.500%, 08/01/2041	1,733,703	0.1
236,932	4.500%, 08/01/2041	248,607	0.0
1,802,374	4.500%, 08/01/2041	1,906,488	0.1
1,254,598	5.000%, 03/01/2027	1,288,759	0.0
102,966	5.000%, 07/01/2033	110,865	0.0
108,096	5.000%, 02/01/2034	114,322	0.0
20,189	5.000%, 11/01/2034	21,722	0.0
2,130,188	5.000%, 02/01/2035	2,292,860	0.1
372,978	5.000%, 06/01/2035	401,486	0.0
27,152	5.000%, 08/01/2035	29,205	0.0
94,070	5.000%, 09/01/2035	101,153	0.0
238,218	5.000%, 09/01/2035	256,277	0.0
376,196	5.000%, 09/01/2035	404,510	0.0
29,475	5.000%, 10/01/2035	31,713	0.0
422,116	5.000%, 03/01/2036	454,479	0.0
542,341	5.000%, 03/01/2036	583,997	0.0
4,464	5.000%, 05/01/2036	4,807	0.0
349,935	5.000%, 05/01/2036	375,930	0.0
68,346	5.000%, 06/01/2036	73,588	0.0
56,988	5.000%, 12/01/2036	61,363	0.0
746,312	5.000%, 12/01/2036	803,685	0.0
177,813	5.000%, 07/01/2037	191,483	0.0
125,847	5.000%, 01/01/2038	135,396	0.0
262,477	5.000%, 02/01/2038	282,621	0.0
573,334	5.000%, 02/01/2038	617,244	0.0
538,022	5.000%, 08/01/2038	579,340	0.0
274,553	5.000%, 07/01/2040	296,326	0.0
105,610	5.000%, 07/01/2040	113,346	0.0
159	5.500%, 07/01/2020	159	0.0
329	5.500%, 04/01/2021	333	0.0
5,439	5.500%, 10/01/2021	5,500	0.0
25,887	5.500%, 11/01/2021	26,253	0.0
88,137	5.500%, 11/01/2021	89,542	0.0
1,859	5.500%, 11/01/2021	1,872	0.0
14,052	5.500%, 12/01/2021	14,219	0.0
137,879	5.500%, 12/01/2021	140,260	0.0
112,170	5.500%, 12/01/2021	114,860	0.0
3,553	5.500%, 01/01/2022	3,611	0.0
3,908	5.500%, 01/01/2022	3,912	0.0
2,277	5.500%, 01/01/2022	2,319	0.0
18,755	5.500%, 02/01/2022	19,127	0.0
1,274	5.500%, 04/01/2022	1,300	0.0
13,793	5.500%, 06/01/2022	14,002	0.0
12,148	5.500%, 06/01/2022	12,439	0.0
24,554	5.500%, 07/01/2022	25,133	0.0
1,630	5.500%, 07/01/2022	1,673	0.0
2,074	5.500%, 08/01/2022	2,110	0.0
37,689	5.500%, 09/01/2022	38,603	0.0
6,206	5.500%, 09/01/2022	6,410	0.0
6,161	5.500%, 01/01/2023	6,346	0.0
3,991	5.500%, 02/01/2023	4,094	0.0
8,480	5.500%, 03/01/2023	8,717	0.0
2,586	5.500%, 04/01/2023	2,681	0.0
10,214	5.500%, 06/01/2023	10,472	0.0
10,692	5.500%, 08/01/2023	11,095	0.0
2,017	5.500%, 08/01/2023	2,085	0.0
3,494	5.500%, 08/01/2023	3,575	0.0
28,144	5.500%, 08/01/2023	29,138	0.0
26,533	5.500%, 09/01/2023	27,552	0.0
6,917	5.500%, 10/01/2023	6,945	0.0
15,329	5.500%, 11/01/2023	15,596	0.0
3,442	5.500%, 11/01/2023	3,533	0.0
1,587	5.500%, 11/01/2023	1,632	0.0
95,768	5.500%, 02/01/2024	99,454	0.0
1,463	5.500%, 03/01/2024	1,472	0.0
19,796	5.500%, 07/01/2024	20,125	0.0
8,076	5.500%, 07/01/2024	8,424	0.0
4,738	5.500%, 05/01/2025	4,805	0.0
36,384	5.500%, 08/01/2025	37,872	0.0
2,486	5.500%, 07/01/2027	2,655	0.0
636	5.500%, 08/01/2027	680	0.0
122,762	5.500%, 03/01/2034	134,720	0.0
109,014	5.500%, 04/01/2034	119,939	0.0
47,819	5.500%, 11/01/2034	52,631	0.0
45,945	5.500%, 12/01/2034	50,583	0.0
588,042	5.500%, 02/01/2035	647,334	0.0
83,043	5.500%, 05/01/2035	91,401	0.0
504,101	5.500%, 09/01/2035	547,912	0.0
87,866	5.500%, 09/01/2035	96,623	0.0
112,331	5.500%, 04/01/2036	123,621	0.0
66,773	5.500%, 04/01/2036	73,414	0.0
23,526	5.500%, 05/01/2036	25,863	0.0
77,370	5.500%, 06/01/2036	83,949	0.0
280,690	5.500%, 07/01/2036	308,938	0.0
155,079	5.500%, 11/01/2036	170,484	0.0
508,971	5.500%, 12/01/2036	559,902	0.0
231,423	5.500%, 12/01/2036	254,693	0.0
77,029	5.500%, 01/01/2037	84,725	0.0
331,060	5.500%, 03/01/2037	364,226	0.0
64,817	5.500%, 03/01/2037	71,277	0.0
735,934	5.500%, 03/01/2037	809,673	0.0
294,544	5.500%, 08/01/2037	324,130	0.0
811	5.500%, 01/01/2038	883	0.0
1,038	5.500%, 01/01/2038	1,121	0.0
2,994	5.500%, 01/01/2038	3,240	0.0
12,928	5.500%, 03/01/2038	14,101	0.0
17,520	5.500%, 05/01/2038	18,749	0.0
44,904	5.500%, 06/01/2038	49,398	0.0
1,402,498	5.500%, 09/01/2038	1,542,102	0.1
324,255	5.500%, 12/01/2038	348,815	0.0
79,785	5.500%, 06/01/2039	86,700	0.0
14,113	5.500%, 04/01/2040	15,071	0.0
120,019	5.500%, 05/01/2040	128,168	0.0
244,518	5.500%, 06/01/2040	261,121	0.0
11,142	5.500%, 07/01/2040	11,898	0.0
103,593	5.700%, 07/01/2036	108,808	0.0
16,471	5.700%, 07/01/2036	16,474	0.0
8,424	6.000%, 01/01/2034	9,149	0.0
4,464	6.000%, 07/01/2034	4,830	0.0
63,109	6.000%, 12/01/2034	69,725	0.0
32,045	6.000%, 05/01/2035	34,566	0.0
33,439	6.000%, 01/01/2036	36,071	0.0
16,171	6.000%, 01/01/2036	17,443	0.0
21,942	6.000%, 02/01/2036	24,209	0.0
21,589	6.000%, 03/01/2036	23,811	0.0
32,555	6.000%, 03/01/2036	35,399	0.0
33,602	6.000%, 04/01/2036	37,072	0.0
7,314	6.000%, 04/01/2036	7,982	0.0
63,474	6.000%, 05/01/2036	70,016	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
463	6.000%, 06/01/2036	$510	0.0
1,817	6.000%, 08/01/2036	1,960	0.0
16,819	6.000%, 08/01/2036	18,554	0.0
45,396	6.000%, 09/01/2036	49,031	0.0
45,358	6.000%, 09/01/2036	48,982	0.0
21,198	6.000%, 09/01/2036	23,377	0.0
48,154	6.000%, 09/01/2036	53,119	0.0
22,575	6.000%, 10/01/2036	24,368	0.0
17,503	6.000%, 10/01/2036	19,095	0.0
468,675	6.000%, 12/01/2036	516,885	0.0
182,137	6.000%, 12/01/2036	197,011	0.0
72,854	6.000%, 01/01/2037	78,803	0.0
6,871	6.000%, 02/01/2037	7,446	0.0
5,566	6.000%, 04/01/2037	6,003	0.0
98,253	6.000%, 07/01/2037	108,566	0.0
30,587	6.000%, 08/01/2037	33,714	0.0
1,122	6.000%, 08/01/2037	1,234	0.0
3,041	6.000%, 08/01/2037	3,349	0.0
14,313	6.000%, 09/01/2037	15,782	0.0
28,078	6.000%, 09/01/2037	30,607	0.0
410	6.000%, 09/01/2037	452	0.0
60,373	6.000%, 09/01/2037	65,121	0.0
2,049	6.000%, 09/01/2037	2,254	0.0
6,424	6.000%, 09/01/2037	7,077	0.0
2,149	6.000%, 10/01/2037	2,350	0.0
324	6.000%, 10/01/2037	354	0.0
3,102	6.000%, 10/01/2037	3,358	0.0
974	6.000%, 10/01/2037	1,056	0.0
55,438	6.000%, 11/01/2037	61,079	0.0
2,354	6.000%, 11/01/2037	2,554	0.0
18,297	6.000%, 11/01/2037	20,157	0.0
22,499	6.000%, 11/01/2037	24,269	0.0
6,239	6.000%, 11/01/2037	6,742	0.0
26,047	6.000%, 11/01/2037	28,609	0.0
7,302	6.000%, 11/01/2037	7,877	0.0
47,740	6.000%, 12/01/2037	52,622	0.0
5,946	6.000%, 12/01/2037	6,445	0.0
29,824	6.000%, 12/01/2037	32,872	0.0
14,569	6.000%, 12/01/2037	16,065	0.0
4,161	6.000%, 01/01/2038	4,488	0.0
12,366	6.000%, 01/01/2038	13,359	0.0
776	6.000%, 02/01/2038	837	0.0
84,849	6.000%, 02/01/2038	93,252	0.0
127,157	6.000%, 03/01/2038	137,185	0.0
6,296	6.000%, 03/01/2038	6,830	0.0
363,266	6.000%, 04/01/2038	401,218	0.0
19,905	6.000%, 04/01/2038	21,961	0.0
21,380	6.000%, 05/01/2038	23,062	0.0
26,792	6.000%, 05/01/2038	29,545	0.0
1,923	6.000%, 06/01/2038	2,076	0.0
26,432	6.000%, 07/01/2038	28,547	0.0
15,133	6.000%, 07/01/2038	16,361	0.0
4,063	6.000%, 08/01/2038	4,480	0.0
900	6.000%, 08/01/2038	971	0.0
36,347	6.000%, 09/01/2038	39,241	0.0
6,979	6.000%, 09/01/2038	7,527	0.0
24,093	6.000%, 09/01/2038	26,304	0.0
83,732	6.000%, 10/01/2038	90,917	0.0
79,708	6.000%, 10/01/2038	87,788	0.0
22,038	6.000%, 10/01/2038	24,265	0.0
15,618	6.000%, 05/01/2039	16,847	0.0
701,683	6.000%, 10/01/2039	775,311	0.0
28,746	6.000%, 11/01/2039	31,057	0.0
915	6.500%, 04/01/2030	1,011	0.0
61,093	6.500%, 02/01/2034	67,498	0.0
8,554	6.500%, 11/01/2034	9,763	0.0
11,586	6.500%, 01/01/2036	12,984	0.0
33,625	6.500%, 03/01/2036	38,467	0.0
63,152	6.500%, 04/01/2036	71,755	0.0
604	6.500%, 05/01/2036	668	0.0
4,317	6.500%, 06/01/2036	4,770	0.0
5,428	6.500%, 07/01/2036	5,997	0.0
1,590	6.500%, 07/01/2036	1,845	0.0
69,702	6.500%, 07/01/2036	77,101	0.0
24,582	6.500%, 07/01/2036	28,536	0.0
49,395	6.500%, 07/01/2036	55,868	0.0
3,244	6.500%, 07/01/2036	3,660	0.0
3,986	6.500%, 08/01/2036	4,405	0.0
2,331	6.500%, 08/01/2036	2,576	0.0
1,419	6.500%, 09/01/2036	1,604	0.0
126,365	6.500%, 09/01/2036	146,774	0.0
9,179	6.500%, 09/01/2036	10,145	0.0
17,696	6.500%, 09/01/2036	20,004	0.0
872	6.500%, 11/01/2036	964	0.0
4,091	6.500%, 11/01/2036	4,693	0.0
3,142	6.500%, 12/01/2036	3,509	0.0
13,577	6.500%, 12/01/2036	14,999	0.0
35,680	6.500%, 01/01/2037	39,431	0.0
26,938	6.500%, 01/01/2037	29,841	0.0
352	6.500%, 01/01/2037	389	0.0
6,696	6.500%, 01/01/2037	7,398	0.0
16,820	6.500%, 02/01/2037	18,592	0.0
12,391	6.500%, 03/01/2037	13,695	0.0
7,278	6.500%, 03/01/2037	8,323	0.0
49,106	6.500%, 03/01/2037	54,491	0.0
112,744	6.500%, 03/01/2037	129,635	0.0
1,752	6.500%, 04/01/2037	1,936	0.0
825	6.500%, 07/01/2037	939	0.0
2,254	6.500%, 08/01/2037	2,544	0.0
3,801	6.500%, 08/01/2037	4,200	0.0
2,833	6.500%, 08/01/2037	3,131	0.0
502	6.500%, 09/01/2037	568	0.0
18,856	6.500%, 09/01/2037	20,972	0.0
2,320	6.500%, 09/01/2037	2,577	0.0
8,573	6.500%, 09/01/2037	9,716	0.0
1,454	6.500%, 09/01/2037	1,654	0.0
111,888	6.500%, 09/01/2037	123,672	0.0
77,579	6.500%, 09/01/2037	88,011	0.0
989	6.500%, 10/01/2037	1,093	0.0
8,559	6.500%, 10/01/2037	9,887	0.0
2,696	6.500%, 10/01/2037	3,087	0.0
32,267	6.500%, 10/01/2037	36,573	0.0
30,902	6.500%, 10/01/2037	34,394	0.0
132,979	6.500%, 11/01/2037	152,507	0.0
2,919	6.500%, 12/01/2037	3,225	0.0
9,358	6.500%, 12/01/2037	10,340	0.0
5,514	6.500%, 12/01/2037	6,095	0.0
13,637	6.500%, 12/01/2037	15,638	0.0
62,941	6.500%, 12/01/2037	69,553	0.0
1,466	6.500%, 12/01/2037	1,619	0.0
1,353	6.500%, 12/01/2037	1,495	0.0
1,550	6.500%, 12/01/2037	1,713	0.0
544	6.500%, 01/01/2038	602	0.0
20,316	6.500%, 01/01/2038	22,732	0.0
81,982	6.500%, 02/01/2038	90,590	0.0
45,763	6.500%, 03/01/2038	52,287	0.0
53,095	6.500%, 04/01/2038	59,662	0.0
4,127	6.500%, 05/01/2038	4,560	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
70,145		6.500%, 08/01/2038	$77,734	0.0
228,347		6.500%, 08/01/2038	252,343	0.0
86,805		6.500%, 08/01/2038	95,939	0.0
20,540		6.500%, 09/01/2038	22,704	0.0
23,571		6.500%, 09/01/2038	26,090	0.0
254,023		6.500%, 10/01/2038	290,398	0.0
15,537		6.500%, 10/01/2038	17,692	0.0
4,136		6.500%, 10/01/2038	4,692	0.0
50,679		6.500%, 10/01/2038	56,004	0.0
31,787		6.500%, 11/01/2038	35,688	0.0
59,935		6.500%, 01/01/2039	68,452	0.0
1,543		6.500%, 01/01/2039	1,785	0.0
15,829		6.500%, 03/01/2039	17,499	0.0
5,443		6.500%, 09/01/2039	6,014	0.0
805,000		6.625%, 11/15/2030	1,110,827	0.0
3,430,000		7.125%, 01/15/2030	4,823,538	0.1
1,560,000		7.250%, 05/15/2030	2,227,312	0.1
			446,408,141	12.8

		Government National Mortgage Association: 8.0%
12,709,498		3.000%, 04/15/2045	12,785,972	0.4
10,569,681		3.000%, 07/20/2045	10,643,196	0.3
5,089,304		3.000%, 04/20/2046	5,124,691	0.2
20,360,290		3.000%, 07/20/2046	20,501,917	0.6
9,409,942		3.000%, 07/20/2047	9,466,879	0.3
27,208,279		3.000%, 04/20/2048	27,355,355	0.8
25,363,583		3.500%, 03/20/2047	25,903,252	0.7
4,329,980		3.500%, 07/20/2047	4,438,849	0.1
14,315,563		3.500%, 09/20/2047	14,583,056	0.4
12,158,098		3.500%, 12/20/2047	12,433,124	0.4
13,277,913		3.500%, 01/20/2048	13,578,988	0.4
26,310,182		3.500%, 02/20/2048	26,866,569	0.8
7,018,546		4.000%, 10/20/2043	7,275,786	0.2
32,000,000	(5)	4.000%, 04/01/2044	33,053,750	1.0
3,635,535		4.000%, 03/20/2046	3,767,075	0.1
5,925,904		4.000%, 03/20/2046	6,140,692	0.2
1,162,168		4.500%, 02/20/2041	1,224,247	0.0
357,962		4.500%, 03/20/2041	377,079	0.0
1,371,598		4.500%, 05/20/2041	1,444,891	0.1
1,542,576		4.500%, 06/20/2041	1,624,845	0.1
2,856,394		4.500%, 07/20/2041	3,008,551	0.1
1,177,277		4.500%, 09/20/2041	1,239,890	0.0
3,590,111		4.500%, 10/20/2041	3,781,279	0.1
15,000,000	(5)	4.500%, 04/01/2044	15,579,126	0.5
12,835		5.000%, 10/15/2037	13,789	0.0
2,763		5.000%, 04/15/2038	2,942	0.0
70,785		5.000%, 03/15/2039	76,065	0.0
122,324		5.000%, 08/15/2039	131,433	0.0
954,273		5.000%, 09/15/2039	1,024,977	0.0
1,110,035		5.000%, 09/15/2039	1,192,168	0.0
836,004		5.000%, 02/15/2040	878,368	0.0
642,512		5.000%, 04/15/2040	679,600	0.0
1,367,554		5.000%, 06/15/2040	1,437,599	0.0
42,915		5.000%, 07/15/2040	46,090	0.0
535,940		5.000%, 04/15/2042	559,729	0.0
845,969		5.000%, 04/20/2042	904,842	0.0
6,964,211		5.000%, 06/20/2048	7,272,930	0.2
37,017		5.500%, 07/20/2038	40,194	0.0
480,206		5.500%, 09/20/2039	515,569	0.0
34,609		5.500%, 10/20/2039	37,508	0.0
19,711		5.500%, 11/20/2039	21,358	0.0
799,303		5.500%, 11/20/2039	858,118	0.0
11,901		5.500%, 12/20/2040	12,923	0.0
36,587		5.500%, 01/20/2041	40,052	0.0
263,075		5.500%, 03/20/2041	286,013	0.0
366,958		5.500%, 04/20/2041	400,000	0.0
611,114		5.500%, 05/20/2041	663,556	0.0
569,405		5.500%, 06/20/2041	617,990	0.0
18,897		6.000%, 10/15/2036	20,913	0.0
67,418		6.000%, 08/15/2037	74,587	0.0
53,876		6.000%, 11/15/2037	58,341	0.0
17,114		6.000%, 12/15/2037	18,900	0.0
24,061		6.000%, 01/15/2038	26,386	0.0
28,865		6.000%, 01/15/2038	31,930	0.0
30,138		6.000%, 02/15/2038	33,346	0.0
613		6.000%, 02/15/2038	676	0.0
78,760		6.000%, 02/15/2038	85,512	0.0
878		6.000%, 04/15/2038	947	0.0
175,192		6.000%, 05/15/2038	193,806	0.0
207,186		6.000%, 05/15/2038	229,251	0.0
29,155		6.000%, 07/15/2038	32,297	0.0
66,085		6.000%, 09/15/2038	73,214	0.0
58,095		6.000%, 11/15/2038	62,910	0.0
912,036		6.000%, 08/20/2040	980,115	0.0
			281,836,003	8.0

		Other U.S. Agency Obligations: 0.4%
1,500,000	(2)	1.875%, 08/15/2022	1,476,788	0.1
5,000,000		2.400%, 09/21/2026	4,945,966	0.1
10,000		6.150%, 01/15/2038	13,969	0.0
5,000,000	(2)	7.125%, 05/01/2030	7,038,000	0.2
			13,474,723	0.4

	Total U.S. Government Agency Obligations
	(Cost $964,933,370)		972,148,710	27.8

U.S. TREASURY OBLIGATIONS: 38.7%
		U.S. Treasury Bonds: 6.3%
10,659,000		2.250%, 08/15/2046	9,530,020	0.3
7,000,000		2.500%, 02/15/2046	6,600,098	0.2
9,072,000		2.500%, 05/15/2046	8,549,120	0.2
2,000		2.750%, 11/15/2042	1,995	0.0
9,022,000		3.000%, 11/15/2044	9,378,475	0.3
10,042,000		3.000%, 11/15/2045	10,448,387	0.3
2,882,000		3.125%, 02/15/2043	3,060,718	0.1
5,686,000		3.125%, 08/15/2044	6,042,041	0.2
74,108,600		3.375%, 11/15/2048	82,684,644	2.4
14,705,000		3.500%, 02/15/2039	16,697,642	0.5
13,888,000		3.625%, 08/15/2043	15,994,799	0.4
14,092,000		3.625%, 02/15/2044	16,248,186	0.5
13,251,000		3.750%, 11/15/2043	15,570,702	0.4
7,845,000		3.875%, 08/15/2040	9,364,509	0.3
6,505,000		4.375%, 05/15/2040	8,294,129	0.2
830,000		6.000%, 02/15/2026	1,023,137	0.0
			219,488,602	6.3

		U.S. Treasury Notes: 32.4%
9,004,000	(2)	0.875%, 09/15/2019	8,941,750	0.3
5,000,000		1.000%, 10/15/2019	4,961,426	0.1
4,770,000		1.000%, 11/15/2019	4,727,797	0.1
10,000,000		1.125%, 02/28/2021	9,783,594	0.3
8,000,000		1.125%, 08/31/2021	7,790,312	0.2
1,000		1.250%, 10/31/2019	993	0.0
11,755,000		1.250%, 01/31/2020	11,642,042	0.3
3,534,000		1.250%, 02/29/2020	3,497,625	0.1
13,040,000		1.250%, 10/31/2021	12,717,820	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
20,000,000		1.375%, 01/15/2020	$19,837,500	0.6
933,000		1.375%, 01/31/2020	925,164	0.0
8,515,000		1.375%, 02/29/2020	8,435,504	0.2
9,022,000		1.375%, 03/31/2020	8,931,075	0.3
7,940,000		1.375%, 04/30/2020	7,854,862	0.2
7,000		1.375%, 08/31/2020	6,904	0.0
10,000,000		1.375%, 10/31/2020	9,851,758	0.3
37,540,000		1.375%, 04/30/2021	36,865,453	1.1
7,000,000		1.375%, 08/31/2023	6,749,534	0.2
5,000,000		1.375%, 09/30/2023	4,816,799	0.1
7,002,000		1.500%, 11/30/2019	6,959,058	0.2
752,000		1.500%, 05/31/2020	744,407	0.0
4,833,000		1.500%, 01/31/2022	4,736,717	0.1
10,000,000		1.500%, 02/28/2023	9,730,859	0.3
10,000,000		1.500%, 03/31/2023	9,724,219	0.3
4,790,000		1.625%, 12/31/2019	4,761,279	0.1
2,976,000		1.625%, 08/15/2022	2,918,456	0.1
6,480,000		1.625%, 04/30/2023	6,328,505	0.2
10,184,000		1.625%, 05/31/2023	9,940,738	0.3
4,046,000		1.625%, 10/31/2023	3,940,267	0.1
24,847,000		1.625%, 02/15/2026	23,759,944	0.7
22,705,000		1.750%, 09/30/2019	22,626,951	0.6
7,810,000		1.750%, 04/30/2022	7,700,477	0.2
18,000,000		1.750%, 09/30/2022	17,715,234	0.5
69,000		1.750%, 01/31/2023	67,806	0.0
8,000,000		1.875%, 11/30/2021	7,925,000	0.2
10,000,000		1.875%, 05/31/2022	9,895,508	0.3
3,003,000		1.875%, 08/31/2022	2,968,806	0.1
24,900,000		2.000%, 11/30/2020	24,768,691	0.7
12,097,000		2.000%, 02/28/2021	12,032,262	0.3
8,063,000		2.000%, 12/31/2021	8,017,646	0.2
4,000,000		2.000%, 07/31/2022	3,972,031	0.1
17,133,000		2.000%, 11/15/2026	16,730,776	0.5
20,498,000		2.125%, 01/31/2021	20,435,946	0.6
3,700,000		2.125%, 09/30/2021	3,689,377	0.1
3,774,000		2.125%, 12/31/2021	3,763,680	0.1
10,105,000		2.125%, 06/30/2022	10,075,790	0.3
5,000,000		2.125%, 11/30/2023	4,975,879	0.1
95,400,000		2.125%, 03/31/2024	94,924,863	2.7
20,000,000		2.125%, 05/15/2025	19,804,688	0.6
91,260,000		2.250%, 03/31/2021	91,238,610	2.6
8,794,000		2.250%, 04/30/2021	8,791,080	0.2
3,011,000		2.250%, 12/31/2023	3,012,823	0.1
26,457,000		2.250%, 11/15/2024	26,421,862	0.8
1,352,000		2.250%, 11/15/2025	1,346,772	0.0
19,590,000		2.375%, 12/31/2020	19,611,809	0.6
117,870,000		2.375%, 03/15/2022	118,434,027	3.4
9,874,000		2.500%, 05/15/2024	9,993,954	0.3
121,306,000		2.500%, 02/28/2026	122,765,463	3.5
77,734,000	(2)	2.625%, 02/15/2029	79,256,797	2.3
11,396,000		2.750%, 09/15/2021	11,534,221	0.3
36,569,500		2.750%, 11/15/2023	37,393,028	1.1
37,052,000		2.750%, 02/15/2024	37,926,919	1.1
16,545,000		2.875%, 10/31/2020	16,683,306	0.5
7,790,000		3.500%, 05/15/2020	7,885,853	0.2
			1,136,270,296	32.4

	Total U.S. Treasury Obligations
	(Cost $1,345,989,361)		1,355,758,898	38.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,028,477	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,262,467	0.1
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.354%, 12/10/2054	1,054,705	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,157,068	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,053,667	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	658,740	0.0
315,000	(3)	COMM 2015-PC1 B, 4.440%, 07/10/2050	324,822	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	993,309	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	998,241	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,040,117	0.0
1,000,000	(1),(3)	Core Industrial Trust 2015-TEXW D, 3.849%, 02/10/2034	1,009,180	0.0
981,425	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	997,379	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/2049	506,494	0.0
2,000,000	(3)	Ginnia Mae 2011-20 C, 3.562%, 04/16/2041	2,009,165	0.1
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,027,988	0.1
6,000,000	(3)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	6,029,340	0.2
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.719%, 01/16/2051	5,190,404	0.2
189,325	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	194,077	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,024,629	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,000,629	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,033,695	0.0
1,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.003%, 01/15/2046	1,033,027	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,732,250	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	$2,968,801	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,157,999	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,239,962	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,052,172	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,308,993	0.0
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.159%, 03/15/2048	220,482	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.376%, 09/15/2047	103,840	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.376%, 09/15/2047	103,920	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	999,526	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,067,080	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,423,713	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,036,227	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $69,805,783)		69,042,585	2.0

SOVEREIGN BONDS: 2.1%
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,096,780	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,556,937	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	499,115	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	501,046	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,047,560	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,008,755	0.0
1,000,000		Japan Bank for International Cooperation, 1.750%, 05/28/2020	990,862	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	4,969,407	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	2,990,200	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,807,429	0.1
500,000		Korea International Bond, 4.125%, 06/10/2044	561,562	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	4,922,500	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,027,356	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,405,000	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,170,340	0.2
5,000,000		Province of Alberta Canada, 2.950%, 01/23/2024	5,085,641	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	2,935,067	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	993,198	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,557,904	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,572,662	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,157,864	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,157,500	0.1

	Total Sovereign Bonds
	(Cost $70,860,461)		72,014,685	2.1

	Total Long-Term Investments
	(Cost $3,498,318,106)		3,542,627,675	101.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Commercial Paper: 5.9%
24,000,000	Autozone, Inc., 3.160%, 04/12/2019	$23,975,099	0.7
86,303,000	CVS Health Corp., 7.850%, 04/01/2019	86,284,445	2.5
15,000,000	Eaton Corp., 4.030%, 04/04/2019	14,993,380	0.4
19,000,000	Enterprise Products, 8.030%, 04/01/2019	18,995,820	0.5
60,000,000	Kroger Co., 7.770%, 04/01/2019	59,987,225	1.7
2,375,000	Schlumberger Ltd., 2.920%, 05/16/2019	2,366,304	0.1
		206,602,273	5.9

	Securities Lending Collateral(6): 2.3%
19,074,824	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $19,079,010, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $19,460,650, due 12/01/33-02/01/49)	19,074,824	0.5
19,074,824	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $19,078,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $19,456,320, due 04/02/19-10/20/68)	19,074,824	0.5
12,974,050	HSBC Securities USA, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $12,976,801, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $13,233,532, due 08/15/20-05/15/48)	12,974,050	0.4
19,074,824	Nomura Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $19,078,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $19,456,321, due 05/01/19-01/20/69)	19,074,824	0.6
10,023,508	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $10,025,815, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,240,895, due 07/15/20-02/15/47)	10,023,508	0.3
		80,222,030	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
2,898,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $2,898,000)	2,898,000	0.1

	Total Short-Term Investments
	(Cost $289,767,115)	289,722,303	8.3

	Total Investments in Securities (Cost $3,788,085,221)	$3,832,349,978	109.5
	Liabilities in Excess of Other Assets	(332,746,160)	(9.5)
	Net Assets	$3,499,603,818	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2019.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$983,040,030	$–	$983,040,030
Collateralized Mortgage Obligations	–	3,131,950	–	3,131,950
Municipal Bonds	–	33,514,546	–	33,514,546
U.S. Treasury Obligations	–	1,355,758,898	–	1,355,758,898
Commercial Mortgage-Backed Securities	–	69,042,585	–	69,042,585
Convertible Bonds/Notes	–	504,005	–	504,005
Sovereign Bonds	–	72,014,685	–	72,014,685
Asset-Backed Securities	–	18,348,934	–	18,348,934
Supranational Bonds	–	35,123,332	–	35,123,332
U.S. Government Agency Obligations	–	972,148,710	–	972,148,710
Short-Term Investments	2,898,000	286,824,303	–	289,722,303
Total Investments, at fair value	$2,898,000	$3,829,451,978	$–	$3,832,349,978
Other Financial Instruments+
Futures	22,413	–	–	22,413
Total Assets	$2,920,413	$3,829,451,978	$–	$3,832,372,391
Liabilities Table
Other Financial Instruments+
Futures	$(3,070)	$–	$–	$(3,070)
Total Liabilities	$(3,070)	$–	$–	$(3,070)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2019, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	25	06/28/19	$2,895,703	$22,413
			$2,895,703	$22,413
Short Contracts:
U.S. Treasury 2-Year Note	(4)	06/28/19	(852,375)	(3,070)
			$(852,375)	$(3,070)

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,793,878,018.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$67,066,150
Gross Unrealized Depreciation	(28,574,847)

Net Unrealized Appreciation	$38,491,303